UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07584
Rydex Series Funds
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

All-Asset Aggressive Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
MUTUAL FUNDS†,1 — 79.7%
RSF — U.S. Long Short Momentum Fund*	126,961	$1,787,611
Security Income Fund — U.S. Intermediate Bond Fund	96,072	1,662,042
Security Equity Fund® — Large Cap Concentrated Growth Fund	178,003	1,573,542
Security Large Cap Value Fund	51,847	1,567,326
Security Equity Fund® — MSCI EAFE Equal Weight Fund	118,101	1,401,858
RSF — Long Short Interest Rate Strategy Fund*	28,001	682,944
RSF — Multi-Hedge Strategies Fund*	26,783	594,312
RSF — Managed Futures Strategy Fund *	22,318	569,107
RSF — Event Driven and Distressed Strategies Fund*	21,370	568,216
RSF — Long/Short Commodities Strategy Fund	19,664	524,034
Security Mid Cap Growth Fund*	11,855	414,928
Security Equity Fund® — Mid Cap Value Fund	12,226	413,472
RSF — Long Short Equity Strategy Fund*	9,742	265,871
Security Income Fund — High Yield Fund	16,819	216,458
Security Equity Fund® — Small Cap Value Fund*	13,638	201,157
Security Equity Fund® — Small Cap Growth Fund*	12,887	200,009
RSF — Commodities Strategy Fund*	10,477	183,667
RSF — Alternative Strategies Fund*	6,406	162,914
RSF — Real Estate Fund	5,410	159,704

Total Mutual Funds (Cost $10,960,056)		13,149,172

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 — 19.7%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$3,251,568	$3,251,568

Total Repurchase Agreement (Cost $3,251,568)		3,251,568

Total Investments — 99.4% (Cost $14,211,624)		$16,400,740

Other Assets, Less Liabilities — 0.6%		92,817

Total Net Assets — 100.0%		$16,493,557

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,644,063)	25	$54,919
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $514,020)	6	6,893
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $833,875)	7	(3,415)

(Total Aggregate Value of Contracts $2,991,958)		$58,397

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	A-Class shares of affiliated funds.

2	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
MUTUAL FUNDS†,1 — 77.7%
Security Income Fund —U.S. Intermediate Bond Fund	171,353	$2,964,405
Security Income Fund —High Yield Fund	95,864	1,233,775
RSF —Multi-Hedge Strategies Fund*	46,534	1,032,594
RSF —Long Short Interest Rate Strategy Fund*	36,254	884,240
RSF —Managed Futures Strategy Fund *	31,217	796,027
RSF —U.S. Long Short Momentum Fund*	54,719	770,445
Security Equity Fund® —Large Cap Concentrated Growth Fund	77,056	681,173
Security Large Cap Value Fund	22,457	678,869
RSF —Event Driven and Distressed Strategies Fund*	17,246	458,565
Security Equity Fund® —MSCI EAFE Equal Weight Fund	26,857	318,790
RSF —Long Short Equity Strategy Fund*	11,133	303,815
RSF —Long/Short Commodities Strategy Fund	6,891	183,639
Security Mid Cap Growth Fund*	5,134	179,675
Security Equity Fund® — Mid Cap Value Fund	5,297	179,144
RSF —Alternative Strategies Fund*	5,553	141,223
RSF —Commodities Strategy Fund*	3,154	55,295
RSF —Real Estate Fund	1,278	37,729
Security Equity Fund® —Small Cap Value Fund*	2,443	36,033
Security Equity Fund® —Small Cap Growth Fund*	2,308	35,814

Total Mutual Funds (Cost $9,634,445)		10,971,250

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 — 21.8%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$3,078,021	$3,078,021

Total Repurchase Agreement (Cost $3,078,021)		3,078,021

Total Investments — 99.5% (Cost $12,712,466)		$14,049,271

Other Assets, Less Liabilities — 0.5%		72,242

Total Net Assets — 100.0%		$14,121,513

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $526,100)	8	$20,683
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $428,350)	5	15,855
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,191,250)	10	5,829

(Total Aggregate Value of Contracts $2,145,700)		$42,367

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	A-Class shares of affiliated funds.

2	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
MUTUAL FUNDS†,1 — 83.1%
Security Income Fund — U.S. Intermediate Bond Fund	340,154	$5,884,672
RSF — U.S. Long Short Momentum Fund *	181,123	2,550,207
Security Equity Fund® — Large Cap Concentrated Growth Fund	227,948	2,015,059
Security Large Cap Value Fund	66,390	2,006,957
Security Equity Fund® — MSCI EAFE Equal Weight Fund	165,769	1,967,675
RSF — Multi-Hedge Strategies Fund *	65,786	1,459,791
RSF — Long Short Interest Rate Strategy Fund *	53,897	1,314,559
RSF — Managed Futures Strategy Fund *	48,604	1,239,410
RSF — Event Driven and Distressed Strategies Fund *	36,682	975,379
RSF — Long/Short Commodities Strategy Fund	27,318	728,019
Security Income Fund — High Yield Fund	51,963	668,759
RSF — Long Short Equity Strategy Fund *	21,272	580,520
Security Mid Cap Growth Fund *	16,512	577,924
Security Equity Fund® — Mid Cap Value Fund	17,025	575,790
RSF — Commodities Strategy Fund *	17,421	305,391
RSF — Alternative Strategies Fund *	11,092	282,065
RSF — Real Estate Fund	6,746	199,129
Security Equity Fund® — Small Cap Value Fund *	10,820	159,602
Security Equity Fund® — Small Cap Growth Fund *	10,225	158,689

Total Mutual Funds (Cost $20,160,326)		23,649,597

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 — 16.3%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$4,634,314	$4,634,314

Total Repurchase Agreement (Cost $4,634,314)		4,634,314

Total Investments — 99.4% (Cost $24,794,640)		$28,283,911

Other Assets, Less Liabilities — 0.6%		163,061

Total Net Assets — 100.0%		$28,446,972

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,578,300)	24	$52,739
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $771,030)	9	13,563
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,786,875)	15	4,562

(Total Aggregate Value of Contracts $4,136,205)		$70,864

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	A-Class shares of affiliated funds.

2	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Financials — 99.5%
U.S. Bancorp	11,288	$287,957
JPMorgan Chase & Co.	6,672	273,152
Wells Fargo & Co.	9,485	266,149
Citigroup, Inc.	6,110	254,420
PNC Financial Services Group, Inc.	4,113	245,175
Bank of New York Mellon Corp.	9,381	240,341
Bank of America Corp.	21,269	233,108
Itau Unibanco Holding S.A. ADR	9,113	214,611
BB&T Corp.	7,169	192,415
Banco Bradesco S.A. ADR	8,616	176,542
SunTrust Banks, Inc.	6,004	154,903
M&T Bank Corp.	1,668	146,701
Fifth Third Bancorp	11,505	146,689
CIT Group, Inc.*	3,100	137,206
ICICI Bank Ltd. ADR	2,780	137,054
HSBC Holdings plc ADR	2,527	125,390
KeyCorp	14,397	119,927
Regions Financial Corp.	18,689	115,872
Bank of Montreal	1,729	109,878
Comerica, Inc.	3,134	108,342
Huntington Bancshares, Inc.	16,136	105,852
New York Community Bancorp, Inc.	7,057	105,784
People’s United Financial, Inc.	7,730	103,892
Hancock Holding Co.	3,223	99,849
HDFC Bank Ltd. ADR	560	98,778
Banco Santander S.A. ADR	8,556	98,480
Zions Bancorporation	4,076	97,865
First Niagara Financial Group, Inc.	7,397	97,640
Marshall & Ilsley Corp.	11,793	93,990
Commerce Bancshares, Inc.	2,116	90,988
Toronto-Dominion Bank	1,025	87,023
Hudson City Bancorp, Inc.	10,584	86,683
Cullen	1,463	83,172
Banco Santander Brasil S.A. ADR	6,920	81,033
Royal Bank of Canada	1,398	79,728
SVB Financial Group*	1,288	76,906
East West Bancorp, Inc.	3,787	76,535
UBS AG	4,161	75,980
City National Corp.	1,390	75,408
Deutsche Bank AG	1,253	74,228
Signature Bank*	1,275	72,930
Valley National Bancorp	5,256	71,534
Bank of Hawaii Corp.	1,496	69,594
Associated Banc-Corp.	5,005	69,570
Prosperity Bancshares, Inc.	1,548	67,833
Fulton Financial Corp.	6,212	66,531
First Horizon National Corp.	6,972	66,513
Capitol Federal Financial, Inc.	5,561	65,397
CapitalSource, Inc.	9,950	64,178
FirstMerit Corp.	3,820	63,068
Webster Financial Corp.	2,994	62,934
Barclays plc ADR	3,712	60,988
TCF Financial Corp.	4,278	59,036
Trustmark Corp.	2,444	57,214
Iberiabank Corp.	975	56,199
Umpqua Holdings Corp.	4,717	54,576
Cathay General Bancorp	3,301	54,103
Credicorp Ltd.	620	53,382

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Financials — 99.5% (continued)
Northwest Bancshares, Inc.	4,204	$52,886
Westamerica Bancorporation	1,071	52,747
Washington Federal, Inc.	3,183	52,297
FNB Corp.	4,976	51,502
Astoria Financial Corp.	3,782	48,372
Wintrust Financial Corp.	1,425	45,857
First Midwest Bancorp, Inc.	3,708	45,571
Susquehanna Bancshares, Inc.	5,553	44,424
MGIC Investment Corp.*	7,099	42,239
Provident Financial Services, Inc.	2,935	42,029
BancorpSouth, Inc.	3,336	41,400
Glacier Bancorp, Inc.	3,050	41,114
Ocwen Financial Corp.*	3,160	40,322
Sterling Bancshares, Inc.	4,930	40,229
CVB Financial Corp.	4,300	39,775
Old National Bancorp	3,600	38,880
Texas Capital Bancshares, Inc.*	1,430	36,937
Radian Group, Inc.	6,884	29,119
PrivateBancorp, Inc. — Class A	2,048	28,262

Total Financials		7,425,188

Total Common Stocks (Cost $4,936,063)		7,425,188

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$48,298	$48,298

Total Repurchase Agreement (Cost $48,298)		48,298

Total Investments — 100.1% (Cost $4,984,361)		$7,473,486

Liabilities & Other Assets — (0.1)%		(8,524)

Total Net Assets — 100.0%		$7,464,962

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 101.1%
Materials — 100.0%
E. I. du Pont de Nemours & Co.	43,569	$2,354,905
Freeport-McMoRan Copper & Gold, Inc.	42,040	2,223,915
Dow Chemical Co.	60,438	2,175,768
Monsanto Co.	29,532	2,142,251
Barrick Gold Corp.	47,148	2,135,334
Goldcorp, Inc.	43,209	2,085,699
Praxair, Inc.	18,418	1,996,327
Vale S.A. ADR	60,754	1,941,090
Newmont Mining Corp.	32,624	1,760,718
Potash Corporation of Saskatchewan, Inc.	30,624	1,745,262
The Mosaic Co.	24,976	1,691,624
Air Products & Chemicals, Inc.	16,633	1,589,782
Southern Copper Corp.	46,580	1,531,085
Kinross Gold Corp.	91,875	1,451,625
Alcoa, Inc.	84,432	1,339,092
AngloGold Ashanti Ltd. ADR	30,647	1,289,932
Ecolab, Inc.	22,711	1,280,446
PPG Industries, Inc.	14,051	1,275,690
International Paper Co.	42,021	1,253,066
Cliffs Natural Resources, Inc.	12,881	1,190,848
BHP Billiton Ltd. ADR	12,314	1,165,274
Nucor Corp.	27,377	1,128,480
Celanese Corp. — Class A	20,717	1,104,423
Sigma-Aldrich Corp.	14,722	1,080,300
CF Industries Holdings, Inc.	7,444	1,054,591
Agnico-Eagle Mines Ltd.	16,694	1,053,892
Silver Wheaton Corp.	31,326	1,033,758
Rio Tinto plc ADR	14,186	1,025,932
Cia de Minas Buenaventura S.A. ADR	26,685	1,013,496
Gold Fields Ltd. ADR	68,965	1,006,199
Sherwin-Williams Co.	11,960	1,003,085
Randgold Resources Ltd. ADR	11,699	983,301
Molycorp, Inc.*	15,600	952,536
Yamana Gold, Inc.	81,573	948,694
Albemarle Corp.	13,694	947,625
LyondellBasell Industries N.V. — Class A	24,300	936,036
Eastman Chemical Co.	8,917	910,158
Ball Corp.	23,644	909,349
Teck Resources Ltd. — Class B	17,469	886,377
Agrium, Inc.	10,093	885,762
ArcelorMittal	25,363	881,618
Rock-Tenn Co. — Class A	13,231	877,745
Airgas, Inc.	12,244	857,570
FMC Corp.	9,932	854,351
MeadWestvaco Corp.	25,596	852,603
Crown Holdings, Inc.*	21,937	851,594
Lubrizol Corp.	6,317	848,184
Allegheny Technologies, Inc.	13,162	835,392
Cemex SAB de CV ADR*	93,728	806,060
Walter Energy, Inc.	6,905	799,599
International Flavors & Fragrances, Inc.	12,077	775,826
Ashland, Inc.	11,982	774,277
United States Steel Corp.	16,523	760,719
Huntsman Corp.	39,748	749,250
Rockwood Holdings, Inc.*	13,250	732,593
Temple-Inland, Inc.	23,946	712,154
Vulcan Materials Co.	18,215	701,824
Ivanhoe Mines Ltd.*	27,700	700,810
Domtar Corp.	7,280	689,562
Gerdau S.A. ADR	65,490	688,955
WR Grace & Co.*	15,045	686,503
POSCO ADR	6,313	685,718
Nalco Holding Co.	24,004	667,551
Bemis Company, Inc.	19,412	655,737
Aptargroup, Inc.	12,518	655,192
Owens-Illinois, Inc.*	25,068	647,005
Sonoco Products Co.	18,029	640,751
IAMGOLD Corp.	33,715	632,493
Allied Nevada Gold Corp.*	17,800	629,586
Royal Gold, Inc.	10,744	629,276
Eldorado Gold Corp.	42,680	629,103
Sealed Air Corp.	26,298	625,629
Cia Siderurgica Nacional S.A. ADR	49,783	620,296
Martin Marietta Materials, Inc.	7,609	608,492
Titanium Metals Corp.	33,165	607,583
Westlake Chemical Corp.	11,700	607,230
Reliance Steel & Aluminum Co.	12,214	606,425
Valspar Corp.	16,785	605,267
Mechel ADR	24,959	596,271
Silgan Holdings, Inc.	14,460	592,426
Cytec Industries, Inc.	10,345	591,631
Scotts Miracle-Gro Co. — Class A	11,494	589,757
RPM International, Inc.	25,232	580,841
Steel Dynamics, Inc.	35,390	575,088
Pan American Silver Corp.	18,526	572,268
Packaging Corporation of America	20,381	570,464
Solutia, Inc.*	24,080	550,228
Compass Minerals International, Inc.	6,229	536,130
Stillwater Mining Co.*	23,900	526,039
Novagold Resources, Inc.*	56,300	517,960
Intrepid Potash, Inc.*	15,687	509,828
Cabot Corp.	12,458	496,700
Hecla Mining Co.*	63,700	489,853
Silver Standard Resources, Inc.*	17,800	475,082
Coeur d’Alene Mines Corp.*	18,900	458,514
Silvercorp Metals, Inc.	48,100	451,178
AK Steel Holding Corp.	26,803	422,415
Commercial Metals Co.	27,749	398,198
Schnitzer Steel Industries, Inc. — Class A	6,900	397,440
Thompson Creek Metals Company, Inc.*	37,200	371,256

Total Materials		92,943,817

Financials — 1.1%
Weyerhaeuser Co.	48,777	1,066,265

Total Common Stocks
(Cost $58,908,835)		94,010,082

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$617,674	$617,674

Total Repurchase Agreement
(Cost $617,674)		617,674

Total Investments — 101.8%
(Cost $59,526,509)		$94,627,756

Liabilities & Other Assets — (1.8)%		(1,680,104)

Total Net Assets — 100.0%		$92,947,652

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Health Care — 99.5%
Amgen, Inc.*	246,905	$14,406,908
Biogen Idec, Inc.*	113,134	12,096,287
Gilead Sciences, Inc.*	270,530	11,202,647
Celgene Corp.*	176,817	10,665,601
Vertex Pharmaceuticals, Inc.*	131,143	6,818,125
Alexion Pharmaceuticals, Inc.*	122,135	5,744,009
Pharmasset, Inc.*	50,011	5,611,234
Dendreon Corp.*	125,646	4,955,478
Regeneron Pharmaceuticals, Inc.*	83,669	4,744,869
Human Genome Sciences, Inc.*	161,681	3,967,652
Seattle Genetics, Inc.*	174,514	3,581,027
BioMarin Pharmaceutical, Inc.*	124,012	3,374,367
Cubist Pharmaceuticals, Inc.*	93,676	3,371,399
Incyte Corporation Ltd.*	173,619	3,288,344
United Therapeutics Corp.*	57,013	3,141,416
Ariad Pharmaceuticals, Inc.*	276,755	3,135,634
Amylin Pharmaceuticals, Inc.*	223,147	2,981,244
Onyx Pharmaceuticals, Inc.*	81,691	2,883,692
Cephalon, Inc.*	35,647	2,848,195
InterMune, Inc.*	72,175	2,587,474
Acorda Therapeutics, Inc.*	79,426	2,566,254
Alkermes, Inc.*	133,265	2,478,729
Myriad Genetics, Inc.*	103,018	2,339,539
Cepheid, Inc.*	66,411	2,300,477
Amarin Corp. plc ADR*	155,450	2,249,362
Theravance, Inc.*	100,585	2,233,993
Momenta Pharmaceuticals, Inc.*	111,685	2,173,390
Exelixis, Inc.*	206,900	1,853,824
PDL BioPharma, Inc.	308,193	1,809,093
Medivation, Inc.*	60,229	1,290,707
Isis Pharmaceuticals, Inc.*	139,137	1,274,495
Savient Pharmaceuticals, Inc.*	170,020	1,273,450
SIGA Technologies, Inc.*	130,694	1,272,960
Enzon Pharmaceuticals, Inc.*	121,425	1,220,321
NPS Pharmaceuticals, Inc.*	117,960	1,114,722
Immunogen, Inc.*	91,285	1,112,764
AMAG Pharmaceuticals, Inc.*	57,490	1,080,812
Grifols S.A. ADR*	137,737	1,034,405
Sangamo Biosciences, Inc.*	118,260	696,551

Total Health Care		142,781,450

Total Common Stocks
(Cost $103,703,002)		142,781,450

RIGHTS†† — 0.1%
Sanofi Expires 12/31/20	49,694	119,763

Total Rights
(Cost $38,762)		119,763

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$901,213	$901,213

Total Repurchase Agreement
(Cost $901,213)		901,213

Total Investments — 100.2%
(Cost $104,642,977)		$143,802,426

Liabilities & Other Assets — (0.2)%		(251,892)

Total Net Assets — 100.0%		$143,550,534

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.3%
Consumer Staples — 99.3%
Procter & Gamble Co.	88,480	$5,624,673
Coca-Cola Co.	79,878	5,374,992
Philip Morris International, Inc.	70,401	4,700,674
PepsiCo, Inc.	65,165	4,589,571
Kraft Foods, Inc. — Class A	98,292	3,462,828
Altria Group, Inc.	121,855	3,218,191
Colgate-Palmolive Co.	33,053	2,889,163
Kimberly-Clark Corp.	32,547	2,166,328
Estee Lauder Companies, Inc. — Class A	19,690	2,071,191
General Mills, Inc.	54,787	2,039,173
Reynolds American, Inc.	54,978	2,036,935
Lorillard, Inc.	17,475	1,902,503
Kellogg Co.	34,040	1,883,093
Sysco Corp.	59,315	1,849,441
HJ Heinz Co.	33,427	1,780,991
Mead Johnson Nutrition Co. — Class A	25,449	1,719,080
Archer-Daniels-Midland Co.	55,842	1,683,636
Green Mountain Coffee Roasters, Inc.*	18,767	1,675,142
Kroger Co.	66,543	1,650,267
Sara Lee Corp.	79,315	1,506,192
ConAgra Foods, Inc.	57,641	1,487,714
Avon Products, Inc.	53,002	1,484,056
Hershey Co.	25,830	1,468,436
Brown-Forman Corp. — Class B	19,473	1,454,438
Cia de Bebidas das Americas ADR	42,440	1,431,501
Campbell Soup Co.	40,277	1,391,570
Coca-Cola Enterprises, Inc.	46,834	1,366,616
Whole Foods Market, Inc.	21,240	1,347,678
Bunge Ltd.	19,250	1,327,288
Hansen Natural Corp.*	16,394	1,327,094
Dr Pepper Snapple Group, Inc.	31,605	1,325,198
Herbalife, Ltd.	22,806	1,314,538
JM Smucker Co.	17,002	1,299,633
Clorox Co.	18,279	1,232,736
Safeway, Inc.	52,375	1,224,004
Hormel Foods Corp.	40,656	1,211,955
Molson Coors Brewing Co. — Class B	27,087	1,211,872
Tyson Foods, Inc. — Class A	59,665	1,158,694
Unilever N.V.	33,721	1,107,735
McCormick & Company, Inc.	21,514	1,066,449
Ralcorp Holdings, Inc.*	11,922	1,032,207
Church & Dwight Company, Inc.	24,575	996,271
Energizer Holdings, Inc.*	13,592	983,517
Constellation Brands, Inc. — Class A*	45,354	944,270
Fomento Economico Mexicano SAB de CV ADR	14,156	941,232
Diageo plc ADR	11,088	907,775
Corn Products International, Inc.	15,962	882,379
Anheuser-Busch InBev N.V. ADR	14,373	833,778
Nestle S.A. ADR	13,030	812,811
Smithfield Foods, Inc.*	36,736	803,416
Flowers Foods, Inc.	36,185	797,517
Nu Skin Enterprises, Inc. — Class A	19,676	738,834
BRF — Brasil Foods S.A. ADR	41,550	720,062
Dean Foods Co.*	55,535	681,414
Darling International, Inc.*	38,160	675,432
Ruddick Corp.	14,958	651,271
SUPERVALU, Inc.	66,876	629,303
United Natural Foods, Inc.*	14,122	602,586
Casey’s General Stores, Inc.	13,246	582,824
TreeHouse Foods, Inc.*	10,540	575,589
Hain Celestial Group, Inc.*	15,630	521,417

Total Consumer Staples		96,377,174

Total Common Stocks
(Cost $78,085,348)		96,377,174

WARRANTS†† — 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	125	100

Total Warrants
(Cost $—)		100

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.4%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$348,947	$348,947

Total Repurchase Agreement
(Cost $348,947)		348,947

Total Investments — 99.7%
(Cost $78,434,295)		$96,726,221

Other Assets, Less Liabilities — 0.3%		258,447

Total Net Assets — 100.0%		$96,984,668

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.6%
Information Technology — 96.4%
Intel Corp.	35,261	$781,383
Texas Instruments, Inc.	12,595	413,493
Altera Corp.	5,831	270,267
Broadcom Corp. — Class A	7,753	260,811
Applied Materials, Inc.	19,707	256,389
Analog Devices, Inc.	5,928	232,022
Avago Technologies Ltd.	6,063	230,394
Xilinx, Inc.	5,959	217,325
National Semiconductor Corp.	8,744	215,190
Marvell Technology Group Ltd.*	13,683	202,030
NVIDIA Corp.*	12,080	192,495
Atmel Corp.*	13,615	191,563
Maxim Integrated Products, Inc.	7,469	190,908
Taiwan Semiconductor Manufacturing Company Ltd. ADR	14,835	187,069
Linear Technology Corp.	5,590	184,582
Microchip Technology, Inc.	4,778	181,134
Varian Semiconductor Equipment Associates, Inc.*	2,671	164,107
KLA-Tencor Corp.	4,017	162,608
Micron Technology, Inc.*	20,102	150,363
ON Semiconductor Corp.*	14,292	149,637
LSI Corp.*	20,629	146,878
Lam Research Corp.*	3,262	144,441
ARM Holdings plc ADR	5,020	142,719
Cypress Semiconductor Corp.	6,384	134,958
Advanced Micro Devices, Inc.*	19,083	133,390
Novellus Systems, Inc.*	3,356	121,286
Skyworks Solutions, Inc.*	5,267	121,036
ASML Holding N.V.	3,018	111,545
Netlogic Microsystems, Inc.*	2,718	109,862
Cree, Inc.*	3,040	102,114
Teradyne, Inc.*	6,858	101,498
Omnivision Technologies, Inc.*	2,893	100,705
Cavium, Inc.*	2,269	98,906
SunPower Corp. — Class A*	5,010	96,843
Hittite Microwave Corp.*	1,564	96,827
Semtech Corp.*	3,523	96,319
Fairchild Semiconductor International, Inc. — Class A*	5,674	94,813
Trina Solar Ltd. ADR*	4,054	90,891
Entegris, Inc.*	8,953	90,604
Intersil Corp. — Class A	7,034	90,387
Veeco Instruments, Inc.*	1,854	89,752
PMC — Sierra, Inc.*	11,818	89,462
Silicon Laboratories, Inc.*	2,158	89,039
FEI Co.*	2,320	88,601
International Rectifier Corp.*	3,162	88,441
Microsemi Corp.*	4,273	87,597
RF Micro Devices, Inc.*	14,080	86,170
Cymer, Inc.*	1,642	81,295
TriQuint Semiconductor, Inc.*	7,842	79,910
Integrated Device Technology, Inc.*	10,085	79,268
MEMC Electronic Materials, Inc.*	8,889	75,823
MKS Instruments, Inc.	2,810	74,240
Rambus, Inc.*	4,933	72,416
Amkor Technology, Inc.*	11,636	71,794
Kulicke & Soffa Industries, Inc.*	6,170	68,734
Cabot Microelectronics Corp.*	1,390	64,593
Entropic Communications, Inc.*	7,173	63,768
LDK Solar Company Ltd. ADR*	8,570	62,904
Tessera Technologies, Inc.*	3,614	61,944
Lattice Semiconductor Corp.*	9,490	61,875
Diodes, Inc.*	2,330	60,813
Cirrus Logic, Inc.*	3,786	60,197
Power Integrations, Inc.	1,443	55,454
Volterra Semiconductor Corp.*	2,194	54,104
Advanced Energy Industries, Inc.*	3,581	52,963
Applied Micro Circuits Corp.*	5,104	45,221
Silicon Image, Inc.*	6,590	42,571
MIPS Technologies, Inc. — Class A*	4,670	32,270
Rubicon Technology, Inc.*	1,816	30,618

Total Information Technology		9,031,629

Industrials — 3.2%
First Solar, Inc.*	1,480	195,759
GT Solar International, Inc.*	6,643	107,617

Total Industrials		303,376

Total Common Stocks
(Cost $5,409,387)		9,335,005

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.4%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$38,906	$38,906

Total Repurchase Agreement
(Cost $38,906)		38,906

Total Investments — 100.0%
(Cost $5,448,293)		$9,373,911

Other Assets, Less Liabilities — 0.0%		341

Total Net Assets — 100.0%		$9,374,252

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.6%
Energy — 99.6%
Exxon Mobil Corp.	63,102	$5,135,241
Chevron Corp.	35,088	3,608,450
Schlumberger Ltd.	31,519	2,723,242
ConocoPhillips	34,397	2,586,310
Occidental Petroleum Corp.	23,120	2,405,405
Halliburton Co.	36,345	1,853,595
Apache Corp.	14,380	1,774,349
Petroleo Brasileiro S.A. ADR	47,895	1,621,725
Marathon Oil Corp.	30,217	1,591,832
Anadarko Petroleum Corp.	20,384	1,564,676
National Oilwell Varco, Inc.	18,229	1,425,690
Baker Hughes, Inc.	19,431	1,409,913
Devon Energy Corp.	17,232	1,358,054
EOG Resources, Inc.	11,955	1,249,895
Hess Corp.	16,392	1,225,466
BP plc ADR	25,292	1,120,199
Spectra Energy Corp.	40,240	1,102,977
Ensco plc ADR	20,656	1,100,961
Transocean Ltd.	16,690	1,077,506
Williams Companies, Inc.	35,435	1,071,909
El Paso Corp.	50,998	1,030,160
Chesapeake Energy Corp.	34,397	1,021,247
Alpha Natural Resources, Inc.*	21,807	990,910
Noble Energy, Inc.	10,862	973,561
Southwestern Energy Co.*	22,183	951,207
Weatherford International Ltd.*	48,067	901,256
Valero Energy Corp.	34,968	894,132
Peabody Energy Corp.	14,903	877,936
Murphy Oil Corp.	13,241	869,404
Cameron International Corp.*	16,045	806,903
FMC Technologies, Inc.*	17,986	805,593
Continental Resources, Inc.*	12,308	798,912
Suncor Energy, Inc.	20,376	796,702
Diamond Offshore Drilling, Inc.	10,895	767,117
Pioneer Natural Resources Co.	8,460	757,762
EQT Corp.	14,334	752,822
Noble Corp.	19,099	752,692
Cabot Oil & Gas Corp.	11,212	743,468
Newfield Exploration Co.*	10,922	742,914
Consol Energy, Inc.	15,195	736,654
Royal Dutch Shell plc ADR	10,278	731,074
Range Resources Corp.	12,997	721,334
Concho Resources, Inc.*	7,753	712,113
Total S.A. ADR	12,224	707,036
QEP Resources, Inc.	16,568	693,039
Southern Union Co.	17,118	687,288
Petrohawk Energy Corp.*	27,551	679,683
Helmerich & Payne, Inc.	10,189	673,697
Denbury Resources, Inc.*	33,152	663,040
Cimarex Energy Co.	7,066	635,375
Encana Corp.	20,540	632,427
Nabors Industries Ltd.*	25,635	631,646
Ultra Petroleum Corp.*	13,639	624,666
Core Laboratories N.V.	5,459	608,897
Canadian Natural Resources Ltd.	14,520	607,807
Plains Exploration & Production Co.*	15,730	599,628
Tenaris S.A. ADR	12,822	586,350
Patterson-UTI Energy, Inc.	18,511	585,133
Whiting Petroleum Corp.*	10,242	582,872
PetroChina Company Ltd. ADR	3,930	573,898
Cameco Corp. — Class A	21,674	571,110
CARBO Ceramics, Inc.	3,400	554,030
Oil States International, Inc.*	6,914	552,498
CNOOC Ltd. ADR	2,330	549,717
Oceaneering International, Inc.	13,290	538,245
Sunoco, Inc.	12,876	537,058
Rowan Companies, Inc.*	13,760	534,026
Cenovus Energy, Inc.	14,131	532,173
SM Energy Co.	7,235	531,628
HollyFrontier Corp.	7,650	530,910
Dresser-Rand Group, Inc.*	9,786	525,998
SandRidge Energy, Inc.*	48,981	522,137
Nexen, Inc.	22,872	514,620
McDermott International, Inc.*	25,704	509,196
RPC, Inc.	20,734	508,812
Frontier Oil Corp.	15,640	505,328
Talisman Energy, Inc.	23,006	471,393
EXCO Resources, Inc.	26,285	463,930
Arch Coal, Inc.	16,714	445,595
Superior Energy Services, Inc.*	11,944	443,600
Brigham Exploration Co.*	14,663	438,864
Unit Corp.*	7,200	438,696
Tesoro Corp.*	18,444	422,552
Atwood Oceanics, Inc.*	9,514	419,853
Quicksilver Resources, Inc.*	28,001	413,295
Tidewater, Inc.	7,537	405,566
Dril-Quip, Inc.*	5,913	401,079
Oasis Petroleum, Inc.*	13,508	400,917
World Fuel Services Corp.	10,913	392,104
Forest Oil Corp.*	13,768	367,743
InterOil Corp.*	6,070	355,156

Total Energy		81,713,579

Total Common Stocks (Cost $43,936,372)		81,713,579

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.1%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$86,998	$86,998

Total Repurchase Agreement (Cost $86,998)		86,998

Total Investments — 99.7% (Cost $44,023,370)		$81,800,577

Other Assets, Less Liabilities — 0.3%		286,986

Total Net Assets — 100.0%		$82,087,563

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.8%
Energy — 99.8%
Schlumberger Ltd.	152,542	$13,179,628
Halliburton Co.	176,085	8,980,334
National Oilwell Varco, Inc.	88,529	6,923,853
Baker Hughes, Inc.	95,086	6,899,440
Transocean Ltd.	81,711	5,275,261
Ensco plc ADR	94,114	5,016,279
Weatherford International Ltd.*	232,817	4,365,319
Cameron International Corp.*	77,836	3,914,372
FMC Technologies, Inc.*	87,392	3,914,288
Diamond Offshore Drilling, Inc.	52,827	3,719,549
Noble Corp.	92,850	3,659,219
Helmerich & Payne, Inc.	49,288	3,258,923
Nabors Industries Ltd.*	124,428	3,065,906
Patterson-UTI Energy, Inc.	89,895	2,841,581
CARBO Ceramics, Inc.	16,597	2,704,481
Oil States International, Inc.*	33,525	2,678,983
Oceaneering International, Inc.	64,176	2,599,128
Rowan Companies, Inc.*	66,617	2,585,406
Dresser-Rand Group, Inc.*	47,526	2,554,523
RPC, Inc.	100,726	2,471,816
McDermott International, Inc.*	124,540	2,467,137
Tenaris S.A. ADR	53,090	2,427,806
Core Laboratories N.V.	19,475	2,172,242
Superior Energy Services, Inc.*	57,862	2,148,995
Seadrill Ltd.	58,891	2,077,674
Key Energy Services, Inc.*	115,030	2,070,540
Complete Production Services, Inc.*	61,147	2,039,864
Atwood Oceanics, Inc.*	46,179	2,037,879
Lufkin Industries, Inc.	23,461	2,018,819
Tidewater, Inc.	36,744	1,977,195
Dril-Quip, Inc.*	28,472	1,931,256
SEACOR Holdings, Inc.	18,778	1,877,049
Unit Corp.*	29,016	1,767,945
Helix Energy Solutions Group, Inc.*	103,522	1,714,324
Bristow Group, Inc.	27,759	1,416,264
Gulfmark Offshore, Inc. — Class A*	30,708	1,356,987
Exterran Holdings, Inc.*	66,005	1,308,879
ION Geophysical Corp.*	136,862	1,294,715
Hercules Offshore, Inc.*	174,350	960,669
Tetra Technologies, Inc.*	69,954	890,514
Hornbeck Offshore Services, Inc.*	20,136	553,740

Total Energy		127,118,782

Total Common Stocks
(Cost $68,920,317)		127,118,782

Total Investments — 99.8%
(Cost $68,920,317)		$127,118,782

Other Assets, Less Liabilities — 0.2%		246,167

Total Net Assets — 100.0%		$127,364,949

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Financials — 99.5%
Berkshire Hathaway, Inc. — Class B*	3,977	$307,780
JPMorgan Chase & Co.	6,888	281,995
Wells Fargo & Co.	9,406	263,933
Citigroup, Inc.	5,620	234,017
Bank of America Corp.	19,566	214,443
American Express Co.	3,817	197,338
Goldman Sachs Group, Inc.	1,380	183,664
MetLife, Inc.	3,671	161,047
U.S. Bancorp	6,233	159,004
American International Group, Inc.*	5,171	151,614
Simon Property Group, Inc.	1,228	142,731
BlackRock, Inc. — Class A	744	142,707
Prudential Financial, Inc.	2,122	134,938
Franklin Resources, Inc.	1,021	134,047
ProLogis, Inc.	3,702	132,680
Morgan Stanley	5,462	125,681
PNC Financial Services Group, Inc.	2,086	124,346
Bank of New York Mellon Corp.	4,758	121,900
Travelers Companies, Inc.	1,949	113,783
ACE Ltd.	1,701	111,960
State Street Corp.	2,437	109,884
Capital One Financial Corp.	2,091	108,042
Aflac, Inc.	2,299	107,317
Public Storage	939	107,056
Chubb Corp.	1,627	101,866
CME Group, Inc. — Class A	348	101,473
Charles Schwab Corp.	6,134	100,904
Equity Residential	1,652	99,120
Vornado Realty Trust	1,059	98,678
BB&T Corp.	3,633	97,510
Itau Unibanco Holding S.A. ADR	4,133	97,332
Marsh & McLennan Companies, Inc.	3,119	97,282
Discover Financial Services	3,602	96,354
General Growth Properties, Inc.	5,770	96,302
Loews Corp.	2,270	95,544
Boston Properties, Inc.	890	94,483
AON Corp.	1,798	92,237
Allstate Corp.	2,994	91,407
T. Rowe Price Group, Inc.	1,504	90,751
Banco Bradesco S.A. ADR	4,429	90,750
Progressive Corp.	4,087	87,380
Annaly Capital Management, Inc.	4,812	86,808
Ameriprise Financial, Inc.	1,468	84,674
HCP, Inc.	2,275	83,470
Hartford Financial Services Group, Inc.	3,163	83,408
ICICI Bank Ltd. ADR	1,688	83,218
SunTrust Banks, Inc.	3,047	78,613
AvalonBay Communities, Inc.	611	78,452
HDFC Bank Ltd. ADR	444	78,317
Host Hotels & Resorts, Inc.	4,579	77,614
TD Ameritrade Holding Corp.	3,976	77,572
Brookfield Office Properties, Inc.	3,950	76,156
Moody’s Corp.	1,950	74,783
HSBC Holdings plc ADR	1,505	74,678
Fifth Third Bancorp	5,839	74,447
M&T Bank Corp.	846	74,406
SLM Corp.	4,413	74,183
Invesco Ltd.	3,159	73,921
Northern Trust Corp.	1,601	73,582
Weyerhaeuser Co.	3,284	71,788
Principal Financial Group, Inc.	2,338	71,122
Health Care REIT, Inc.	1,345	70,518
Banco Santander S.A. ADR	6,122	70,464
Manulife Financial Corp.	3,970	70,110
Toronto-Dominion Bank	820	69,618
CIT Group, Inc.*	1,572	69,577
Banco Santander Brasil S.A. ADR	5,920	69,323
IntercontinentalExchange, Inc.*	553	68,965
Deutsche Bank AG	1,160	68,719
Lincoln National Corp.	2,408	68,604
Ventas, Inc.	1,273	67,100
UBS AG	3,643	66,521
NYSE Euronext	1,932	66,210
Kimco Realty Corp.	3,522	65,650
Unum Group	2,541	64,745
Royal Bank of Canada	1,132	64,558
Leucadia National Corp.	1,889	64,415
Macerich Co.	1,204	64,414
CNA Financial Corp.	2,200	63,910
SL Green Realty Corp.	764	63,313
CB Richard Ellis Group, Inc. — Class A*	2,514	63,127
China Life Insurance Company Ltd. ADR	1,186	61,482
KeyCorp	7,298	60,792
Credit Suisse Group AG ADR	1,555	60,676
XL Group plc — Class A	2,731	60,027
Barclays plc ADR	3,580	58,819
Regions Financial Corp.	9,472	58,726
Digital Realty Trust, Inc.	926	57,208
Plum Creek Timber Company, Inc.	1,382	56,026
Rayonier, Inc.	840	54,894
Comerica, Inc.	1,586	54,828
Federal Realty Investment Trust	635	54,089
Affiliated Managers Group, Inc.*	530	53,769
Huntington Bancshares, Inc.	8,175	53,628
New York Community Bancorp, Inc.	3,577	53,619
Credicorp Ltd.	620	53,382
Nationwide Health Properties, Inc.	1,274	52,756
People’s United Financial, Inc.	3,922	52,711
MSCI, Inc. — Class A*	1,355	51,056
NASDAQ OMX Group, Inc.*	2,018	51,055
Torchmark Corp.	795	50,991
Legg Mason, Inc.	1,548	50,712
WR Berkley Corp.	1,555	50,444
Lazard Ltd. — Class A	1,342	49,788
Zions Bancorporation	2,070	49,701
PartnerRe Ltd.	716	49,296
UDR, Inc.	2,005	49,223
Everest Re Group Ltd.	601	49,132
Arch Capital Group Ltd.*	1,515	48,359
Alexandria Real Estate Equities, Inc.	620	48,000

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Financials — 99.5% (continued)
Marshall & Ilsley Corp.	5,977	$47,637
Cincinnati Financial Corp.	1,625	47,418
SEI Investments Co.	2,103	47,339
Genworth Financial, Inc. — Class A*	4,553	46,805
Realty Income Corp.	1,360	45,546
Liberty Property Trust	1,374	44,765
Jones Lang LaSalle, Inc.	470	44,321
Axis Capital Holdings Ltd.	1,427	44,180
Hudson City Bancorp, Inc.	5,367	43,956
Assurant, Inc.	1,162	42,146
Jefferies Group, Inc.	1,998	40,759

Total Financials		10,442,414

Total Common Stocks
(Cost $7,372,168)		10,442,414

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.9%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$92,364	$92,364

Total Repurchase Agreement
(Cost $92,364)		92,364

Total Investments — 100.4%
(Cost $7,464,532)		$10,534,778

Liabilities & Other Assets — (0.4)%		(40,782)

Total Net Assets — 100.0%		$10,493,996

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.4%
Health Care — 99.4%
Johnson & Johnson	34,375	$2,286,625
Pfizer, Inc.	97,774	2,014,144
Novartis AG ADR	29,179	1,783,129
Merck & Company, Inc.	49,950	1,762,736
Abbott Laboratories	28,635	1,506,774
UnitedHealth Group, Inc.	25,571	1,318,951
Bristol-Myers Squibb Co.	40,976	1,186,665
Amgen, Inc.*	20,208	1,179,136
Eli Lilly & Co.	29,102	1,092,198
Teva Pharmaceutical Industries Ltd. ADR	22,137	1,067,446
Medtronic, Inc.	27,121	1,044,971
Baxter International, Inc.	16,927	1,010,373
Biogen Idec, Inc.*	9,270	991,147
WellPoint, Inc.	11,928	939,569
Gilead Sciences, Inc.*	22,185	918,681
Thermo Fisher Scientific, Inc.*	13,729	884,009
Celgene Corp.*	14,505	874,942
Allergan, Inc.	10,348	861,471
Express Scripts, Inc. — Class A*	15,620	843,167
Covidien plc	15,390	819,210
Medco Health Solutions, Inc.*	14,132	798,741
McKesson Corp.	9,028	755,193
Stryker Corp.	12,742	747,828
Aetna, Inc.	16,906	745,386
Agilent Technologies, Inc.*	14,550	743,651
Becton Dickinson and Co.	8,521	734,255
Cardinal Health, Inc.	14,776	671,126
CIGNA Corp.	12,859	661,338
Humana, Inc.	7,970	641,904
Intuitive Surgical, Inc.*	1,711	636,680
St. Jude Medical, Inc.	13,207	629,710
Forest Laboratories, Inc.*	15,439	607,370
Valeant Pharmaceuticals International, Inc.	11,196	581,744
AmerisourceBergen Corp. — Class A	13,736	568,670
Zimmer Holdings, Inc.*	8,968	566,778
Mylan, Inc.*	22,626	558,183
Vertex Pharmaceuticals, Inc.*	10,721	557,385
Cerner Corp.*	8,814	538,624
Illumina, Inc.*	7,141	536,646
Quest Diagnostics, Inc.	8,944	528,590
Watson Pharmaceuticals, Inc.*	7,589	521,592
Sanofi ADR	12,970	521,005
Boston Scientific Corp.*	74,665	515,935
Laboratory Corporation of America Holdings*	5,326	515,504
CR Bard, Inc.	4,652	511,069
Hospira, Inc.*	9,002	510,053
GlaxoSmithKline plc ADR	11,814	506,821
Waters Corp.*	5,282	505,699
Edwards Lifesciences Corp.*	5,750	501,285
Life Technologies Corp.*	9,524	495,915
Perrigo Co.	5,560	488,557
Varian Medical Systems, Inc.*	6,755	472,985
Alexion Pharmaceuticals, Inc.*	10,002	470,394
AstraZeneca plc ADR	9,309	466,102
DaVita, Inc.*	5,374	465,442
Regeneron Pharmaceuticals, Inc.*	7,553	428,331
Henry Schein, Inc.*	5,934	424,815
Warner Chilcott plc — Class A	17,102	412,671
Coventry Health Care, Inc.*	11,163	407,115
Dendreon Corp.*	10,258	404,576
CareFusion Corp.*	14,372	390,487
DENTSPLY International, Inc.	10,190	388,035
Endo Pharmaceuticals Holdings, Inc.*	9,440	379,205
Mettler-Toledo International, Inc.*	2,220	374,447
Universal Health Services, Inc. — Class B	7,170	369,469
ResMed, Inc.*	11,208	346,888
Hologic, Inc.*	16,936	341,599
IDEXX Laboratories, Inc.*	4,358	338,006
Kinetic Concepts, Inc.*	5,820	335,407
QIAGEN N.V.*	17,530	333,421
Cooper Companies, Inc.	4,200	332,808
SXC Health Solutions Corp.*	5,560	327,595
Human Genome Sciences, Inc.*	13,231	324,689
Omnicare, Inc.	10,129	323,014
Patterson Companies, Inc.	9,805	322,486
Hill-Rom Holdings, Inc.	6,760	311,230
Bruker Corp.*	15,190	309,268
Mednax, Inc.*	4,267	308,035
Covance, Inc.*	5,167	306,765
Gen-Probe, Inc.*	4,280	295,962
BioMarin Pharmaceutical, Inc.*	10,680	290,603
Allscripts Healthcare Solutions, Inc.*	14,760	286,639
Health Net, Inc.*	8,830	283,620
PerkinElmer, Inc.	10,505	282,690
Bio-Rad Laboratories, Inc. — Class A*	2,350	280,496
Alere, Inc.*	7,600	278,312
Pharmaceutical Product Development, Inc.	10,300	276,452
Brookdale Senior Living, Inc. — Class A*	10,900	264,325
Lincare Holdings, Inc.	8,937	261,586
Tenet Healthcare Corp.*	41,690	260,146
Salix Pharmaceuticals Ltd.*	6,491	258,537
United Therapeutics Corp.*	4,570	251,807
Cephalon, Inc.*	2,855	228,115
Community Health Systems, Inc.*	7,829	201,049
Grifols S.A. ADR*	14,097	105,868

Total Health Care		57,310,073

Total Common Stocks (Cost $46,132,446)		57,310,073

RIGHTS†† — 0.0%
Sanofi Expires 12/31/20	7,151	17,234

Total Rights (Cost $13,100)		17,234

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$278,801	$278,801

Total Repurchase Agreement (Cost $278,801)		278,801

Total Investments — 99.9% (Cost $46,424,347)		$57,606,108

Other Assets, Less Liabilities — 0.1%		56,257

Total Net Assets — 100.0%		$57,662,365

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Information Technology — 78.4%
Google, Inc. — Class A*	3,448	$1,745,998
Qualcomm, Inc.	24,992	1,419,295
Cisco Systems, Inc.	80,502	1,256,636
Baidu, Inc. ADR*	7,487	1,049,153
eBay, Inc.*	29,827	962,517
Yahoo!, Inc.*	42,013	631,876
Symantec Corp.*	29,676	585,211
Intuit, Inc.*	11,172	579,380
Broadcom Corp. — Class A	16,475	554,219
Check Point Software Technologies Ltd.*	9,375	532,969
Juniper Networks, Inc.*	16,189	509,954
Sina Corp.*	4,846	504,469
BMC Software, Inc.*	8,700	475,890
Red Hat, Inc.*	9,916	455,144
F5 Networks, Inc.*	3,981	438,905
Research In Motion Ltd.*	13,130	378,801
MercadoLibre, Inc.	4,545	360,600
Rackspace Hosting, Inc.*	8,299	354,699
TIBCO Software, Inc.*	11,769	341,536
Equinix, Inc.*	3,314	334,780
VeriSign, Inc.	9,990	334,265
Akamai Technologies, Inc.*	10,034	315,770
IAC/InterActiveCorp.*	8,017	306,009
Sohu.com, Inc.*	4,106	296,741
SAVVIS, Inc.*	5,830	230,460
Ancestry.com, Inc.*	5,520	228,473
AOL, Inc.*	10,929	217,050
WebMD Health Corp. — Class A*	4,732	215,685
VistaPrint N.V.*	4,230	202,406
Monster Worldwide, Inc.*	13,080	191,753
OpenTable, Inc.*	2,224	184,859
ValueClick, Inc.*	11,098	184,227
Ciena Corp.*	8,741	160,660
Travelzoo, Inc.*	2,470	159,661
Websense, Inc.*	6,090	158,157
RightNow Technologies, Inc.*	4,690	151,956
Digital River, Inc.*	4,701	151,184
LogMeIn, Inc.*	3,620	139,623
j2 Global Communications, Inc.*	4,590	129,576
Earthlink, Inc.	16,789	129,191
Constant Contact, Inc.*	4,450	112,941
Limelight Networks, Inc.*	18,890	86,138

Total Information Technology		17,758,817

Consumer Discretionary — 20.1%
Amazon.com, Inc.*	7,607	1,555,555
Time Warner, Inc.	24,968	908,086
Priceline.com, Inc.*	1,483	759,192
Netflix, Inc.*	2,129	559,267
Expedia, Inc.	15,823	458,709
Shutterfly, Inc.*	3,687	211,708
Blue Nile, Inc.*	2,400	105,552

Total Consumer Discretionary		4,558,069

Financials — 1.0%
E*Trade Financial Corp.*	17,240	237,912

Total Common Stocks (Cost $13,013,670)		22,554,798

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$163,040	$163,040

Total Repurchase Agreement (Cost $163,040)		163,040

Total Investments — 100.2% (Cost $13,176,710)		$22,717,838

Liabilities & Other Assets — (0.2)%		(52,365)

Total Net Assets — 100.0%		$22,665,473

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.6%
Consumer Discretionary — 95.3%
McDonald’s Corp.	3,741	$315,442
Comcast Corp. — Class A	10,552	267,388
Walt Disney Co.	6,775	264,496
News Corp. — Class A	12,628	223,516
DIRECTV — Class A*	4,110	208,870
Time Warner, Inc.	5,510	200,399
Las Vegas Sands Corp.*	4,501	189,986
Viacom, Inc. — Class B	3,699	188,649
Starbucks Corp.	4,615	182,247
Carnival Corp.	4,616	173,700
Thomson Reuters Corp.	4,619	173,491
Time Warner Cable, Inc. — Class A	2,218	173,093
Yum! Brands, Inc.	2,989	165,112
CBS Corp. — Class B	5,296	150,883
Wynn Resorts Ltd.	1,028	147,559
Discovery Communications, Inc. — Class A*	3,228	132,219
DISH Network Corp. — Class A*	4,195	128,661
McGraw-Hill Companies, Inc.	2,806	117,599
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	8,712	111,252
Marriott International, Inc. — Class A	3,131	111,119
Liberty Global, Inc. — Class A*	2,408	108,456
Chipotle Mexican Grill, Inc. — Class A*	339	104,476
Mattel, Inc.	3,722	102,318
Cablevision Systems Corp. — Class A	2,821	102,148
Virgin Media, Inc.	3,412	102,121
Starwood Hotels & Resorts Worldwide, Inc.	1,811	101,488
Harley-Davidson, Inc.	2,358	96,607
Liberty Media Corp. — Capital*	1,072	91,924
Scripps Networks Interactive, Inc. — Class A	1,822	89,059
Royal Caribbean Cruises Ltd.*	2,295	86,384
Darden Restaurants, Inc.	1,703	84,741
Ctrip.com International Ltd. ADR*	1,883	81,120
MGM Resorts International*	6,133	81,017
Wyndham Worldwide Corp.	2,373	79,851
International Game Technology	4,346	76,403
Hasbro, Inc.	1,710	75,120
Grupo Televisa S.A. ADR	2,877	70,774
Imax Corp.*	2,133	69,173
Polaris Industries, Inc.	621	69,037
Panera Bread Co. — Class A*	506	63,584
Penn National Gaming, Inc.*	1,493	60,228
Liberty Media Corp. — Starz*	783	58,913
Washington Post Co. — Class B	137	57,396
Gannett Company, Inc.	3,997	57,237
Hyatt Hotels Corp. — Class A*	1,374	56,087
Cinemark Holdings, Inc.	2,464	51,029
Bally Technologies, Inc.*	1,226	49,874
Live Nation Entertainment, Inc.*	4,229	48,507
Brinker International, Inc.	1,929	47,183
Cheesecake Factory, Inc.*	1,427	44,765
Life Time Fitness, Inc.*	1,059	42,265
Valassis Communications, Inc.*	1,338	40,541
Regal Entertainment Group — Class A	3,277	40,438
Vail Resorts, Inc.	860	39,749
Brunswick Corp.	1,940	39,576
Texas Roadhouse, Inc. — Class A	2,204	38,647
WMS Industries, Inc.*	1,255	38,554
DreamWorks Animation SKG, Inc. — Class A*	1,819	36,562
New York Times Co. — Class A*	4,147	36,162
Meredith Corp.	1,146	35,675
Madison Square Garden Co. — Class A*	1,289	35,486
Cracker Barrel Old Country Store, Inc.	694	34,221
Gaylord Entertainment Co.*	1,140	34,200
Jack in the Box, Inc.*	1,485	33,828
Orient-Express Hotels Ltd. — Class A*	3,140	33,755

Total Consumer Discretionary		6,452,360

Information Technology — 4.3%
Activision Blizzard, Inc.	10,618	124,018
Electronic Arts, Inc.*	4,083	96,359
Take-Two Interactive Software, Inc.*	2,346	35,847
RealD, Inc.*	1,492	34,898

Total Information Technology		291,122

Total Common Stocks (Cost $4,785,354)		6,743,482

WARRANTS†† — 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	350	280

Total Warrants (Cost $—)		280

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$37,073	$37,073

Total Repurchase Agreement (Cost $37,073)		37,073

Total Investments — 100.1% (Cost $4,822,427)		$6,780,835

Liabilities & Other Assets — (0.1)%		(7,570)

Total Net Assets — 100.0%		$6,773,265

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 100.0%
Materials — 100.0%
Freeport-McMoRan Copper & Gold, Inc.	332,177	$17,572,163
Newmont Mining Corp.	198,131	10,693,130
Barrick Gold Corp.	207,277	9,387,575
Goldcorp, Inc.	184,871	8,923,723
Silver Wheaton Corp.	262,688	8,668,704
Agnico-Eagle Mines Ltd.	102,391	6,463,944
Kinross Gold Corp.	359,590	5,681,522
Hecla Mining Co.*	645,727	4,965,641
Randgold Resources Ltd. ADR	57,407	4,825,058
Yamana Gold, Inc.	389,060	4,524,768
AngloGold Ashanti Ltd. ADR	106,216	4,470,631
Stillwater Mining Co.*	197,124	4,338,699
Eldorado Gold Corp.	261,384	3,852,800
Titanium Metals Corp.	206,729	3,787,275
Southern Copper Corp.	114,612	3,767,297
IAMGOLD Corp.	188,805	3,541,982
Pan American Silver Corp.	114,052	3,523,066
Coeur d’Alene Mines Corp.*	136,664	3,315,469
Cia de Minas Buenaventura S.A. ADR	86,441	3,283,029
Gold Fields Ltd. ADR	224,982	3,282,487
Novagold Resources, Inc.*	341,457	3,141,404
Royal Gold, Inc.	50,663	2,967,332
Silver Standard Resources, Inc.*	103,878	2,772,504
Harmony Gold Mining Company Ltd. ADR	201,275	2,660,856
New Gold, Inc.*	254,220	2,615,924
Allied Nevada Gold Corp.*	70,361	2,488,669
AuRico Gold, Inc.*	195,782	2,151,644
Silvercorp Metals, Inc.	213,647	2,004,009
US Gold Corp.*	250,225	1,508,857
Rare Element Resources Ltd.*	110,665	1,227,275
Seabridge Gold, Inc.*	39,326	1,109,387
Jaguar Mining, Inc.*	199,989	955,947
North American Palladium Ltd.*	201,561	826,400
Northgate Minerals Corp.*	317,325	825,045
Golden Star Resources Ltd.*	280,584	617,285

Total Materials		146,741,501

Total Common Stocks (Cost $52,551,934)		146,741,501

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.8%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$1,235,882	$1,235,882

Total Repurchase Agreement (Cost $1,235,882)		1,235,882

Total Investments — 100.8% (Cost $53,787,816)		$147,977,383

Liabilities & Other Assets — (0.8)%		(1,189,040)

Total Net Assets — 100.0%		$146,788,343

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.3%
Consumer Discretionary — 82.7%
Amazon.com, Inc.*	2,083	$425,952
Home Depot, Inc.	8,430	305,335
Target Corp.	4,616	216,537
Lowe’s Companies, Inc.	8,958	208,811
Priceline.com, Inc.*	403	206,308
TJX Companies, Inc.	3,507	184,222
Bed Bath & Beyond, Inc.*	2,887	168,514
Limited Brands, Inc.	4,031	154,991
Macy’s, Inc.	5,293	154,768
Netflix, Inc.*	579	152,098
Tiffany & Co.	1,912	150,129
AutoZone, Inc.*	506	149,194
Kohl’s Corp.	2,907	145,379
Best Buy Company, Inc.	4,372	137,325
Dollar General Corp.*	4,009	135,865
Nordstrom, Inc.	2,878	135,093
Liberty Media Corporation — Interactive*	7,765	130,219
Ross Stores, Inc.	1,600	128,192
O’Reilly Automotive, Inc.*	1,952	127,876
Expedia, Inc.	4,329	125,498
Dollar Tree, Inc.*	1,843	122,781
Staples, Inc.	7,537	119,084
Genuine Parts Co.	2,168	117,939
The Gap, Inc.	6,380	115,478
JC Penney Company, Inc.	3,172	109,561
CarMax, Inc.*	3,235	106,981
Abercrombie & Fitch Co. — Class A	1,590	106,403
Sears Holdings Corp.*	1,460	104,302
Family Dollar Stores, Inc.	1,906	100,179
Tractor Supply Co.	1,441	96,374
AutoNation, Inc.*	2,594	94,966
PetSmart, Inc.	2,088	94,733
Guess?, Inc.	2,042	85,887
Ulta Salon Cosmetics & Fragrance, Inc.*	1,312	84,729
GameStop Corp. — Class A*	3,173	84,624
Signet Jewelers Ltd.*	1,798	84,164
Foot Locker, Inc.	3,528	83,825
Dick’s Sporting Goods, Inc.*	2,170	83,437
LKQ Corp.*	3,152	82,236
Dillard’s, Inc. — Class A	1,528	79,670
Advance Auto Parts, Inc.	1,359	79,488
Urban Outfitters, Inc.*	2,794	78,651
Sally Beauty Holdings, Inc.*	4,457	76,215
Williams-Sonoma, Inc.	1,948	71,083
Ascena Retail Group, Inc.*	1,969	67,044
Chico’s FAS, Inc.	4,296	65,428
DSW, Inc. — Class A*	1,286	65,084
Penske Automotive Group, Inc.	2,774	63,081
Aaron’s, Inc.	2,198	62,115
Buckle, Inc.	1,413	60,335
Men’s Wearhouse, Inc.	1,769	59,615
Shutterfly, Inc.*	1,014	58,224
Cabela’s, Inc.*	2,111	57,314
American Eagle Outfitters, Inc.	4,418	56,330
HSN, Inc.*	1,681	55,339
Big Lots, Inc.*	1,643	54,465
Saks, Inc.*	4,697	52,465
Rent-A-Center, Inc. — Class A	1,709	52,227
Pier 1 Imports, Inc.*	4,345	50,272
Jos A. Bank Clothiers, Inc.*	957	47,860
RadioShack Corp.	3,459	46,039
ANN, Inc.*	1,690	44,109
99 Cents Only Stores*	2,145	43,415
Aeropostale, Inc.*	2,421	42,368
Childrens Place Retail Stores, Inc.*	893	39,730
Group 1 Automotive, Inc.	956	39,368
Collective Brands, Inc.*	2,154	31,642
OfficeMax, Inc.*	3,209	25,191

Total Consumer Discretionary		7,044,156

Consumer Staples — 16.6%
Wal-Mart Stores, Inc.	10,287	546,651
CVS Caremark Corp.	7,965	299,325
Costco Wholesale Corp.	3,104	252,169
Walgreen Co.	5,853	248,518
BJ’s Wholesale Club, Inc.*	1,310	65,959

Total Consumer Staples		1,412,622

Total Common Stocks (Cost $6,051,142)		8,456,778

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$54,215	$54,215

Total Repurchase Agreement (Cost $54,215)		54,215

Total Investments — 99.9% (Cost $6,105,357)		$8,510,993

Other Assets, Less Liabilities — 0.1%		5,911

Total Net Assets — 100.0%		$8,516,904

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.4%
Information Technology — 98.7%
Apple, Inc.*	2,686	$901,609
International Business Machines Corp.	4,598	788,787
Microsoft Corp.	29,740	773,240
Oracle Corp.	20,912	688,214
Google, Inc. — Class A*	1,232	623,859
Intel Corp.	27,064	599,737
Qualcomm, Inc.	9,092	516,334
Cisco Systems, Inc.	29,503	460,541
Visa, Inc. — Class A	5,050	425,514
Hewlett-Packard Co.	11,549	420,384
EMC Corp.*	14,485	399,061
VMware, Inc. — Class A*	3,806	381,475
Accenture plc — Class A	6,227	376,236
Baidu, Inc. ADR*	2,669	374,007
Mastercard, Inc. — Class A	1,175	354,075
eBay, Inc.*	10,639	343,321
Dell, Inc.*	19,257	321,014
Texas Instruments, Inc.	9,666	317,334
Infosys Ltd. ADR	4,802	313,235
Automatic Data Processing, Inc.	5,155	271,565
Corning, Inc.	14,060	255,189
Salesforce.com, Inc.*	1,671	248,945
Sina Corp.*	2,310	240,471
Cognizant Technology Solutions Corp. — Class A*	3,260	239,088
NetApp, Inc.*	4,479	236,402
Yahoo!, Inc.*	14,977	225,254
Taiwan Semiconductor Manufacturing Company Ltd. ADR	17,814	224,635
TE Connectivity Ltd.	6,007	220,817
Telefonaktiebolaget LM Ericsson ADR	15,065	216,635
Citrix Systems, Inc.*	2,701	216,080
Symantec Corp.*	10,901	214,968
Intuit, Inc.*	4,040	209,514
MercadoLibre, Inc.	2,640	209,458
ARM Holdings plc ADR	7,332	208,449
Motorola Solutions, Inc.*	4,523	208,239
Altera Corp.	4,476	207,463
Adobe Systems, Inc.*	6,588	207,193
Activision Blizzard, Inc.	17,350	202,648
Broadcom Corp. — Class A	5,952	200,225
Applied Materials, Inc.	15,125	196,777
Xerox Corp.	18,850	196,229
SAP AG ADR	3,218	195,172
Check Point Software Technologies Ltd.*	3,360	191,016
Juniper Networks, Inc.*	5,855	184,433
Western Union Co.	9,044	181,151
Analog Devices, Inc.	4,550	178,087
Teradata Corp.*	2,955	177,891
Avago Technologies Ltd.	4,652	176,776
CA, Inc.	7,592	173,401
BMC Software, Inc.*	3,141	171,813
Paychex, Inc.	5,553	170,588
ASML Holding N.V.	4,549	168,131
Xilinx, Inc.	4,578	166,960
Sohu.com, Inc.*	2,292	165,643
Nokia Oyj ADR	25,706	165,033
Red Hat, Inc.*	3,577	164,184
F5 Networks, Inc.*	1,432	157,878
SanDisk Corp.*	3,803	157,825
Fiserv, Inc.*	2,518	157,702
Electronic Arts, Inc.*	6,673	157,483
Amphenol Corp. — Class A	2,901	156,625
Fidelity National Information Services, Inc.	5,074	156,228
Marvell Technology Group Ltd.*	10,502	155,062
Western Digital Corp.*	4,252	154,688
Seagate Technology plc	9,403	151,952
Autodesk, Inc.*	3,898	150,463
NVIDIA Corp.*	9,274	147,781
Atmel Corp.*	10,450	147,032
Maxim Integrated Products, Inc.	5,732	146,510
Trina Solar Ltd. ADR*	6,520	146,178
Nuance Communications, Inc.*	6,663	143,055
Linear Technology Corp.	4,290	141,656
Microchip Technology, Inc.	3,669	139,092
Research In Motion Ltd.*	4,723	136,259
Amdocs Ltd.*	4,278	130,008
Rovi Corp.*	2,224	127,569
SAIC, Inc.*	7,570	127,327
Riverbed Technology, Inc.*	3,210	127,084
KLA-Tencor Corp.	3,088	125,002
Harris Corp.	2,672	120,400
Motorola Mobility Holdings, Inc.*	5,458	120,294
FLIR Systems, Inc.	3,547	119,569
Equinix, Inc.*	1,180	119,204
VeriSign, Inc.	3,555	118,950
Micron Technology, Inc.*	15,425	115,379
Avnet, Inc.*	3,551	113,206
Akamai Technologies, Inc.*	3,575	112,505
Computer Sciences Corp.	2,936	111,451
Lam Research Corp.*	2,504	110,877
Flextronics International Ltd.*	16,621	106,707
Dolby Laboratories, Inc. — Class A*	2,502	106,235
LDK Solar Company Ltd. ADR*	14,350	105,329
Trimble Navigation Ltd.*	2,634	104,412
Advanced Micro Devices, Inc.*	14,647	102,383
Skyworks Solutions, Inc.*	4,037	92,770
JDS Uniphase Corp.*	5,532	92,163
Cree, Inc.*	2,334	78,399

Total Information Technology		22,155,192

Industrials — 0.7%
First Solar, Inc.*	1,130	149,465

Total Common Stocks (Cost $13,177,343)		22,304,657

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$148,201	$148,201

Total Repurchase Agreement (Cost $148,201)		148,201

Total Investments — 100.1% (Cost $13,325,544)		$22,452,858

Liabilities & Other Assets — (0.1)%		(24,448)

Total Net Assets — 100.0%		$22,428,410

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.1%
Telecommunication Services — 54.6%
AT&T, Inc.	18,477	$580,363
Vodafone Group plc ADR	17,441	466,024
Verizon Communications, Inc.	11,330	421,816
CenturyLink, Inc.	6,716	271,528
American Tower Corp. — Class A*	3,491	182,579
Sprint Nextel Corp.*	29,417	158,558
Crown Castle International Corp.*	3,355	136,850
NII Holdings, Inc.*	2,631	111,502
Frontier Communications Corp.	13,768	111,108
MetroPCS Communications, Inc.*	6,111	105,170
Windstream Corp.	7,853	101,775
America Movil SAB de CV ADR	1,881	101,348
China Mobile Ltd. ADR	1,775	83,035
SBA Communications Corp. — Class A*	2,097	80,084
Telecomunicacoes de Sao Paulo S.A. ADR	2,669	79,269
China Unicom Hong Kong Ltd. ADR	3,704	75,080
tw telecom, Inc. — Class A*	3,539	72,656
Mobile Telesystems OJSC ADR	3,449	65,600
Chunghwa Telecom Company Ltd. ADR	1,777	61,395
Telefonica S.A. ADR	2,437	59,682
KT Corp. ADR	3,021	58,728
BCE, Inc.	1,464	57,521
SK Telecom Company Ltd. ADR	3,057	57,166
Telephone & Data Systems, Inc.	1,810	56,255
Clearwire Corp. — Class A*	14,416	54,492
Tele Norte Leste Participacoes S.A. ADR	3,397	52,789
Leap Wireless International, Inc.*	3,246	52,683
VimpelCom Ltd. ADR	4,072	51,959

Total Telecommunication Services		3,767,015

Information Technology — 44.5%
Qualcomm, Inc.	7,122	404,458
Cisco Systems, Inc.	23,106	360,685
Motorola Solutions, Inc.*	3,540	162,982
Juniper Networks, Inc.*	4,588	144,522
F5 Networks, Inc.*	1,115	122,929
Research In Motion Ltd.*	3,704	106,860
Polycom, Inc.*	1,640	105,452
Riverbed Technology, Inc.*	2,520	99,767
Harris Corp.	2,095	94,401
Motorola Mobility Holdings, Inc.*	4,277	94,265
Alcatel-Lucent ADR*	16,009	92,372
Nokia Oyj ADR	14,162	90,920
Acme Packet, Inc.*	1,222	85,699
Telefonaktiebolaget LM Ericsson ADR	5,313	76,401
Brocade Communications Systems, Inc.*	11,599	74,930
JDS Uniphase Corp.*	4,327	72,088
Aruba Networks, Inc.*	2,239	66,162
Netgear, Inc.*	1,378	60,246
Viasat, Inc.*	1,347	58,285
ADTRAN, Inc.	1,493	57,794
Plantronics, Inc.	1,506	55,014
InterDigital, Inc.	1,320	53,922
Tellabs, Inc.	10,730	49,465
Arris Group, Inc.*	4,092	47,508
RADWARE Ltd.*	1,346	46,895
Finisar Corp.*	2,538	45,760
Ciena Corp.*	2,411	44,314
DG FastChannel, Inc.*	1,242	39,806
Comtech Telecommunications Corp.	1,283	35,975
Tekelec*	3,929	35,872
Blue Coat Systems, Inc.*	1,604	35,063
Harmonic, Inc.*	4,807	34,755
Ixia*	2,705	34,624
Infinera Corp.*	4,779	33,023
Emulex Corp.*	3,769	32,413
Oclaro, Inc.*	2,842	19,098

Total Information Technology		3,074,725

Total Common Stocks (Cost $5,041,913)		6,841,740

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.3%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$22,179	$22,179

Total Repurchase Agreement (Cost $22,179)		22,179

Total Investments — 99.4% (Cost $5,064,092)		$6,863,919

Other Assets, Less Liabilities — 0.6%		38,821

Total Net Assets — 100.0%		$6,902,740

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Industrials — 99.5%
United Parcel Service, Inc. — Class B	70,811	$5,164,246
Union Pacific Corp.	43,205	4,510,601
FedEx Corp.	36,230	3,436,416
Norfolk Southern Corp.	43,550	3,263,202
CSX Corp.	124,362	3,260,772
CH Robinson Worldwide, Inc.	28,819	2,272,090
Expeditors International of Washington, Inc.	40,621	2,079,389
Southwest Airlines Co.	180,098	2,056,718
United Continental Holdings, Inc.*	76,890	1,740,020
Delta Air Lines, Inc.*	184,227	1,689,362
Kansas City Southern*	26,927	1,597,579
Hertz Global Holdings, Inc.*	98,848	1,569,705
J.B. Hunt Transport Services, Inc.	31,832	1,498,969
Ryder System, Inc.	19,776	1,124,266
Alaska Air Group, Inc.*	15,349	1,050,793
Kirby Corp.*	17,458	989,345
Dollar Thrifty Automotive Group, Inc.*	13,372	986,051
Landstar System, Inc.	19,968	928,113
Old Dominion Freight Line, Inc.*	23,939	892,925
Con-way, Inc.	22,798	884,790
JetBlue Airways Corp.*	139,025	848,053
Avis Budget Group, Inc.*	48,574	830,130
Werner Enterprises, Inc.	32,180	806,109
Genesee & Wyoming, Inc. — Class A*	13,714	804,189
Alexander & Baldwin, Inc.	16,450	792,232
US Airways Group, Inc.*	85,984	766,117
AMR Corp.*	140,682	759,683
Atlas Air Worldwide Holdings, Inc.*	12,349	734,889
Knight Transportation, Inc.	39,628	673,280
Allegiant Travel Co. — Class A*	12,845	635,828
Copa Holdings S.A. — Class A	9,266	618,413
Heartland Express, Inc.	28,537	472,573
HUB Group, Inc. — Class A*	9,826	370,047
Arkansas Best Corp.	15,090	358,086
UTI Worldwide, Inc.	18,130	356,980
Genco Shipping & Trading Ltd.*	35,349	265,824

Total Industrials		51,087,785

Total Common Stocks (Cost $46,234,959)		51,087,785

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$272,044	$272,044

Total Repurchase Agreement (Cost $272,044)		272,044

Total Investments — 100.0% (Cost $46,507,003)		$51,359,829

Liabilities & Other Assets — 0.0%		(11,201)

Total Net Assets — 100.0%		$51,348,628

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 99.3%
Utilities — 98.3%
Southern Co.	32,342	$1,305,969
Dominion Resources, Inc.	24,790	1,196,612
Exelon Corp.	27,742	1,188,466
Duke Energy Corp.	58,581	1,103,079
NextEra Energy, Inc.	18,937	1,088,120
FirstEnergy Corp.	22,957	1,013,552
American Electric Power Company, Inc.	25,876	975,008
Public Service Enterprise Group, Inc.	27,851	909,057
PG&E Corp.	20,744	871,870
Consolidated Edison, Inc.	16,286	867,067
PPL Corp.	30,200	840,466
Progress Energy, Inc.	17,481	839,263
Entergy Corp.	11,595	791,707
Edison International	20,379	789,686
Sempra Energy	14,668	775,644
Xcel Energy, Inc.	30,649	744,771
CenterPoint Energy, Inc.	35,906	694,781
AES Corp.*	53,006	675,296
Constellation Energy Group, Inc.	17,272	655,645
DTE Energy Co.	12,744	637,455
Oneok, Inc.	8,595	636,115
Wisconsin Energy Corp.	18,969	594,678
Calpine Corp.*	36,559	589,697
Ameren Corp.	19,986	576,396
NRG Energy, Inc.*	22,346	549,265
Northeast Utilities	15,443	543,130
NiSource, Inc.	26,351	533,608
National Fuel Gas Co.	7,113	517,826
Cia Energetica de Minas Gerais ADR	24,265	500,830
American Water Works Company, Inc.	16,845	496,086
CMS Energy Corp.	24,625	484,866
Pinnacle West Capital Corp.	10,836	483,069
SCANA Corp.	12,255	482,479
OGE Energy Corp.	9,451	475,574
NSTAR	10,156	466,973
Pepco Holdings, Inc.	23,733	465,879
Alliant Energy Corp.	11,309	459,824
MDU Resources Group, Inc.	19,453	437,693
TECO Energy, Inc.	23,118	436,699
Integrys Energy Group, Inc.	8,398	435,352
DPL, Inc.	14,268	430,323
N.V. Energy, Inc.	27,237	418,088
ITC Holdings Corp.	5,784	415,118
UGI Corp.	12,722	405,705
Westar Energy, Inc.	14,326	385,513
AGL Resources, Inc.	9,287	378,074
Questar Corp.	21,286	376,975
National Grid plc ADR	7,519	371,664
Aqua America, Inc.	16,880	371,022
Great Plains Energy, Inc.	17,731	367,564
Atmos Energy Corp.	11,050	367,413
Nicor, Inc.	6,071	332,327
Vectren Corp.	11,721	326,547
Piedmont Natural Gas Company, Inc.	10,735	324,841
Hawaiian Electric Industries, Inc.	13,454	323,703
Cleco Corp.	9,124	317,971
Portland General Electric Co.	12,191	308,188
IDACORP, Inc.	7,734	305,493
WGL Holdings, Inc.	7,838	301,685
Southwest Gas Corp.	7,376	284,787
UIL Holdings Corp.	8,790	284,357
Avista Corp.	10,926	280,689
PNM Resources, Inc.	16,598	277,851
New Jersey Resources Corp.	6,220	277,474
El Paso Electric Co.	8,275	267,283
Unisource Energy Corp.	6,871	256,494
NorthWestern Corp.	7,298	241,637
Black Hills Corp.	7,439	223,840
South Jersey Industries, Inc.	4,092	222,237
Northwest Natural Gas Co.	4,703	212,246
Dynegy, Inc. — Class A*	30,562	189,179

Total Utilities		37,975,841

Energy — 1.0%
Energen Corp.	7,043	397,930

Total Common Stocks (Cost $31,489,279)		38,373,771

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$244,316	$244,316

Total Repurchase Agreement (Cost $244,316)		244,316

Total Investments — 99.9% (Cost $31,733,595)		$38,618,087

Other Assets, Less Liabilities — 0.1%		20,401

Total Net Assets — 100.0%		$38,638,488

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Alternative Strategies Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
CURRENCY EXCHANGE TRADED FUNDS † - 3.8%
PowerShares DB G10 Currency Harvest Fund	28,593	$708,534

Total Currency Exchange Traded Funds (Cost $576,321)		708,534

MUTUAL FUNDS †,1 - 96.5%
RSF — Managed Futures Strategy Fund*	140,054	3,571,375
RSF — Multi-Hedge Strategies Fund*	141,857	3,147,815
RSF — Long Short Interest Rate Strategy Fund*	107,179	2,614,096
RSF — Event Driven and Distressed Strategies Fund*	85,328	2,268,867
RSF — Long Short Equity Strategy Fund*	68,187	1,860,836
RSF — Long/Short Commodities Strategy Fund	66,105	1,761,689
RSF — Alternative Strategies Fund*	64,660	1,644,292
RSF — Commodities Strategy Fund*	44,164	774,201
RSF — Real Estate Fund	7,752	228,832

Total Mutual Funds
(Cost $17,017,486)		17,872,003

Total Investments - 100.3%
(Cost $17,593,807)		$18,580,537

Liabilities & Other Assets - (0.3)%		(47,217)

Total Net Assets - 100.0%		$18,533,320

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $595,625)	5	$2,915

FUTURES CONTRACTS SOLD SHORT†
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $599,690)	7	$(8,677)
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $591,863)	9	(19,642)

(Total Aggregate Value of Contracts $1,191,553)		$(28,319)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

1	A-Class shares of affiliated funds.

RSF	Rydex Series Funds

Alternative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 97.8%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$2,165,484	$2,165,484
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	741,604	741,604
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	664,036	664,036
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	133,489	133,489

Total Repurchase Agreements (Cost $3,704,613)		3,704,613

Total Investments - 97.8%
(Cost $3,704,613)		$3,704,613

Other Assets, Less Liabilities - 2.2%		83,947

Total Net Assets - 100.0%		$3,788,560

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $460,338)	7	$15,263
September 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $520,110)	9	8,370
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $428,350)	5	5,744

(Total Aggregate Value of Contracts $1,408,798)		$29,377

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2011 EURO Futures Contracts (Aggregate Value of Contracts $361,750)	2	$4,495

FUTURES CONTRACTS SOLD SHORT†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $82,460)	1	$(4,102)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS † - 50.7%
Energy - 12.0%
Petroleo Brasileiro S.A. Class A ADR	3,860	$118,425
Petroleo Brasileiro S.A. ADR	2,990	101,241
CNOOC Ltd. ADR	270	63,701
PetroChina Company Ltd. ADR	380	55,491
Sasol Ltd. ADR	900	47,601
China Petroleum & Chemical Corp. ADR	300	30,432
Ecopetrol S.A. ADR	370	16,284
Yanzhou Coal Mining Company Ltd. ADR	350	13,472

Total Energy		446,647

Financials - 9.8%
Itau Unibanco Holding S.A. ADR	3,720	87,606
Banco Bradesco S.A. ADR	3,470	71,100
China Life Insurance Company Ltd. ADR	900	46,656
Shinhan Financial Group Company Ltd. ADR	400	38,380
ICICI Bank Ltd. ADR	770	37,961
HDFC Bank Ltd. ADR	200	35,278
KB Financial Group, Inc. ADR	700	33,460
Banco Santander Brasil S.A. ADR	1,020	11,944

Total Financials		362,385

Materials - 9.3%
Vale S.A. Class A ADR	3,680	106,573
Vale S.A. Class B ADR	2,360	75,402
POSCO ADR	490	53,224
AngloGold Ashanti Ltd. ADR	690	29,042
Cia Siderurgica Nacional S.A. ADR	1,430	17,818
Gold Fields Ltd. ADR	1,210	17,654
Gerdau S.A. ADR	1,620	17,042
Cemex SAB de CV ADR*	1,840	15,824
Cia de Minas Buenaventura S.A. ADR	290	11,014

Total Materials		343,593

Telecommunication Services - 7.8%
America Movil SAB de CV ADR	1,750	94,290
China Mobile Ltd. ADR	1,890	88,414
Chunghwa Telecom Company Ltd. ADR	690	23,840
Mobile Telesystems OJSC ADR	950	18,069
China Unicom Hong Kong Ltd. ADR	860	17,432
China Telecom Corporation Ltd. ADR	250	16,362
Telecomunicacoes de Sao Paulo S.A. ADR	530	15,741
Telekomunikasi Indonesia Tbk PT ADR	440	15,180

Total Telecommunication Services		289,328

Information Technology - 6.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,820	111,220
Infosys Ltd. ADR	870	56,750
Baidu, Inc. ADR*	250	35,033
United Microelectronics Corp. ADR	4,710	12,058
Wipro Ltd. ADR	820	10,799
LG Display Company Ltd. ADR	730	10,257
AU Optronics Corp. ADR	1,430	9,838

Total Information Technology		245,955

Consumer Staples - 2.8%
Cia de Bebidas das Americas ADR	1,430	48,234
Fomento Economico Mexicano SAB de CV ADR	340	22,607
BRF — Brasil Foods S.A. ADR	1,210	20,969
Cia de Bebidas das Americas ADR	430	12,285

Total Consumer Staples		104,095

Utilities - 1.0%
Cia Energetica de Minas Gerais ADR	700	14,448
Korea Electric Power Corp. ADR	950	12,607
Empresa Nacional de Electricidad S.A. ADR	200	11,422

Total Utilities		38,477

Consumer Discretionary - 1.0%
Grupo Televisa S.A. ADR	1,020	25,092
Ctrip.com International Ltd. ADR*	260	11,201

Total Consumer Discretionary		36,293

Industrials - 0.4%
Tata Motors Ltd. ADR	620	13,956

Total Common Stocks
(Cost $1,820,864)		1,880,729

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 22.8%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$435,285	$435,285
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	249,480	249,480
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	133,478	133,478
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	26,833	26,833

Total Repurchase Agreements
(Cost $845,076)		845,076

Total Investments - 73.5%
(Cost $2,665,940)		$2,725,805

Other Assets Less Liabilities - 26.5%		983,622

Total Net Assets - 100.0%		$3,709,427

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $2,600,550)	45	$72,181

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/27/11 [3] (Notional Value $3,025,410)	1,040	$45,967

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR	American Depositary Receipt

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 75.8%
Financials - 15.5%
HSBC Holdings plc ADR	13,800	$684,756
Banco Santander S.A. ADR	39,970	460,055
Deutsche Bank AG	5,630	333,521
UBS AG	16,850	307,681
Banco Bilbao Vizcaya Argentaria S.A. ADR	22,370	262,624
Credit Suisse Group AG ADR	6,210	242,314
Barclays plc ADR	12,720	208,990
ING Groep N.V. ADR*	16,050	198,538

Total Financials		2,698,479

Energy - 15.4%
Total S.A. ADR	16,140	933,538
Royal Dutch Shell plc ADR	8,650	615,274
ENI SpA ADR	12,540	596,277
BP plc ADR	12,360	547,424

Total Energy		2,692,513

Health Care - 13.3%
Novartis AG ADR	19,400	1,185,534
GlaxoSmithKline plc ADR	10,840	465,036
AstraZeneca plc ADR	7,690	385,038
Sanofi ADR	7,060	283,600

Total Health Care		2,319,208

Telecommunication Services - 10.5%
France Telecom S.A. ADR	27,860	593,139
Vodafone Group plc ADR	20,770	554,974
Telefonica S.A. ADR	20,060	491,270
Deutsche Telekom AG ADR	12,420	194,125

Total Telecommunication Services		1,833,508

Materials - 6.3%
Rio Tinto plc ADR	7,040	509,133
BHP Billiton Ltd. ADR	4,490	424,889
ArcelorMittal	4,510	156,767

Total Materials		1,090,789

Consumer Staples - 4.8%
Diageo plc ADR	3,850	315,200
Unilever N.V.	9,110	299,263
British American Tobacco plc ADR	2,560	225,280

Total Consumer Staples		839,743

Industrials - 3.8%
Siemens AG ADR	4,850	667,021

Information Technology - 3.1%
SAP AG ADR	4,300	260,795
Telefonaktiebolaget LM Ericsson ADR	13,650	196,287
Nokia Oyj ADR	13,430	86,221

Total Information Technology		543,303

Consumer Discretionary - 2.3%
Daimler AG	5,290	398,654

Utilities - 0.8%
Veolia Environnement S.A. ADR	5,020	142,267

Total Common Stocks
(Cost $11,031,108)		13,225,485

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 11.4%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$1,159,300	$1,159,300
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	397,020	397,020
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	355,494	355,494
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	71,464	71,464

Total Repurchase Agreements
(Cost $1,983,278)		1,983,278

Total Investments - 87.2%
(Cost $13,014,386)		$15,208,763

Other Assets Less Liabilities - 12.8%		2,230,346

Total Net Assets - 100.0%		$17,439,109

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
September 2011 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $8,984,410)	242	$154,620

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2011 EURO Futures Contracts (Aggregate Value of Contracts $8,682,000)	48	$133,381

FUTURES CONTRACTS SOLD SHORT†
September 2011 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $331,578)	8	$(10,664)

Country Diversification

		% of Common
Country	Value	Stocks

United Kingdom	$4,511,105	34%
France	1,952,544	15%
Germany	1,854,116	14%
Switzerland	1,735,529	13%
Spain	1,213,949	9%
Italy	596,277	5%
Netherlands	497,801	4%
Other	864,164	6%

Total Investments	$13,225,485	100%
The chart above reflects percentages of the value of common stocks.

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 2.4%
Consumer Discretionary - 0.6%
Ford Motor Co.*	1,260	$17,375
Las Vegas Sands Corp.*	250	10,552
Wynn Resorts Ltd.	40	5,742
Netflix, Inc.*	20	5,254
DISH Network Corp. — Class A*	150	4,600
Limited Brands, Inc.	110	4,230
Macy’s, Inc.	140	4,094
Starwood Hotels & Resorts Worldwide, Inc.	70	3,923
Dollar General Corp.*	110	3,728
Cablevision Systems Corp. — Class A	100	3,621
Liberty Global, Inc. — Class A*	80	3,603
The Gap, Inc.	190	3,439
Virgin Media, Inc.	110	3,292
Sirius XM Radio, Inc.*	1,330	2,913
Sears Holdings Corp.*	40	2,858
JC Penney Company, Inc.	80	2,763
Royal Caribbean Cruises Ltd.*	70	2,635
Expedia, Inc.	90	2,609
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	190	2,426
TRW Automotive Holdings Corp.*	40	2,361
MGM Resorts International*	170	2,246
Charter Communications, Inc. — Class A*	40	2,170
Interpublic Group of Companies, Inc.	170	2,125
Wyndham Worldwide Corp.	60	2,019
AutoNation, Inc.*	50	1,831
Visteon Corp.*	20	1,368
Goodyear Tire & Rubber Co.*	80	1,342
GameStop Corp. — Class A*	50	1,333
Phillips-Van Heusen Corp.	20	1,309
Penn National Gaming, Inc.*	30	1,210
Mohawk Industries, Inc.*	20	1,200
Foot Locker, Inc.	50	1,188
DR Horton, Inc.	100	1,152
Gannett Company, Inc.	80	1,146
Lennar Corp. — Class A	60	1,089
Dillard’s, Inc. — Class A	20	1,043
Toll Brothers, Inc.*	50	1,037
Jarden Corp.	30	1,035
Sally Beauty Holdings, Inc.*	60	1,026
Hanesbrands, Inc.*	30	856

Total Consumer Discretionary		119,743

Energy - 0.5%
Anadarko Petroleum Corp.	170	13,049
Chesapeake Energy Corp.	220	6,532
Williams Companies, Inc.	200	6,050
Peabody Energy Corp.	90	5,302
El Paso Corp.	250	5,050
Southwestern Energy Co.*	110	4,717
Continental Resources, Inc.*	60	3,895
Pioneer Natural Resources Co.	40	3,583
Consol Energy, Inc.	70	3,394
Alpha Natural Resources, Inc.*	70	3,181
Denbury Resources, Inc.*	140	2,800
Range Resources Corp.	50	2,775
Concho Resources, Inc.*	30	2,755
Newfield Exploration Co.*	40	2,721
Cimarex Energy Co.	30	2,698
QEP Resources, Inc.	60	2,510
Petrohawk Energy Corp.*	100	2,467
Linn Energy LLC	60	2,344
Whiting Petroleum Corp.*	40	2,276
Plains Exploration & Production Co.*	50	1,906
Cie Generale de Geophysique — Veritas ADR*	50	1,829
Dresser-Rand Group, Inc.*	30	1,612
Ensco plc ADR	29	1,528
SM Energy Co.	20	1,470
HollyFrontier Corp.	20	1,388
SandRidge Energy, Inc.*	130	1,386
Arch Coal, Inc.	50	1,333
Precision Drilling Corp.*	90	1,292
EXCO Resources, Inc.	70	1,235
Brigham Exploration Co.*	40	1,197
Tesoro Corp.*	50	1,146
Forest Oil Corp.*	40	1,068

Total Energy		96,489

Financials - 0.3%
Royal Bank of Scotland Group plc ADR*	1,830	22,784
Capital One Financial Corp.	150	7,750
General Growth Properties, Inc.	320	5,341
Discover Financial Services	170	4,547
Weyerhaeuser Co.	180	3,935
Host Hotels & Resorts, Inc.	230	3,899
CIT Group, Inc.*	70	3,098
CB Richard Ellis Group, Inc. — Class A*	110	2,762
Leucadia National Corp.	80	2,728
KeyCorp	310	2,582
Unum Group	100	2,548
Regions Financial Corp.	410	2,542
SL Green Realty Corp.	30	2,486
Zions Bancorporation	60	1,441
Marshall & Ilsley Corp.	170	1,355
Developers Diversified Realty Corp.	90	1,269
E*Trade Financial Corp.*	90	1,242
American Capital Ltd.*	120	1,192
Forest City Enterprises, Inc. — Class A*	60	1,120

Total Financials		74,621

Health Care - 0.2%
Fresenius Medical Care AG & Co. KGaA ADR	100	7,470
Valeant Pharmaceuticals International, Inc.	100	5,196
Mylan, Inc.*	150	3,700
Boston Scientific Corp.*	510	3,524
Life Technologies Corp.*	60	3,124

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 2.4% (continued)
Health Care - 0.2% (continued)
DaVita, Inc.*	30	$2,598
Warner Chilcott plc — Class A	90	2,172
Elan Corp. plc ADR*	190	2,160
Coventry Health Care, Inc.*	50	1,823
Endo Pharmaceuticals Holdings, Inc.*	40	1,607
Universal Health Services, Inc. — Class B	30	1,546
Omnicare, Inc.	40	1,276
Bio-Rad Laboratories, Inc. — Class A*	10	1,194
Alere, Inc.*	30	1,099
Tenet Healthcare Corp.*	160	998
Grifols S.A. ADR*	51	383

Total Health Care		39,870

Industrials - 0.2%
CNH Global N.V.*	80	3,092
L-3 Communications Holdings, Inc.	30	2,624
United Continental Holdings, Inc.*	110	2,489
Delta Air Lines, Inc.*	270	2,476
Iron Mountain, Inc.	70	2,386
Kansas City Southern*	40	2,373
Sensata Technologies Holding N.V.*	60	2,259
Hertz Global Holdings, Inc.*	140	2,223
Verisk Analytics, Inc. — Class A*	60	2,077
TransDigm Group, Inc.*	20	1,824
Gardner Denver, Inc.	20	1,681
SPX Corp.	20	1,653
Owens Corning*	40	1,494
Masco Corp.	120	1,444
Polypore International, Inc.*	20	1,357
Wabtec Corp.	20	1,314
BE Aerospace, Inc.*	30	1,224
Terex Corp.*	40	1,138
Navistar International Corp.*	20	1,129
Spirit Aerosystems Holdings, Inc. — Class A*	50	1,100
Gol Linhas Aereas Inteligentes S.A. ADR	90	1,094
TAM S.A. ADR	50	1,092

Total Industrials		39,543

Utilities - 0.2%
Exelon Corp.	220	9,425
FirstEnergy Corp.	130	5,740
Edison International	110	4,263
AES Corp.*	260	3,312
CenterPoint Energy, Inc.	140	2,709
Calpine Corp.*	150	2,420
Ameren Corp.	80	2,307
Northeast Utilities	60	2,110
NRG Energy, Inc.*	80	1,966
CMS Energy Corp.	80	1,575
N.V. Energy, Inc.	80	1,228

Total Utilities		37,055

Telecommunication Services - 0.2%
American Tower Corp. — Class A*	130	6,799
Sprint Nextel Corp.*	990	5,336
Crown Castle International Corp.*	100	4,079
Philippine Long Distance Telephone Co. ADR	60	3,242
Frontier Communications Corp.	330	2,663
NII Holdings, Inc.*	60	2,543
Windstream Corp.	170	2,203
MetroPCS Communications, Inc.*	120	2,065
SBA Communications Corp. — Class A*	40	1,528
Level 3 Communications, Inc.*	570	1,391
Clearwire Corp. — Class A*	310	1,172
tw telecom, Inc. — Class A*	50	1,026

Total Telecommunication Services		34,047

Materials - 0.1%
CF Industries Holdings, Inc.	20	2,833
Celanese Corp. — Class A	50	2,665
Ball Corp.	60	2,308
United States Steel Corp.	50	2,302
MeadWestvaco Corp.	60	1,999
Crown Holdings, Inc.*	50	1,941
Ashland, Inc.	30	1,939
Rockwood Holdings, Inc.*	30	1,659
Owens-Illinois, Inc.*	60	1,549
Huntsman Corp.	80	1,508
Nalco Holding Co.	50	1,390
Sealed Air Corp.	50	1,190
Steel Dynamics, Inc.	70	1,137
Westlake Chemical Corp.	20	1,038
Scotts Miracle-Gro Co. — Class A	20	1,026
Domtar Corp.	10	947
Compass Minerals International, Inc.	10	861
Silgan Holdings, Inc.	20	819

Total Materials		29,111

Information Technology - 0.1%
Xerox Corp.	470	4,893
Alcatel-Lucent ADR*	800	4,616
Fidelity National Information Services, Inc.	100	3,079
Seagate Technology plc	150	2,424
NXP Semiconductor N.V.*	90	2,406
Equinix, Inc.*	20	2,020
Advanced Micro Devices, Inc.*	240	1,678
Jabil Circuit, Inc.	80	1,616
Brocade Communications Systems, Inc.*	160	1,033

Total Information Technology		23,765

Consumer Staples - 0.0%
Tyson Foods, Inc. — Class A	120	2,331
Constellation Brands, Inc. — Class A*	70	1,457
Smithfield Foods, Inc.*	60	1,312

Total Consumer Staples		5,100

Total Common Stocks
(Cost $500,791)		499,344

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† - 0.8%
iShares iBoxx $ High Yield Corporate Bond Fund	1,800	$164,358

Total Exchange Traded Funds
(Cost $164,238)		164,358

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 42.3%
Fannie Mae[1]
0.10% due 12/14/11	$3,000,000	$2,998,755
0.23% due 04/02/12	3,000,000	2,996,553
Freddie Mac[1]
0.22% due 01/18/12	3,000,000	2,998,158

Total Federal Agency Discount Notes
(Cost $8,989,572)		8,993,466

REPURCHASE AGREEMENTS††,2 - 54.3%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$4,972,291	$4,972,291
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	4,722,081	4,722,081
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,524,732	1,524,732
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	306,511	306,511

Total Repurchase Agreements
(Cost $11,525,615)		11,525,615

Total Investments - 99.8%
(Cost $21,180,216)		$21,182,783

Other Assets, Less Liabilities - 0.2%		53,067

Total Net Assets - 100.0%		$21,235,850

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $82,460)	1	$(4,683)

		Unrealized
	Units	Gain
CORPORATE BOND INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC July 2011 I iShares iBoxx High Yield Corporate BondFund Index Swap, Terminating 07/29/11[4] (Notional Value $5,312,362)	58,179	$35,462

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11[5] (Notional Value $4,327,142)	5,230	$39,391
Credit Suisse Capital LLC July 2011 Leveraged Equity Index (Custom Credit Suisse Index) Swap, Terminating 07/29/11[6] (Notional Value $1,015,224)	570	11,504
Credit Suisse Capital LLC July 2011 Credit Suisse Merger Arbitrage Liquid Index Swap, Terminating 07/29/11[7] (Notional Value $5,042,769)	4,468	302

(Total Notional Value $10,385,135)		$51,197

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,8

		Protection				Upfront
		Premium	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Appreciation

CDX.NA.HY-16 Index	Credit Suisse International	5.00%	06/20/16	$2,200,000	$2,239,875	$32,952	$6,923

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 3.

3	All or a portion of this security is pledged as swap collateral at June 30, 2011.

4	Total Return based on iShares iBoxx High Yield Corporate Bond Fund Index +/– financing at a variable rate.

5	Total Return based on Russell 2000 Index +/– financing at a variable rate.

6	Total Return based on Leveraged Equity Index (Custom Credit Suisse Index) +/– financing at a variable rate.

7	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/– financing at a variable rate.

8	Credit Default Swap — See Note 4

ADR	American Depositary Receipt

plc	Public Limited Company

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES† - 92.9%
U.S. Treasury Bond
4.38% due 05/15/41	$211,980,000	$211,748,147

Total U.S. Government Securities
(Cost $213,372,394)		211,748,147

REPURCHASE AGREEMENTS††,1 - 11.4%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$15,178,417	$15,178,417
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	5,198,088	5,198,088
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	4,654,398	4,654,398
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	935,656	935,656

Total Repurchase Agreements
(Cost $25,966,559)		25,966,559

Total Investments - 104.3%
(Cost $239,338,953)		$237,714,706

Liabilities & Other Assets - (4.3)%		(9,903,805)

Total Net Assets - 100.0%		$227,810,901

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
September 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $66,122,250)	524	$(182,223)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 104.7%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$16,705,808	$16,705,808
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	6,292,855	6,292,855
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	5,122,765	5,122,765
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	1,029,810	1,029,810

Total Repurchase Agreements (Cost $29,151,238)		29,151,238

Total Investments - 104.7% (Cost $29,151,238)		$29,151,238

Liabilities & Other Assets - (4.7)%		(1,301,372)

Total Net Assets - 100.0%		$27,849,866

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $19,893,875)	167	$97,341

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,3

		Protection				Upfront
		Premium	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Depreciation

CDX.NA.HY-16 Index	Barclays Capital	5.00%	06/20/16	$25,000,000	$25,453,125	$543,350	$(90,225)
CDX.NA.HY-16 Index	Goldman Sachs International	5.00%	06/20/16	2,000,000	2,036,250	42,830	(6,580)
CDX.NA.HY-16 Index	Credit Suisse International	5.00%	06/20/16	300,000	305,438	6,428	(990)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as credit default swap collateral at June 30, 2011.

3	Credit Default Swaps — See Note 4.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 75.2%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$1,377,136	$1,377,136
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,333,615	1,333,615
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	408,948	408,948
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	82,209	82,209

Total Repurchase Agreements (Cost $3,201,908)		3,201,908

Total Investments - 105.6% (Cost $3,201,908)		$3,201,908

Liabilities & Other Assets - (5.6)%		(168,808)

Total Net Assets - 100.0%		$3,033,100

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2011 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/27/11 [3] (Notional Value $6,111,504)	2,100	$(121,953)

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 46.4%
Farmer Mac[1]
0.15% due 03/23/12	$40,000,000	$39,961,600
0.23% due 07/14/11	25,000,000	24,999,825
0.24% due 10/28/11	25,000,000	24,996,700
0.11% due 02/29/12	25,000,000	24,979,775
0.29% due 11/18/11	11,000,000	10,997,008
Fannie Mae[2]
0.26% due 07/11/11	50,000,000	49,999,700
Freddie Mac[2]
0.12% due 01/24/12	25,000,000	24,984,200
0.19% due 05/15/12	25,000,000	24,960,200
Federal Farm Credit Bank[1]
0.19% due 05/31/12	25,000,000	24,958,200
0.23% due 08/11/11	15,000,000	14,999,655

Total Federal Agency Discount Notes (Cost $265,771,457)		265,836,863

FEDERAL AGENCY NOTES†† - 19.2%
Federal Home Loan Bank[1]
0.29% due 11/18/11	25,000,000	25,017,600
0.25% due 06/21/12	25,000,000	24,981,250
0.23% due 06/28/12	25,000,000	24,970,425
0.20% due 06/15/12	25,000,000	24,970,125
0.30% due 10/14/11	10,000,000	10,005,710

Total Federal Agency Notes (Cost $109,990,110)		109,945,110

REPURCHASE AGREEMENTS†† - 114.7%
Joint Repurchase Agreements[3]
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$134,406,162	134,406,162
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	46,029,507	46,029,507
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	41,215,082	41,215,082
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	8,285,311	8,285,311
Individual Repurchase Agreement[4]
Barclays Capital issued 06/30/11 at - 0.05% due 07/01/11 (Secured by a U.S. Treasury Bond, at a rate of 4.38% and maturing 05/15/41 as collateral, with a Market value of $435,233,076) to be repurchased at $426,632,418	426,633,011	426,633,011

Total Repurchase Agreements (Cost $656,569,073)		656,569,073

Total Long Investments - 180.3% (Cost $1,032,330,640)		$1,032,351,046

	Face
	Amount	Value
U.S. Government Securities Sold Short† - (70.2)%
U.S. Treasury Bond
4.38% due 05/15/41	$402,491,000	$(402,050,775)

Total U.S. Government Securities Sold Short (Proceeds $412,528,695)		(402,050,775)

Liabilities & Other Assets - (10.1)%		(57,773,552)

Total Net Assets - 100.0%		$572,526,719

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
September 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $184,990,875)	1,466	$3,242,400

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 3.

4	All or portion of this security is pledged as short collateral at June 30, 2011.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 143.5%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$11,440,496	$11,440,496
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	7,710,644	7,710,644
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	3,508,180	3,508,180
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	705,236	705,236

Total Repurchase Agreements (Cost $23,364,556)		23,364,556

Total Investments - 143.5% (Cost $23,364,556)		$23,364,556

Liabilities & Other Assets - (43.5)%		(7,083,733)

Total Net Assets - 100.0%		$16,280,823

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $14,652,375)	123	$100,963

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††

		Protection				Upfront	Unrealized
		Premium	Maturity	Notional	Notional	Premiums	Appreciation
Index	Counterparty	Rate	Date	Principal	Value	Paid/Received	(Depreciation)

CDX.NA.HY-16 Index	Barclays Capital	5.00%	06/20/16	$1,000,000	$1,018,125	$(29,071)	$10,946
CDX.NA.HY-16 Index	Goldman Sachs International	5.00%	06/20/16	1,000,000	1,018,125	(20,290)	2,165
CDX.NA.HY-16 Index	Credit Suisse International	5.00%	06/20/16	14,800,000	15,068,250	9,609	(277,859)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as credit default swap collateral at June 30, 2011.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 111.6%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$1,824,099	$1,824,099
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	1,140,139	1,140,139
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	559,352	559,352
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	112,444	112,444

Total Repurchase Agreements (Cost $3,636,034)		3,636,034

Total Investments - 111.6% (Cost $3,636,034)		$3,636,034

Liabilities & Other Assets - (11.6)%		(377,560)

Total Net Assets - 100.0%		$3,258,474

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $97,600)	1	$(2,452)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2011 S&P MidCap 400 Index Swap, Terminating 07/29/11 [3] (Notional Value $989,754)	1,011	$(6,495)
Morgan Stanley Capital Services, Inc. July 2011 S&P MidCap 400 Index Swap, Terminating 07/26/11 [3] (Notional Value $193,361)	198	(6,524)
Goldman Sachs International July 2011 S&P MidCap 400 Index Swap, Terminating 07/27/11 [3] (Notional Value $2,032,141)	2,077	(60,512)

(Total Notional Value $3,215,256)		$(73,531)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 46.8%
Freddie Mac[1]
0.23% due 08/09/11	$10,000,000	$9,999,780

Total Federal Agency Discount Notes (Cost $9,997,509)		9,999,780

REPURCHASE AGREEMENTS††,2 - 55.5%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$5,261,213	$5,261,213
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	4,642,952	4,642,952
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,613,329	1,613,329
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	324,321	324,321

Total Repurchase Agreements (Cost $11,841,815)		11,841,815

Total Investments - 102.3% (Cost $21,839,324)		$21,841,595

Liabilities & Other Assets - (2.3)%		(488,376)

Total Net Assets - 100.0%		$21,353,219

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $3,621,150)	78	$(73,094)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. July 2011 NASDAQ-100 Index Swap, Terminating 07/26/11 [4] (Notional Value $1,024,836)	441	$(47,620)
Credit Suisse Capital, LLC July 2011 NASDAQ-100 Index Swap, Terminating 07/29/11 [4] (Notional Value $10,614,271)	4,565	(139,916)
Goldman Sachs International July 2011 NASDAQ-100 Index Swap, Terminating 07/27/11 [4] (Notional Value $6,034,270)	2,595	(188,968)

(Total Notional Value $17,673,377)		$(376,504)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 3.

3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

4	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 59.6%
Freddie Mac[1]
0.23% due 08/09/11	$10,000,000	$9,999,780

Total Federal Agency Discount Notes (Cost $9,997,509)		9,999,780

REPURCHASE AGREEMENTS††,2 - 39.5%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	$3,119,858	$3,119,858
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	2,555,943	2,555,943
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	783,769	783,769
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	157,558	157,558

Total Repurchase Agreements (Cost $6,617,128)		6,617,128

Total Investments - 99.1% (Cost $16,614,637)		$16,616,908

Other Assets, Less Liabilities - 0.9%		145,665

Total Net Assets - 100.0%		$16,762,573

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,473,800)	30	$(119,573)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. July 2011 Russell 2000 Index Swap, Terminating 07/26/11 [4] (Notional Value $965,611)	1,167	$(35,129)
Credit Suisse Capital, LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11 [4] (Notional Value $9,917,163)	11,986	(90,217)
Goldman Sachs International July 2011 Russell 2000 Index Swap, Terminating 07/27/11 [4] (Notional Value $3,457,222)	4,178	(95,339)

(Total Notional Value $14,339,996)		$(220,685)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 3.

3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

4	Total Return based on Russell 2000 Index +/- financing at a variable rate.

Inverse S&P 500 Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 43.2%
Fannie Mae[1]
0.19% due 12/01/11	$25,000,000	$24,990,450
0.10% due 12/12/11	25,000,000	24,989,750
0.10% due 12/14/11	25,000,000	24,989,625
0.19% due 05/01/12	10,000,000	9,984,770
0.20% due 07/11/11	5,000,000	4,999,970

Total Federal Agency Discount Notes (Cost $89,939,944)		89,954,565

FEDERAL AGENCY NOTES†† - 4.8%
Federal Home Loan Bank[2]
0.30% due 10/14/11	10,000,000	10,005,710

Total Federal Agency Notes (Cost $10,000,909)		10,005,710

REPURCHASE AGREEMENTS ††,3 - 53.3%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$51,404,500	$51,404,500
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[4]	40,565,524	40,565,524
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	15,762,973	15,762,973
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	3,168,771	3,168,771

Total Repurchase Agreements (Cost $110,901,768)		110,901,768

Total Investments - 101.3% (Cost $210,842,621)		$210,862,043

Liabilities & Other Assets - (1.3)%		(2,690,187)

Total Net Assets - 100.0%		$208,171,856

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $62,868,950)	956	$(1,750,285)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2011 S&P 500 Index Swap, Terminating 07/29/11 [5] (Notional Value $23,955,891)	18,140	$(240,242)
Morgan Stanley Capital Services, Inc. July 2011 S&P 500 Index Swap, Terminating 07/26/11 [5] (Notional Value $10,653,690)	8,067	(427,039)
Goldman Sachs International July 2011 S&P 500 Index Swap, Terminating 07/27/11 [5] (Notional Value $110,570,569)	83,725	(3,426,654)

(Total Notional Value $145,180,150)		$(4,093,935)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 3.

4	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

5	Total Return based on S&P 500 Index +/- financing at a variable rate.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 77.9%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$5,568,006	$5,568,006
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	1,906,851	1,906,851
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,707,406	1,707,406
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	343,233	343,233

Total Repurchase Agreements (Cost $9,525,496)		9,525,496

Total Investments - 77.9% (Cost $9,525,496)		$9,525,496

Other Assets, Less Liabilities - 22.1%		2,708,495

Total Net Assets - 100.0%		$12,233,991

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
September 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $24,576,650)	497	$1,084,988

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2011 Japanese Yen Currency Futures Contracts (Aggregate Value of Contracts $25,005,313)	161	$(91,154)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

Long Short Equity Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† - 35.5%
iShares Russell 2000 Growth Index Fund	24,100	$2,285,885
Technology Select Sector SPDR Fund	16,800	431,760

Total Exchange Traded Funds (Cost $2,550,705)		2,717,645

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 13.0%
Fannie Mae[1]
0.10% due 12/14/11	$1,000,000	$999,585

Total Federal Agency Discount Notes (Cost $999,516)		999,585

REPURCHASE AGREEMENTS††,2 - 32.7%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$1,463,040	$1,463,040
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	501,041	501,041
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	448,635	448,635
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	90,187	90,187

Total Repurchase Agreements (Cost $2,502,903)		2,502,903

Total Long Investments - 81.2% (Cost $6,053,124)		$6,220,133

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† - (29.2)%
iShares Russell 2000 Value Index Fund	30,500	$(2,239,005)

Total Exchange Traded Funds Sold Short (Proceeds $2,134,001)		(2,239,005)

Other Assets, Less Liabilities - 48.0%		3,675,742

Total Net Assets - 100.0%		$7,656,870

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $4,947,600)	60	$254,964
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,353,888)	51	116,043

(Total Aggregate Value of Contracts $8,301,488)		$371,007

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 3.

Long Short Interest Rate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 73.7%
Freddie Mac[1]
0.24% due 11/01/11	$10,000,000	$9,997,610
0.22% due 12/01/11	10,000,000	9,996,180
0.22% due 01/18/12	10,000,000	9,993,860
0.23% due 03/14/12	10,000,000	9,990,730
0.23% due 08/16/11	3,000,000	2,999,922
Fannie Mae[1]
0.10% due 12/14/11	15,000,000	14,993,775
0.23% due 02/21/12	10,000,000	9,992,170
0.23% due 04/02/12	5,000,000	4,994,255
0.20% due 07/11/11	3,000,000	2,999,982
0.22% due 07/18/11	2,000,000	1,999,792
Farmer Mac[2]
0.20% due 05/11/12	15,000,000	14,976,420
0.33% due 12/23/11	5,000,000	4,997,815
Federal Farm Credit Bank[2]
0.26% due 03/08/12	15,000,000	14,986,410
Federal Home Loan Bank[2]
0.20% due 02/13/12	10,000,000	9,992,440

Total Federal Agency Discount Notes (Cost $122,847,324)		122,911,361

FEDERAL AGENCY NOTES†† - 9.0%
Federal Farm Credit Bank[2]
0.24% due 06/20/12	15,000,000	14,987,385

Total Federal Agency Notes (Cost $15,001,600)		14,987,385

REPURCHASE AGREEMENTS ††,3 - 16.5%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$16,096,647	$16,096,647
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	5,512,551	5,512,551
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	4,935,969	4,935,969
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	992,259	992,259

Total Repurchase Agreements (Cost $27,537,426)		27,537,426

Total Investments - 99.2% (Cost $165,386,350)		$165,436,172

Other Assets, Less Liabilities - 0.8%		1,274,741

Total Net Assets - 100.0%		$166,710,913

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $52,891,500)	444	$300,148
September 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $38,024,609)	311	163,799
September 2011 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $67,548,250)	308	131,100
September 2011 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $12,423,000)	101	(100,139)
September 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $12,240,188)	97	(152,390)

(Total Aggregate Value of Contracts $183,127,547)		$342,518

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 3.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 76.2%
Financials - 14.5%
Macerich Co.	2,510	$134,285
SL Green Realty Corp.	1,590	131,763
New York Community Bancorp, Inc.	8,400	125,916
Federal Realty Investment Trust	1,200	102,216
Rayonier, Inc.	1,560	101,946
Affiliated Managers Group, Inc.*	1,000	101,450
Nationwide Health Properties, Inc.	2,430	100,626
Alexandria Real Estate Equities, Inc.	1,190	92,130
UDR, Inc.	3,650	89,608
MSCI, Inc. — Class A*	2,310	87,041
Reinsurance Group of America, Inc. — Class A	1,420	86,421
Camden Property Trust	1,350	85,887
Essex Property Trust, Inc.	629	85,097
Everest Re Group Ltd.	1,040	85,020
Realty Income Corp.	2,440	81,716
Jones Lang LaSalle, Inc.	820	77,326
First Niagara Financial Group, Inc.	5,820	76,824
Regency Centers Corp.	1,730	76,068
WR Berkley Corp.	2,230	72,341
Liberty Property Trust	2,210	72,002
BRE Properties, Inc.	1,410	70,331
Eaton Vance Corp.	2,280	68,924
HCC Insurance Holdings, Inc.	2,180	68,670
Senior Housing Properties Trust	2,920	68,357
Duke Realty Corp.	4,850	67,948
Fidelity National Financial, Inc. — Class A	4,290	67,525
Cullen	1,180	67,083
Commerce Bancshares, Inc.	1,490	64,070
Taubman Centers, Inc.	1,070	63,344
SEI Investments Co.	2,780	62,578
Raymond James Financial, Inc.	1,940	62,371
Arthur J Gallagher & Co.	2,120	60,505
Waddell & Reed Financial, Inc. — Class A	1,660	60,341
Transatlantic Holdings, Inc.	1,200	58,812
Weingarten Realty Investors	2,320	58,371
East West Bancorp, Inc.	2,860	57,801
Brown & Brown, Inc.	2,250	57,735
Old Republic International Corp.	4,900	57,575
Hospitality Properties Trust	2,370	57,472
Jefferies Group, Inc.	2,740	55,896
Mack-Cali Realty Corp.	1,670	55,010
American Financial Group, Inc.	1,450	51,751
Hancock Holding Co.	1,600	49,568
City National Corp.	910	49,367
SVB Financial Group*	818	48,843
Associated Banc-Corp.	3,330	46,287
Highwoods Properties, Inc.	1,390	46,051
Valley National Bancorp	3,260	44,369
Bank of Hawaii Corp.	920	42,798
Corporate Office Properties Trust	1,370	42,621
TCF Financial Corp.	3,050	42,090
Fulton Financial Corp.	3,830	41,019
Omega Healthcare Investors, Inc.	1,950	40,969
Prosperity Bancshares, Inc.	900	39,438
Apollo Investment Corp.	3,760	38,390
Protective Life Corp.	1,650	38,164
StanCorp Financial Group, Inc.	870	36,705
Washington Federal, Inc.	2,130	34,996
Aspen Insurance Holdings Ltd.	1,360	34,993
FirstMerit Corp.	2,100	34,671
Hanover Insurance Group, Inc.	870	32,808
First American Financial Corp.	2,020	31,613
Synovus Financial Corp.	15,080	31,366
Webster Financial Corp.	1,410	29,638
Unitrin, Inc.	940	27,890
Potlatch Corp.	770	27,158
Westamerica Bancorporation	550	27,087
Mercury General Corp.	680	26,853
Greenhill & Company, Inc.	490	26,372
Trustmark Corp.	1,090	25,517
Cathay General Bancorp	1,510	24,749
Equity One, Inc.	1,190	22,182
Astoria Financial Corp.	1,590	20,336
BancorpSouth, Inc.	1,410	17,498
Cousins Properties, Inc.	1,990	16,995
International Bancshares Corp.	1,010	16,897

Total Financials		4,384,451

Information Technology - 12.2%
Rovi Corp.*	2,170	124,471
Atmel Corp.*	8,790	123,675
Informatica Corp.*	2,030	118,613
Riverbed Technology, Inc.*	2,950	116,790
Polycom, Inc.*	1,690	108,667
Lam Research Corp.*	2,390	105,829
ANSYS, Inc.*	1,760	96,219
Trimble Navigation Ltd.*	2,360	93,550
Avnet, Inc.*	2,930	93,408
Arrow Electronics, Inc.*	2,230	92,545
Alliance Data Systems Corp.*	980	92,189
Factset Research Systems, Inc.	890	91,065
Equinix, Inc.*	900	90,918
TIBCO Software, Inc.*	3,110	90,252
Varian Semiconductor Equipment Associates, Inc.*	1,450	89,088
Skyworks Solutions, Inc.*	3,580	82,268
Rackspace Hosting, Inc.*	1,910	81,633
Solera Holdings, Inc.	1,360	80,458
Global Payments, Inc.	1,540	78,540
MICROS Systems, Inc.*	1,560	77,548
Synopsys, Inc.*	2,820	72,502
Cree, Inc.*	2,100	70,539
Cypress Semiconductor Corp.	3,230	68,282
Gartner, Inc.*	1,660	66,881
NCR Corp.*	3,050	57,614
Broadridge Financial Solutions, Inc.	2,370	57,046
Ingram Micro, Inc. — Class A*	3,090	56,053
Cadence Design Systems, Inc.*	5,170	54,595
Parametric Technology Corp.*	2,280	52,280
National Instruments Corp.	1,710	50,770
Jack Henry & Associates, Inc.	1,660	49,817

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 76.2% (continued)
Information Technology - 12.2% (continued)
ADTRAN, Inc.	1,240	$48,000
Vishay Intertechnology, Inc.*	3,180	47,827
Concur Technologies, Inc.*	896	44,863
Zebra Technologies Corp. — Class A*	1,050	44,279
Tech Data Corp.*	890	43,512
Fairchild Semiconductor International, Inc. — Class A*	2,450	40,939
AOL, Inc.*	2,050	40,713
Diebold, Inc.	1,250	38,763
Itron, Inc.*	780	37,565
International Rectifier Corp.*	1,340	37,480
NeuStar, Inc. — Class A*	1,420	37,204
DST Systems, Inc.	692	36,538
Silicon Laboratories, Inc.*	860	35,484
CoreLogic, Inc.*	2,100	35,091
Lender Processing Services, Inc.	1,660	34,711
Semtech Corp.*	1,250	34,175
Ciena Corp.*	1,830	33,635
Plantronics, Inc.	920	33,608
RF Micro Devices, Inc.*	5,320	32,558
QLogic Corp.*	2,010	31,999
Convergys Corp.*	2,330	31,781
Intersil Corp. — Class A	2,410	30,969
Mentor Graphics Corp.*	2,130	27,285
Quest Software, Inc.*	1,170	26,594
SRA International, Inc. — Class A*	830	25,664
ValueClick, Inc.*	1,510	25,066
Digital River, Inc.*	760	24,442
Fair Isaac Corp.	770	23,254
Integrated Device Technology, Inc.*	2,850	22,401
ACI Worldwide, Inc.*	640	21,613
Acxiom Corp.*	1,560	20,452
Mantech International Corp. — Class A	440	19,545
Advent Software, Inc.*	618	17,409

Total Information Technology		3,669,524

Industrials - 11.9%
Bucyrus International, Inc. — Class A	1,560	142,990
AMETEK, Inc.	3,090	138,741
Kansas City Southern*	2,110	125,186
KBR, Inc.	2,910	109,678
AGCO Corp.*	1,820	89,835
Donaldson Company, Inc.	1,470	89,200
Manpower, Inc.	1,580	84,767
Gardner Denver, Inc.	1,000	84,050
SPX Corp.	980	81,007
BE Aerospace, Inc.*	1,980	80,804
Timken Co.	1,560	78,624
J.B. Hunt Transport Services, Inc.	1,660	78,169
Pentair, Inc.	1,890	76,280
Hubbell, Inc. — Class B	1,160	75,342
IDEX Corp.	1,590	72,902
Nordson Corp.	1,310	71,853
Waste Connections, Inc.	2,180	69,171
URS Corp.*	1,510	67,557
Kennametal, Inc.	1,570	66,270
Aecom Technology Corp.*	2,290	62,609
Wabtec Corp.	930	61,120
Terex Corp.*	2,110	60,029
Graco, Inc.	1,170	59,272
Kirby Corp.*	1,030	58,370
Lincoln Electric Holdings, Inc.	1,620	58,077
Carlisle Companies, Inc.	1,176	57,894
MSC Industrial Direct Co. — Class A	870	57,690
Towers Watson & Co. — Class A	870	57,168
Thomas & Betts Corp.*	1,010	54,388
Copart, Inc.*	1,150	53,590
Trinity Industries, Inc.	1,530	53,366
Oshkosh Corp.*	1,750	50,645
Harsco Corp.	1,550	50,530
Regal-Beloit Corp.	740	49,410
Alaska Air Group, Inc.*	690	47,237
Acuity Brands, Inc.	830	46,297
Alliant Techsystems, Inc.	640	45,651
Clean Harbors, Inc.*	440	45,430
Corrections Corporation of America*	2,060	44,599
Crane Co.	890	43,975
Landstar System, Inc.	920	42,762
Shaw Group, Inc.*	1,390	41,992
Con-way, Inc.	1,060	41,139
Woodward, Inc.	1,140	39,740
Valmont Industries, Inc.	410	39,520
UTI Worldwide, Inc.	1,970	38,789
Alexander & Baldwin, Inc.	800	38,528
Lennox International, Inc.	860	37,040
Triumph Group, Inc.	370	36,845
Watsco, Inc.	540	36,715
GATX Corp.	890	33,037
Huntington Ingalls Industries, Inc.*	940	32,430
FTI Consulting, Inc.*	810	30,731
United Rentals, Inc.*	1,200	30,480
Herman Miller, Inc.	1,100	29,942
Corporate Executive Board Co.	660	28,809
Brink’s Co.	900	26,847
Rollins, Inc.	1,220	24,864
Deluxe Corp.	990	24,463
JetBlue Airways Corp.*	3,900	23,790
Mine Safety Appliances Co.	600	22,404
HNI Corp.	860	21,603
Werner Enterprises, Inc.	850	21,293
Korn*	900	19,791
Granite Construction, Inc.	650	15,945

Total Industrials		3,579,272

Consumer Discretionary - 10.3%
BorgWarner, Inc.*	2,100	169,659
Dollar Tree, Inc.*	2,350	156,557
Fossil, Inc.*	960	113,011
PetSmart, Inc.	2,180	98,907
Tractor Supply Co.	1,390	92,963
Advance Auto Parts, Inc.	1,470	85,980
Phillips-Van Heusen Corp.	1,290	84,456
Gentex Corp.	2,740	82,830
Tupperware Brands Corp.	1,200	80,940

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 76.2% (continued)
Consumer Discretionary - 10.3% (continued)
NVR, Inc.*	110	$79,803
Williams-Sonoma, Inc.	2,020	73,710
Polaris Industries, Inc.	660	73,372
LKQ Corp.*	2,800	73,052
Panera Bread Co. — Class A*	580	72,883
Foot Locker, Inc.	2,960	70,330
Dick’s Sporting Goods, Inc.*	1,750	67,288
Deckers Outdoor Corp.*	740	65,224
Mohawk Industries, Inc.*	1,080	64,789
Toll Brothers, Inc.*	2,810	58,279
Sotheby’s	1,300	56,550
Service Corporation International	4,590	53,611
Under Armour, Inc. — Class A*	690	53,344
Hanesbrands, Inc.*	1,850	52,817
Guess?, Inc.	1,230	51,734
Chico’s FAS, Inc.	3,380	51,477
AMC Networks, Inc. — Class A*	1,100	47,850
American Eagle Outfitters, Inc.	3,740	47,685
John Wiley & Sons, Inc. — Class A	898	46,705
Ascena Retail Group, Inc.*	1,320	44,946
Warnaco Group, Inc.*	850	44,412
Brinker International, Inc.	1,630	39,870
Aaron’s, Inc.	1,380	38,999
Rent-A-Center, Inc. — Class A	1,220	37,283
Cheesecake Factory, Inc.*	1,120	35,134
Saks, Inc.*	3,140	35,074
ITT Educational Services, Inc.*	440	34,426
WMS Industries, Inc.*	1,100	33,792
Bally Technologies, Inc.*	830	33,764
Timberland Co. — Class A*	760	32,657
Life Time Fitness, Inc.*	810	32,327
Wendy’s — Class A	6,200	31,434
Lamar Advertising Co. — Class A*	1,110	30,381
Strayer Education, Inc.	240	30,334
DreamWorks Animation SKG, Inc. — Class A*	1,360	27,336
Aeropostale, Inc.*	1,550	27,125
RadioShack Corp.	2,030	27,019
ANN, Inc.*	1,000	26,100
Career Education Corp.*	1,210	25,591
Thor Industries, Inc.	820	23,649
Office Depot, Inc.*	5,450	22,999
Matthews International Corp. — Class A	570	22,886
Meredith Corp.	700	21,791
Bob Evans Farms, Inc.	580	20,283
New York Times Co. — Class A*	2,290	19,969
American Greetings Corp. — Class A	780	18,751
Eastman Kodak Co.*	5,170	18,509
99 Cents Only Stores*	910	18,418
MDC Holdings, Inc.	730	17,987
Collective Brands, Inc.*	1,180	17,334
Regis Corp.	1,110	17,005
International Speedway Corp. — Class A	560	15,910
Ryland Group, Inc.	847	14,001
KB Home	1,390	13,594
Scientific Games Corp. — Class A*	1,220	12,615
Barnes & Noble, Inc.	750	12,435
Scholastic Corp.	460	12,236

Total Consumer Discretionary		3,114,182

Health Care - 8.3%
Vertex Pharmaceuticals, Inc.*	3,960	205,880
Perrigo Co.	1,600	140,592
Henry Schein, Inc.*	1,770	126,714
Mettler-Toledo International, Inc.*	620	104,575
Hologic, Inc.*	5,020	101,253
Universal Health Services, Inc. — Class B	1,880	96,876
ResMed, Inc.*	2,940	90,993
Endo Pharmaceuticals Holdings, Inc.*	2,240	89,981
IDEXX Laboratories, Inc.*	1,100	85,316
Cooper Companies, Inc.	900	71,316
Omnicare, Inc.	2,230	71,115
Allscripts Healthcare Solutions, Inc.*	3,650	70,883
Covance, Inc.*	1,170	69,463
Kinetic Concepts, Inc.*	1,180	68,004
Mednax, Inc.*	920	66,415
Gen-Probe, Inc.*	920	63,618
Techne Corp.	710	59,193
Pharmaceutical Product Development, Inc.	2,180	58,511
Health Net, Inc.*	1,740	55,889
Hill-Rom Holdings, Inc.	1,210	55,709
United Therapeutics Corp.*	980	53,998
Catalyst Health Solutions, Inc.*	960	53,587
Lincare Holdings, Inc.	1,820	53,271
Health Management Associates, Inc. — Class A*	4,860	52,391
Teleflex, Inc.	770	47,016
Community Health Systems, Inc.*	1,797	46,147
Medicis Pharmaceutical Corp. — Class A	1,190	45,422
Bio-Rad Laboratories, Inc. — Class A*	380	45,357
WellCare Health Plans, Inc.*	820	42,156
Owens & Minor, Inc.	1,220	42,078
Charles River Laboratories International, Inc.*	990	40,244
STERIS Corp.	1,140	39,877
LifePoint Hospitals, Inc.*	1,010	39,471
Thoratec Corp.*	1,100	36,102
VCA Antech, Inc.*	1,660	35,192
Masimo Corp.	1,150	34,132
Immucor, Inc.*	1,350	27,567
Kindred Healthcare, Inc.*	990	21,255

Total Health Care		2,507,559

Energy - 5.6%
Cimarex Energy Co.	1,639	147,379
HollyFrontier Corp.	1,990	138,106
Arch Coal, Inc.	4,080	108,773
Plains Exploration & Production Co.*	2,710	103,305

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 76.2% (continued)
Energy - 5.6% (continued)
Southern Union Co.	2,400	$96,360
Patterson-UTI Energy, Inc.	2,970	93,882
SM Energy Co.	1,220	89,646
Oceaneering International, Inc.	2,080	84,240
Dresser-Rand Group, Inc.*	1,530	82,238
Oil States International, Inc.*	980	78,312
Energen Corp.	1,380	77,970
CARBO Ceramics, Inc.	360	58,662
Forest Oil Corp.*	2,180	58,228
Superior Energy Services, Inc.*	1,530	56,824
Tidewater, Inc.	1,000	53,810
Atwood Oceanics, Inc.*	1,080	47,660
Unit Corp.*	770	46,916
Dril-Quip, Inc.*	660	44,768
Bill Barrett Corp.*	910	42,178
Patriot Coal Corp.*	1,750	38,955
Helix Energy Solutions Group, Inc.*	2,040	33,782
Quicksilver Resources, Inc.*	2,270	33,505
Comstock Resources, Inc.*	910	26,199
Exterran Holdings, Inc.*	1,230	24,391
Northern Oil and Gas, Inc.*	1,040	23,036
Overseas Shipholding Group, Inc.	520	14,009

Total Energy		1,703,134

Materials - 5.6%
Lubrizol Corp.	1,240	166,495
Albemarle Corp.	1,760	121,792
Ashland, Inc.	1,520	98,222
Rock-Tenn Co. — Class A	1,310	86,905
Domtar Corp.	790	74,829
Reliance Steel & Aluminum Co.	1,438	71,397
Martin Marietta Materials, Inc.	880	70,373
Steel Dynamics, Inc.	4,200	68,250
Sonoco Products Co.	1,920	68,237
Aptargroup, Inc.	1,290	67,519
Valspar Corp.	1,800	64,908
Temple-Inland, Inc.	2,080	61,859
RPM International, Inc.	2,510	57,780
Cytec Industries, Inc.	950	54,330
Compass Minerals International, Inc.	630	54,224
Packaging Corporation of America	1,930	54,021
Cabot Corp.	1,260	50,236
Carpenter Technology Corp.	850	49,028
Scotts Miracle-Gro Co. — Class A	860	44,127
Greif, Inc. — Class A	600	39,018
Silgan Holdings, Inc.	940	38,512
Sensient Technologies Corp.	960	35,587
Olin Corp.	1,530	34,670
Commercial Metals Co.	2,220	31,857
NewMarket Corp.	180	30,728
Intrepid Potash, Inc.*	850	27,625
Worthington Industries, Inc.	1,070	24,717
Minerals Technologies, Inc.	350	23,201
Louisiana-Pacific Corp.*	2,540	20,676

Total Materials		1,691,123

Utilities - 4.2%
National Fuel Gas Co.	1,590	115,752
OGE Energy Corp.	1,880	94,602
NSTAR	1,990	91,500
Alliant Energy Corp.	2,130	86,606
MDU Resources Group, Inc.	3,630	81,675
N.V. Energy, Inc.	4,530	69,536
UGI Corp.	2,140	68,245
DPL, Inc.	2,250	67,860
AGL Resources, Inc.	1,500	61,065
Questar Corp.	3,410	60,391
Westar Energy, Inc.	2,180	58,664
Aqua America, Inc.	2,660	58,467
Atmos Energy Corp.	1,740	57,855
Great Plains Energy, Inc.	2,610	54,105
Hawaiian Electric Industries, Inc.	1,830	44,030
Vectren Corp.	1,570	43,740
Cleco Corp.	1,170	40,774
WGL Holdings, Inc.	980	37,720
IDACORP, Inc.	950	37,525
PNM Resources, Inc.	1,660	27,788
Black Hills Corp.	760	22,868

Total Utilities		1,280,768

Consumer Staples - 3.2%
Green Mountain Coffee Roasters, Inc.*	2,400	214,224
Church & Dwight Company, Inc.	2,750	111,485
Hansen Natural Corp.*	1,320	106,854
Energizer Holdings, Inc.*	1,340	96,962
Ralcorp Holdings, Inc.*	1,060	91,775
Corn Products International, Inc.	1,470	81,262
Smithfield Foods, Inc.*	3,190	69,765
BJ’s Wholesale Club, Inc.*	1,050	52,868
Flowers Foods, Inc.	2,160	47,606
Ruddick Corp.	820	35,703
Lancaster Colony Corp.	360	21,895
Universal Corp.	440	16,575
Tootsie Roll Industries, Inc.	480	14,045

Total Consumer Staples		961,019

Telecommunication Services - 0.4%
tw telecom, Inc. — Class A*	2,890	59,332
Telephone & Data Systems, Inc.	1,750	54,390

Total Telecommunication Services		113,722

Total Common Stocks (Cost $18,553,894)		23,004,754

WARRANTS†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	510	408

Total Warrants (Cost $—)		408

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 20.8%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$3,266,147	$3,266,147
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	2,211,007	2,211,007
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	677,996	677,996
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	136,295	136,295

Total Repurchase Agreements (Cost $6,291,445)		6,291,445

Total Investments - 97.0% (Cost $24,845,339)		$29,296,607

Other Assets Less Liabilities - 3.0%		909,995

Total Net Assets - 100.0%		$30,206,602

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $3,123,200)	32	$93,979

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 S&P MidCap 400 Index Swap, Terminating 07/27/11 [3] (Notional Value $15,705,308)	16,048	$459,906
Morgan Stanley Capital Services, Inc. July 2011 S&P MidCap 400 Index Swap, Terminating 07/26/11 [3] (Notional Value $1,024,437)	1,047	34,512
Credit Suisse Capital, LLC July 2011 S&P MidCap 400 Index Swap, Terminating 07/29/11 [3] (Notional Value $2,087,406)	2,133	13,686

(Total Notional Value $18,817,151)		$508,104

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 96.9%
Information Technology - 62.5%
Apple, Inc.*	228,470	$76,690,525
Microsoft Corp.	2,083,362	54,167,412
Oracle Corp.	1,250,234	41,145,201
Google, Inc. — Class A*	62,502	31,649,763
Intel Corp.	1,309,890	29,027,162
Qualcomm, Inc.	412,470	23,424,171
Cisco Systems, Inc.	1,358,850	21,211,649
eBay, Inc.*	320,648	10,347,311
Baidu, Inc. ADR*	67,000	9,388,710
Dell, Inc.*	466,240	7,772,221
Automatic Data Processing, Inc.	123,450	6,503,346
Cognizant Technology Solutions Corp. — Class A*	75,170	5,512,968
Yahoo!, Inc.*	321,900	4,841,376
NetApp, Inc.*	90,880	4,796,646
Applied Materials, Inc.	325,677	4,237,058
Broadcom Corp. — Class A	119,230	4,010,897
Adobe Systems, Inc.*	124,630	3,919,614
Intuit, Inc.*	74,748	3,876,431
Research In Motion Ltd.*	129,420	3,733,767
Citrix Systems, Inc.*	46,450	3,716,000
Altera Corp.	79,610	3,689,923
Symantec Corp.*	186,660	3,680,935
Activision Blizzard, Inc.	282,670	3,301,586
Check Point Software Technologies Ltd.*	51,290	2,915,837
CA, Inc.	125,040	2,855,914
Paychex, Inc.	89,400	2,746,368
SanDisk Corp.*	58,890	2,443,935
Xilinx, Inc.	65,618	2,393,088
BMC Software, Inc.*	43,690	2,389,843
NVIDIA Corp.*	148,300	2,363,161
Marvell Technology Group Ltd.*	151,027	2,229,914
Fiserv, Inc.*	35,480	2,222,112
F5 Networks, Inc.*	20,040	2,209,410
Autodesk, Inc.*	56,770	2,191,322
Electronic Arts, Inc.*	82,130	1,938,268
Maxim Integrated Products, Inc.	72,970	1,865,113
Linear Technology Corp.	56,260	1,857,705
Micron Technology, Inc.*	247,420	1,850,702
Microchip Technology, Inc.	47,062	1,784,120
Seagate Technology plc	106,250	1,717,000
KLA-Tencor Corp.	41,480	1,679,110
Infosys Ltd. ADR	24,920	1,625,532
Akamai Technologies, Inc.*	46,127	1,451,617
VeriSign, Inc.	41,620	1,392,605
Lam Research Corp.*	30,760	1,362,053
FLIR Systems, Inc.	39,447	1,329,758
Flextronics International Ltd.*	187,270	1,202,273

Total Information Technology		408,661,432

Consumer Discretionary - 16.0%
Amazon.com, Inc.*	111,677	22,836,830
Comcast Corp. — Class A	514,946	13,048,732
DIRECTV — Class A*	189,690	9,640,046
News Corp. — Class A	451,638	7,993,993
Starbucks Corp.	185,190	7,313,153
Priceline.com, Inc.*	12,268	6,280,357
Wynn Resorts Ltd.	30,817	4,423,472
Bed Bath & Beyond, Inc.*	61,547	3,592,498
Netflix, Inc.*	12,970	3,407,089
Staples, Inc.	176,190	2,783,802
Liberty Media Corporation — Interactive*	141,350	2,370,440
Mattel, Inc.	85,870	2,360,566
Virgin Media, Inc.	78,380	2,345,913
Ross Stores, Inc.	29,027	2,325,643
O’Reilly Automotive, Inc.*	34,058	2,231,140
Dollar Tree, Inc.*	30,206	2,012,324
Sears Holdings Corp.*	26,610	1,901,018
Expedia, Inc.	61,210	1,774,478
Garmin Ltd.	51,410	1,698,072
Ctrip.com International Ltd. ADR*	36,266	1,562,339
Apollo Group, Inc. — Class A*	34,870	1,523,122
Urban Outfitters, Inc.*	40,085	1,128,393

Total Consumer Discretionary		104,553,420

Health Care - 11.5%
Amgen, Inc.*	229,700	13,402,995
Teva Pharmaceutical Industries Ltd. ADR	173,740	8,377,743
Gilead Sciences, Inc.*	194,450	8,052,175
Express Scripts, Inc. — Class A*	130,797	7,060,422
Celgene Corp.*	114,340	6,896,989
Biogen Idec, Inc.*	59,700	6,383,124
Intuitive Surgical, Inc.*	9,710	3,613,188
Mylan, Inc.*	108,520	2,677,188
Vertex Pharmaceuticals, Inc.*	50,890	2,645,771
Cerner Corp.*	41,560	2,539,732
Life Technologies Corp.*	44,160	2,299,411
Illumina, Inc.*	30,418	2,285,913
Alexion Pharmaceuticals, Inc.*	45,420	2,136,103
Henry Schein, Inc.*	22,790	1,631,536
Warner Chilcott plc — Class A	62,718	1,513,385
Cephalon, Inc.*	18,827	1,504,277
DENTSPLY International, Inc.	34,780	1,324,422
QIAGEN N.V.*	57,600	1,095,552

Total Health Care		75,439,926

Industrials - 3.1%
PACCAR, Inc.	90,287	4,612,763
CH Robinson Worldwide, Inc.	40,900	3,224,556
First Solar, Inc.*	21,290	2,816,028
Expeditors International of Washington, Inc.	52,470	2,685,939
Fastenal Co.	72,850	2,621,871
Joy Global, Inc.	25,890	2,465,764
Stericycle, Inc.*	21,208	1,890,057

Total Industrials		20,316,978

Consumer Staples - 2.3%
Costco Wholesale Corp.	107,934	8,768,558
Green Mountain Coffee Roasters, Inc.*	37,747	3,369,297
Whole Foods Market, Inc.	43,410	2,754,365

Total Consumer Staples		14,892,220

Telecommunication Services - 1.2%
Vodafone Group plc ADR	214,140	5,721,821

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Telecommunication Services - 1.2% (continued)
NII Holdings, Inc.*	42,050	$1,782,079

Total Telecommunication Services		7,503,900

Materials - 0.3%
Sigma-Aldrich Corp.	30,100	2,208,738

Total Common Stocks (Cost $361,025,364)		633,576,614

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 3.1%
Freddie Mac[1]
0.23% due 08/09/11	$10,000,000	$9,999,780
Fannie Mae[1]
0.22% due 07/18/11	10,000,000	9,998,961

Total Federal Agency Discount Notes (Cost $19,996,469)		19,998,741

REPURCHASE AGREEMENTS††,2 - 0.3%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	$2,209,255	$2,209,255
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	497	497
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	152	152
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	31	31

Total Repurchase Agreements (Cost $2,209,935)		2,209,935

Total Investments - 100.3% (Cost $383,231,768)		$655,785,290

Liabilities & Other Assets - (0.3)%		(1,994,121)

Total Net Assets - 100.0%		$653,791,169

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $4,085,400)	88	$60,476

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 NASDAQ-100 Index Swap, Terminating 07/27/11 [4] (Notional Value $12,146,693)	5,224	$323,664
Morgan Stanley Capital Services, Inc. July 2011 NASDAQ-100 Index Swap, Terminating 07/26/11 [4] (Notional Value $2,862,008)	1,231	132,879
Credit Suisse Capital, LLC July 2011 NASDAQ-100 Index Swap, Terminating 07/29/11 [4] (Notional Value $1,305,541)	562	17,210

(Total Notional Value $16,314,242)		$473,753

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 3.

3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

4	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 64.8%
Information Technology - 11.5%
Apple, Inc.*	2,980	$1,000,297
International Business Machines Corp.	3,900	669,045
Microsoft Corp.	23,919	621,894
Oracle Corp.	12,560	413,350
Google, Inc. — Class A*	810	410,168
Intel Corp.	17,090	378,714
Qualcomm, Inc.	5,380	305,530
Cisco Systems, Inc.	17,730	276,765
Hewlett-Packard Co.	6,690	243,516
EMC Corp.*	6,626	182,546
Visa, Inc. — Class A	1,540	129,760
Texas Instruments, Inc.	3,740	122,784
eBay, Inc.*	3,676	118,625
Corning, Inc.	5,064	91,912
Mastercard, Inc. — Class A	296	89,197
Dell, Inc.*	5,290	88,184
Automatic Data Processing, Inc.	1,610	84,815
Cognizant Technology Solutions Corp. — Class A*	976	71,580
Yahoo!, Inc.*	4,200	63,168
NetApp, Inc.*	1,190	62,808
Salesforce.com, Inc.*	390	58,102
Applied Materials, Inc.	4,250	55,292
Juniper Networks, Inc.*	1,720	54,180
Broadcom Corp. — Class A	1,535	51,637
Adobe Systems, Inc.*	1,630	51,263
Motorola Solutions, Inc.*	1,089	50,138
Citrix Systems, Inc.*	610	48,800
Altera Corp.	1,040	48,204
Symantec Corp.*	2,440	48,117
Xerox Corp.	4,516	47,012
Intuit, Inc.*	880	45,637
Western Union Co.	2,040	40,861
Analog Devices, Inc.	970	37,966
Teradata Corp.*	540	32,508
SanDisk Corp.*	770	31,955
Paychex, Inc.	1,040	31,949
Xilinx, Inc.	860	31,364
BMC Software, Inc.*	570	31,179
NVIDIA Corp.*	1,940	30,914
Amphenol Corp. — Class A	570	30,774
Fiserv, Inc.*	460	28,810
F5 Networks, Inc.*	260	28,665
Autodesk, Inc.*	740	28,564
Red Hat, Inc.*	620	28,458
CA, Inc.	1,220	27,865
Western Digital Corp.*	750	27,285
Fidelity National Information Services, Inc.	870	26,787
Electronic Arts, Inc.*	1,070	25,252
Linear Technology Corp.	730	24,105
Microchip Technology, Inc.	605	22,936
KLA-Tencor Corp.	540	21,859
Motorola Mobility Holdings, Inc.*	950	20,938
Micron Technology, Inc.*	2,780	20,794
National Semiconductor Corp.	780	19,196
Computer Sciences Corp.	500	18,980
Akamai Technologies, Inc.*	600	18,882
Harris Corp.	410	18,475
VeriSign, Inc.	540	18,068
FLIR Systems, Inc.	506	17,057
SAIC, Inc.*	900	15,138
LSI Corp.*	1,950	13,884
Advanced Micro Devices, Inc.*	1,860	13,001
Jabil Circuit, Inc.	630	12,726
JDS Uniphase Corp.*	730	12,162
Molex, Inc.	450	11,596
Novellus Systems, Inc.*	290	10,481
Total System Services, Inc.	520	9,662
Teradyne, Inc.*	600	8,880
Lexmark International, Inc. — Class A*	260	7,608
Compuware Corp.*	700	6,832
MEMC Electronic Materials, Inc.*	740	6,312
Monster Worldwide, Inc.*	420	6,157
Tellabs, Inc.	1,166	5,375

Total Information Technology		6,865,300

Financials - 9.8%
JPMorgan Chase & Co.	12,810	524,441
Wells Fargo & Co.	17,050	478,423
Berkshire Hathaway, Inc. — Class B*	5,580	431,836
Citigroup, Inc.	9,410	391,832
Bank of America Corp.	32,659	357,943
Goldman Sachs Group, Inc.	1,670	222,260
American Express Co.	3,370	174,229
U.S. Bancorp	6,206	158,315
MetLife, Inc.	3,410	149,597
Morgan Stanley	4,980	114,590
Simon Property Group, Inc.	950	110,419
Bank of New York Mellon Corp.	4,004	102,583
PNC Financial Services Group, Inc.	1,696	101,099
Prudential Financial, Inc.	1,570	99,836
Travelers Companies, Inc.	1,350	78,813
Capital One Financial Corp.	1,480	76,472
State Street Corp.	1,620	73,046
ACE Ltd.	1,090	71,744
Aflac, Inc.	1,510	70,487
CME Group, Inc. — Class A	220	64,150
Franklin Resources, Inc.	460	60,393
BB&T Corp.	2,250	60,390
BlackRock, Inc. — Class A	310	59,461
Chubb Corp.	940	58,853
Equity Residential	950	57,000
Marsh & McLennan Companies, Inc.	1,770	55,206
AON Corp.	1,070	54,891
Charles Schwab Corp.	3,229	53,117
ProLogis, Inc.	1,460	52,326
Allstate Corp.	1,690	51,596
Public Storage	450	51,305
T. Rowe Price Group, Inc.	840	50,686
Boston Properties, Inc.	470	49,895
Vornado Realty Trust	530	49,385
HCP, Inc.	1,310	48,064

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 64.8% (continued)
Financials - 9.8% (continued)
Discover Financial Services	1,760	$47,080
Progressive Corp.	2,110	45,112
Ameriprise Financial, Inc.	780	44,990
SunTrust Banks, Inc.	1,730	44,634
Loews Corp.	1,000	42,090
American International Group, Inc.*	1,406	41,224
Weyerhaeuser Co.	1,740	38,036
Hartford Financial Services Group, Inc.	1,440	37,973
Fifth Third Bancorp	2,960	37,740
Host Hotels & Resorts, Inc.	2,210	37,460
AvalonBay Communities, Inc.	280	35,952
Northern Trust Corp.	780	35,849
M&T Bank Corp.	400	35,180
Invesco Ltd.	1,490	34,866
Principal Financial Group, Inc.	1,040	31,637
IntercontinentalExchange, Inc.*	240	29,930
Health Care REIT, Inc.	570	29,885
NYSE Euronext	840	28,787
Lincoln National Corp.	1,006	28,661
SLM Corp.	1,700	28,577
Ventas, Inc.	530	27,936
KeyCorp	3,070	25,573
Unum Group	986	25,123
Regions Financial Corp.	4,046	25,085
Moody’s Corp.	640	24,544
Kimco Realty Corp.	1,310	24,418
CB Richard Ellis Group, Inc. — Class A*	940	23,603
XL Group plc — Class A	1,000	21,980
Leucadia National Corp.	640	21,824
Plum Creek Timber Company, Inc.	520	21,081
Comerica, Inc.	570	19,705
Huntington Bancshares, Inc.	2,780	18,237
People’s United Financial, Inc.	1,210	16,262
Genworth Financial, Inc. — Class A*	1,576	16,201
Torchmark Corp.	250	16,035
Legg Mason, Inc.	480	15,725
Cincinnati Financial Corp.	530	15,465
Zions Bancorporation	590	14,166
Hudson City Bancorp, Inc.	1,695	13,882
Marshall & Ilsley Corp.	1,710	13,629
NASDAQ OMX Group, Inc.*	476	12,043
Assurant, Inc.	310	11,244
E*Trade Financial Corp.*	806	11,123
Apartment Investment & Management Co. — Class A	390	9,957
First Horizon National Corp.	850	8,109
Federated Investors, Inc. — Class B	300	7,152
Janus Capital Group, Inc.	600	5,664

Total Financials		5,866,112

Energy - 8.2%
Exxon Mobil Corp.	15,880	1,292,314
Chevron Corp.	6,476	665,992
Schlumberger Ltd.	4,370	377,568
ConocoPhillips	4,560	342,866
Occidental Petroleum Corp.	2,620	272,585
Apache Corp.	1,240	153,004
Halliburton Co.	2,946	150,246
Anadarko Petroleum Corp.	1,599	122,739
Marathon Oil Corp.	2,300	121,164
Devon Energy Corp.	1,360	107,182
National Oilwell Varco, Inc.	1,360	106,366
Baker Hughes, Inc.	1,400	101,584
EOG Resources, Inc.	870	90,958
Hess Corp.	966	72,218
Chesapeake Energy Corp.	2,120	62,943
Spectra Energy Corp.	2,100	57,561
Williams Companies, Inc.	1,900	57,475
Peabody Energy Corp.	870	51,252
Noble Energy, Inc.	570	51,089
El Paso Corp.	2,480	50,096
Southwestern Energy Co.*	1,116	47,854
Valero Energy Corp.	1,840	47,049
Murphy Oil Corp.	620	40,709
Cameron International Corp.*	790	39,729
Consol Energy, Inc.	730	35,390
FMC Technologies, Inc.*	770	34,488
Pioneer Natural Resources Co.	380	34,037
Alpha Natural Resources, Inc.*	730	33,171
Noble Corp.	806	31,764
Newfield Exploration Co.*	430	29,249
Range Resources Corp.	520	28,860
Denbury Resources, Inc.*	1,280	25,600
EQT Corp.	480	25,210
QEP Resources, Inc.	570	23,843
Nabors Industries Ltd.*	930	22,915
Cabot Oil & Gas Corp.	340	22,545
Helmerich & Payne, Inc.	340	22,481
Sunoco, Inc.	390	16,267
Rowan Companies, Inc.*	410	15,912
Diamond Offshore Drilling, Inc.	220	15,490
Tesoro Corp.*	460	10,539

Total Energy		4,910,304

Health Care - 7.6%
Johnson & Johnson	8,840	588,037
Pfizer, Inc.	25,470	524,682
Merck & Company, Inc.	9,950	351,135
Abbott Laboratories	5,014	263,837
UnitedHealth Group, Inc.	3,490	180,014
Amgen, Inc.*	2,996	174,817
Bristol-Myers Squibb Co.	5,500	159,280
Medtronic, Inc.	3,452	133,005
Eli Lilly & Co.	3,280	123,098
Baxter International, Inc.	1,840	109,830
Gilead Sciences, Inc.*	2,540	105,181
WellPoint, Inc.	1,180	92,949
Express Scripts, Inc. — Class A*	1,706	92,090
Celgene Corp.*	1,490	89,877
Covidien plc	1,600	85,168
Biogen Idec, Inc.*	780	83,397
Allergan, Inc.	976	81,252
Thermo Fisher Scientific, Inc.*	1,240	79,844
Medco Health Solutions, Inc.*	1,290	72,911
McKesson Corp.	806	67,422

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 64.8% (continued)
Health Care - 7.6% (continued)
Stryker Corp.	1,080	$63,385
Becton Dickinson and Co.	710	61,181
Agilent Technologies, Inc.*	1,115	56,988
Aetna, Inc.	1,220	53,790
Cardinal Health, Inc.	1,126	51,143
St. Jude Medical, Inc.	1,056	50,350
Intuitive Surgical, Inc.*	130	48,374
CIGNA Corp.	870	44,744
Humana, Inc.	540	43,492
Zimmer Holdings, Inc.*	620	39,184
AmerisourceBergen Corp. — Class A	880	36,432
Forest Laboratories, Inc.*	916	36,035
Mylan, Inc.*	1,420	35,031
Boston Scientific Corp.*	4,930	34,066
Edwards Lifesciences Corp.*	370	32,257
Laboratory Corporation of America Holdings*	319	30,876
CR Bard, Inc.	280	30,761
Hospira, Inc.*	540	30,596
Life Technologies Corp.*	580	30,201
Quest Diagnostics, Inc.	510	30,141
Waters Corp.*	300	28,722
Watson Pharmaceuticals, Inc.*	410	28,179
Cerner Corp.*	460	28,111
DaVita, Inc.*	310	26,849
Varian Medical Systems, Inc.*	380	26,607
Cephalon, Inc.*	250	19,975
CareFusion Corp.*	716	19,454
Coventry Health Care, Inc.*	480	17,506
DENTSPLY International, Inc.	450	17,136
Patterson Companies, Inc.	310	10,196
Tenet Healthcare Corp.*	1,580	9,859
PerkinElmer, Inc.	360	9,687

Total Health Care		4,539,134

Industrials - 7.3%
General Electric Co.	34,186	644,748
United Technologies Corp.	2,950	261,104
United Parcel Service, Inc. — Class B	3,176	231,626
Caterpillar, Inc.	2,078	221,224
3M Co.	2,290	217,206
Boeing Co.	2,380	175,953
Union Pacific Corp.	1,580	164,952
Honeywell International, Inc.	2,540	151,359
Emerson Electric Co.	2,420	136,125
Deere & Co.	1,349	111,225
FedEx Corp.	1,020	96,747
Danaher Corp.	1,760	93,262
CSX Corp.	3,550	93,081
Illinois Tool Works, Inc.	1,606	90,723
General Dynamics Corp.	1,200	89,424
Norfolk Southern Corp.	1,140	85,420
Precision Castparts Corp.	460	75,739
Tyco International Ltd.	1,510	74,639
Lockheed Martin Corp.	920	74,492
Cummins, Inc.	630	65,199
Northrop Grumman Corp.	940	65,189
PACCAR, Inc.	1,180	60,286
Raytheon Co.	1,145	57,078
Waste Management, Inc.	1,525	56,837
Eaton Corp.	1,100	56,595
Ingersoll-Rand plc	1,070	48,589
Parker Hannifin Corp.	520	46,665
CH Robinson Worldwide, Inc.	530	41,785
Rockwell Automation, Inc.	470	40,777
Dover Corp.	596	40,409
Goodrich Corp.	400	38,200
Fluor Corp.	556	35,951
Expeditors International of Washington, Inc.	680	34,809
ITT Corp.	586	34,533
Fastenal Co.	950	34,191
Joy Global, Inc.	340	32,382
Rockwell Collins, Inc.	500	30,845
Republic Services, Inc. — Class A	980	30,233
L-3 Communications Holdings, Inc.	340	29,733
WW Grainger, Inc.	190	29,194
Southwest Airlines Co.	2,550	29,121
Roper Industries, Inc.	310	25,823
Stericycle, Inc.*	280	24,954
First Solar, Inc.*	169	22,354
Iron Mountain, Inc.	650	22,159
Textron, Inc.	890	21,013
Pall Corp.	365	20,524
Flowserve Corp.	180	19,780
Jacobs Engineering Group, Inc.*	410	17,733
Pitney Bowes, Inc.	660	15,173
Quanta Services, Inc.*	700	14,140
Equifax, Inc.	400	13,888
Masco Corp.	1,146	13,786
Cintas Corp.	410	13,542
Avery Dennison Corp.	340	13,134
Robert Half International, Inc.	470	12,704
Dun & Bradstreet Corp.	160	12,086
Snap-On, Inc.	190	11,871
RR Donnelley & Sons Co.	600	11,766
Ryder System, Inc.	170	9,665

Total Industrials		4,343,745

Consumer Discretionary - 6.9%
McDonald’s Corp.	3,340	281,629
Walt Disney Co.	6,090	237,754
Amazon.com, Inc.*	1,150	235,164
Comcast Corp. — Class A	8,920	226,033
Home Depot, Inc.	5,130	185,809
Ford Motor Co.*	12,240	168,790
News Corp. — Class A	7,366	130,378
DIRECTV — Class A*	2,480	126,034
Time Warner, Inc.	3,450	125,476
NIKE, Inc. — Class B	1,220	109,776
Target Corp.	2,220	104,140
Lowe’s Companies, Inc.	4,200	97,902
Viacom, Inc. — Class B	1,890	96,390
Starbucks Corp.	2,416	95,408
Johnson Controls, Inc.	2,186	91,069
Time Warner Cable, Inc. — Class A	1,080	84,283

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 64.8% (continued)
Consumer Discretionary - 6.9% (continued)
Yum! Brands, Inc.	1,500	$82,860
Priceline.com, Inc.*	160	81,909
TJX Companies, Inc.	1,240	65,137
CBS Corp. — Class B	2,160	61,538
Coach, Inc.	950	60,733
Carnival Corp.	1,390	52,306
Bed Bath & Beyond, Inc.*	800	46,696
Kohl’s Corp.	910	45,509
Omnicom Group, Inc.	910	43,826
McGraw-Hill Companies, Inc.	976	40,904
Macy’s, Inc.	1,380	40,351
Stanley Black & Decker, Inc.	539	38,835
Discovery Communications, Inc. — Class A*	900	36,864
Netflix, Inc.*	140	36,777
Staples, Inc.	2,300	36,340
Wynn Resorts Ltd.	250	35,885
Starwood Hotels & Resorts Worldwide, Inc.	630	35,305
Best Buy Company, Inc.	1,040	32,666
Marriott International, Inc. — Class A	920	32,651
Tiffany & Co.	410	32,193
Fortune Brands, Inc.	500	31,885
Limited Brands, Inc.	810	31,144
Harley-Davidson, Inc.	760	31,137
Chipotle Mexican Grill, Inc. — Class A*	100	30,819
Mattel, Inc.	1,120	30,789
Ross Stores, Inc.	380	30,446
VF Corp.	280	30,397
O’Reilly Automotive, Inc.*	440	28,824
Polo Ralph Lauren Corp. — Class A	210	27,848
Genuine Parts Co.	510	27,744
Cablevision Systems Corp. — Class A	740	26,795
Nordstrom, Inc.	540	25,348
CarMax, Inc.*	730	24,141
JC Penney Company, Inc.	690	23,833
AutoZone, Inc.*	80	23,588
The Gap, Inc.	1,260	22,806
Darden Restaurants, Inc.	440	21,894
Family Dollar Stores, Inc.	390	20,498
Whirlpool Corp.	250	20,330
Interpublic Group of Companies, Inc.	1,580	19,750
Hasbro, Inc.	440	19,329
Abercrombie & Fitch Co. — Class A	280	18,738
Wyndham Worldwide Corp.	550	18,507
Expedia, Inc.	636	18,438
International Game Technology	970	17,053
Apollo Group, Inc. — Class A*	390	17,035
H&R Block, Inc.	980	15,719
Newell Rubbermaid, Inc.	940	14,833
Scripps Networks Interactive, Inc. — Class A	290	14,175
Goodyear Tire & Rubber Co.*	790	13,248
GameStop Corp. — Class A*	460	12,268
DeVry, Inc.	200	11,826
Urban Outfitters, Inc.*	400	11,260
Leggett & Platt, Inc.	460	11,215
Gannett Company, Inc.	780	11,170
DR Horton, Inc.	910	10,483
Harman International Industries, Inc.	230	10,481
Sears Holdings Corp.*	140	10,002
Lennar Corp. — Class A	520	9,438
Washington Post Co. — Class B	20	8,379
Pulte Group, Inc.*	1,090	8,349
Big Lots, Inc.*	240	7,956
AutoNation, Inc.*	200	7,322

Total Consumer Discretionary		4,162,560

Consumer Staples - 6.9%
Procter & Gamble Co.	9,000	572,130
Coca-Cola Co.	7,380	496,600
Philip Morris International, Inc.	5,730	382,592
PepsiCo, Inc.	5,100	359,193
Wal-Mart Stores, Inc.	6,160	327,342
Kraft Foods, Inc. — Class A	5,669	199,719
Altria Group, Inc.	6,747	178,188
CVS Caremark Corp.	4,370	164,225
Colgate-Palmolive Co.	1,580	138,108
Walgreen Co.	2,950	125,257
Costco Wholesale Corp.	1,410	114,548
Kimberly-Clark Corp.	1,270	84,531
General Mills, Inc.	2,060	76,673
Archer-Daniels-Midland Co.	2,200	66,330
Sysco Corp.	1,880	58,618
HJ Heinz Co.	1,040	55,411
Lorillard, Inc.	460	50,080
Kroger Co.	1,960	48,608
Kellogg Co.	810	44,809
Mead Johnson Nutrition Co. — Class A	660	44,583
Reynolds American, Inc.	1,090	40,385
Estee Lauder Companies, Inc. — Class A	370	38,920
Avon Products, Inc.	1,390	38,920
Sara Lee Corp.	1,890	35,891
ConAgra Foods, Inc.	1,320	34,069
Coca-Cola Enterprises, Inc.	1,050	30,639
Whole Foods Market, Inc.	480	30,456
Dr Pepper Snapple Group, Inc.	710	29,770
Clorox Co.	430	28,999
JM Smucker Co.	365	27,901
Hershey Co.	490	27,857
Safeway, Inc.	1,140	26,642
Brown-Forman Corp. — Class B	330	24,648
Molson Coors Brewing Co. — Class B	506	22,639
McCormick & Company, Inc.	430	21,315
Campbell Soup Co.	590	20,385
Tyson Foods, Inc. — Class A	970	18,837
Hormel Foods Corp.	450	13,415
Constellation Brands, Inc. — Class A*	580	12,076
Dean Foods Co.*	590	7,239

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 64.8% (continued)
Consumer Staples - 6.9% (continued)
SUPERVALU, Inc.	680	$6,399

Total Consumer Staples		4,124,947

Materials - 2.4%
E. I. du Pont de Nemours & Co.	2,989	161,555
Freeport-McMoRan Copper & Gold, Inc.	3,049	161,292
Dow Chemical Co.	3,793	136,548
Monsanto Co.	1,729	125,422
Praxair, Inc.	977	105,897
Newmont Mining Corp.	1,587	85,650
Air Products & Chemicals, Inc.	680	64,994
Alcoa, Inc.	3,430	54,400
PPG Industries, Inc.	510	46,303
Cliffs Natural Resources, Inc.	470	43,452
Ecolab, Inc.	750	42,285
International Paper Co.	1,410	42,046
Nucor Corp.	1,016	41,880
CF Industries Holdings, Inc.	230	32,584
Sigma-Aldrich Corp.	390	28,618
Eastman Chemical Co.	230	23,476
Sherwin-Williams Co.	279	23,400
Allegheny Technologies, Inc.	340	21,580
United States Steel Corp.	459	21,132
Ball Corp.	540	20,768
FMC Corp.	230	19,785
MeadWestvaco Corp.	554	18,454
International Flavors & Fragrances, Inc.	260	16,702
Vulcan Materials Co.	420	16,183
Airgas, Inc.	230	16,109
Owens-Illinois, Inc.*	530	13,679
Sealed Air Corp.	520	12,371
Bemis Company, Inc.	340	11,485
AK Steel Holding Corp.	360	5,674
Titanium Metals Corp.	290	5,313

Total Materials		1,419,037

Utilities - 2.2%
Southern Co.	2,740	110,641
Exelon Corp.	2,140	91,678
Dominion Resources, Inc.	1,860	89,782
Duke Energy Corp.	4,294	80,856
NextEra Energy, Inc.	1,360	78,146
FirstEnergy Corp.	1,350	59,603
American Electric Power Company, Inc.	1,545	58,216
PG&E Corp.	1,280	53,798
Public Service Enterprise Group, Inc.	1,630	53,203
PPL Corp.	1,856	51,652
Consolidated Edison, Inc.	940	50,046
Progress Energy, Inc.	950	45,609
Sempra Energy	770	40,718
Edison International	1,050	40,688
Entergy Corp.	565	38,578
Xcel Energy, Inc.	1,556	37,811
DTE Energy Co.	550	27,511
AES Corp.*	2,120	27,009
CenterPoint Energy, Inc.	1,369	26,490
Oneok, Inc.	350	25,903
Constellation Energy Group, Inc.	650	24,674
Wisconsin Energy Corp.	750	23,512
Ameren Corp.	780	22,495
Northeast Utilities	570	20,047
NRG Energy, Inc.*	780	19,172
NiSource, Inc.	900	18,225
CMS Energy Corp.	810	15,949
Pinnacle West Capital Corp.	350	15,603
SCANA Corp.	370	14,567
Pepco Holdings, Inc.	730	14,330
TECO Energy, Inc.	690	13,034
Integrys Energy Group, Inc.	250	12,960
Nicor, Inc.	150	8,211

Total Utilities		1,310,717

Telecommunication Services - 2.0%
AT&T, Inc.	19,086	599,491
Verizon Communications, Inc.	9,120	339,538
CenturyLink, Inc.	1,940	78,434
American Tower Corp. — Class A*	1,280	66,944
Sprint Nextel Corp.*	9,640	51,959
Frontier Communications Corp.	3,210	25,905
Windstream Corp.	1,635	21,190
MetroPCS Communications, Inc.*	860	14,801

Total Telecommunication Services		1,198,262

Total Common Stocks (Cost $21,815,415)		38,740,118

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 31.4%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$7,954,487	$7,954,487
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	7,926,085	7,926,085
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	2,439,210	2,439,210
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	490,345	490,345

Total Repurchase Agreements (Cost $18,810,127)		18,810,127

Total Investments - 96.2% (Cost $40,625,542)		$57,550,245

Other Assets Less Liabilities - 3.8%		2,264,326

Total Net Assets - 100.0%		$59,814,571

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $8,746,413)	133	$257,099

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 S&P 500 Index Swap, Terminating 07/27/11 [3] (Notional Value $15,071,926)	11,413	$467,648
Morgan Stanley Capital Services, Inc. July 2011 S&P 500 Index Swap, Terminating 07/26/11 [3] (Notional Value $7,980,279)	6,043	287,807
Credit Suisse Capital, LLC July 2011 S&P 500 Index Swap, Terminating 07/29/11 [3] (Notional Value $19,283,073)	14,601	192,349

(Total Notional Value $42,335,278)		$947,804

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 104.2%
Real Estate Investment Trusts (REITs) - 97.5%
Specialized REIT’s - 24.3%
Public Storage	4,983	$568,112
HCP, Inc.	12,124	444,829
Host Hotels & Resorts, Inc.	24,339	412,546
Health Care REIT, Inc.	7,167	375,766
Ventas, Inc.	6,781	357,426
Plum Creek Timber Company, Inc.	7,377	299,064
Rayonier, Inc.	4,469	292,049
Nationwide Health Properties, Inc.	6,757	279,807
Senior Housing Properties Trust	9,460	221,459
Hospitality Properties Trust	9,072	219,996
Entertainment Properties Trust	3,966	185,212
Extra Space Storage, Inc.	8,309	177,231
LaSalle Hotel Properties	6,646	175,056
Omega Healthcare Investors, Inc.	8,073	169,614
DiamondRock Hospitality Co.	15,329	164,480
Medical Properties Trust, Inc.	12,333	141,829
Healthcare Realty Trust, Inc.	6,783	139,933
Strategic Hotels & Resorts, Inc.*	19,750	139,830
Potlatch Corp.	3,925	138,435
U-Store-It Trust	12,155	127,871
Sunstone Hotel Investors, Inc.*	13,416	124,366
Hersha Hospitality Trust — Class A	20,684	115,210
Sovran Self Storage, Inc.	2,485	101,885

Total Specialized REIT’s		5,372,006

Retail REIT’s - 21.0%
Simon Property Group, Inc.	6,542	760,377
General Growth Properties, Inc.	30,712	512,583
Kimco Realty Corp.	18,728	349,090
Macerich Co.	6,380	341,330
Federal Realty Investment Trust	3,375	287,483
Realty Income Corp.	7,261	243,171
Developers Diversified Realty Corp.	16,960	239,136
Taubman Centers, Inc.	4,031	238,635
Regency Centers Corp.	5,379	236,515
Weingarten Realty Investors	8,597	216,301
CBL & Associates Properties, Inc.	11,240	203,781
Tanger Factory Outlet Centers	6,904	184,820
Equity One, Inc.	9,505	177,173
National Retail Properties, Inc.	7,164	175,590
Glimcher Realty Trust	13,224	125,628
Pennsylvania Real Estate Investment Trust	7,969	125,113
Getty Realty Corp.	4,680	118,076
Acadia Realty Trust	5,655	114,966

Total Retail REIT’s		4,649,768

Office REIT’s - 15.8%
Boston Properties, Inc.	4,755	504,791
SL Green Realty Corp.	4,084	338,441
Digital Realty Trust, Inc.	4,937	305,008
Alexandria Real Estate Equities, Inc.	3,308	256,105
Duke Realty Corp.	16,889	236,615
Piedmont Office Realty Trust, Inc. — Class A	11,420	232,854
Mack-Cali Realty Corp.	6,393	210,586
Douglas Emmett, Inc.	10,239	203,654
BioMed Realty Trust, Inc.	10,365	199,423
Highwoods Properties, Inc.	5,680	188,178
Kilroy Realty Corp.	4,625	182,641
CommonWealth REIT	6,899	178,270
Corporate Office Properties Trust	5,446	169,425
Brandywine Realty Trust	13,207	153,069
Lexington Realty Trust	15,486	141,387

Total Office REIT’s		3,500,447

Residential REIT’s - 14.5%
Equity Residential	8,807	528,420
AvalonBay Communities, Inc.	3,257	418,199
Camden Property Trust	4,248	270,258
Essex Property Trust, Inc.	1,948	263,545
UDR, Inc.	10,656	261,605
BRE Properties, Inc.	4,565	227,702
Apartment Investment & Management Co. — Class A	8,402	214,503
American Campus Communities, Inc.	5,665	201,221
Mid-America Apartment Communities, Inc.	2,927	197,485
Home Properties, Inc.	3,155	192,076
Equity Lifestyle Properties, Inc.	2,863	178,766
Post Properties, Inc.	4,344	177,061
Associated Estates Realty Corp.	4,385	71,256

Total Residential REIT’s		3,202,097

Mortgage REIT’s - 8.4%
Annaly Capital Management, Inc.	25,611	462,022
MFA Financial, Inc.	25,254	203,042
American Capital Agency Corp.	6,611	192,446
Hatteras Financial Corp.	5,470	154,418
Starwood Property Trust, Inc.	6,910	141,724
Redwood Trust, Inc.	8,608	130,153
Cypress Sharpridge Investments, Inc.	9,660	123,745
Anworth Mortgage Asset Corp.	15,948	119,769
Capstead Mortgage Corp.	8,920	119,528
Invesco Mortgage Capital, Inc.	5,544	117,145
iStar Financial, Inc.*	12,460	101,051

Total Mortgage REIT’s		1,865,043

Diversified REIT’s - 6.2%
Vornado Realty Trust	5,624	524,044
Liberty Property Trust	7,312	238,225
Washington Real Estate Investment Trust	5,741	186,697
Colonial Properties Trust	8,159	166,444
PS Business Parks, Inc.	2,580	142,158
Cousins Properties, Inc.	14,246	121,661

Total Diversified REIT’s		1,379,229

Industrial REIT’s - 5.6%
ProLogis, Inc.	19,692	705,761
DuPont Fabros Technology, Inc.	6,092	153,519
DCT Industrial Trust, Inc.	26,853	140,441
First Industrial Realty Trust, Inc.*	11,227	128,549
EastGroup Properties, Inc.	2,822	119,963

Total Industrial REIT’s		1,248,233

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 104.2% (continued)
Real Estate Investment Trusts (REITs) - 97.5% (continued)
Forest Products - 1.7%
Weyerhaeuser Co.	17,453	$381,523

Total Real Estate Investment Trusts (REITs)		21,598,346

Real Estate Management & Development - 6.7%
Real Estate Services - 2.6%
CB Richard Ellis Group, Inc. — Class A*	13,382	336,022
Jones Lang LaSalle, Inc.	2,528	238,391

Total Real Estate Services		574,413

Real Estate Operating Companies - 1.8%
Brookfield Office Properties, Inc.	21,311	410,876

Real Estate Management & Development - 1.0%
Forest City Enterprises, Inc. — Class A*	11,432	213,436

Diversified Real Estate Activities - 0.7%
St. Joe Co.*	7,285	151,819

Real Estate Development - 0.6%
Howard Hughes Corp.*	1,905	123,901

Total Real Estate Management & Development		1,474,445

Total Common Stocks (Cost $15,011,696)		23,072,791

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.3%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$54,949	$54,949

Total Repurchase Agreement (Cost $54,949)		54,949

Total Investments - 104.5% (Cost $15,066,645)		$23,127,740

Liabilities & Other Assets - (4.5)%		(988,131)

Total Net Assets - 100.0%		$22,139,609

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 3.

REIT	Real Estate Investment Trust

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 11.1%
Financials - 2.3%
MFA Financial, Inc.	770	$6,191
CBL & Associates Properties, Inc.	324	5,874
BioMed Realty Trust, Inc.	280	5,387
American Campus Communities, Inc.	151	5,364
SVB Financial Group*	89	5,314
Highwoods Properties, Inc.	160	5,301
Signature Bank*	90	5,148
Mid-America Apartment Communities, Inc.	76	5,128
Kilroy Realty Corp.	128	5,055
Hancock Holding Co.	160	4,957
ProAssurance Corp.*	70	4,900
LaSalle Hotel Properties	180	4,741
Home Properties, Inc.	77	4,688
Entertainment Properties Trust	99	4,623
Omega Healthcare Investors, Inc.	220	4,622
Tanger Factory Outlet Centers	170	4,551
Washington Real Estate Investment Trust	139	4,520
Hatteras Financial Corp.	160	4,517
Post Properties, Inc.	110	4,484
Alterra Capital Holdings Ltd.	200	4,460
National Retail Properties, Inc.	180	4,412
Prosperity Bancshares, Inc.	100	4,382
Apollo Investment Corp.	420	4,288
Stifel Financial Corp.*	119	4,267
Extra Space Storage, Inc.	200	4,266
Starwood Property Trust, Inc.	200	4,102
DiamondRock Hospitality Co.	360	3,863
FirstMerit Corp.	230	3,797
CNO Financial Group, Inc.*	480	3,797
Colonial Properties Trust	180	3,672
First American Financial Corp.	230	3,600
Ezcorp, Inc. — Class A*	99	3,522
Cash America International, Inc.	60	3,472
Iberiabank Corp.	60	3,458
DuPont Fabros Technology, Inc.	135	3,402
Portfolio Recovery Associates, Inc.*	40	3,392
Invesco Mortgage Capital, Inc.	160	3,381
Healthcare Realty Trust, Inc.	160	3,301
Trustmark Corp.	140	3,277
Webster Financial Corp.	150	3,153
Potlatch Corp.	89	3,139
Equity Lifestyle Properties, Inc.	50	3,122
Westamerica Bancorporation	60	2,955
UMB Financial Corp.	70	2,932
Delphi Financial Group, Inc. — Class A	100	2,921
Northwest Bancshares, Inc.	230	2,893
Umpqua Holdings Corp.	250	2,892
FNB Corp.	274	2,836
Cathay General Bancorp	170	2,786
DCT Industrial Trust, Inc.	530	2,772
First Cash Financial Services, Inc.*	66	2,771
Medical Properties Trust, Inc.	240	2,760
MF Global Holdings Ltd.*	347	2,686
Strategic Hotels & Resorts, Inc.*	376	2,662
Platinum Underwriters Holdings Ltd.	79	2,626
Wintrust Financial Corp.	80	2,574
Redwood Trust, Inc.	170	2,570
EastGroup Properties, Inc.	59	2,508
RLI Corp.	40	2,477
PHH Corp.*	120	2,462
Sovran Self Storage, Inc.	60	2,460
Astoria Financial Corp.	190	2,430
Knight Capital Group, Inc. — Class A*	220	2,424
MGIC Investment Corp.*	400	2,380
Lexington Realty Trust	260	2,374
Montpelier Re Holdings Ltd.	130	2,340
Sunstone Hotel Investors, Inc.*	250	2,318
MB Financial, Inc.	120	2,309
First Financial Bankshares, Inc.	67	2,308
Cypress Sharpridge Investments, Inc.	178	2,280
Capstead Mortgage Corp.	170	2,278
Susquehanna Bancshares, Inc.	280	2,240
BancorpSouth, Inc.	180	2,234
National Health Investors, Inc.	50	2,221
U-Store-It Trust	210	2,209
United Bankshares, Inc.	90	2,203
Equity One, Inc.	118	2,200
Pebblebrook Hotel Trust	108	2,181
First Financial Bancorp	130	2,170
Old National Bancorp	200	2,160
National Penn Bancshares, Inc.	270	2,141
Prospect Capital Corp.	210	2,123
PS Business Parks, Inc.	38	2,094
Financial Engines, Inc.*	80	2,074
Texas Capital Bancshares, Inc.*	80	2,066
Sun Communities, Inc.	55	2,052
Two Harbors Investment Corp.	190	2,042
Ocwen Financial Corp.*	160	2,042
Anworth Mortgage Asset Corp.	270	2,028
Glacier Bancorp, Inc.	150	2,022
Symetra Financial Corp.	150	2,014
Solar Capital Ltd.	81	2,000
Glimcher Realty Trust	210	1,995
Community Bank System, Inc.	80	1,983
World Acceptance Corp.*	30	1,967
First Midwest Bancorp, Inc.	160	1,966
Dollar Financial Corp.*	90	1,948
LTC Properties, Inc.	70	1,947
Franklin Street Properties Corp.	150	1,937
First Industrial Realty Trust, Inc.*	168	1,924
Selective Insurance Group, Inc.	118	1,920
Tower Group, Inc.	80	1,906
Government Properties Income Trust	70	1,891
Provident Financial Services, Inc.	130	1,862
Pennsylvania Real Estate Investment Trust	118	1,853
International Bancshares Corp.	110	1,840
Acadia Realty Trust	90	1,830
Sterling Bancshares, Inc.	220	1,795
PrivateBancorp, Inc. — Class A	130	1,794
CVB Financial Corp.	190	1,757

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Argo Group International Holdings Ltd.	58	$1,724
Park National Corp.	26	1,712
Cousins Properties, Inc.	200	1,708
Hersha Hospitality Trust — Class A	300	1,671
First Potomac Realty Trust	109	1,669
American Equity Investment Life Holding Co.	130	1,652
Infinity Property & Casualty Corp.	30	1,640
Fifth Street Finance Corp.	140	1,624
iStar Financial, Inc.*	200	1,622
Getty Realty Corp.	63	1,589
Greenlight Capital Re Ltd. — Class A*	60	1,577
American Assets Trust, Inc.	70	1,572
Bank of the Ozarks, Inc.	30	1,562
NBT Bancorp, Inc.	70	1,549
Primerica, Inc.	70	1,538
Oritani Financial Corp.	120	1,535
MarketAxess Holdings, Inc.	60	1,504
optionsXpress Holdings, Inc.	90	1,501
KBW, Inc.	80	1,496
Investors Real Estate Trust	170	1,472
Compass Diversified Holdings	89	1,468
Inland Real Estate Corp.	166	1,466
Associated Estates Realty Corp.	90	1,463
Pico Holdings, Inc.*	50	1,450
PacWest Bancorp	70	1,440
BlackRock Kelso Capital Corp.	160	1,435
FelCor Lodging Trust, Inc.*	269	1,434
Investors Bancorp, Inc.*	100	1,420
Navigators Group, Inc.*	30	1,410
Horace Mann Educators Corp.	90	1,405
Columbia Banking System, Inc.	80	1,378
Education Realty Trust, Inc.	160	1,371
Evercore Partners, Inc. — Class A	41	1,366
Employers Holdings, Inc.	80	1,342
Walter Investment Management Corp.	60	1,331
Cohen & Steers, Inc.	40	1,326
Nelnet, Inc. — Class A	60	1,324
CreXus Investment Corp.	119	1,322
First Commonwealth Financial Corp.	230	1,320
Forestar Group, Inc.*	80	1,314
Colony Financial, Inc.	72	1,301
Oriental Financial Group, Inc.	100	1,289
Independent Bank Corp.	49	1,286
Chesapeake Lodging Trust	75	1,280
BGC Partners, Inc. — Class A	165	1,275
Investment Technology Group, Inc.*	90	1,262
Ashford Hospitality Trust, Inc.	100	1,245
Radian Group, Inc.	290	1,227
Brookline Bancorp, Inc.	130	1,205
S&T Bancorp, Inc.	64	1,190
Universal Health Realty Income Trust	29	1,159
State Bank Financial Corp.*	70	1,146
Home Bancshares, Inc.	48	1,135
Chemical Financial Corp.	60	1,126
Amtrust Financial Services, Inc.	48	1,093
Safety Insurance Group, Inc.	26	1,093
Boston Private Financial Holdings, Inc.	166	1,092
Meadowbrook Insurance Group, Inc.	110	1,090
Pinnacle Financial Partners, Inc.*	70	1,089
PennantPark Investment Corp.	96	1,076
Western Alliance Bancorporation*	150	1,065
Dime Community Bancshares, Inc.	72	1,047
RLJ Lodging Trust	60	1,042
Banco Latinoamericano de Comercio Exterior S.A.	60	1,039
National Financial Partners Corp.*	90	1,039
ViewPoint Financial Group	75	1,035
MCG Capital Corp.	170	1,034
Simmons First National Corp. — Class A	40	1,026
Tejon Ranch Co.*	30	1,023
Maiden Holdings Ltd.	110	1,001
PennyMac Mortgage Investment Trust	60	994
City Holding Co.	30	991
Ramco-Gershenson Properties Trust	80	990
WesBanco, Inc.	50	983
Retail Opportunity Investments Corp.	90	968
Newcastle Investment Corp.	167	965
FBL Financial Group, Inc. — Class A	30	964
Sterling Financial Corp.*	60	964
Hercules Technology Growth Capital, Inc.	90	947
Harleysville Group, Inc.	30	935
Resource Capital Corp.	146	923
Capital Southwest Corp.	10	923
Encore Capital Group, Inc.*	30	922
Duff & Phelps Corp. — Class A	71	911
Flushing Financial Corp.	70	910
Campus Crest Communities, Inc.	70	906
Urstadt Biddle Properties, Inc. — Class A	50	906
HFF, Inc. — Class A*	60	905
AMERISAFE, Inc.*	40	905
Flagstone Reinsurance Holdings S.A.	107	902
Sandy Spring Bancorp, Inc.	50	900
Berkshire Hills Bancorp, Inc.	40	896
Dynex Capital, Inc.	91	881
First Busey Corp.	166	878
United Fire & Casualty Co.	50	868
Piper Jaffray Cos.*	30	864
NorthStar Realty Finance Corp.	210	846
Credit Acceptance Corp.*	10	845
Sabra Healthcare REIT, Inc.	50	836
Trustco Bank Corp.	170	833
Advance America Cash Advance Centers, Inc.	120	827
Artio Global Investors, Inc. — Class A	72	814
ARMOUR Residential REIT, Inc.	110	809
Community Trust Bancorp, Inc.	29	804
Parkway Properties, Inc.	47	802
Hilltop Holdings, Inc.*	89	787
Tompkins Financial Corp.	20	785

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Hudson Pacific Properties, Inc.	50	$776
SCBT Financial Corp.	27	774
Southside Bancshares, Inc.	39	774
Saul Centers, Inc.	19	748
Triangle Capital Corp.	40	738
CapLease, Inc.	150	736
Enstar Group Ltd.*	7	731
Renasant Corp.	50	725
Main Street Capital Corp.	38	720
FPIC Insurance Group, Inc.*	17	709
Banner Corp.	40	700
SY Bancorp, Inc.	30	698
Monmouth Real Estate Investment Corp. — Class A	82	693
GFI Group, Inc.	150	688
Summit Hotel Properties, Inc.	60	681
Safeguard Scientifics, Inc.*	36	680
OneBeacon Insurance Group, Ltd. — Class A	50	670
TowneBank	50	669
Provident New York Bancorp	80	669
Winthrop Realty Trust	56	669
eHealth, Inc.*	50	668
Lakeland Financial Corp.	30	668
Sterling Bancorp — Class N	70	664
TICC Capital Corp.	69	662
MVC Capital, Inc.	50	661
Cardinal Financial Corp.	60	657
Camden National Corp.	20	656
Coresite Realty Corp.	40	656
First Financial Corp.	20	655
Nara Bancorp, Inc.*	80	650
Rockville Financial, Inc.	65	644
Global Indemnity plc — Class A*	29	643
Washington Trust Bancorp, Inc.	28	643
NewStar Financial, Inc.*	60	641
West Coast Bancorp*	38	637
International. FCStone, Inc.*	26	629
Bancorp, Inc.*	60	627
Univest Corporation of Pennsylvania	40	625
1st Source Corp.	30	622
Territorial Bancorp, Inc.	30	622
Cogdell Spencer, Inc.	103	617
Phoenix Companies, Inc.*	250	615
Apollo Commercial Real Estate Finance, Inc.	38	613
Virtus Investment Partners, Inc.*	10	607
StellarOne Corp.	50	605
Cedar Shopping Centers, Inc.	117	603
Netspend Holdings, Inc.*	60	600
Kite Realty Group Trust	120	598
Calamos Asset Management, Inc. — Class A	40	581
Hudson Valley Holding Corp.	30	579
Beneficial Mutual Bancorp, Inc.*	70	575
Diamond Hill Investment Group, Inc.	7	569
Oppenheimer Holdings, Inc. — Class A	20	564
Kennedy-Wilson Holdings, Inc.	46	564
Northfield Bancorp, Inc.	40	562
Tower Bancorp, Inc.	20	548
Citizens, Inc.*	80	546
Epoch Holding Corp.	30	536
Eagle Bancorp, Inc.*	40	532
Cowen Group, Inc. — Class A*	141	530
Doral Financial Corp.*	270	529
First Merchants Corp.	59	527
RAIT Financial Trust	249	523
Presidential Life Corp.	50	522
Center Financial Corp.*	80	508
Flagstar Bancorp, Inc.*	424	505
German American Bancorp, Inc.	30	497
Financial Institutions, Inc.	30	493
Arrow Financial Corp.	20	489
Westfield Financial, Inc.	60	487
Union First Market Bankshares Corp.	40	487
Lakeland Bancorp, Inc.	48	479
First of Long Island Corp.	17	474
Orrstown Financial Services, Inc.	18	474
Baldwin & Lyons, Inc. — Class B	20	463
GAMCO Investors, Inc. — Class A	10	463
United Financial Bancorp, Inc.	30	463
Gladstone Capital Corp.	50	462
CoBiz Financial, Inc.	70	458
Bancorp Rhode Island, Inc.	10	453
State Auto Financial Corp.	26	453
Citizens & Northern Corp.	30	452
Farmer Mac	20	442
Trico Bancshares	30	438
Heartland Financial USA, Inc.	30	436
Crawford & Co. — Class B	61	431
BankFinancial Corp.	50	423
Central Pacific Financial Corp.*	30	420
Chatham Lodging Trust	26	419
Abington Bancorp, Inc.	40	417
Ameris Bancorp	47	417
CNB Financial Corp.	30	417
United Community Banks, Inc.*	39	416
Centerstate Banks, Inc.	60	415
Imperial Holdings, Inc.*	40	406
First Community Bancshares, Inc.	29	406
Enterprise Financial Services Corp.	30	406
Bryn Mawr Bank Corp.	20	405
Stewart Information Services Corp.	40	401
State Bancorp, Inc.	30	400
Republic Bancorp, Inc. — Class A	20	398
First Interstate Bancsystem, Inc. — Class A	27	398
Excel Trust, Inc.	36	397
FXCM, Inc. — Class A	40	397
WSFS Financial Corp.	10	396
SeaBright Holdings, Inc.	40	396
Home Federal Bancorp, Inc.	36	396
Fox Chase Bancorp, Inc.	29	393
Southwest Bancorp, Inc.	40	392
OmniAmerican Bancorp, Inc.*	26	389
OceanFirst Financial Corp.	30	388
ESB Financial Corp.	30	388
Bancfirst Corp.	10	386
NGP Capital Resources Co.	47	385
American Safety Insurance Holdings Ltd.*	20	383

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Westwood Holdings Group, Inc.	10	$381
FBR & Co.*	110	374
1st United Bancorp, Inc.*	60	373
STAG Industrial, Inc.	30	367
Bank Mutual Corp.	100	367
Ames National Corp.	20	363
Franklin Financial Corp.*	30	362
SWS Group, Inc.	60	359
Harris & Harris Group, Inc.*	70	359
Solar Senior Capital Ltd.	20	359
Agree Realty Corp.	16	357
Gladstone Investment Corp.	50	357
Washington Banking Co.	27	357
Pacific Continental Corp.	39	357
PMI Group, Inc.*	332	355
Hanmi Financial Corp.*	330	353
Wilshire Bancorp, Inc.	120	353
Mission West Properties, Inc.	40	351
First Financial Holdings, Inc.	39	350
Heritage Financial Corp.	27	349
Gleacher & Company, Inc.*	170	347
Penns Woods Bancorp, Inc.	10	344
Sierra Bancorp	30	340
MainSource Financial Group, Inc.	40	332
Kohlberg Capital Corp.	40	318
Pacific Capital Bancorp North America*	10	318
Edelman Financial Group, Inc.	40	316
MPG Office Trust, Inc.*	110	315
Arlington Asset Investment Corp. — Class A	10	314
Center Bancorp, Inc.	30	313
Ladenburg Thalmann Financial Services, Inc.*	226	312
Kansas City Life Insurance Co.	10	312
One Liberty Properties, Inc.	20	309
Alliance Financial Corp.	10	305
Great Southern Bancorp, Inc.	16	303
Park Sterling Corp.*	60	298
First Pactrust Bancorp, Inc.	20	297
First Bancorp	29	297
Metro Bancorp, Inc.*	26	297
First Defiance Financial Corp.	20	294
Sun Bancorp, Inc.*	80	292
Virginia Commerce Bancorp, Inc.*	49	290
Consolidated-Tomoka Land Co.	10	286
First Bancorp, Inc.	19	282
Suffolk Bancorp	20	279
Gladstone Commercial Corp.	16	277
Meridian Interstate Bancorp, Inc.*	20	274
Avatar Holdings, Inc.*	18	274
Medallion Financial Corp.	28	273
Terreno Realty Corp.	16	272
Walker & Dunlop, Inc.*	20	266
Primus Guaranty Ltd.*	50	263
THL Credit, Inc.	20	260
Donegal Group, Inc. — Class A	20	256
Whitestone REIT — Class B	20	254
New Mountain Finance Corp.*	20	254
National Bankshares, Inc.	10	250
ESSA Bancorp, Inc.	20	248
BofI Holding, Inc.*	17	245
Merchants Bancshares, Inc.	10	245
Encore Bancshares, Inc.*	20	240
Seacoast Banking Corporation of Florida*	160	240
Golub Capital BDC, Inc.	16	239
West Bancorporation, Inc.	27	238
Nicholas Financial, Inc.*	20	238
Kearny Financial Corp.	26	237
Medley Capital Corp.	20	235
Midsouth Bancorp, Inc.	17	232
National Interstate Corp.	10	229
Peoples Bancorp, Inc.	20	225
Bank of Kentucky Financial Corp.	10	223
Bridge Capital Holdings*	20	222
Clifton Savings Bancorp, Inc.	20	221
UMH Properties, Inc.	20	214
Hallmark Financial Services*	27	212
First Marblehead Corp.*	120	212
Bank of Marin Bancorp	6	212
JMP Group, Inc.	30	211
Roma Financial Corp.	20	210
Independence Holding Co.	20	209
CIFC Deerfield Corp.*	30	205
Capital City Bank Group, Inc.	20	205
Heritage Commerce Corp.*	40	204
Marlin Business Services Corp.*	16	202
Cape Bancorp, Inc.*	20	200
Hampton Roads Bankshares, Inc.*	20	198
Bridge Bancorp, Inc.	9	192
Universal Insurance Holdings, Inc.	37	173
Taylor Capital Group, Inc.*	20	163
Century Bancorp, Inc. — Class A	6	159
EMC Insurance Group, Inc.	8	153
Enterprise Bancorp, Inc.	10	151
Gain Capital Holdings, Inc.*	20	136
Pzena Investment Management, Inc. — Class A	20	114
Capital Bank Corp.*	30	105
Cascade Bancorp*	10	101
Charter Financial Corp.	10	99
Fortegra Financial Corp.*	10	78

Total Financials		550,247

Information Technology - 2.0%
Netlogic Microsystems, Inc.*	146	5,901
Parametric Technology Corp.*	256	5,870
Jack Henry & Associates, Inc.	190	5,702
ADTRAN, Inc.	138	5,342
Aruba Networks, Inc.*	180	5,319
SuccessFactors, Inc.*	174	5,116
QLIK Technologies, Inc.*	150	5,109
Concur Technologies, Inc.*	96	4,807
Hittite Microwave Corp.*	71	4,396
Cavium, Inc.*	98	4,272
Veeco Instruments, Inc.*	88	4,260
Omnivision Technologies, Inc.*	120	4,177
Wright Express Corp.*	80	4,166
OpenTable, Inc.*	50	4,156
SAVVIS, Inc.*	105	4,151
InterDigital, Inc.	100	4,085
Anixter International, Inc.	60	3,920
CommVault Systems, Inc.*	88	3,912
Lawson Software, Inc.*	348	3,905
Semtech Corp.*	140	3,828
Microsemi Corp.*	186	3,813
CACI International, Inc. — Class A*	60	3,785

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Plantronics, Inc.	100	$3,653
RF Micro Devices, Inc.*	590	3,611
TriQuint Semiconductor, Inc.*	350	3,567
Netgear, Inc.*	80	3,498
Cymer, Inc.*	70	3,466
Viasat, Inc.*	80	3,462
Sapient Corp.*	230	3,457
Blackboard, Inc.*	79	3,428
Finisar Corp.*	190	3,426
Progress Software Corp.*	140	3,378
Taleo Corp. — Class A*	90	3,333
MAXIMUS, Inc.	40	3,309
Ultimate Software Group, Inc.*	60	3,266
MicroStrategy, Inc. — Class A*	20	3,254
Cognex Corp.	89	3,153
Convergys Corp.*	230	3,137
Arris Group, Inc.*	270	3,135
Aspen Technology, Inc.*	180	3,092
SRA International, Inc. — Class A*	100	3,092
Rambus, Inc.*	210	3,083
SolarWinds, Inc.*	116	3,032
FEI Co.*	79	3,017
Ancestry.com, Inc.*	72	2,980
Quest Software, Inc.*	130	2,955
Littelfuse, Inc.	50	2,936
Entegris, Inc.*	290	2,935
Digital River, Inc.*	90	2,894
MKS Instruments, Inc.	109	2,880
ValueClick, Inc.*	170	2,822
Plexus Corp.*	80	2,785
JDA Software Group, Inc.*	90	2,780
Blackbaud, Inc.	100	2,772
Coherent, Inc.*	50	2,763
j2 Global Communications, Inc.*	97	2,738
Fair Isaac Corp.	90	2,718
VirnetX Holding Corp.*	93	2,691
Mentor Graphics Corp.*	210	2,690
Universal Display Corp.*	76	2,667
TiVo, Inc.*	258	2,655
Integrated Device Technology, Inc.*	320	2,515
Take-Two Interactive Software, Inc.*	160	2,445
ACI Worldwide, Inc.*	70	2,364
Websense, Inc.*	90	2,337
Unisys Corp.*	90	2,313
Power Integrations, Inc.	60	2,306
Acxiom Corp.*	173	2,268
Cirrus Logic, Inc.*	140	2,226
Spansion, Inc. — Class A*	114	2,197
NetSuite, Inc.*	56	2,195
Cardtronics, Inc.*	92	2,157
Benchmark Electronics, Inc.*	130	2,145
Cabot Microelectronics Corp.*	46	2,138
Scansource, Inc.*	57	2,136
Diodes, Inc.*	80	2,088
DealerTrack Holdings, Inc.*	90	2,065
Synchronoss Technologies, Inc.*	65	2,062
Rofin-Sinar Technologies, Inc.*	60	2,049
Mantech International Corp. — Class A	46	2,043
DG FastChannel, Inc.*	63	2,019
Advent Software, Inc.*	70	1,972
Blue Coat Systems, Inc.*	90	1,967
Radiant Systems, Inc.*	94	1,965
NIC, Inc.	145	1,952
BroadSoft, Inc.*	50	1,906
Tessera Technologies, Inc.*	110	1,885
L-1 Identity Solutions, Inc.*	160	1,880
RealD, Inc.*	80	1,871
Pegasystems, Inc.	40	1,862
RealPage, Inc.*	70	1,853
Verint Systems, Inc.*	50	1,852
Earthlink, Inc.	240	1,847
Synaptics, Inc.*	70	1,802
Tyler Technologies, Inc.*	67	1,794
Harmonic, Inc.*	248	1,793
Sourcefire, Inc.*	60	1,783
Syntel, Inc.	30	1,774
Insight Enterprises, Inc.*	100	1,771
TTM Technologies, Inc.*	110	1,762
Sanmina-SCI Corp.*	170	1,756
Bottomline Technologies, Inc.*	70	1,730
Manhattan Associates, Inc.*	50	1,722
comScore, Inc.*	66	1,709
FARO Technologies, Inc.*	39	1,708
Electronics for Imaging, Inc.*	99	1,705
LogMeIn, Inc.*	44	1,697
Euronet Worldwide, Inc.*	110	1,695
Stratasys, Inc.*	50	1,685
Comtech Telecommunications Corp.	60	1,682
Netscout Systems, Inc.*	80	1,671
Kulicke & Soffa Industries, Inc.*	150	1,671
Calix, Inc.*	80	1,666
Heartland Payment Systems, Inc.	80	1,648
Emulex Corp.*	190	1,634
Lattice Semiconductor Corp.*	250	1,630
Entropic Communications, Inc.*	182	1,618
Checkpoint Systems, Inc.*	90	1,609
SYNNEX Corp.*	50	1,585
Quantum Corp.*	480	1,584
DTS, Inc.*	39	1,581
OSI Systems, Inc.*	36	1,548
Infinera Corp.*	222	1,534
STEC, Inc.*	90	1,531
RightNow Technologies, Inc.*	47	1,523
Brooks Automation, Inc.*	140	1,520
Ultratech, Inc.*	50	1,519
LivePerson, Inc.*	106	1,499
Constant Contact, Inc.*	58	1,472
Sonus Networks, Inc.*	450	1,458
Newport Corp.*	80	1,454
Kenexa Corp.*	60	1,439
Ceva, Inc.*	47	1,432
ATMI, Inc.*	70	1,430
Amkor Technology, Inc.*	230	1,419
Advanced Energy Industries, Inc.*	95	1,405
Intermec, Inc.*	126	1,391
Loral Space & Communications, Inc.*	20	1,389
Rogers Corp.*	30	1,386
Dice Holdings, Inc.*	100	1,352
Standard Microsystems Corp.*	50	1,349
Ebix, Inc.*	70	1,333
CSG Systems International, Inc.*	70	1,294

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Kemet Corp.*	90	$1,286
MTS Systems Corp.	30	1,255
Black Box Corp.	40	1,251
SMART Modular Technologies WWH, Inc.*	136	1,246
Applied Micro Circuits Corp.*	140	1,240
Volterra Semiconductor Corp.*	50	1,233
Opnet Technologies, Inc.	30	1,228
Vocus, Inc.*	40	1,224
Hypercom Corp.*	124	1,219
Brightpoint, Inc.*	150	1,216
Power-One, Inc.*	150	1,215
IntraLinks Holdings, Inc.*	70	1,210
Silicon Graphics International Corp.*	70	1,204
iGate Corp.	73	1,191
Tekelec*	130	1,187
Micrel, Inc.	110	1,164
United Online, Inc.	190	1,146
Monotype Imaging Holdings, Inc.*	80	1,130
Avid Technology, Inc.*	60	1,130
Mercury Computer Systems, Inc.*	60	1,121
Park Electrochemical Corp.	40	1,118
Silicon Image, Inc.*	170	1,098
Magma Design Automation, Inc.*	137	1,095
Powerwave Technologies, Inc.*	360	1,062
TeleTech Holdings, Inc.*	50	1,054
Interactive Intelligence Group*	30	1,051
ShoreTel, Inc.*	100	1,020
Photronics, Inc.*	120	1,016
Measurement Specialties, Inc.*	28	1,000
Ixia*	78	998
EPIQ Systems, Inc.	70	995
EMS Technologies, Inc.*	30	989
Forrester Research, Inc.	30	989
Formfactor, Inc.*	108	978
ICG Group, Inc.*	80	978
SS&C Technologies Holdings, Inc.*	49	974
Fabrinet*	40	971
LTX-Credence Corp.*	108	966
Electro Scientific Industries, Inc.*	50	965
Maxwell Technologies, Inc.*	59	955
Liquidity Services, Inc.*	40	944
Super Micro Computer, Inc.*	58	933
Methode Electronics, Inc.	80	929
Monolithic Power Systems, Inc.*	60	925
Zoran Corp.*	110	924
KIT Digital, Inc.*	76	907
Sycamore Networks, Inc.	40	890
OCZ Technology Group, Inc.*	110	880
Accelrys, Inc.*	120	853
TNS, Inc.*	50	830
S1 Corp.*	109	815
Internap Network Services Corp.*	110	809
PROS Holdings, Inc.*	46	805
Ciber, Inc.*	140	777
Globecomm Systems, Inc.*	49	762
MIPS Technologies, Inc. — Class A*	110	760
Nanometrics, Inc.*	40	760
Daktronics, Inc.	70	755
IXYS Corp.*	50	749
Oplink Communications, Inc.*	40	745
Move, Inc.*	340	745
Oclaro, Inc.*	110	739
Web.com Group, Inc.*	60	739
Rudolph Technologies, Inc.*	69	739
LoopNet, Inc.*	40	735
VASCO Data Security International, Inc.*	59	735
Echelon Corp.*	80	727
QuinStreet, Inc.*	56	727
Aeroflex Holding Corp.*	40	726
GSI Group, Inc.*	60	723
Xyratex Ltd.*	70	718
Cass Information Systems, Inc.	19	717
Infospace, Inc.*	78	711
TeleNav, Inc.*	40	709
XO Group, Inc.*	70	696
Inphi Corp.*	40	696
ExlService Holdings, Inc.*	30	693
Limelight Networks, Inc.*	151	689
Electro Rent Corp.	40	685
CTS Corp.	70	677
Rubicon Technology, Inc.*	40	674
Kopin Corp.*	140	659
Cohu, Inc.	50	655
Digi International, Inc.*	50	650
Keynote Systems, Inc.	30	649
Extreme Networks*	200	648
Seachange International, Inc.*	60	647
DemandTec, Inc.*	70	637
Motricity, Inc.*	80	618
RealNetworks, Inc.*	180	612
MoneyGram International, Inc.*	180	598
Envestnet, Inc.*	40	594
Integrated Silicon Solution, Inc.*	60	580
AXT, Inc.*	67	568
Imation Corp.*	60	566
Gerber Scientific, Inc.*	50	556
Anaren, Inc.*	26	552
Mindspeed Technologies, Inc.*	69	552
Virtusa Corp.*	29	550
THQ, Inc.*	150	543
Saba Software, Inc.*	60	542
Advanced Analogic Technologies, Inc.*	89	539
Ness Technologies, Inc.*	70	530
Active Network, Inc.*	30	528
Sigma Designs, Inc.*	69	527
Symmetricom, Inc.*	90	525
Zix Corp.*	136	522
Emcore Corp.*	190	521
Perficient, Inc.*	50	513
SciQuest, Inc.*	30	513
Aviat Networks, Inc.*	130	512
Cray, Inc.*	80	512
Immersion Corp.*	60	512
Intevac, Inc.*	50	511
Wave Systems Corp. — Class A*	180	508
Vishay Precision Group, Inc.*	30	506
Exar Corp.*	80	506
TeleCommunication Systems, Inc. — Class A*	100	483
LeCroy Corp.*	40	482
Support.com, Inc.*	100	480
Marchex, Inc. — Class A	54	480
Glu Mobile, Inc.*	90	474
Anadigics, Inc.*	146	469

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Actuate Corp.*	80	$468
Supertex, Inc.*	20	448
Pericom Semiconductor Corp.*	50	447
ServiceSource International, Inc.*	20	444
Mediamind Technologies, Inc.*	20	439
DSP Group, Inc.*	50	435
Global Cash Access Holdings, Inc.*	136	432
Ultra Clean Holdings*	47	427
American Software, Inc. — Class A	50	415
Lionbridge Technologies, Inc.*	130	413
Amtech Systems, Inc.*	20	413
Openwave Systems, Inc.*	180	412
Bel Fuse, Inc. — Class B	19	412
Richardson Electronics Ltd.	30	408
ModusLink Global Solutions, Inc.	90	403
MoSys, Inc.*	70	402
Pulse Electronics Corp.	90	398
Alpha & Omega Semiconductor Ltd.*	30	398
Zygo Corp.*	30	397
Computer Task Group, Inc.*	30	395
Westell Technologies, Inc. — Class A*	110	393
Multi-Fineline Electronix, Inc.*	18	389
Travelzoo, Inc.*	6	388
Novatel Wireless, Inc.*	70	384
Convio, Inc.*	35	378
Axcelis Technologies, Inc.*	230	377
Renaissance Learning, Inc.	30	376
Deltek, Inc.*	50	375
Integral Systems, Inc.*	30	365
Hackett Group, Inc.*	70	356
SPS Commerce, Inc.*	20	356
Echo Global Logistics, Inc.*	20	355
Responsys, Inc.*	20	355
Cornerstone OnDemand, Inc.*	20	353
Callidus Software, Inc.*	60	351
NVE Corp.*	6	351
Digimarc Corp.*	10	350
PLX Technology, Inc.*	99	344
Dot Hill Systems Corp.*	120	341
Smith Micro Software, Inc.*	80	337
Agilysys, Inc.*	40	334
Rosetta Stone, Inc.*	20	323
KVH Industries, Inc.*	30	319
FalconStor Software, Inc.*	70	314
X-Rite, Inc.*	60	298
PDF Solutions, Inc.*	50	298
Radisys Corp.*	40	292
GSI Technology, Inc.*	40	288
SRS Labs, Inc.*	30	288
DDi Corp.	30	286
PRGX Global, Inc.*	40	286
Dynamics Research Corp.*	20	273
Demand Media, Inc.*	20	271
Rimage Corp.	20	269
MaxLinear, Inc. — Class A*	31	268
Stamps.com, Inc.	20	267
Guidance Software, Inc.*	30	244
eMagin Corp.*	40	243
NCI, Inc. — Class A*	10	227
TechTarget, Inc.*	30	227
Viasystems Group, Inc.*	10	225
FSI International, Inc.*	80	219
ORBCOMM, Inc.*	70	219
Procera Networks, Inc.*	20	215
Opnext, Inc.*	90	205
BigBand Networks, Inc.*	90	195
Numerex Corp. — Class A*	20	195
Meru Networks, Inc.*	16	192
Identive Group, Inc.*	80	186
Communications Systems, Inc.	10	179
PC Connection, Inc.*	20	166
ePlus, Inc.*	6	159
NeoPhotonics Corp.*	20	138
Dialogic, Inc.*	30	135
Ellie Mae, Inc.*	20	115
Quepasa Corp.*	10	73
QAD, Inc. — Class A*	7	72
Stream Global Services, Inc.*	20	66
FriendFinder Networks, Inc.*	10	41

Total Information Technology		490,063

Industrials - 1.7%
Alaska Air Group, Inc.*	78	5,340
Genesee & Wyoming, Inc. — Class A*	90	5,278
Esterline Technologies Corp.*	69	5,272
CLARCOR, Inc.	110	5,201
Clean Harbors, Inc.*	50	5,162
Acuity Brands, Inc.	90	5,020
HEICO Corp.	87	4,762
Hexcel Corp.*	210	4,597
Woodward, Inc.	130	4,532
Dollar Thrifty Automotive Group, Inc.*	60	4,424
Moog, Inc. — Class A*	100	4,352
GT Solar International, Inc.*	266	4,309
Robbins & Myers, Inc.	80	4,228
EMCOR Group, Inc.*	140	4,103
Watsco, Inc.	60	4,079
Teledyne Technologies, Inc.*	80	4,029
Actuant Corp. — Class A	150	4,024
Triumph Group, Inc.	40	3,983
Avis Budget Group, Inc.*	230	3,931
EnerSys*	110	3,786
Middleby Corp.*	40	3,762
Old Dominion Freight Line, Inc.*	100	3,730
Atlas Air Worldwide Holdings, Inc.*	60	3,571
United Stationers, Inc.	100	3,543
Belden, Inc.	98	3,416
FTI Consulting, Inc.*	90	3,415
AO Smith Corp.	80	3,384
Acacia Research — Acacia Technologies*	90	3,302
United Rentals, Inc.*	130	3,302
Herman Miller, Inc.	120	3,266
Chart Industries, Inc.*	60	3,239
Curtiss-Wright Corp.	100	3,237
JetBlue Airways Corp.*	530	3,233
Brady Corp. — Class A	100	3,206
Applied Industrial Technologies, Inc.	90	3,205
Geo Group, Inc.*	136	3,132
US Airways Group, Inc.*	350	3,119
Corporate Executive Board Co.	70	3,056
II-VI, Inc.*	118	3,021

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
HUB Group, Inc. — Class A*	80	$3,013
Barnes Group, Inc.	121	3,002
Brink’s Co.	100	2,983
Mueller Industries, Inc.	78	2,957
Tetra Tech, Inc.*	130	2,925
Rollins, Inc.	138	2,812
CoStar Group, Inc.*	46	2,727
Deluxe Corp.	110	2,718
Simpson Manufacturing Company, Inc.	90	2,688
Kaydon Corp.	70	2,612
ABM Industries, Inc.	110	2,567
HNI Corp.	100	2,512
AAR Corp.	90	2,438
Franklin Electric Company, Inc.	50	2,347
MasTec, Inc.*	118	2,327
Swift Transportation Co. — Class A*	170	2,304
Beacon Roofing Supply, Inc.*	100	2,282
Healthcare Services Group, Inc.	140	2,275
Werner Enterprises, Inc.	90	2,255
Mine Safety Appliances Co.	60	2,240
Raven Industries, Inc.	40	2,228
Knight Transportation, Inc.	130	2,209
ESCO Technologies, Inc.	60	2,208
Korn*	100	2,199
Orbital Sciences Corp.*	130	2,191
Titan International, Inc.	90	2,183
Briggs & Stratton Corp.	109	2,165
USG Corp.*	150	2,151
Interface, Inc. — Class A	110	2,131
Kaman Corp.	60	2,128
Watts Water Technologies, Inc. — Class A	58	2,054
Forward Air Corp.	60	2,027
Knoll, Inc.	100	2,007
DigitalGlobe, Inc.*	78	1,982
Granite Construction, Inc.	80	1,962
Ceradyne, Inc.*	50	1,949
Quad	50	1,943
Steelcase, Inc. — Class A	170	1,936
Amerco, Inc.*	20	1,923
EnPro Industries, Inc.*	40	1,923
RBC Bearings, Inc.*	50	1,888
SYKES Enterprises, Inc.*	87	1,873
GeoEye, Inc.*	49	1,833
Heartland Express, Inc.	110	1,822
Lindsay Corp.	26	1,789
RSC Holdings, Inc.*	149	1,782
Blount International, Inc.*	100	1,747
3D Systems Corp.*	88	1,734
CIRCOR International, Inc.	40	1,713
Mobile Mini, Inc.*	80	1,695
Unifirst Corp.	30	1,686
Insituform Technologies, Inc. — Class A*	80	1,678
Skywest, Inc.	110	1,657
American Science & Engineering, Inc.	20	1,600
Albany International Corp. — Class A	60	1,583
Advisory Board Co.*	27	1,563
Aircastle Ltd.	121	1,539
Cubic Corp.	30	1,530
Allegiant Travel Co. — Class A*	30	1,485
Insperity, Inc.	50	1,480
Tennant Co.	37	1,477
Huron Consulting Group, Inc.*	48	1,450
TrueBlue, Inc.*	100	1,448
Altra Holdings, Inc.*	60	1,439
Aerovironment, Inc.*	40	1,414
Wabash National Corp.*	150	1,406
McGrath Rentcorp	50	1,404
TAL International Group, Inc.	40	1,381
Tutor Perini Corp.	72	1,381
Rush Enterprises, Inc. — Class A*	70	1,332
Astec Industries, Inc.*	36	1,331
Higher One Holdings, Inc.*	70	1,324
Mueller Water Products, Inc. — Class A	330	1,313
Quanex Building Products Corp.	80	1,311
Dycom Industries, Inc.*	80	1,307
Exponent, Inc.*	30	1,305
Interline Brands, Inc.*	70	1,286
Sun Hydraulics Corp.	26	1,243
AZZ, Inc.	27	1,237
G&K Services, Inc. — Class A	36	1,219
Colfax Corp.*	49	1,215
Layne Christensen Co.*	40	1,214
Resources Connection, Inc.	100	1,204
Arkansas Best Corp.	50	1,187
Ameron International Corp.	18	1,182
John Bean Technologies Corp.	60	1,159
Navigant Consulting, Inc.*	109	1,143
Trimas Corp.*	46	1,139
Accuride Corp.*	90	1,137
Badger Meter, Inc.	30	1,110
Consolidated Graphics, Inc.*	20	1,099
Ennis, Inc.	60	1,044
ICF International, Inc.*	40	1,015
Swisher Hygiene, Inc.*	180	1,013
A123 Systems, Inc.*	190	1,011
Griffon Corp.*	100	1,008
Sauer-Danfoss, Inc.*	20	1,008
SFN Group, Inc.*	109	991
Kelly Services, Inc. — Class A*	60	990
Gorman-Rupp Co.	30	988
Encore Wire Corp.	40	969
Team, Inc.*	40	965
Universal Forest Products, Inc.	40	958
Cascade Corp.	20	951
Generac Holdings, Inc.*	49	951
ACCO Brands Corp.*	120	942
Kforce, Inc.*	70	916
Heidrick & Struggles International, Inc.	40	906
American Superconductor Corp.*	100	904
Tredegar Corp.	49	899
Viad Corp.	40	892
Standex International Corp.	29	889
AAON, Inc.	40	874
Titan Machinery, Inc.*	30	863
Federal Signal Corp.	130	853
Kadant, Inc.*	27	851
Comfort Systems USA, Inc.	80	849
MYR Group, Inc.*	36	842
EnergySolutions, Inc.	170	840
Commercial Vehicle Group, Inc.*	59	837

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
GenCorp, Inc.*	130	$835
H&E Equipment Services, Inc.*	58	811
Capstone Turbine Corp.*	530	811
Air Transport Services Group, Inc.*	118	808
Global Power Equipment Group, Inc.*	30	796
PMFG, Inc.*	40	794
Greenbrier Companies, Inc.*	40	790
EnerNOC, Inc.*	50	787
On Assignment, Inc.*	80	786
Gibraltar Industries, Inc.*	69	781
NACCO Industries, Inc. — Class A	8	775
Primoris Services Corp.	60	774
Apogee Enterprises, Inc.	60	769
Cenveo, Inc.*	120	768
FreightCar America, Inc.*	30	760
RailAmerica, Inc.*	50	750
Force Protection, Inc.*	149	740
Powell Industries, Inc.*	20	730
Great Lakes Dredge & Dock Corp.	130	725
Columbus McKinnon Corp.*	40	718
Preformed Line Products Co.	10	712
Twin Disc, Inc.	18	695
Trex Company, Inc.*	28	685
US Ecology, Inc.	40	684
Dynamic Materials Corp.	30	673
CAI International, Inc.*	32	661
Marten Transport Ltd.	30	648
Vicor Corp.	40	647
Furmanite Corp.*	80	635
Hawaiian Holdings, Inc.*	109	621
Textainer Group Holdings Ltd.	20	615
Kratos Defense & Security Solutions, Inc.*	50	608
Douglas Dynamics, Inc.	38	600
NN, Inc.*	40	598
Dolan Co.*	70	593
Taser International, Inc.*	130	592
CBIZ, Inc.*	80	589
Houston Wire & Cable Co.	37	575
Ameresco, Inc. — Class A*	40	567
American Reprographics Co.*	80	566
RPX Corp.*	20	561
LB Foster Co. — Class A	17	559
Celadon Group, Inc.*	40	558
Orion Marine Group, Inc.*	59	555
Sterling Construction Company, Inc.*	40	551
Republic Airways Holdings, Inc.*	100	546
CRA International, Inc.*	20	542
Metalico, Inc.*	89	525
Northwest Pipe Co.*	20	521
Saia, Inc.*	30	508
DXP Enterprises, Inc.*	20	507
Insteel Industries, Inc.	40	502
InnerWorkings, Inc.*	60	500
Schawk, Inc. — Class A	30	497
Keyw Holding Corp.*	40	496
Multi-Color Corp.	20	494
Astronics Corp.*	16	493
M&F Worldwide Corp.*	19	491
LMI Aerospace, Inc.*	20	489
Miller Industries, Inc.	26	486
Standard Parking Corp.*	30	479
Satcon Technology Corp.*	200	478
American Railcar Industries, Inc.*	20	469
NCI Building Systems, Inc.*	40	456
Kimball International, Inc. — Class B	70	450
Genco Shipping & Trading Ltd.*	59	444
Odyssey Marine Exploration, Inc.*	140	438
School Specialty, Inc.*	30	432
Lydall, Inc.*	36	431
Park-Ohio Holdings Corp.*	20	423
Michael Baker Corp.*	20	422
Mistras Group, Inc.*	26	421
Quality Distribution, Inc.*	32	417
Active Power, Inc.*	170	416
Ducommun, Inc.	20	411
Zipcar, Inc.*	20	408
Tecumseh Products Co. — Class A*	40	408
Graham Corp.	20	408
Aceto Corp.	60	403
CDI Corp.	30	399
TMS International Corp. — Class A*	30	392
Pacer International, Inc.*	80	378
Ampco-Pittsburgh Corp.	16	375
Hudson Highland Group, Inc.*	70	374
APAC Customer Services, Inc.*	70	373
Xerium Technologies, Inc.*	20	371
Intersections, Inc.	20	364
Spirit Airlines, Inc.*	30	360
FuelCell Energy, Inc.*	273	358
Flow International Corp.*	100	356
GP Strategies Corp.*	26	355
American Woodmark Corp.	20	346
SeaCube Container Leasing Ltd.	20	344
Energy Recovery, Inc.*	105	343
Broadwind Energy, Inc.*	226	328
Eagle Bulk Shipping, Inc.*	130	322
Hurco Companies, Inc.*	10	322
LSI Industries, Inc.	40	318
Excel Maritime Carriers Ltd. — Class A*	100	310
Met-Pro Corp.	27	307
Casella Waste Systems, Inc. — Class A*	50	305
Franklin Covey Co.*	30	290
PowerSecure International, Inc.*	40	289
Hill International, Inc.*	50	288
Roadrunner Transportation Systems, Inc.*	19	287
Barrett Business Services, Inc.	20	286
Coleman Cable, Inc.*	19	279
Microvision, Inc.*	226	276
Fuel Tech, Inc.*	40	265
Pike Electric Corp.*	30	265
Essex Rental Corp.*	40	264
TRC Companies, Inc.*	40	250
VSE Corp.	10	249
Ultrapetrol Bahamas Ltd.*	50	247
Thermon Group Holdings, Inc.*	20	240
Alamo Group, Inc.	10	237
WCA Waste Corp.*	40	230
Baltic Trading Ltd.	40	230
AT Cross Co. — Class A*	20	228

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Patriot Transportation Holding, Inc.*	10	$224
Courier Corp.	20	221
International Shipholding Corp.	10	213
Builders FirstSource, Inc.*	97	209
Lawson Products, Inc.	10	197
Heritage-Crystal Clean, Inc.*	10	192
Argan, Inc.*	18	183
Ener1, Inc.*	160	176
Universal Truckload Services, Inc.*	10	171
Valence Technology, Inc.*	140	165
UniTek Global Services, Inc.*	20	158
Covenant Transportation Group, Inc. — Class A*	20	155
Omega Flex, Inc.*	10	140

Total Industrials		408,998

Consumer Discretionary - 1.5%
Sotheby’s	150	6,525
Tenneco, Inc.*	130	5,729
Dana Holding Corp.*	310	5,673
Ascena Retail Group, Inc.*	145	4,937
Warnaco Group, Inc.*	90	4,703
CROCS, Inc.*	180	4,635
Wolverine World Wide, Inc.	110	4,592
Rent-A-Center, Inc. — Class A	140	4,278
Cinemark Holdings, Inc.	201	4,163
Brunswick Corp.	190	3,876
Iconix Brand Group, Inc.*	160	3,872
Timberland Co. — Class A*	90	3,867
Strayer Education, Inc.	30	3,792
Cheesecake Factory, Inc.*	120	3,764
Men’s Wearhouse, Inc.	110	3,707
Vail Resorts, Inc.	80	3,698
Coinstar, Inc.*	67	3,654
Life Time Fitness, Inc.*	90	3,592
Live Nation Entertainment, Inc.*	300	3,441
Carter’s, Inc.*	110	3,384
Valassis Communications, Inc.*	110	3,333
Domino’s Pizza, Inc.*	129	3,256
Shutterfly, Inc.*	56	3,216
Meritor, Inc.*	200	3,208
Hillenbrand, Inc.	130	3,074
Steven Madden Ltd.*	80	3,001
Six Flags Entertainment Corp.	80	2,996
Pool Corp.	100	2,981
Aeropostale, Inc.*	170	2,975
HSN, Inc.*	90	2,963
ANN, Inc.*	110	2,871
Jos A. Bank Clothiers, Inc.*	57	2,851
Saks, Inc.*	250	2,792
Childrens Place Retail Stores, Inc.*	60	2,669
Pier 1 Imports, Inc.*	230	2,661
BJ’s Restaurants, Inc.*	50	2,618
Monro Muffler Brake, Inc.	70	2,610
Genesco, Inc.*	50	2,605
Buffalo Wild Wings, Inc.*	39	2,586
Cooper Tire & Rubber Co.	130	2,573
Office Depot, Inc.*	600	2,532
Express, Inc.	116	2,529
New York Times Co. — Class A*	290	2,529
Jack in the Box, Inc.*	110	2,506
Meredith Corp.	80	2,490
Arbitron, Inc.	60	2,480
Cracker Barrel Old Country Store, Inc.	50	2,466
Bob Evans Farms, Inc.	70	2,448
Cabela’s, Inc.*	90	2,444
Hibbett Sports, Inc.*	60	2,443
Texas Roadhouse, Inc. — Class A	139	2,437
Helen of Troy Ltd.*	70	2,417
Matthews International Corp. — Class A	60	2,409
Gaylord Entertainment Co.*	80	2,400
Buckle, Inc.	56	2,391
Finish Line, Inc. — Class A	110	2,354
Vitamin Shoppe, Inc.*	51	2,334
Penske Automotive Group, Inc.	100	2,274
American Greetings Corp. — Class A	90	2,164
Select Comfort Corp.*	120	2,158
Orient-Express Hotels Ltd. — Class A*	200	2,150
Eastman Kodak Co.*	580	2,076
Jones Group, Inc.	190	2,062
Group 1 Automotive, Inc.	50	2,059
National CineMedia, Inc.	120	2,029
99 Cents Only Stores*	100	2,024
PF Chang’s China Bistro, Inc.	50	2,012
K12, Inc.*	60	1,988
MDC Holdings, Inc.	80	1,971
Pinnacle Entertainment, Inc.*	129	1,922
Collective Brands, Inc.*	130	1,910
Columbia Sportswear Co.	30	1,902
Regis Corp.	120	1,838
American Public Education, Inc.*	40	1,780
Ameristar Casinos, Inc.	75	1,778
Peet’s Coffee & Tea, Inc.*	30	1,731
Cato Corp. — Class A	60	1,728
International Speedway Corp. — Class A	60	1,705
KB Home	170	1,663
iRobot Corp.*	47	1,659
Ryland Group, Inc.	100	1,653
True Religion Apparel, Inc.*	56	1,628
American Axle & Manufacturing Holdings, Inc.*	142	1,616
CEC Entertainment, Inc.	40	1,604
Ascent Media Corp. — Class A*	30	1,589
Central European Media Enterprises, Ltd. — Class A*	80	1,580
Churchill Downs, Inc.	35	1,578
DineEquity, Inc.*	30	1,568
Scholastic Corp.	58	1,543
Modine Manufacturing Co.*	100	1,537
Vera Bradley, Inc.*	40	1,528
Ruby Tuesday, Inc.*	140	1,509
Belo Corp. — Class A	200	1,506
OfficeMax, Inc.*	180	1,413
Maidenform Brands, Inc.*	50	1,383
Sonic Corp.*	129	1,371
Meritage Homes Corp.*	60	1,354
Scientific Games Corp. — Class A*	130	1,344
Stage Stores, Inc.	80	1,344
Steiner Leisure Ltd.*	29	1,325
Sonic Automotive, Inc. — Class A	90	1,318
Quiksilver, Inc.*	280	1,316
G-III Apparel Group Ltd.*	38	1,310

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Exide Technologies*	170	$1,299
Papa John’s International, Inc.*	39	1,297
Sinclair Broadcast Group, Inc. — Class A	115	1,263
Stewart Enterprises, Inc. — Class A	170	1,241
Krispy Kreme Doughnuts, Inc.*	130	1,236
Interval Leisure Group, Inc.*	90	1,232
PEP Boys-Manny Moe & Jack	110	1,202
Lumber Liquidators Holdings, Inc.*	47	1,194
Zumiez, Inc.*	47	1,174
Skechers U.S.A., Inc. — Class A*	80	1,158
Fred’s, Inc. — Class A	80	1,154
Blue Nile, Inc.*	26	1,143
Capella Education Co.*	27	1,130
Shuffle Master, Inc.*	120	1,123
Asbury Automotive Group, Inc.*	60	1,112
Superior Industries International, Inc.	50	1,105
Jakks Pacific, Inc.*	60	1,105
Red Robin Gourmet Burgers, Inc.*	30	1,091
GNC Holdings, Inc. — Class A*	50	1,090
La-Z-Boy, Inc.*	109	1,076
Liz Claiborne, Inc.*	200	1,070
Brown Shoe Company, Inc.	100	1,065
Ethan Allen Interiors, Inc.	50	1,064
Boyd Gaming Corp.*	120	1,044
Charming Shoppes, Inc.*	250	1,040
National Presto Industries, Inc.	10	1,015
Bridgepoint Education, Inc.*	40	1,000
Fuel Systems Solutions, Inc.*	40	998
Barnes & Noble, Inc.	60	995
Drew Industries, Inc.	40	989
Warner Music Group Corp.*	120	986
Wet Seal, Inc. — Class A*	220	983
Bravo Brio Restaurant Group, Inc.*	40	977
Rue21, Inc.*	30	975
Universal Technical Institute, Inc.	48	949
Lithia Motors, Inc. — Class A	47	923
MDC Partners, Inc. — Class A	50	903
Stoneridge, Inc.*	61	899
Knology, Inc.*	60	891
Sturm Ruger & Company, Inc.	40	878
Oxford Industries, Inc.	26	878
Callaway Golf Co.	140	871
Grand Canyon Education, Inc.*	60	851
Lincoln Educational Services Corp.	49	840
NutriSystem, Inc.	59	830
AFC Enterprises, Inc.*	50	823
Amerigon, Inc.*	47	817
Denny’s Corp.*	210	815
Harte-Hanks, Inc.	100	812
Dorman Products, Inc.*	20	792
Standard Pacific Corp.*	230	770
Universal Electronics, Inc.*	30	758
Perry Ellis International, Inc.*	30	757
HOT Topic, Inc.	100	744
California Pizza Kitchen, Inc.*	40	739
Corinthian Colleges, Inc.*	170	724
Core-Mark Holding Company, Inc.*	20	714
Body Central Corp.*	30	706
Valuevision Media, Inc. — Class A*	90	689
EW Scripps Co. — Class A*	70	677
Lions Gate Entertainment Corp.*	100	662
America’s Car-Mart, Inc.*	20	660
K-Swiss, Inc. — Class A*	60	638
Movado Group, Inc.	37	633
Libbey, Inc.*	39	633
Standard Motor Products, Inc.	40	609
PetMed Express, Inc.	50	592
Winnebago Industries, Inc.*	60	580
World Wrestling Entertainment, Inc. — Class A	60	572
Stein Mart, Inc.	59	569
Beazer Homes USA, Inc.*	160	542
hhgregg, Inc.*	40	536
Bebe Stores, Inc.	84	513
Blyth, Inc.	10	503
Talbots, Inc.*	150	501
M/I Homes, Inc.*	40	490
Shoe Carnival, Inc.*	16	482
Kirkland’s, Inc.*	40	481
Fisher Communications, Inc.*	16	477
Weyco Group, Inc.	19	467
Journal Communications, Inc. — Class A*	90	465
Mac-Gray Corp.	30	464
Citi Trends, Inc.*	30	452
Motorcar Parts of America, Inc.*	30	450
Caribou Coffee Company, Inc.*	34	450
Cavco Industries, Inc.*	10	450
Christopher & Banks Corp.	78	449
Ruth’s Hospitality Group, Inc.*	79	443
MarineMax, Inc.*	50	438
Haverty Furniture Companies, Inc.	38	437
Entercom Communications Corp. — Class A*	50	434
CSS Industries, Inc.	20	419
Tuesday Morning Corp.*	90	419
ReachLocal, Inc.*	20	417
Unifi, Inc.*	30	414
Delta Apparel, Inc.*	24	408
Arctic Cat, Inc.*	30	403
Cost Plus, Inc.*	40	400
Destination Maternity Corp.	20	400
Big 5 Sporting Goods Corp.	50	393
Zale Corp.*	70	392
Smith & Wesson Holding Corp.*	130	390
Marcus Corp.	39	385
Speedway Motorsports, Inc.	27	383
Leapfrog Enterprises, Inc. — Class A*	90	380
Spartan Motors, Inc.	70	378
Casual Male Retail Group, Inc.*	90	373
Furniture Brands International, Inc.*	90	373
Saga Communications, Inc. — Class A*	10	370
Rentrak Corp.*	20	355
Global Traffic Network, Inc.*	30	345
Cherokee, Inc.	20	343
Morgans Hotel Group Co.*	47	338
McClatchy Co. — Class A*	120	337
Isle of Capri Casinos, Inc.*	38	336
interCLICK, Inc.*	40	318
Ambassadors Group, Inc.	36	318
Benihana, Inc. — Class A*	30	315

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Hovnanian Enterprises, Inc. — Class A*	130	$313
West Marine, Inc.*	30	311
Overstock.com, Inc.*	20	304
Town Sports International Holdings, Inc.*	40	304
Audiovox Corp. — Class A*	40	302
AH Belo Corp. — Class A	40	298
New York & Company, Inc.*	60	297
Archipelago Learning, Inc.*	30	296
LIN TV Corp. — Class A*	60	292
Bon-Ton Stores, Inc.	30	292
Jamba, Inc.*	136	291
Gray Television, Inc.*	110	290
PRIMEDIA, Inc.	40	282
Carrols Restaurant Group, Inc.*	27	282
Sealy Corp.*	110	278
Multimedia Games Holding Company, Inc.*	60	273
O’Charleys, Inc.*	37	270
Systemax, Inc.*	18	269
Geeknet, Inc.*	10	267
Pacific Sunwear of California, Inc.*	100	261
Build-A-Bear Workshop, Inc. — Class A*	40	260
Conn’s, Inc.*	30	260
McCormick & Schmick’s Seafood Restaurants, Inc.*	30	258
Steinway Musical Instruments, Inc.*	10	257
Martha Stewart Living Omnimedia — Class A*	59	256
Kenneth Cole Productions, Inc. — Class A*	20	250
Summer Infant, Inc.*	30	244
Red Lion Hotels Corp.*	30	237
Black Diamond, Inc.*	30	236
Lifetime Brands, Inc.	20	235
US Auto Parts Network, Inc.*	30	230
RG Barry Corp.	20	226
Luby’s, Inc.*	40	221
Monarch Casino & Resort, Inc.*	20	209
Outdoor Channel Holdings, Inc.	30	205
Entravision Communications Corp. — Class A*	110	203
National American University Holdings, Inc.	20	188
1-800-Flowers.com, Inc. — Class A*	60	186
Global Sources Ltd.*	20	184
Coldwater Creek, Inc.*	130	182
Tower International, Inc.*	10	177
Cumulus Media, Inc. — Class A*	50	175
Skyline Corp.	10	175
Gordmans Stores, Inc.*	10	174
Johnson Outdoors, Inc. — Class A*	10	171
REX American Resources Corp.*	10	166
Nexstar Broadcasting Group, Inc. — Class A*	20	164
Crown Media Holdings, Inc. — Class A*	82	157
Einstein Noah Restaurant Group, Inc.	10	150
Cambium Learning Group, Inc.*	40	135
Marine Products Corp.*	20	134
Syms Corp.*	10	108
Orbitz Worldwide, Inc.*	40	100
Shiloh Industries, Inc.	6	65
Westwood One, Inc.*	10	52

Total Consumer Discretionary		361,082

Health Care - 1.4%
Healthspring, Inc.*	150	6,920
Healthsouth Corp.*	200	5,248
Salix Pharmaceuticals Ltd.*	130	5,178
Medicis Pharmaceutical Corp. — Class A	130	4,962
Onyx Pharmaceuticals, Inc.*	140	4,942
Owens & Minor, Inc.	140	4,829
Cubist Pharmaceuticals, Inc.*	130	4,679
WellCare Health Plans, Inc.*	90	4,627
STERIS Corp.	130	4,547
HMS Holdings Corp.*	58	4,458
Cepheid, Inc.*	128	4,434
Seattle Genetics, Inc.*	210	4,309
InterMune, Inc.*	110	3,944
Centene Corp.*	110	3,908
Alkermes, Inc.*	210	3,906
Haemonetics Corp.*	60	3,862
Magellan Health Services, Inc.*	69	3,777
Incyte Corporation Ltd.*	190	3,599
Volcano Corp.*	110	3,552
Quality Systems, Inc.	40	3,492
PSS World Medical, Inc.*	120	3,361
Theravance, Inc.*	150	3,331
Chemed Corp.	50	3,276
Masimo Corp.	109	3,235
Ariad Pharmaceuticals, Inc.*	280	3,172
Parexel International Corp.*	130	3,063
Impax Laboratories, Inc.*	140	3,051
West Pharmaceutical Services, Inc.	69	3,019
Align Technology, Inc.*	130	2,964
Viropharma, Inc.*	160	2,960
NuVasive, Inc.*	89	2,926
athenahealth, Inc.*	70	2,877
Zoll Medical Corp.*	50	2,833
Accretive Health, Inc.*	95	2,735
Immucor, Inc.*	130	2,655
Questcor Pharmaceuticals, Inc.*	110	2,651
Par Pharmaceutical Companies, Inc.*	80	2,638
Acorda Therapeutics, Inc.*	80	2,585
Exelixis, Inc.*	270	2,419
Kindred Healthcare, Inc.*	109	2,340
MWI Veterinary Supply, Inc.*	28	2,262
Neogen Corp.*	50	2,261
Insulet Corp.*	99	2,195
Meridian Bioscience, Inc.	90	2,170
NxStage Medical, Inc.*	101	2,103
MAKO Surgical Corp.*	70	2,081
Auxilium Pharmaceuticals, Inc.*	105	2,058
DexCom, Inc.*	140	2,029
Invacare Corp.	60	1,991
Arthrocare Corp.*	59	1,975
Immunogen, Inc.*	160	1,950
Medicines Co.*	118	1,948
HeartWare International, Inc.*	26	1,926

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Isis Pharmaceuticals, Inc.*	210	$1,924
Integra LifeSciences Holdings Corp.*	40	1,912
Momenta Pharmaceuticals, Inc.*	96	1,868
Nektar Therapeutics*	250	1,818
Ironwood Pharmaceuticals, Inc. — Class A*	114	1,792
Jazz Pharmaceuticals, Inc.*	53	1,768
IPC The Hospitalist Company, Inc.*	38	1,761
PDL BioPharma, Inc.	300	1,761
Amsurg Corp. — Class A*	67	1,751
Hanger Orthopedic Group, Inc.*	70	1,713
CONMED Corp.*	60	1,709
NPS Pharmaceuticals, Inc.*	180	1,701
Cyberonics, Inc.*	60	1,677
Luminex Corp.*	80	1,672
Orthofix International N.V.*	39	1,656
Amedisys, Inc.*	60	1,598
Sequenom, Inc.*	210	1,585
Molina Healthcare, Inc.*	58	1,573
ExamWorks Group, Inc.*	60	1,523
Medivation, Inc.*	70	1,500
Emeritus Corp.*	70	1,487
Analogic Corp.	28	1,473
Vivus, Inc.*	180	1,465
Merit Medical Systems, Inc.*	80	1,438
Gentiva Health Services, Inc.*	69	1,437
Team Health Holdings, Inc.*	63	1,418
Rigel Pharmaceuticals, Inc.*	154	1,412
MedAssets, Inc.*	103	1,376
Abaxis, Inc.*	50	1,363
Greatbatch, Inc.*	50	1,341
ICU Medical, Inc.*	30	1,311
AVEO Pharmaceuticals, Inc.*	62	1,278
Computer Programs & Systems, Inc.	20	1,270
Targacept, Inc.*	60	1,264
Halozyme Therapeutics, Inc.*	182	1,258
Ensign Group, Inc.	41	1,246
Accuray, Inc.*	153	1,226
Wright Medical Group, Inc.*	80	1,200
Air Methods Corp.*	16	1,196
Affymetrix, Inc.*	150	1,190
Optimer Pharmaceuticals, Inc.*	99	1,177
Micromet, Inc.*	200	1,148
ABIOMED, Inc.*	70	1,134
Sunrise Senior Living, Inc.*	118	1,125
Savient Pharmaceuticals, Inc.*	150	1,123
Medidata Solutions, Inc.*	47	1,122
Geron Corp.*	276	1,107
Genomic Health, Inc.*	39	1,088
Ardea Biosciences, Inc.*	42	1,069
Omnicell, Inc.*	68	1,060
Emergent Biosolutions, Inc.*	47	1,060
Healthways, Inc.*	69	1,047
Bio-Reference Labs, Inc.*	50	1,045
Pharmacyclics, Inc.*	100	1,044
Endologix, Inc.*	110	1,023
SonoSite, Inc.*	29	1,020
Spectrum Pharmaceuticals, Inc.*	110	1,019
National Healthcare Corp.	20	991
Landauer, Inc.	16	985
Depomed, Inc.*	120	982
Exact Sciences Corp.*	110	946
AMAG Pharmaceuticals, Inc.*	50	940
Enzon Pharmaceuticals, Inc.*	90	904
MedQuist Holdings, Inc.*	70	904
AVANIR Pharmaceuticals, Inc. — Class A*	268	900
Natus Medical, Inc.*	59	894
Select Medical Holdings Corp.*	100	887
Neurocrine Biosciences, Inc.*	110	886
Triple-S Management Corp. — Class B*	40	869
Quidel Corp.*	57	864
OraSure Technologies, Inc.*	100	853
Akorn, Inc.*	120	840
Opko Health, Inc.*	226	834
Oncothyreon, Inc.*	90	827
Pacific Biosciences of California, Inc.*	70	819
Conceptus, Inc.*	70	817
MAP Pharmaceuticals, Inc.*	51	814
Caliper Life Sciences, Inc.*	100	811
Cantel Medical Corp.	30	807
ZIOPHARM Oncology, Inc.*	126	771
PharMerica Corp.*	60	766
Universal American Corp.	69	756
Alnylam Pharmaceuticals, Inc.*	80	750
AMN Healthcare Services, Inc.*	90	749
US Physical Therapy, Inc.	30	742
Symmetry Medical, Inc.*	80	718
Angiodynamics, Inc.*	50	711
Keryx Biopharmaceuticals, Inc.*	150	710
Cadence Pharmaceuticals, Inc.*	76	699
eResearchTechnology, Inc.*	109	694
Dynavax Technologies Corp.*	250	687
SIGA Technologies, Inc.*	70	682
Arqule, Inc.*	108	675
Achillion Pharmaceuticals, Inc.*	90	670
Lexicon Pharmaceuticals, Inc.*	370	651
Sangamo Biosciences, Inc.*	110	648
Neoprobe Corp.*	190	631
MannKind Corp.*	166	631
Unilife Corp.*	120	622
Vical, Inc.*	150	618
Chelsea Therapeutics International Ltd.*	120	612
Assisted Living Concepts, Inc. — Class A	36	604
LHC Group, Inc.*	26	600
Insmed, Inc.*	50	600
Transcend Services, Inc.*	20	588
BioScrip, Inc.*	90	584
Idenix Pharmaceuticals, Inc.*	116	580
Hi-Tech Pharmacal Company, Inc.*	20	579
Curis, Inc.*	160	573
Immunomedics, Inc.*	140	570
XenoPort, Inc.*	80	570
Cell Therapeutics, Inc.*	360	567
Merge Healthcare, Inc.*	109	567
Affymax, Inc.*	82	563
Inhibitex, Inc.*	140	549
Almost Family, Inc.*	20	548
Medcath Corp.*	40	544
Biosante Pharmaceuticals, Inc.*	197	542

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Tornier BV*	20	$539
Capital Senior Living Corp.*	57	530
Kensey Nash Corp.*	20	505
Codexis, Inc.*	52	501
Vascular Solutions, Inc.*	40	496
Columbia Laboratories, Inc.*	160	494
Nabi Biopharmaceuticals*	90	484
Cytori Therapeutics, Inc.*	100	479
Metabolix, Inc.*	67	478
Ligand Pharmaceuticals, Inc. — Class B*	40	478
Corvel Corp.*	10	469
Delcath Systems, Inc.*	90	464
ISTA Pharmaceuticals, Inc.*	60	459
Cross Country Healthcare, Inc.*	60	456
Kendle International, Inc.*	29	437
Cardiovascular Systems, Inc.*	30	437
Raptor Pharmaceutical Corp.*	70	433
Alphatec Holdings, Inc.*	124	432
Endocyte, Inc.*	30	430
Vanda Pharmaceuticals, Inc.*	60	428
Spectranetics Corp.*	68	423
Sciclone Pharmaceuticals, Inc.*	70	423
Novavax, Inc.*	208	420
Antares Pharma, Inc.*	190	420
Palomar Medical Technologies, Inc.*	37	417
Metropolitan Health Networks, Inc.*	87	417
Progenics Pharmaceuticals, Inc.*	58	416
Arena Pharmaceuticals, Inc.*	306	416
Dyax Corp.*	210	416
AVI BioPharma, Inc.*	290	415
Staar Surgical Co.*	78	413
Five Star Quality Care, Inc.*	70	407
Sun Healthcare Group, Inc.*	50	401
IRIS International, Inc.*	40	400
HealthStream, Inc.*	30	398
AtriCure, Inc.*	30	387
Rockwell Medical Technologies, Inc.*	30	385
Zalicus, Inc.*	160	381
Continucare Corp.*	60	371
Santarus, Inc.*	110	371
Allos Therapeutics, Inc.*	170	364
Corcept Therapeutics, Inc.*	91	363
Solta Medical, Inc.*	130	359
SuperGen, Inc.*	120	358
Infinity Pharmaceuticals, Inc.*	43	355
Providence Service Corp.*	28	354
American Dental Partners, Inc.*	27	350
Medtox Scientific, Inc.	20	349
Synovis Life Technologies, Inc.*	20	348
Durect Corp.*	170	345
OncoGenex Pharmaceutical, Inc.*	20	341
Skilled Healthcare Group, Inc. — Class A*	36	341
Obagi Medical Products, Inc.*	36	339
CryoLife, Inc.*	60	336
Enzo Biochem, Inc.*	79	336
Anthera Pharmaceuticals, Inc.*	41	335
SurModics, Inc.*	30	333
Maxygen, Inc.	60	328
Hansen Medical, Inc.*	96	327
RTI Biologics, Inc.*	120	325
Celldex Therapeutics, Inc.*	90	319
Stereotaxis, Inc.*	90	316
Aegerion Pharmaceuticals, Inc.*	20	315
Ampio Pharmaceuticals, Inc.*	40	312
Dusa Pharmaceuticals, Inc.*	50	311
Osiris Therapeutics, Inc.*	40	310
Nymox Pharmaceutical Corp.*	37	309
Biolase Technology, Inc.*	60	308
RadNet, Inc.*	70	308
Complete Genomics, Inc.*	20	306
Pain Therapeutics, Inc.	78	302
Cerus Corp.*	100	300
Uroplasty, Inc.*	40	300
KV Pharmaceutical Co. — Class A*	110	299
Medical Action Industries, Inc.*	36	293
Exactech, Inc.*	16	288
Furiex Pharmaceuticals, Inc.*	16	285
Peregrine Pharmaceuticals, Inc.*	150	279
Cambrex Corp.*	60	277
Synergetics USA, Inc.*	50	275
Chindex International, Inc.*	20	272
Sagent Pharmaceuticals, Inc.*	10	270
Array Biopharma, Inc.*	120	269
Harvard Bioscience, Inc.*	50	267
CardioNet, Inc.*	50	265
Young Innovations, Inc.	9	257
Biotime, Inc.*	50	256
Pozen, Inc.*	60	252
Synta Pharmaceuticals Corp.*	50	251
Albany Molecular Research, Inc.*	50	240
PharmAthene, Inc.*	80	235
BioCryst Pharmaceuticals, Inc.*	60	229
Biospecifics Technologies Corp.*	10	224
Cynosure, Inc. — Class A*	17	206
BioMimetic Therapeutics, Inc.*	40	205
GTx, Inc.*	40	192
Alliance HealthCare Services, Inc.*	50	190
ePocrates, Inc.*	10	184
Cornerstone Therapeutics, Inc.*	20	179
Amicus Therapeutics, Inc.*	30	178
Cleveland Biolabs, Inc.*	50	170
Fluidigm Corp.*	10	168
BG Medicine, Inc.*	20	159
DynaVox, Inc. — Class A*	20	152
Lannett Company, Inc.*	30	149
Bacterin International Holdings, Inc.*	50	142
Alimera Sciences, Inc.*	16	130
Anacor Pharmaceuticals, Inc.*	20	129
Sunesis Pharmaceuticals, Inc.*	60	125
Pacira Pharmaceuticals, Inc.*	10	120
Neostem, Inc.*	80	118
Orexigen Therapeutics, Inc.*	70	111
Transcept Pharmaceuticals, Inc.*	10	109
Sucampo Pharmaceuticals, Inc. — Class A*	26	107
Pernix Therapeutics Holdings*	10	85
Zogenix, Inc.*	20	80
Trius Therapeutics, Inc.*	10	79
Acura Pharmaceuticals, Inc.*	19	74

Total Health Care		335,082

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Energy - 0.8%
Lufkin Industries, Inc.	68	$5,851
Berry Petroleum Co. — Class A	110	5,844
Complete Production Services, Inc.*	170	5,671
Rosetta Resources, Inc.*	110	5,669
World Fuel Services Corp.	150	5,389
Energy XXI Bermuda Ltd.*	156	5,182
Key Energy Services, Inc.*	270	4,860
Dril-Quip, Inc.*	70	4,748
CVR Energy, Inc.*	192	4,727
Bill Barrett Corp.*	100	4,635
Patriot Coal Corp.*	200	4,452
Bristow Group, Inc.	80	4,082
McMoRan Exploration Co.*	210	3,881
Oasis Petroleum, Inc.*	130	3,858
Helix Energy Solutions Group, Inc.*	230	3,809
Swift Energy Co.*	90	3,354
Stone Energy Corp.*	109	3,313
Carrizo Oil & Gas, Inc.*	78	3,257
Northern Oil and Gas, Inc.*	144	3,190
Comstock Resources, Inc.*	100	2,879
Golar LNG Ltd.	80	2,791
Exterran Holdings, Inc.*	140	2,776
Cloud Peak Energy, Inc.*	130	2,769
ION Geophysical Corp.*	280	2,649
Gulfport Energy Corp.*	84	2,494
SemGroup Corp. — Class A*	90	2,310
Nordic American Tanker Shipping Ltd.	100	2,274
Kodiak Oil & Gas Corp.*	390	2,250
Gulfmark Offshore, Inc. — Class A*	49	2,165
Tetra Technologies, Inc.*	170	2,164
Western Refining, Inc.*	109	1,970
W&T Offshore, Inc.	70	1,828
Ship Finance International Ltd.	100	1,802
Pioneer Drilling Co.*	118	1,798
Contango Oil & Gas Co.*	30	1,753
Apco Oil and Gas International, Inc.	20	1,739
Newpark Resources, Inc.*	190	1,723
James River Coal Co.*	80	1,666
Frontline Ltd.	110	1,621
Resolute Energy Corp.*	100	1,616
Magnum Hunter Resources Corp.*	239	1,616
Basic Energy Services, Inc.*	50	1,573
Overseas Shipholding Group, Inc.	58	1,563
ATP Oil & Gas Corp.*	100	1,531
Clean Energy Fuels Corp.*	114	1,499
Petroleum Development Corp.*	50	1,495
Parker Drilling Co.*	250	1,463
Hyperdynamics Corp.*	330	1,419
Cheniere Energy, Inc.*	152	1,392
Hercules Offshore, Inc.*	250	1,378
Hornbeck Offshore Services, Inc.*	50	1,375
Targa Resources Corp.	40	1,338
Penn Virginia Corp.	100	1,321
Cal Dive International, Inc.*	210	1,256
Global Industries Ltd.*	220	1,206
Approach Resources, Inc.*	52	1,179
Tesco Corp.*	60	1,165
Endeavour International Corp.*	76	1,145
Amyris, Inc.*	40	1,124
Goodrich Petroleum Corp.*	60	1,105
Crosstex Energy, Inc.	90	1,071
Knightsbridge Tankers Ltd.	48	1,057
OYO Geospace Corp.*	10	1,000
FX Energy, Inc.*	106	931
Energy Partners Ltd.*	60	889
Georesources, Inc.*	38	855
Rex Energy Corp.*	83	852
Teekay Tankers Ltd. — Class A	90	846
Petroquest Energy, Inc.*	120	842
Gulf Island Fabrication, Inc.	26	839
USEC, Inc.*	250	835
Harvest Natural Resources, Inc.*	69	761
Venoco, Inc.*	59	752
Matrix Service Co.*	56	749
Global Geophysical Services, Inc.*	41	730
Houston American Energy Corp.	40	725
BPZ Resources, Inc.*	216	708
Vantage Drilling Co.*	379	690
Abraxas Petroleum Corp.*	180	689
Willbros Group, Inc.*	80	683
Dawson Geophysical Co.*	20	683
Vaalco Energy, Inc.*	109	656
PHI, Inc.*	30	652
Clayton Williams Energy, Inc.*	10	600
Panhandle Oil and Gas, Inc. — Class A	20	590
Triangle Petroleum Corp.*	90	581
GMX Resources, Inc.*	130	579
Warren Resources, Inc.*	150	572
Callon Petroleum Co.*	79	555
Scorpio Tankers, Inc.*	54	539
DHT Holdings, Inc.	136	521
Rentech, Inc.*	476	505
Delek US Holdings, Inc.	30	471
Uranium Energy Corp.*	153	468
Miller Energy Resources, Inc.*	72	461
Solazyme, Inc.*	20	459
Natural Gas Services Group, Inc.*	28	452
Green Plains Renewable Energy, Inc.*	40	432
Uranerz Energy Corp.*	140	423
Gastar Exploration Ltd.*	116	398
Westmoreland Coal Co.*	20	355
Ur-Energy, Inc.*	220	352
Mitcham Industries, Inc.*	20	346
General Maritime Corp.	251	339
Uranium Resources, Inc.*	200	334
Union Drilling, Inc.*	30	309
Zion Oil & Gas, Inc.*	50	297
Voyager Oil & Gas, Inc.*	100	297
Syntroleum Corp.*	165	243
L&L Energy, Inc.*	46	236
Alon USA Energy, Inc.	19	214
Evolution Petroleum Corp.*	30	213
Crimson Exploration, Inc.*	50	178
CAMAC Energy, Inc.*	130	173
RigNet, Inc.*	10	170
Geokinetics, Inc.*	20	158
Gevo, Inc.*	10	157
Hallador Energy Co.	6	58

Total Energy		189,482

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Materials - 0.5%
Stillwater Mining Co.*	218	$4,798
Hecla Mining Co.*	600	4,614
Coeur d’Alene Mines Corp.*	190	4,609
Sensient Technologies Corp.	110	4,078
Olin Corp.	170	3,852
Chemtura Corp.*	210	3,822
NewMarket Corp.	20	3,414
Thompson Creek Metals Company, Inc.*	330	3,293
Globe Specialty Metals, Inc.	142	3,184
PolyOne Corp.	200	3,094
OM Group, Inc.*	70	2,845
Eagle Materials, Inc.	100	2,787
Worthington Industries, Inc.	120	2,772
Kraton Performance Polymers, Inc.*	70	2,742
HB Fuller Co.	110	2,686
Minerals Technologies, Inc.	40	2,652
Balchem Corp.	59	2,583
Ferro Corp.*	190	2,554
Buckeye Technologies, Inc.	90	2,428
Innophos Holdings, Inc.	49	2,391
RTI International Metals, Inc.*	60	2,302
Louisiana-Pacific Corp.*	280	2,279
Schweitzer-Mauduit International, Inc.	40	2,246
Kaiser Aluminum Corp.	40	2,185
Calgon Carbon Corp.*	120	2,040
Texas Industries, Inc.	46	1,915
AMCOL International Corp.	50	1,908
Haynes International, Inc.	30	1,858
Graphic Packaging Holding Co.*	340	1,850
A. Schulman, Inc.	70	1,763
Arch Chemicals, Inc.	50	1,722
Century Aluminum Co.*	110	1,721
Boise, Inc.	218	1,698
Georgia Gulf Corp.*	70	1,690
Innospec, Inc.*	50	1,681
LSB Industries, Inc.*	36	1,545
PH Glatfelter Co.	99	1,523
Koppers Holdings, Inc.	40	1,517
Gold Resource Corp.*	60	1,496
Stepan Co.	20	1,418
US Gold Corp.*	235	1,417
Clearwater Paper Corp.*	20	1,366
Materion Corp.*	36	1,331
KapStone Paper and Packaging Corp.*	80	1,326
Graham Packaging Company, Inc.*	50	1,261
Golden Star Resources Ltd.*	560	1,232
Horsehead Holding Corp.*	90	1,199
TPC Group, Inc.*	30	1,177
Quaker Chemical Corp.	27	1,161
Deltic Timber Corp.	20	1,074
Zep, Inc.	50	945
Flotek Industries, Inc.*	110	937
Jaguar Mining, Inc.*	180	860
STR Holdings, Inc.*	57	850
Paramount Gold and Silver Corp.*	250	815
Noranda Aluminum Holding Corp.*	53	802
Universal Stainless & Alloy*	16	748
Wausau Paper Corp.	110	741
Hawkins, Inc.	20	724
Myers Industries, Inc.	70	720
American Vanguard Corp.	55	713
Omnova Solutions, Inc.*	98	682
AM Castle & Co.*	40	664
Neenah Paper, Inc.	30	638
Zoltek Companies, Inc.*	60	632
General Moly, Inc.*	140	624
Olympic Steel, Inc.	20	551
Zagg, Inc.*	40	536
Golden Minerals Co.*	30	533
FutureFuel Corp.	40	484
Senomyx, Inc.*	86	442
Vista Gold Corp.*	150	425
United States Lime & Minerals, Inc.*	10	410
Spartech Corp.*	67	408
Headwaters, Inc.*	129	404
Landec Corp.*	60	396
KMG Chemicals, Inc.	20	337
Midway Gold Corp.*	170	333
Metals USA Holdings Corp.*	20	298
AEP Industries, Inc.*	10	292
Revett Minerals, Inc.*	50	226
US Energy Corp.*	50	214
NL Industries, Inc.	10	184
Chase Corp.	10	168
Handy & Harman Ltd.*	10	154
Verso Paper Corp.*	26	70

Total Materials		133,059

Consumer Staples - 0.4%
Ruddick Corp.	108	4,702
Nu Skin Enterprises, Inc. — Class A	125	4,694
Darling International, Inc.*	246	4,354
United Natural Foods, Inc.*	100	4,267
TreeHouse Foods, Inc.*	78	4,260
Diamond Foods, Inc.	48	3,664
Casey’s General Stores, Inc.	80	3,520
Hain Celestial Group, Inc.*	80	2,669
Sanderson Farms, Inc.	50	2,389
Fresh Market, Inc.*	60	2,321
Lancaster Colony Corp.	36	2,190
Snyders-Lance, Inc.	100	2,163
Fresh Del Monte Produce, Inc.	79	2,107
B&G Foods, Inc. — Class A	100	2,062
Pricesmart, Inc.	40	2,049
Universal Corp.	50	1,883
Boston Beer Company, Inc. — Class A*	20	1,792
Central European Distribution Corp.*	160	1,792
Vector Group Ltd.	99	1,761
Rite Aid Corp.*	1,273	1,693
Andersons, Inc.	37	1,563
WD-40 Co.	40	1,562
J&J Snack Foods Corp.	30	1,496
Tootsie Roll Industries, Inc.	50	1,463
Elizabeth Arden, Inc.*	50	1,451
Prestige Brands Holdings, Inc.*	107	1,374
Chiquita Brands International, Inc.*	100	1,302
Spectrum Brands Holdings, Inc.*	40	1,280
Heckmann Corp.*	200	1,208

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Dole Food Company, Inc.*	80	$1,082
Nash Finch Co.	30	1,074
Star Scientific, Inc.*	231	1,039
Central Garden and Pet Co. — Class A*	100	1,015
Winn-Dixie Stores, Inc.*	120	1,014
Pantry, Inc.*	50	940
Spartan Stores, Inc.	48	937
Cal-Maine Foods, Inc.	27	863
Weis Markets, Inc.	20	815
Medifast, Inc.*	30	712
Coca-Cola Bottling Company Consolidated	10	677
Smart Balance, Inc.*	130	673
Calavo Growers, Inc.	30	632
Inter Parfums, Inc.	27	622
Alliance One International, Inc.*	190	614
Imperial Sugar Co.	30	600
Pilgrim’s Pride Corp.*	110	595
Omega Protein Corp.*	40	552
Limoneira Co.	20	452
Seneca Foods Corp. — Class A*	17	435
Primo Water Corp.*	30	432
Ingles Markets, Inc. — Class A	26	430
Nature’s Sunshine Products, Inc.*	20	390
Synutra International, Inc.*	37	363
Revlon, Inc. — Class A*	20	336
Griffin Land & Nurseries, Inc.	10	325
Susser Holdings Corp.*	20	314
USANA Health Sciences, Inc.*	10	313
Nutraceutical International Corp.*	20	308
National Beverage Corp.	20	293
Schiff Nutrition International, Inc.	26	291
MGP Ingredients, Inc.	30	261
Oil-Dri Corporation of America	10	214
Female Health Co.	39	195
Village Super Market, Inc. — Class A	7	194
Craft Brewers Alliance, Inc.*	20	172
Alico, Inc.	6	154
Harbinger Group, Inc.*	20	122
Farmer Brothers Co.	10	101
Lifeway Foods, Inc.*	8	89

Total Consumer Staples		89,671

Utilities - 0.4%
Nicor, Inc.	100	5,474
Piedmont Natural Gas Company, Inc.	150	4,539
Cleco Corp.	129	4,496
IDACORP, Inc.	110	4,345
WGL Holdings, Inc.	110	4,234
Portland General Electric Co.	160	4,045
New Jersey Resources Corp.	90	4,015
Southwest Gas Corp.	97	3,745
UIL Holdings Corp.	107	3,461
South Jersey Industries, Inc.	60	3,259
PNM Resources, Inc.	190	3,181
Avista Corp.	120	3,083
Unisource Energy Corp.	80	2,986
El Paso Electric Co.	90	2,907
Allete, Inc.	70	2,873
Northwest Natural Gas Co.	60	2,708
NorthWestern Corp.	80	2,649
Black Hills Corp.	80	2,407
Atlantic Power Corp.	150	2,283
MGE Energy, Inc.	50	2,026
Laclede Group, Inc.	50	1,891
Otter Tail Corp.	80	1,688
Empire District Electric Co.	87	1,676
California Water Service Group	88	1,646
CH Energy Group, Inc.	30	1,598
American States Water Co.	40	1,386
Dynegy, Inc. — Class A*	220	1,362
Central Vermont Public Service Corp.	30	1,085
Ormat Technologies, Inc.	40	880
SJW Corp.	30	727
Chesapeake Utilities Corp.	17	681
Middlesex Water Co.	30	557
Unitil Corp.	20	526
Connecticut Water Service, Inc.	20	512
York Water Co.	26	430
Cadiz, Inc.*	30	326
Pennichuck Corp.	10	287
Consolidated Water Company Ltd.	30	279
Artesian Resources Corp. — Class A	10	180

Total Utilities		86,433

Telecommunication Services - 0.1%
AboveNet, Inc.	49	3,453
Global Crossing, Ltd.*	70	2,687
Leap Wireless International, Inc.*	130	2,110
Cogent Communications Group, Inc.*	100	1,701
Cincinnati Bell, Inc.*	430	1,428
Vonage Holdings Corp.*	300	1,323
PAETEC Holding Corp.*	270	1,293
NTELOS Holdings Corp.	60	1,225
Neutral Tandem, Inc.*	70	1,219
Consolidated Communications Holdings, Inc.	56	1,089
General Communication, Inc. — Class A*	90	1,086
ICO Global Communications Holdings Ltd.*	326	903
Alaska Communications Systems Group, Inc.	100	887
Premiere Global Services, Inc.*	110	878
Shenandoah Telecommunications Co.	50	851
IDT Corp. — Class B	30	811
Cbeyond, Inc.*	60	794
Iridium Communications, Inc.*	90	778
Atlantic Tele-Network, Inc.	20	767
USA Mobility, Inc.	50	763
8x8, Inc.*	130	636
SureWest Communications	30	502
Fairpoint Communications, Inc.*	50	460
HickoryTech Corp.	30	356
Towerstream Corp.*	70	349
inContact, Inc.*	70	332
Globalstar, Inc.*	220	271

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
Boingo Wireless, Inc.*	10	$91

Total Telecommunication Services		29,043

Total Common Stocks (Cost $1,378,601)		2,673,160

WARRANTS†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	250	200

Total Warrants (Cost $—)		200

RIGHTS†† - 0.0%
BlueLinx Holdings, Inc.
Expires 07/22/11	20	3

Total Rights (Cost $6)		3

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 74.3%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$7,981,077	$7,981,077
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	6,877,019	6,877,019
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	2,447,363	2,447,363
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	491,984	491,984

Total Repurchase Agreements (Cost $17,797,443)		17,797,443

Total Investments - 85.4% (Cost $19,176,050)		$20,470,806

Other Assets, Less Liabilities - 14.6%		3,489,504

Total Net Assets - 100.0%		$23,960,310

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $907,060)	11	$10,963

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 Russell 2000 Index Swap, Terminating 07/27/11 [3] (Notional Value $30,888,526)	37,331	$749,658
Morgan Stanley Capital Services, Inc. July 2011 Russell 2000 Index Swap, Terminating 07/26/11 [3] (Notional Value $905,947)	1,095	32,925
Credit Suisse Capital, LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11 [3] (Notional Value $537,782)	650	4,892

(Total Notional Value $32,332,255)		$787,475

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2%
Financials - 1.9%
MFA Financial, Inc.	550	$4,422
CBL & Associates Properties, Inc.	226	4,097
Mid-America Apartment Communities, Inc.	60	4,048
SVB Financial Group*	67	4,001
BioMed Realty Trust, Inc.	200	3,848
American Campus Communities, Inc.	106	3,765
Hancock Holding Co.	120	3,718
Home Properties, Inc.	60	3,653
Highwoods Properties, Inc.	110	3,644
ProAssurance Corp.*	50	3,500
Tanger Factory Outlet Centers	130	3,480
Kilroy Realty Corp.	88	3,475
Signature Bank*	60	3,432
LaSalle Hotel Properties	130	3,424
Omega Healthcare Investors, Inc.	160	3,362
Hatteras Financial Corp.	117	3,303
Washington Real Estate Investment Trust	99	3,219
Extra Space Storage, Inc.	150	3,200
National Retail Properties, Inc.	130	3,186
Post Properties, Inc.	77	3,139
Entertainment Properties Trust	67	3,129
Alterra Capital Holdings Ltd.	140	3,122
Prosperity Bancshares, Inc.	70	3,067
Apollo Investment Corp.	300	3,063
Cash America International, Inc.	50	2,893
Starwood Property Trust, Inc.	140	2,871
Stifel Financial Corp.*	80	2,869
FirstMerit Corp.	170	2,807
DiamondRock Hospitality Co.	260	2,790
CNO Financial Group, Inc.*	340	2,689
Colonial Properties Trust	130	2,652
Portfolio Recovery Associates, Inc.*	30	2,544
First American Financial Corp.	160	2,504
Equity Lifestyle Properties, Inc.	40	2,498
Ezcorp, Inc. — Class A*	70	2,490
Trustmark Corp.	100	2,341
Delphi Financial Group, Inc. — Class A	80	2,337
Invesco Mortgage Capital, Inc.	110	2,324
Webster Financial Corp.	110	2,312
Iberiabank Corp.	40	2,306
Healthcare Realty Trust, Inc.	110	2,269
DuPont Fabros Technology, Inc.	90	2,268
Northwest Bancshares, Inc.	170	2,139
First Cash Financial Services, Inc.*	50	2,100
UMB Financial Corp.	50	2,094
Umpqua Holdings Corp.	180	2,083
FNB Corp.	197	2,039
Potlatch Corp.	57	2,010
Platinum Underwriters Holdings Ltd.	60	1,994
DCT Industrial Trust, Inc.	380	1,987
Westamerica Bancorporation	40	1,970
Cathay General Bancorp	120	1,967
Medical Properties Trust, Inc.	170	1,955
MF Global Holdings Ltd.*	248	1,920
Strategic Hotels & Resorts, Inc.*	270	1,912
RLI Corp.	30	1,858
PHH Corp.*	90	1,847
Redwood Trust, Inc.	120	1,814
Astoria Financial Corp.	140	1,791
National Health Investors, Inc.	40	1,777
Montpelier Re Holdings Ltd.	98	1,764
Knight Capital Group, Inc. — Class A*	160	1,763
Lexington Realty Trust	190	1,735
MGIC Investment Corp.*	290	1,725
First Financial Bankshares, Inc.	50	1,723
EastGroup Properties, Inc.	40	1,700
Sunstone Hotel Investors, Inc.*	180	1,669
Cypress Sharpridge Investments, Inc.	130	1,665
United Bankshares, Inc.	68	1,665
PS Business Parks, Inc.	30	1,653
Sovran Self Storage, Inc.	40	1,640
Old National Bancorp	150	1,620
BancorpSouth, Inc.	130	1,613
Wintrust Financial Corp.	50	1,609
Capstead Mortgage Corp.	120	1,608
Susquehanna Bancshares, Inc.	200	1,600
U-Store-It Trust	150	1,578
Pebblebrook Hotel Trust	78	1,575
Financial Engines, Inc.*	60	1,555
MB Financial, Inc.	80	1,539
Ocwen Financial Corp.*	120	1,531
Prospect Capital Corp.	150	1,516
Glimcher Realty Trust	159	1,511
National Penn Bancshares, Inc.	190	1,507
Two Harbors Investment Corp.	140	1,505
First Financial Bancorp	90	1,502
Anworth Mortgage Asset Corp.	200	1,502
Texas Capital Bancshares, Inc.*	58	1,498
Equity One, Inc.	80	1,491
Glacier Bancorp, Inc.	110	1,483
Solar Capital Ltd.	60	1,481
Symetra Financial Corp.	110	1,477
First Midwest Bancorp, Inc.	120	1,475
Dollar Financial Corp.*	67	1,451
Tower Group, Inc.	60	1,429
Community Bank System, Inc.	57	1,413
Franklin Street Properties Corp.	109	1,407
LTC Properties, Inc.	50	1,391
Pennsylvania Real Estate Investment Trust	88	1,382
First Industrial Realty Trust, Inc.*	120	1,374
Government Properties Income Trust	50	1,351
International Bancshares Corp.	80	1,338
Park National Corp.	20	1,317
World Acceptance Corp.*	20	1,311
Sterling Bancshares, Inc.	160	1,306
Selective Insurance Group, Inc.	80	1,302

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Financials - 1.9% (continued)
Provident Financial Services, Inc.	90	$1,289
CVB Financial Corp.	138	1,276
PrivateBancorp, Inc. — Class A	90	1,242
Hersha Hospitality Trust — Class A	220	1,225
Acadia Realty Trust	60	1,220
Cousins Properties, Inc.	140	1,196
Argo Group International Holdings Ltd.	40	1,189
First Potomac Realty Trust	77	1,179
optionsXpress Holdings, Inc.	70	1,168
Fifth Street Finance Corp.	100	1,160
Oritani Financial Corp.	90	1,151
American Equity Investment Life Holding Co.	90	1,144
iStar Financial, Inc.*	140	1,135
American Assets Trust, Inc.	50	1,123
KBW, Inc.	60	1,122
Sun Communities, Inc.	30	1,119
NBT Bancorp, Inc.	50	1,106
Primerica, Inc.	50	1,098
Infinity Property & Casualty Corp.	20	1,093
Pico Holdings, Inc.*	37	1,073
Greenlight Capital Re Ltd. — Class A*	40	1,052
Inland Real Estate Corp.	119	1,051
Enstar Group Ltd.*	10	1,045
Bank of the Ozarks, Inc.	20	1,041
Investors Real Estate Trust	120	1,039
Columbia Banking System, Inc.	60	1,033
PacWest Bancorp	50	1,028
Getty Realty Corp.	40	1,009
Employers Holdings, Inc.	60	1,006
FelCor Lodging Trust, Inc.*	188	1,002
CreXus Investment Corp.	90	1,000
Evercore Partners, Inc. — Class A	30	1,000
Cohen & Steers, Inc.	30	994
Investors Bancorp, Inc.*	70	994
Forestar Group, Inc.*	60	986
Associated Estates Realty Corp.	60	975
BlackRock Kelso Capital Corp.	108	969
MarketAxess Holdings, Inc.	38	952
Education Realty Trust, Inc.	110	943
Navigators Group, Inc.*	20	940
BGC Partners, Inc. — Class A	120	928
Compass Diversified Holdings	56	923
Encore Capital Group, Inc.*	30	922
First Commonwealth Financial Corp.	160	918
Amtrust Financial Services, Inc.	40	911
Colony Financial, Inc.	50	903
Horace Mann Educators Corp.	57	890
Radian Group, Inc.	210	888
Walter Investment Management Corp.	40	888
Nelnet, Inc. — Class A	40	882
Oriental Financial Group, Inc.	67	864
Chesapeake Lodging Trust	50	853
Credit Acceptance Corp.*	10	845
Investment Technology Group, Inc.*	60	841
Safety Insurance Group, Inc.	20	841
Brookline Bancorp, Inc.	90	834
Ashford Hospitality Trust, Inc.	67	834
State Bank Financial Corp.*	50	818
National Financial Partners Corp.*	70	808
Universal Health Realty Income Trust	20	800
Meadowbrook Insurance Group, Inc.	80	793
Independent Bank Corp.	30	787
WesBanco, Inc.	40	786
PennantPark Investment Corp.	70	785
Boston Private Financial Holdings, Inc.	119	783
Western Alliance Bancorporation*	110	781
Pinnacle Financial Partners, Inc.*	50	778
Simmons First National Corp. — Class A	30	770
HFF, Inc. — Class A*	50	755
Retail Opportunity Investments Corp.	70	753
Chemical Financial Corp.	40	750
Ramco-Gershenson Properties Trust	60	743
MCG Capital Corp.	120	730
Maiden Holdings Ltd.	80	728
Dime Community Bancshares, Inc.	50	727
Urstadt Biddle Properties, Inc. — Class A	40	724
Sandy Spring Bancorp, Inc.	40	720
Home Bancshares, Inc.	30	709
Hercules Technology Growth Capital, Inc.	67	705
RLJ Lodging Trust	40	695
Newcastle Investment Corp.	120	694
Banco Latinoamericano de Comercio Exterior S.A.	40	693
ViewPoint Financial Group	50	690
S&T Bancorp, Inc.	37	688
Resource Capital Corp.	108	683
Tejon Ranch Co.*	20	682
AMERISAFE, Inc.*	30	679
Flagstone Reinsurance Holdings S.A.	80	674
Berkshire Hills Bancorp, Inc.	30	672
Lakeland Financial Corp.	30	668
PennyMac Mortgage Investment Trust	40	663
City Holding Co.	20	661
First Financial Corp.	20	655
Flushing Financial Corp.	50	650
Campus Crest Communities, Inc.	50	647
FBL Financial Group, Inc. — Class A	20	643
Sterling Financial Corp.*	40	643
Duff & Phelps Corp. — Class A	50	641
First Busey Corp.	118	624

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Financials - 1.9% (continued)
Harleysville Group, Inc.	20	$623
Advance America Cash Advance Centers, Inc.	90	620
Virtus Investment Partners, Inc.*	10	607
Sabra Healthcare REIT, Inc.	36	602
Southside Bancshares, Inc.	30	595
NorthStar Realty Finance Corp.	147	592
ARMOUR Residential REIT, Inc.	80	588
Dynex Capital, Inc.	60	581
Renasant Corp.	40	580
Trustco Bank Corp.	118	578
Piper Jaffray Cos.*	20	576
SCBT Financial Corp.	20	574
Main Street Capital Corp.	30	568
Safeguard Scientifics, Inc.*	30	566
Oppenheimer Holdings, Inc. — Class A	20	564
Community Trust Bancorp, Inc.	20	554
Triangle Capital Corp.	30	554
Tower Bancorp, Inc.	20	548
Rockville Financial, Inc.	55	544
Artio Global Investors, Inc. — Class A	48	542
CapLease, Inc.	110	540
Cardinal Financial Corp.	49	537
TowneBank	40	535
MVC Capital, Inc.	40	529
Banner Corp.	30	525
Bancorp, Inc.*	50	522
United Fire & Casualty Co.	30	521
Monmouth Real Estate Investment Corp. — Class A	61	515
Hilltop Holdings, Inc.*	57	504
West Coast Bancorp*	30	503
Provident New York Bancorp	60	502
GFI Group, Inc.	109	500
Netspend Holdings, Inc.*	50	500
Coresite Realty Corp.	30	492
Kennedy-Wilson Holdings, Inc.	40	490
Arrow Financial Corp.	20	489
StellarOne Corp.	40	484
International. FCStone, Inc.*	20	484
Apollo Commercial Real Estate Finance, Inc.	30	484
Winthrop Realty Trust	40	478
Sterling Bancorp	50	475
Nara Bancorp, Inc.*	58	472
Univest Corporation of Pennsylvania	30	469
Hudson Pacific Properties, Inc.	30	466
SY Bancorp, Inc.	20	465
Cedar Shopping Centers, Inc.	90	463
GAMCO Investors, Inc. — Class A	10	463
United Financial Bancorp, Inc.	30	463
Parkway Properties, Inc.	27	461
Washington Trust Bancorp, Inc.	20	459
Summit Hotel Properties, Inc.	40	454
Bancorp Rhode Island, Inc.	10	453
TICC Capital Corp.	47	451
Kite Realty Group Trust	90	448
Agree Realty Corp.	20	447
Global Indemnity plc — Class A*	20	444
Phoenix Companies, Inc.*	180	443
Farmer Mac — Class C	20	442
Calamos Asset Management, Inc. — Class A	30	436
NewStar Financial, Inc.*	40	427
Northfield Bancorp, Inc.	30	422
Cogdell Spencer, Inc.	70	419
FPIC Insurance Group, Inc.*	10	417
1st Source Corp.	20	415
Territorial Bancorp, Inc.	20	414
Beneficial Mutual Bancorp, Inc.*	50	411
Citizens, Inc.*	60	409
Bryn Mawr Bank Corp.	20	405
OneBeacon Insurance Group, Ltd. — Class A	30	402
eHealth, Inc.*	30	401
Eagle Bancorp, Inc.*	30	399
Republic Bancorp, Inc. — Class A	20	398
WSFS Financial Corp.	10	396
Saul Centers, Inc.	10	394
Tompkins Financial Corp.	10	392
Doral Financial Corp.*	200	392
Bancfirst Corp.	10	386
American Safety Insurance Holdings Ltd.*	20	383
Westwood Holdings Group, Inc.	10	381
Center Financial Corp.*	60	381
Great Southern Bancorp, Inc.	20	379
RAIT Financial Trust	180	378
Cowen Group, Inc. — Class A*	100	376
Union First Market Bankshares Corp.	30	365
First Merchants Corp.	40	358
Epoch Holding Corp.	20	357
Flagstar Bancorp, Inc.*	300	357
Ameris Bancorp	40	355
Bank of Marin Bancorp	10	354
State Auto Financial Corp.	20	349
Centerstate Banks, Inc.	50	346
Penns Woods Bancorp, Inc.	10	344
German American Bancorp, Inc.	20	332
Excel Trust, Inc.	30	331
Home Federal Bancorp, Inc.	30	330
Financial Institutions, Inc.	20	328
Camden National Corp.	10	328
CoBiz Financial, Inc.	50	327
Westfield Financial, Inc.	40	325
Chatham Lodging Trust	20	322
Pacific Capital Bancorp North America*	10	318
Arlington Asset Investment Corp. — Class A	10	314
Presidential Life Corp.	30	313
Abington Bancorp, Inc.	30	313

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Financials - 1.9% (continued)
Kansas City Life Insurance Co.	10	$312
Hudson Valley Holding Corp.	16	309
One Liberty Properties, Inc.	20	309
Alliance Financial Corp.	10	305
Imperial Holdings, Inc.*	30	305
Citizens & Northern Corp.	20	301
Stewart Information Services Corp.	30	301
SWS Group, Inc.	50	299
Lakeland Bancorp, Inc.	30	299
OmniAmerican Bancorp, Inc.*	20	299
Golub Capital BDC, Inc.	20	299
FXCM, Inc. — Class A	30	298
SeaBright Holdings, Inc.	30	297
United Community Banks, Inc.*	28	296
First Interstate Bancsystem, Inc. — Class A	20	295
First Defiance Financial Corp.	20	294
Southwest Bancorp, Inc.	30	294
Trico Bancshares	20	292
Heartland Financial USA, Inc.	20	291
Consolidated-Tomoka Land Co.	10	286
Crawford & Co. — Class B	40	283
First Community Bancshares, Inc.	20	280
Central Pacific Financial Corp.*	20	280
Suffolk Bancorp	20	279
First of Long Island Corp.	10	279
CNB Financial Corp.	20	278
Gladstone Capital Corp.	30	277
Pacific Continental Corp.	30	274
FBR & Co.*	80	272
Fox Chase Bancorp, Inc.	20	271
Enterprise Financial Services Corp.	20	271
First Financial Holdings, Inc.	30	269
State Bancorp, Inc.	20	267
Walker & Dunlop, Inc.*	20	266
Century Bancorp, Inc. — Class A	10	265
Wilshire Bancorp, Inc.	90	265
Washington Banking Co.	20	264
Mission West Properties, Inc.	30	263
Orrstown Financial Services, Inc.	10	263
OceanFirst Financial Corp.	20	259
Heritage Financial Corp.	20	259
Bank Mutual Corp.	70	257
Hanmi Financial Corp.*	240	257
Harris & Harris Group, Inc.*	50	257
PMI Group, Inc.*	238	255
BankFinancial Corp.	30	254
National Bankshares, Inc.	10	250
MainSource Financial Group, Inc.	30	249
1st United Bancorp, Inc.*	40	249
ESSA Bancorp, Inc.	20	248
NGP Capital Resources Co.	30	246
STAG Industrial, Inc.	20	245
Merchants Bancshares, Inc.	10	245
Franklin Financial Corp.*	20	241
Gleacher & Company, Inc.*	118	241
Kohlberg Capital Corp.	30	238
Nicholas Financial, Inc.*	20	238
Edelman Financial Group, Inc.	30	237
Virginia Commerce Bancorp, Inc.*	40	236
Medley Capital Corp.	20	235
Ladenburg Thalmann Financial Services, Inc.*	170	235
Baldwin & Lyons, Inc. — Class B	10	232
National Interstate Corp.	10	229
MPG Office Trust, Inc.*	80	229
Metro Bancorp, Inc.*	20	228
Sierra Bancorp	20	226
Peoples Bancorp, Inc.	20	225
Bank of Kentucky Financial Corp.	10	223
Sun Bancorp, Inc.*	60	219
Gladstone Investment Corp.	30	214
UMH Properties, Inc.	20	214
Bridge Bancorp, Inc.	10	213
Primus Guaranty Ltd.*	40	210
Center Bancorp, Inc.	20	209
ESB Financial Corp.	16	207
Capital City Bank Group, Inc.	20	205
First Bancorp	20	205
Cape Bancorp, Inc.*	20	200
Park Sterling Corp.*	40	198
Hampton Roads Bankshares, Inc.*	20	198
Medallion Financial Corp.	20	195
EMC Insurance Group, Inc.	10	191
Kearny Financial Corp.	20	182
Ames National Corp.	10	182
Solar Senior Capital Ltd.	10	179
West Bancorporation, Inc.	20	176
Gladstone Commercial Corp.	10	173
Terreno Realty Corp.	10	170
Seacoast Banking Corporation of Florida*	110	165
Taylor Capital Group, Inc.*	20	163
Hallmark Financial Services*	20	157
First Marblehead Corp.*	87	154
Heritage Commerce Corp.*	30	153
Avatar Holdings, Inc.*	10	152
Enterprise Bancorp, Inc.	10	151
First Bancorp, Inc.	10	149
First Pactrust Bancorp, Inc.	10	149
BofI Holding, Inc.*	10	144
JMP Group, Inc.	20	141
Universal Insurance Holdings, Inc.	30	140
CIFC Deerfield Corp.*	20	137
Meridian Interstate Bancorp, Inc.*	10	137
Midsouth Bancorp, Inc.	10	136
THL Credit, Inc.	10	130
Donegal Group, Inc. — Class A	10	128
Whitestone REIT — Class B	10	127
New Mountain Finance Corp.*	10	127
Marlin Business Services Corp.*	10	126
Encore Bancshares, Inc.*	10	120
Bridge Capital Holdings*	10	111
Clifton Savings Bancorp, Inc.	10	110
Roma Financial Corp.	10	105
Independence Holding Co.	10	104
Cascade Bancorp*	10	101
Charter Financial Corp.	10	99

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Financials - 1.9% (continued)
Fortegra Financial Corp.*	10	$78
Capital Bank Corp.*	20	70
Gain Capital Holdings, Inc.*	10	68
Pzena Investment Management, Inc. — Class A	10	57

Total Financials		396,984

Information Technology - 1.7%
Netlogic Microsystems, Inc.*	112	4,527
Parametric Technology Corp.*	190	4,357
Jack Henry & Associates, Inc.	130	3,901
ADTRAN, Inc.	100	3,871
Aruba Networks, Inc.*	130	3,842
QLIK Technologies, Inc.*	110	3,747
SuccessFactors, Inc.*	122	3,587
Concur Technologies, Inc.*	70	3,505
Cavium, Inc.*	79	3,444
OpenTable, Inc.*	40	3,325
Anixter International, Inc.	50	3,267
CACI International, Inc. — Class A*	50	3,154
Omnivision Technologies, Inc.*	90	3,133
CommVault Systems, Inc.*	70	3,111
Hittite Microwave Corp.*	50	3,096
Wright Express Corp.*	57	2,968
Veeco Instruments, Inc.*	60	2,905
Lawson Software, Inc.*	258	2,895
InterDigital, Inc.	70	2,860
SAVVIS, Inc.*	70	2,767
Semtech Corp.*	100	2,734
Microsemi Corp.*	130	2,665
TriQuint Semiconductor, Inc.*	260	2,649
RF Micro Devices, Inc.*	430	2,632
Viasat, Inc.*	60	2,596
Plantronics, Inc.	70	2,557
Sapient Corp.*	170	2,555
Netgear, Inc.*	58	2,536
Finisar Corp.*	140	2,524
MAXIMUS, Inc.	30	2,482
Cymer, Inc.*	50	2,475
Progress Software Corp.*	100	2,413
SolarWinds, Inc.*	90	2,353
Littelfuse, Inc.	40	2,349
FEI Co.*	60	2,291
Quest Software, Inc.*	100	2,273
Aspen Technology, Inc.*	130	2,233
Taleo Corp. — Class A*	60	2,222
Coherent, Inc.*	40	2,211
Arris Group, Inc.*	190	2,206
Rambus, Inc.*	150	2,202
Convergys Corp.*	160	2,182
Ultimate Software Group, Inc.*	40	2,177
Blackboard, Inc.*	50	2,169
JDA Software Group, Inc.*	70	2,162
Entegris, Inc.*	210	2,125
MKS Instruments, Inc.	80	2,114
Universal Display Corp.*	60	2,105
SRA International, Inc. — Class A*	68	2,103
Plexus Corp.*	60	2,089
Ancestry.com, Inc.*	50	2,070
Cognex Corp.	57	2,020
ValueClick, Inc.*	120	1,992
j2 Global Communications, Inc.*	70	1,976
TiVo, Inc.*	189	1,945
Blackbaud, Inc.	70	1,940
Digital River, Inc.*	60	1,930
Mentor Graphics Corp.*	150	1,921
Cabot Microelectronics Corp.*	40	1,859
Fair Isaac Corp.	60	1,812
Integrated Device Technology, Inc.*	230	1,808
Mantech International Corp. — Class A	40	1,777
Acxiom Corp.*	135	1,770
VirnetX Holding Corp.*	60	1,736
Unisys Corp.*	67	1,722
ACI Worldwide, Inc.*	50	1,689
Take-Two Interactive Software, Inc.*	110	1,681
Cardtronics, Inc.*	70	1,641
MicroStrategy, Inc. — Class A*	10	1,627
Cirrus Logic, Inc.*	100	1,590
NetSuite, Inc.*	40	1,568
Websense, Inc.*	60	1,558
Spansion, Inc. — Class A*	80	1,542
Power Integrations, Inc.	40	1,537
Blue Coat Systems, Inc.*	70	1,530
BroadSoft, Inc.*	40	1,525
Benchmark Electronics, Inc.*	90	1,485
L-1 Identity Solutions, Inc.*	120	1,410
Advent Software, Inc.*	50	1,409
RealD, Inc.*	60	1,403
Pegasystems, Inc.	30	1,397
Loral Space & Communications, Inc.*	20	1,389
DealerTrack Holdings, Inc.*	60	1,377
Tessera Technologies, Inc.*	80	1,371
Rofin-Sinar Technologies, Inc.*	40	1,366
Scansource, Inc.*	36	1,349
NIC, Inc.	100	1,346
Sanmina-SCI Corp.*	130	1,343
Tyler Technologies, Inc.*	50	1,339
RealPage, Inc.*	50	1,323
FARO Technologies, Inc.*	30	1,314
Diodes, Inc.*	50	1,305
Earthlink, Inc.	169	1,300
RightNow Technologies, Inc.*	40	1,296
comScore, Inc.*	50	1,295
Harmonic, Inc.*	179	1,294
OSI Systems, Inc.*	30	1,290
Synaptics, Inc.*	50	1,287
DG FastChannel, Inc.*	40	1,282
TTM Technologies, Inc.*	80	1,282
Calix, Inc.*	61	1,270
Synchronoss Technologies, Inc.*	40	1,269
Constant Contact, Inc.*	50	1,269
SYNNEX Corp.*	40	1,268
Radiant Systems, Inc.*	60	1,254

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Information Technology - 1.7% (continued)
Netscout Systems, Inc.*	60	$1,253
Insight Enterprises, Inc.*	70	1,240
Heartland Payment Systems, Inc.	60	1,236
Bottomline Technologies, Inc.*	50	1,235
Euronet Worldwide, Inc.*	80	1,233
Kulicke & Soffa Industries, Inc.*	110	1,225
Ceva, Inc.*	40	1,218
DTS, Inc.*	30	1,216
Ultratech, Inc.*	40	1,215
Electronics for Imaging, Inc.*	70	1,205
Sourcefire, Inc.*	40	1,189
Emulex Corp.*	138	1,187
Syntel, Inc.	20	1,182
Lattice Semiconductor Corp.*	180	1,174
LogMeIn, Inc.*	30	1,157
Entropic Communications, Inc.*	130	1,156
Quantum Corp.*	350	1,155
LivePerson, Inc.*	80	1,131
Comtech Telecommunications Corp.	40	1,122
Verint Systems, Inc.*	30	1,111
Infinera Corp.*	159	1,099
Brooks Automation, Inc.*	100	1,086
Dice Holdings, Inc.*	80	1,082
Standard Microsystems Corp.*	40	1,080
Checkpoint Systems, Inc.*	60	1,073
Sonus Networks, Inc.*	330	1,069
Newport Corp.*	58	1,054
Manhattan Associates, Inc.*	30	1,033
ATMI, Inc.*	50	1,022
STEC, Inc.*	60	1,021
Stratasys, Inc.*	30	1,011
Kemet Corp.*	70	1,000
Intermec, Inc.*	90	994
Advanced Energy Industries, Inc.*	67	991
Amkor Technology, Inc.*	160	987
Volterra Semiconductor Corp.*	40	986
Avid Technology, Inc.*	50	942
Black Box Corp.	30	938
Mercury Computer Systems, Inc.*	50	934
Rogers Corp.*	20	924
CSG Systems International, Inc.*	50	924
Vocus, Inc.*	30	918
SMART Modular Technologies WWH, Inc.*	100	916
Tekelec*	100	913
Ebix, Inc.*	47	895
Brightpoint, Inc.*	110	892
Kenexa Corp.*	37	887
Applied Micro Circuits Corp.*	100	886
Hypercom Corp.*	90	885
iGate Corp.	54	881
Power-One, Inc.*	107	867
IntraLinks Holdings, Inc.*	50	864
Silicon Graphics International Corp.*	50	860
Monotype Imaging Holdings, Inc.*	60	848
Micrel, Inc.	80	846
United Online, Inc.	140	844
TeleTech Holdings, Inc.*	40	843
Park Electrochemical Corp.	30	839
MTS Systems Corp.	20	837
Opnet Technologies, Inc.	20	819
Magma Design Automation, Inc.*	100	799
SS&C Technologies Holdings, Inc.*	40	795
Silicon Image, Inc.*	120	775
Electro Scientific Industries, Inc.*	40	772
Monolithic Power Systems, Inc.*	50	771
Ixia*	60	768
Powerwave Technologies, Inc.*	260	767
Fabrinet*	30	728
KIT Digital, Inc.*	60	716
LTX-Credence Corp.*	80	715
ShoreTel, Inc.*	70	714
Measurement Specialties, Inc.*	20	714
EPIQ Systems, Inc.	50	711
Liquidity Services, Inc.*	30	708
Formfactor, Inc.*	78	707
Interactive Intelligence Group*	20	701
ICG Group, Inc.*	57	697
ExlService Holdings, Inc.*	30	693
Photronics, Inc.*	80	678
Methode Electronics, Inc.	58	673
Zoran Corp.*	80	672
Sycamore Networks, Inc.	30	667
TNS, Inc.*	40	664
EMS Technologies, Inc.*	20	659
Forrester Research, Inc.	20	659
Maxwell Technologies, Inc.*	40	648
Travelzoo, Inc.*	10	646
OCZ Technology Group, Inc.*	80	640
Accelrys, Inc.*	89	633
Web.com Group, Inc.*	50	616
Super Micro Computer, Inc.*	38	611
IXYS Corp.*	40	599
S1 Corp.*	80	598
Internap Network Services Corp.*	80	588
NVE Corp.*	10	585
Nanometrics, Inc.*	30	570
Oplink Communications, Inc.*	30	559
MIPS Technologies, Inc. — Class A*	80	553
LoopNet, Inc.*	30	551
Move, Inc.*	250	548
Aeroflex Holding Corp.*	30	545
Ciber, Inc.*	98	544
Daktronics, Inc.	50	539
TeleNav, Inc.*	30	532
Infospace, Inc.*	58	529
PROS Holdings, Inc.*	30	525
Cohu, Inc.	40	524
Inphi Corp.*	30	522
Digi International, Inc.*	40	520
QuinStreet, Inc.*	40	519
Oclaro, Inc.*	77	517
Electro Rent Corp.	30	514
Xyratex Ltd.*	50	513
Rubicon Technology, Inc.*	30	506
Rudolph Technologies, Inc.*	47	503

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Information Technology - 1.7% (continued)
VASCO Data Security International, Inc.*	40	$498
XO Group, Inc.*	50	498
Limelight Networks, Inc.*	107	488
CTS Corp.	50	483
GSI Group, Inc.*	40	482
Imation Corp.*	50	472
Kopin Corp.*	100	471
Globecomm Systems, Inc.*	30	467
Motricity, Inc.*	60	464
DemandTec, Inc.*	50	455
Extreme Networks*	140	454
Supertex, Inc.*	20	448
Envestnet, Inc.*	30	445
Gerber Scientific, Inc.*	40	445
ServiceSource International, Inc.*	20	444
RealNetworks, Inc.*	130	442
Bel Fuse, Inc. — Class B	20	434
Keynote Systems, Inc.	20	433
MoneyGram International, Inc.*	130	432
Seachange International, Inc.*	40	431
Echelon Corp.*	47	427
Anaren, Inc.*	20	425
AXT, Inc.*	50	424
Advanced Analogic Technologies, Inc.*	70	424
Perficient, Inc.*	40	410
Intevac, Inc.*	40	408
Symmetricom, Inc.*	70	408
THQ, Inc.*	110	398
Integrated Silicon Solution, Inc.*	40	387
Support.com, Inc.*	80	384
Zix Corp.*	100	384
Cray, Inc.*	60	384
Emcore Corp.*	140	384
Sigma Designs, Inc.*	50	382
Virtusa Corp.*	20	379
Ness Technologies, Inc.*	50	379
Cass Information Systems, Inc.	10	378
Mindspeed Technologies, Inc.*	47	376
Glu Mobile, Inc.*	70	369
Wave Systems Corp. — Class A*	130	367
Ultra Clean Holdings*	40	363
LeCroy Corp.*	30	361
Saba Software, Inc.*	40	361
Exar Corp.*	57	361
Pericom Semiconductor Corp.*	40	358
Echo Global Logistics, Inc.*	20	355
Aviat Networks, Inc.*	90	355
Cornerstone OnDemand, Inc.*	20	353
Active Network, Inc.*	20	352
Actuate Corp.*	60	351
Digimarc Corp.*	10	350
DSP Group, Inc.*	40	348
SciQuest, Inc.*	20	342
Immersion Corp.*	40	341
TeleCommunication Systems, Inc. — Class A*	70	338
Vishay Precision Group, Inc.*	20	338
American Software, Inc. — Class A	40	332
Rosetta Stone, Inc.*	20	323
Global Cash Access Holdings, Inc.*	100	318
Anadigics, Inc.*	97	311
Lionbridge Technologies, Inc.*	97	308
ModusLink Global Solutions, Inc.	68	305
Openwave Systems, Inc.*	130	298
Callidus Software, Inc.*	50	292
MoSys, Inc.*	50	288
Westell Technologies, Inc. — Class A*	80	286
Axcelis Technologies, Inc.*	170	279
Novatel Wireless, Inc.*	50	274
Richardson Electronics Ltd.	20	272
Stamps.com, Inc.	20	267
Marchex, Inc. — Class A	30	266
Pulse Electronics Corp.	60	265
Alpha & Omega Semiconductor Ltd.*	20	265
ePlus, Inc.*	10	264
Zygo Corp.*	20	264
Computer Task Group, Inc.*	20	263
Dot Hill Systems Corp.*	90	256
Hackett Group, Inc.*	50	255
Smith Micro Software, Inc.*	60	253
Renaissance Learning, Inc.	20	251
Agilysys, Inc.*	30	250
Integral Systems, Inc.*	20	243
Meru Networks, Inc.*	20	240
PLX Technology, Inc.*	67	232
NCI, Inc. — Class A*	10	227
Deltek, Inc.*	30	225
FalconStor Software, Inc.*	50	224
PDF Solutions, Inc.*	37	221
Mediamind Technologies, Inc.*	10	219
Radisys Corp.*	30	219
Convio, Inc.*	20	216
Multi-Fineline Electronix, Inc.*	10	216
GSI Technology, Inc.*	30	216
Procera Networks, Inc.*	20	215
PRGX Global, Inc.*	30	215
KVH Industries, Inc.*	20	213
Amtech Systems, Inc.*	10	206
X-Rite, Inc.*	40	199
SRS Labs, Inc.*	20	192
DDi Corp.	20	191
eMagin Corp.*	30	182
Communications Systems, Inc.	10	179
SPS Commerce, Inc.*	10	178
Responsys, Inc.*	10	177
MaxLinear, Inc. — Class A*	20	173
Guidance Software, Inc.*	20	163
Opnext, Inc.*	70	160
ORBCOMM, Inc.*	50	157
FSI International, Inc.*	57	156
BigBand Networks, Inc.*	70	152
TechTarget, Inc.*	20	151

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Information Technology - 1.7% (continued)
Identive Group, Inc.*	60	$139
Dynamics Research Corp.*	10	136
Demand Media, Inc.*	10	135
Rimage Corp.	10	134
Numerex Corp. — Class A*	10	97
Dialogic, Inc.*	20	90
PC Connection, Inc.*	10	83
Quepasa Corp.*	10	73
NeoPhotonics Corp.*	10	69
QAD, Inc. — Class A*	6	61
Ellie Mae, Inc.*	10	57
FriendFinder Networks, Inc.*	10	41
Stream Global Services, Inc.*	10	33

Total Information Technology		356,144

Industrials - 1.4%
Clean Harbors, Inc.*	40	4,130
Alaska Air Group, Inc.*	58	3,971
Acuity Brands, Inc.	70	3,905
Esterline Technologies Corp.*	50	3,820
CLARCOR, Inc.	80	3,782
Dollar Thrifty Automotive Group, Inc.*	50	3,687
Genesee & Wyoming, Inc. — Class A*	60	3,518
Woodward, Inc.	100	3,486
HEICO Corp.	60	3,284
Hexcel Corp.*	150	3,283
GT Solar International, Inc.*	202	3,272
Robbins & Myers, Inc.	60	3,171
Moog, Inc. — Class A*	70	3,046
Triumph Group, Inc.	30	2,987
EMCOR Group, Inc.*	100	2,931
Actuant Corp. — Class A	107	2,871
Teledyne Technologies, Inc.*	57	2,871
Middleby Corp.*	30	2,821
EnerSys*	80	2,754
Avis Budget Group, Inc.*	160	2,734
Watsco, Inc.	40	2,720
Chart Industries, Inc.*	50	2,699
FTI Consulting, Inc.*	70	2,656
Old Dominion Freight Line, Inc.*	70	2,611
Acacia Research — Acacia Technologies*	70	2,568
United Rentals, Inc.*	100	2,540
AO Smith Corp.	60	2,538
Applied Industrial Technologies, Inc.	70	2,493
United Stationers, Inc.	70	2,480
Belden, Inc.	70	2,440
Atlas Air Worldwide Holdings, Inc.*	40	2,380
CoStar Group, Inc.*	40	2,371
Herman Miller, Inc.	87	2,368
JetBlue Airways Corp.*	380	2,318
Geo Group, Inc.*	100	2,303
Curtiss-Wright Corp.	70	2,266
HUB Group, Inc. — Class A*	60	2,260
Brady Corp. — Class A	70	2,244
Mueller Industries, Inc.	59	2,237
US Airways Group, Inc.*	250	2,228
Tetra Tech, Inc.*	98	2,205
Corporate Executive Board Co.	48	2,095
Brink’s Co.	70	2,088
II-VI, Inc.*	80	2,048
Rollins, Inc.	100	2,038
Barnes Group, Inc.	80	1,985
Deluxe Corp.	80	1,977
Franklin Electric Company, Inc.	40	1,878
Kaydon Corp.	50	1,866
ABM Industries, Inc.	79	1,844
Simpson Manufacturing Company, Inc.	60	1,792
MasTec, Inc.*	90	1,775
Watts Water Technologies, Inc. — Class A	50	1,771
Werner Enterprises, Inc.	70	1,753
HNI Corp.	68	1,708
Titan International, Inc.	70	1,698
Forward Air Corp.	50	1,690
Raven Industries, Inc.	30	1,671
Swift Transportation Co. — Class A*	120	1,626
Healthcare Services Group, Inc.	100	1,625
Briggs & Stratton Corp.	80	1,589
USG Corp.*	110	1,577
Beacon Roofing Supply, Inc.*	69	1,575
AAR Corp.	58	1,571
Ceradyne, Inc.*	40	1,560
Quad	40	1,554
Korn*	70	1,539
Knight Transportation, Inc.	90	1,529
Orbital Sciences Corp.*	90	1,516
SYKES Enterprises, Inc.*	70	1,507
Mine Safety Appliances Co.	40	1,494
Interface, Inc. — Class A	77	1,491
ESCO Technologies, Inc.	40	1,472
Granite Construction, Inc.	60	1,472
EnPro Industries, Inc.*	30	1,442
Kaman Corp.	40	1,419
Knoll, Inc.	70	1,405
Blount International, Inc.*	80	1,398
3D Systems Corp.*	70	1,380
Lindsay Corp.	20	1,376
DigitalGlobe, Inc.*	54	1,372
Steelcase, Inc. — Class A	120	1,367
Heartland Express, Inc.	80	1,325
CIRCOR International, Inc.	30	1,285
RSC Holdings, Inc.*	107	1,280
Mobile Mini, Inc.*	60	1,271
Insituform Technologies, Inc. — Class A*	60	1,258
Skywest, Inc.	80	1,205
Tennant Co.	30	1,198
Insperity, Inc.	40	1,184
Advisory Board Co.*	20	1,158
RBC Bearings, Inc.*	30	1,133
Unifirst Corp.	20	1,124
McGrath Rentcorp	40	1,123

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Industrials - 1.4% (continued)
GeoEye, Inc.*	30	$1,122
Astec Industries, Inc.*	30	1,109
Aircastle Ltd.	87	1,107
Aerovironment, Inc.*	30	1,060
Albany International Corp. — Class A	40	1,056
TAL International Group, Inc.	30	1,036
Wabash National Corp.*	110	1,031
Cubic Corp.	20	1,020
G&K Services, Inc. — Class A	30	1,016
Sauer-Danfoss, Inc.*	20	1,008
Tutor Perini Corp.	52	997
Colfax Corp.*	40	992
Trimas Corp.*	40	990
Allegiant Travel Co. — Class A*	20	990
Quanex Building Products Corp.	60	983
TrueBlue, Inc.*	67	970
NACCO Industries, Inc. — Class A	10	968
Amerco, Inc.*	10	961
Altra Holdings, Inc.*	40	960
Sun Hydraulics Corp.	20	956
Mueller Water Products, Inc. — Class A	240	955
Rush Enterprises, Inc. — Class A*	50	952
Higher One Holdings, Inc.*	50	946
Arkansas Best Corp.	39	925
AZZ, Inc.	20	916
Layne Christensen Co.*	30	910
Huron Consulting Group, Inc.*	30	906
Exponent, Inc.*	20	870
Interline Brands, Inc.*	47	863
Resources Connection, Inc.	70	843
Dycom Industries, Inc.*	50	817
Navigant Consulting, Inc.*	77	808
American Science & Engineering, Inc.	10	800
Generac Holdings, Inc.*	40	776
John Bean Technologies Corp.	40	773
ICF International, Inc.*	30	761
Accuride Corp.*	60	758
A123 Systems, Inc.*	140	745
Badger Meter, Inc.	20	740
Swisher Hygiene, Inc.*	130	732
Encore Wire Corp.	30	727
Team, Inc.*	30	724
Universal Forest Products, Inc.	30	719
ACCO Brands Corp.*	90	707
Griffon Corp.*	70	706
MYR Group, Inc.*	30	702
SFN Group, Inc.*	77	700
Ennis, Inc.	40	696
Heidrick & Struggles International, Inc.	30	679
Tredegar Corp.	37	679
Viad Corp.	30	669
Kelly Services, Inc. — Class A*	40	660
Gorman-Rupp Co.	20	659
Ameron International Corp.	10	657
AAON, Inc.	30	655
Kforce, Inc.*	50	654
Federal Signal Corp.	98	643
Comfort Systems USA, Inc.	60	637
American Superconductor Corp.*	70	633
Kadant, Inc.*	20	630
EnerNOC, Inc.*	40	630
Textainer Group Holdings Ltd.	20	615
Standex International Corp.	20	613
PMFG, Inc.*	30	596
Greenbrier Companies, Inc.*	30	593
EnergySolutions, Inc.	120	593
Capstone Turbine Corp.*	380	581
GenCorp, Inc.*	90	578
Cenveo, Inc.*	90	576
Titan Machinery, Inc.*	20	576
Gibraltar Industries, Inc.*	50	566
On Assignment, Inc.*	57	560
H&E Equipment Services, Inc.*	40	560
Consolidated Graphics, Inc.*	10	549
Air Transport Services Group, Inc.*	80	548
Force Protection, Inc.*	110	546
CRA International, Inc.*	20	542
Columbus McKinnon Corp.*	30	539
Global Power Equipment Group, Inc.*	20	530
Commercial Vehicle Group, Inc.*	37	525
M&F Worldwide Corp.*	20	517
Primoris Services Corp.	40	516
US Ecology, Inc.	30	513
Apogee Enterprises, Inc.	40	512
FreightCar America, Inc.*	20	507
Great Lakes Dredge & Dock Corp.	90	502
Multi-Color Corp.	20	494
Trex Company, Inc.*	20	490
Kratos Defense & Security Solutions, Inc.*	40	486
Vicor Corp.	30	485
Furmanite Corp.*	60	476
Cascade Corp.	10	476
Douglas Dynamics, Inc.	30	474
American Railcar Industries, Inc.*	20	469
Houston Wire & Cable Co.	30	466
Hawaiian Holdings, Inc.*	80	456
RailAmerica, Inc.*	30	450
NN, Inc.*	30	449
Dynamic Materials Corp.	20	448
CBIZ, Inc.*	60	442
Marten Transport Ltd.	20	432
School Specialty, Inc.*	30	432
Ameresco, Inc. — Class A*	30	425
Dolan Co.*	50	424
Celadon Group, Inc.*	30	419
CAI International, Inc.*	20	413
Sterling Construction Company, Inc.*	30	413
Ducommun, Inc.	20	411
Taser International, Inc.*	90	409

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Industrials - 1.4% (continued)
Zipcar, Inc.*	20	$408
Graham Corp.	20	408
American Reprographics Co.*	57	403
Twin Disc, Inc.	10	386
Republic Airways Holdings, Inc.*	70	382
Insteel Industries, Inc.	30	376
Genco Shipping & Trading Ltd.*	50	376
Miller Industries, Inc.	20	374
Keyw Holding Corp.*	30	372
Xerium Technologies, Inc.*	20	371
Powell Industries, Inc.*	10	365
Lydall, Inc.*	30	359
Orion Marine Group, Inc.*	37	348
SeaCube Container Leasing Ltd.	20	344
NCI Building Systems, Inc.*	30	342
Saia, Inc.*	20	339
Metalico, Inc.*	57	336
Satcon Technology Corp.*	140	335
InnerWorkings, Inc.*	40	334
Schawk, Inc. — Class A	20	331
LB Foster Co. — Class A	10	329
Mistras Group, Inc.*	20	324
Hurco Companies, Inc.*	10	322
Kimball International, Inc. — Class B	50	322
Standard Parking Corp.*	20	319
Odyssey Marine Exploration, Inc.*	100	313
Astronics Corp.*	10	308
Tecumseh Products Co. — Class A*	30	306
Active Power, Inc.*	120	294
RPX Corp.*	10	280
GP Strategies Corp.*	20	273
Aceto Corp.	40	268
Hudson Highland Group, Inc.*	50	267
APAC Customer Services, Inc.*	50	267
CDI Corp.	20	266
Pike Electric Corp.*	30	265
TMS International Corp. — Class A*	20	261
Northwest Pipe Co.*	10	261
Quality Distribution, Inc.*	20	260
DXP Enterprises, Inc.*	10	253
FuelCell Energy, Inc.*	192	252
Flow International Corp.*	70	249
VSE Corp.	10	249
Eagle Bulk Shipping, Inc.*	100	248
Broadwind Energy, Inc.*	171	248
LMI Aerospace, Inc.*	10	244
Casella Waste Systems, Inc. — Class A*	40	244
Thermon Group Holdings, Inc.*	20	240
Spirit Airlines, Inc.*	20	240
LSI Industries, Inc.	30	238
Alamo Group, Inc.	10	237
Pacer International, Inc.*	50	236
Ampco-Pittsburgh Corp.	10	234
Hill International, Inc.*	40	230
Energy Recovery, Inc.*	70	229
Met-Pro Corp.	20	228
Patriot Transportation Holding, Inc.*	10	224
Courier Corp.	20	221
Excel Maritime Carriers Ltd. — Class A*	70	217
PowerSecure International, Inc.*	30	217
International Shipholding Corp.	10	213
Park-Ohio Holdings Corp.*	10	211
Michael Baker Corp.*	10	211
Fuel Tech, Inc.*	30	199
Essex Rental Corp.*	30	198
Lawson Products, Inc.	10	197
Microvision, Inc.*	160	195
Franklin Covey Co.*	20	194
Heritage-Crystal Clean, Inc.*	10	192
TRC Companies, Inc.*	30	188
Intersections, Inc.	10	182
American Woodmark Corp.	10	173
WCA Waste Corp.*	30	173
Baltic Trading Ltd.	30	172
Universal Truckload Services, Inc.*	10	171
UniTek Global Services, Inc.*	20	158
Roadrunner Transportation Systems, Inc.*	10	151
Builders FirstSource, Inc.*	70	150
Ultrapetrol Bahamas Ltd.*	30	148
Coleman Cable, Inc.*	10	147
Barrett Business Services, Inc.	10	143
Ener1, Inc.*	111	122
Valence Technology, Inc.*	100	118
AT Cross Co. — Class A*	10	114
Argan, Inc.*	10	101
Covenant Transportation Group, Inc. — Class A*	10	77

Total Industrials		296,882

Consumer Discretionary - 1.3%
Sotheby’s	108	4,698
Dana Holding Corp.*	233	4,264
Tenneco, Inc.*	90	3,966
Warnaco Group, Inc.*	68	3,553
CROCS, Inc.*	130	3,348
Wolverine World Wide, Inc.	80	3,340
Ascena Retail Group, Inc.*	97	3,303
Rent-A-Center, Inc. — Class A	100	3,056
Cinemark Holdings, Inc.	140	2,899
Shutterfly, Inc.*	50	2,871
Brunswick Corp.	140	2,856
Cheesecake Factory, Inc.*	90	2,823
Life Time Fitness, Inc.*	70	2,794
Coinstar, Inc.*	50	2,727
Men’s Wearhouse, Inc.	80	2,696
Vail Resorts, Inc.	58	2,681
Iconix Brand Group, Inc.*	110	2,662
Timberland Co. — Class A*	60	2,578
Strayer Education, Inc.	20	2,528
Live Nation Entertainment, Inc.*	220	2,523
Carter’s, Inc.*	80	2,461
Domino’s Pizza, Inc.*	97	2,448
Valassis Communications, Inc.*	80	2,424

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Consumer Discretionary - 1.3% (continued)
Meritor, Inc.*	150	$2,406
Hillenbrand, Inc.	100	2,365
Aeropostale, Inc.*	130	2,275
Steven Madden Ltd.*	60	2,251
Six Flags Entertainment Corp.	60	2,247
BJ’s Restaurants, Inc.*	40	2,094
ANN, Inc.*	80	2,088
Pool Corp.	70	2,087
Genesco, Inc.*	40	2,084
Saks, Inc.*	180	2,011
Matthews International Corp. — Class A	50	2,008
Jos A. Bank Clothiers, Inc.*	40	2,000
Buffalo Wild Wings, Inc.*	30	1,989
Cooper Tire & Rubber Co.	100	1,979
HSN, Inc.*	60	1,975
Cracker Barrel Old Country Store, Inc.	40	1,972
Pier 1 Imports, Inc.*	170	1,967
Express, Inc.	90	1,962
Cabela’s, Inc.*	70	1,900
Meredith Corp.	60	1,868
Monro Muffler Brake, Inc.	50	1,865
New York Times Co. — Class A*	210	1,831
Vitamin Shoppe, Inc.*	40	1,830
Jack in the Box, Inc.*	80	1,822
Office Depot, Inc.*	430	1,815
Gaylord Entertainment Co.*	60	1,800
Childrens Place Retail Stores, Inc.*	40	1,780
Texas Roadhouse, Inc. — Class A	100	1,754
Bob Evans Farms, Inc.	50	1,748
Finish Line, Inc. — Class A	80	1,712
Buckle, Inc.	40	1,708
Helen of Troy Ltd.*	48	1,657
Arbitron, Inc.	40	1,653
Group 1 Automotive, Inc.	40	1,647
Hibbett Sports, Inc.*	40	1,628
Select Comfort Corp.*	90	1,618
Orient-Express Hotels Ltd. — Class A*	150	1,613
PF Chang’s China Bistro, Inc.	40	1,610
Penske Automotive Group, Inc.	70	1,592
National CineMedia, Inc.	90	1,522
Jones Group, Inc.	139	1,508
Eastman Kodak Co.*	420	1,504
MDC Holdings, Inc.	60	1,478
Collective Brands, Inc.*	100	1,469
Pinnacle Entertainment, Inc.*	97	1,445
International Speedway Corp. — Class A	50	1,420
99 Cents Only Stores*	70	1,417
iRobot Corp.*	40	1,412
American Greetings Corp. — Class A	58	1,394
Regis Corp.	88	1,348
American Public Education, Inc.*	30	1,335
K12, Inc.*	40	1,326
Columbia Sportswear Co.	20	1,268
CEC Entertainment, Inc.	30	1,203
Ameristar Casinos, Inc.	50	1,186
Central European Media Enterprises, Ltd. — Class A*	60	1,185
KB Home	120	1,174
Ryland Group, Inc.	70	1,157
Peet’s Coffee & Tea, Inc.*	20	1,154
Cato Corp. — Class A	40	1,152
Vera Bradley, Inc.*	30	1,146
American Axle & Manufacturing Holdings, Inc.*	100	1,138
Maidenform Brands, Inc.*	40	1,106
Ruby Tuesday, Inc.*	100	1,078
True Religion Apparel, Inc.*	37	1,076
Modine Manufacturing Co.*	70	1,076
Sonic Corp.*	100	1,063
Ascent Media Corp. — Class A*	20	1,059
Belo Corp. — Class A	140	1,054
DineEquity, Inc.*	20	1,045
G-III Apparel Group Ltd.*	30	1,034
OfficeMax, Inc.*	130	1,020
Lumber Liquidators Holdings, Inc.*	40	1,016
National Presto Industries, Inc.	10	1,015
Stage Stores, Inc.	60	1,008
Papa John’s International, Inc.*	30	998
Scholastic Corp.	37	984
Quiksilver, Inc.*	200	940
Scientific Games Corp. — Class A*	90	931
Asbury Automotive Group, Inc.*	50	927
Steiner Leisure Ltd.*	20	914
Meritage Homes Corp.*	40	902
Churchill Downs, Inc.	20	902
Exide Technologies*	117	894
Superior Industries International, Inc.	40	884
Blue Nile, Inc.*	20	880
Sonic Automotive, Inc. — Class A	60	879
Sinclair Broadcast Group, Inc. — Class A	80	878
Stewart Enterprises, Inc. — Class A	120	876
PEP Boys-Manny Moe & Jack	80	874
GNC Holdings, Inc. — Class A*	40	872
Fred’s, Inc. — Class A	60	866
Krispy Kreme Doughnuts, Inc.*	90	856
Capella Education Co.*	20	837
Barnes & Noble, Inc.	50	829
Skechers U.S.A., Inc. — Class A*	57	825
Interval Leisure Group, Inc.*	60	821
Ethan Allen Interiors, Inc.	38	809
Liz Claiborne, Inc.*	150	803
Dorman Products, Inc.*	20	792
Boyd Gaming Corp.*	90	783
La-Z-Boy, Inc.*	77	760
Bridgepoint Education, Inc.*	30	750
Zumiez, Inc.*	30	749
Charming Shoppes, Inc.*	180	749
Fuel Systems Solutions, Inc.*	30	748
Shuffle Master, Inc.*	80	748

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Consumer Discretionary - 1.3% (continued)
Brown Shoe Company, Inc.	70	$746
Knology, Inc.*	50	743
Drew Industries, Inc.	30	742
Warner Music Group Corp.*	90	740
Jakks Pacific, Inc.*	40	736
Bravo Brio Restaurant Group, Inc.*	30	733
Red Robin Gourmet Burgers, Inc.*	20	728
MDC Partners, Inc. — Class A	40	722
Wet Seal, Inc. — Class A*	160	715
Core-Mark Holding Company, Inc.*	20	714
Lincoln Educational Services Corp.	40	686
Oxford Industries, Inc.	20	675
Sturm Ruger & Company, Inc.	30	659
AFC Enterprises, Inc.*	40	658
Rue21, Inc.*	20	650
Callaway Golf Co.	100	622
Universal Technical Institute, Inc.	30	593
Stoneridge, Inc.*	40	590
Lithia Motors, Inc. — Class A	30	589
Denny’s Corp.*	150	582
Harte-Hanks, Inc.	70	568
Grand Canyon Education, Inc.*	40	567
Standard Pacific Corp.*	168	563
NutriSystem, Inc.	40	562
California Pizza Kitchen, Inc.*	30	554
Amerigon, Inc.*	30	521
HOT Topic, Inc.	69	513
Movado Group, Inc.	30	513
Corinthian Colleges, Inc.*	120	511
Universal Electronics, Inc.*	20	505
Perry Ellis International, Inc.*	20	505
Blyth, Inc.	10	503
Libbey, Inc.*	30	487
EW Scripps Co. — Class A*	50	484
Winnebago Industries, Inc.*	50	483
Body Central Corp.*	20	471
Lions Gate Entertainment Corp.*	70	463
Valuevision Media, Inc. — Class A*	60	459
Standard Motor Products, Inc.	30	457
Cavco Industries, Inc.*	10	450
K-Swiss, Inc. — Class A*	40	425
ReachLocal, Inc.*	20	417
Beazer Homes USA, Inc.*	120	407
hhgregg, Inc.*	30	402
Destination Maternity Corp.	20	400
World Wrestling Entertainment, Inc. — Class A	40	381
Saga Communications, Inc. — Class A*	10	370
M/I Homes, Inc.*	30	368
Talbots, Inc.*	110	367
Bebe Stores, Inc.	60	367
Kirkland’s, Inc.*	30	361
Stein Mart, Inc.	37	357
PetMed Express, Inc.	30	355
Journal Communications, Inc. — Class A*	68	352
MarineMax, Inc.*	40	350
Entercom Communications Corp. — Class A*	40	347
Haverty Furniture Companies, Inc.	30	345
Christopher & Banks Corp.	58	334
America’s Car-Mart, Inc.*	10	330
Tuesday Morning Corp.*	70	325
Mac-Gray Corp.	20	309
Overstock.com, Inc.*	20	304
Citi Trends, Inc.*	20	302
Shoe Carnival, Inc.*	10	302
Motorcar Parts of America, Inc.*	20	300
Cost Plus, Inc.*	30	300
Systemax, Inc.*	20	299
Fisher Communications, Inc.*	10	298
Marcus Corp.	30	296
Casual Male Retail Group, Inc.*	70	290
Furniture Brands International, Inc.*	70	290
Speedway Motorsports, Inc.	20	284
Ruth’s Hospitality Group, Inc.*	50	281
Zale Corp.*	50	280
Unifi, Inc.*	20	276
Spartan Motors, Inc.	50	270
Smith & Wesson Holding Corp.*	90	270
Arctic Cat, Inc.*	20	269
Geeknet, Inc.*	10	267
Isle of Capri Casinos, Inc.*	30	266
Ambassadors Group, Inc.	30	265
Caribou Coffee Company, Inc.*	20	265
Steinway Musical Instruments, Inc.*	10	257
Leapfrog Enterprises, Inc. — Class A*	60	253
McClatchy Co. — Class A*	90	253
Weyco Group, Inc.	10	246
Hovnanian Enterprises, Inc. — Class A*	100	241
interCLICK, Inc.*	30	239
Big 5 Sporting Goods Corp.	30	236
Global Traffic Network, Inc.*	20	230
LIN TV Corp. — Class A*	47	229
Town Sports International Holdings, Inc.*	30	228
Audiovox Corp. — Class A*	30	227
AH Belo Corp. — Class A	30	223
O’Charleys, Inc.*	30	219
Morgans Hotel Group Co.*	30	216
Jamba, Inc.*	100	214
PRIMEDIA, Inc.	30	211
Gray Television, Inc.*	80	211
Benihana, Inc. — Class A*	20	210
CSS Industries, Inc.	10	209
Carrols Restaurant Group, Inc.*	20	209
West Marine, Inc.*	20	207
Sealy Corp.*	80	202
New York & Company, Inc.*	40	198
Archipelago Learning, Inc.*	20	197
Build-A-Bear Workshop, Inc. — Class A*	30	195

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Consumer Discretionary - 1.3% (continued)
Bon-Ton Stores, Inc.	20	$194
Global Sources Ltd.*	20	184
Pacific Sunwear of California, Inc.*	70	183
Multimedia Games Holding Company, Inc.*	40	182
Rentrak Corp.*	10	177
Tower International, Inc.*	10	177
Skyline Corp.	10	175
Gordmans Stores, Inc.*	10	174
Martha Stewart Living Omnimedia — Class A*	40	174
Conn’s, Inc.*	20	173
McCormick & Schmick’s Seafood Restaurants, Inc.*	20	172
Cherokee, Inc.	10	172
Johnson Outdoors, Inc. — Class A*	10	171
Delta Apparel, Inc.*	10	170
REX American Resources Corp.*	10	166
Luby’s, Inc.*	30	166
Nexstar Broadcasting Group, Inc. — Class A*	20	164
Summer Infant, Inc.*	20	162
Red Lion Hotels Corp.*	20	158
Black Diamond, Inc.*	20	158
US Auto Parts Network, Inc.*	20	153
Einstein Noah Restaurant Group, Inc.	10	150
Entravision Communications Corp. — Class A*	80	148
Outdoor Channel Holdings, Inc.	20	137
Marine Products Corp.*	20	134
Coldwater Creek, Inc.*	90	126
Kenneth Cole Productions, Inc. — Class A*	10	125
1-800-Flowers.com, Inc. — Class A*	38	118
Lifetime Brands, Inc.	10	117
RG Barry Corp.	10	113
Shiloh Industries, Inc.	10	108
Syms Corp.*	10	108
Cumulus Media, Inc. — Class A*	30	105
Monarch Casino & Resort, Inc.*	10	104
Cambium Learning Group, Inc.*	30	101
Crown Media Holdings, Inc. — Class A*	50	96
National American University Holdings, Inc.	10	94
Orbitz Worldwide, Inc.*	30	75
Westwood One, Inc.*	10	52

Total Consumer Discretionary		263,542

Health Care - 1.2%
Healthspring, Inc.*	110	5,074
Healthsouth Corp.*	150	3,936
Medicis Pharmaceutical Corp. — Class A	100	3,817
WellCare Health Plans, Inc.*	70	3,599
Salix Pharmaceuticals Ltd.*	90	3,585
Onyx Pharmaceuticals, Inc.*	100	3,530
Cepheid, Inc.*	100	3,464
Owens & Minor, Inc.	100	3,449
Cubist Pharmaceuticals, Inc.*	90	3,239
STERIS Corp.	90	3,148
Seattle Genetics, Inc.*	150	3,078
HMS Holdings Corp.*	40	3,075
Centene Corp.*	80	2,842
InterMune, Inc.*	78	2,796
Alkermes, Inc.*	148	2,753
Incyte Corporation Ltd.*	140	2,652
Quality Systems, Inc.	30	2,619
Haemonetics Corp.*	40	2,575
Magellan Health Services, Inc.*	47	2,573
PSS World Medical, Inc.*	90	2,521
Volcano Corp.*	77	2,486
Theravance, Inc.*	110	2,443
Ariad Pharmaceuticals, Inc.*	210	2,379
Masimo Corp.	80	2,374
Align Technology, Inc.*	97	2,212
Viropharma, Inc.*	118	2,183
Impax Laboratories, Inc.*	100	2,179
West Pharmaceutical Services, Inc.	49	2,144
Parexel International Corp.*	88	2,073
athenahealth, Inc.*	50	2,055
Par Pharmaceutical Companies, Inc.*	60	1,979
NuVasive, Inc.*	60	1,973
Chemed Corp.	30	1,966
Acorda Therapeutics, Inc.*	60	1,939
Questcor Pharmaceuticals, Inc.*	80	1,928
Immucor, Inc.*	90	1,838
Neogen Corp.*	40	1,808
Exelixis, Inc.*	200	1,792
Accretive Health, Inc.*	60	1,727
Kindred Healthcare, Inc.*	80	1,718
Zoll Medical Corp.*	30	1,700
MWI Veterinary Supply, Inc.*	20	1,615
Insulet Corp.*	70	1,552
Air Methods Corp.*	20	1,495
MAKO Surgical Corp.*	50	1,487
HeartWare International, Inc.*	20	1,482
Immunogen, Inc.*	120	1,463
NxStage Medical, Inc.*	70	1,457
DexCom, Inc.*	100	1,449
Meridian Bioscience, Inc.	60	1,447
Integra LifeSciences Holdings Corp.*	30	1,434
IPC The Hospitalist Company, Inc.*	30	1,391
Isis Pharmaceuticals, Inc.*	149	1,365
Momenta Pharmaceuticals, Inc.*	69	1,343
Amedisys, Inc.*	50	1,331
Invacare Corp.	40	1,328
Medicines Co.*	80	1,321
Auxilium Pharmaceuticals, Inc.*	67	1,313
Nektar Therapeutics*	180	1,309
Amsurg Corp. — Class A*	50	1,306

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Health Care - 1.2% (continued)
PDL BioPharma, Inc.	220	$1,291
Orthofix International N.V.*	30	1,274
Computer Programs & Systems, Inc.	20	1,270
Ironwood Pharmaceuticals, Inc. — Class A*	80	1,258
Luminex Corp.*	60	1,254
Arthrocare Corp.*	37	1,238
NPS Pharmaceuticals, Inc.*	130	1,228
Hanger Orthopedic Group, Inc.*	50	1,223
CONMED Corp.*	40	1,139
Sequenom, Inc.*	150	1,133
Abaxis, Inc.*	40	1,090
Molina Healthcare, Inc.*	40	1,085
Merit Medical Systems, Inc.*	60	1,078
Medivation, Inc.*	50	1,071
Emeritus Corp.*	50	1,062
Cyberonics, Inc.*	38	1,062
Vivus, Inc.*	130	1,058
Analogic Corp.	20	1,052
Greatbatch, Inc.*	38	1,019
ExamWorks Group, Inc.*	40	1,016
Jazz Pharmaceuticals, Inc.*	30	1,001
Gentiva Health Services, Inc.*	48	1,000
Rigel Pharmaceuticals, Inc.*	109	1,000
National Healthcare Corp.	20	991
MedAssets, Inc.*	70	935
Ensign Group, Inc.	30	912
Emergent Biosolutions, Inc.*	40	902
Team Health Holdings, Inc.*	40	900
Wright Medical Group, Inc.*	60	900
Halozyme Therapeutics, Inc.*	130	898
Accuray, Inc.*	111	889
ICU Medical, Inc.*	20	874
Affymetrix, Inc.*	110	872
Sunrise Senior Living, Inc.*	90	858
Targacept, Inc.*	40	843
Genomic Health, Inc.*	30	837
Bio-Reference Labs, Inc.*	40	836
AVEO Pharmaceuticals, Inc.*	40	824
ABIOMED, Inc.*	50	810
Optimer Pharmaceuticals, Inc.*	68	809
Micromet, Inc.*	140	804
Geron Corp.*	200	802
Savient Pharmaceuticals, Inc.*	107	801
Ardea Biosciences, Inc.*	30	764
Healthways, Inc.*	50	759
Natus Medical, Inc.*	50	757
Spectrum Pharmaceuticals, Inc.*	80	741
Pharmacyclics, Inc.*	70	731
Omnicell, Inc.*	46	717
Endologix, Inc.*	77	716
Medidata Solutions, Inc.*	30	716
SonoSite, Inc.*	20	703
Exact Sciences Corp.*	80	688
Depomed, Inc.*	80	654
Triple-S Management Corp. — Class B*	30	652
MedQuist Holdings, Inc.*	50	646
Neurocrine Biosciences, Inc.*	80	644
PharMerica Corp.*	50	638
AVANIR Pharmaceuticals, Inc. — Class A*	188	632
Select Medical Holdings Corp.*	70	621
Opko Health, Inc.*	168	620
Akorn, Inc.*	88	616
Landauer, Inc.	10	616
Quidel Corp.*	40	606
Enzon Pharmaceuticals, Inc.*	60	603
OraSure Technologies, Inc.*	70	597
Pacific Biosciences of California, Inc.*	50	585
Conceptus, Inc.*	50	584
Hi-Tech Pharmacal Company, Inc.*	20	579
Angiodynamics, Inc.*	40	569
Caliper Life Sciences, Inc.*	70	568
AMAG Pharmaceuticals, Inc.*	30	564
Cadence Pharmaceuticals, Inc.*	60	552
Oncothyreon, Inc.*	60	551
ZIOPHARM Oncology, Inc.*	90	551
Universal American Corp.	50	548
Tornier BV*	20	539
Cantel Medical Corp.	20	538
Symmetry Medical, Inc.*	60	538
Alnylam Pharmaceuticals, Inc.*	57	534
Keryx Biopharmaceuticals, Inc.*	110	520
eResearchTechnology, Inc.*	80	510
Assisted Living Concepts, Inc. — Class A	30	503
AMN Healthcare Services, Inc.*	60	499
Dynavax Technologies Corp.*	180	495
US Physical Therapy, Inc.	20	495
Arqule, Inc.*	78	488
SIGA Technologies, Inc.*	50	487
Insmed, Inc.*	40	480
MAP Pharmaceuticals, Inc.*	30	479
Lexicon Pharmaceuticals, Inc.*	270	475
Sangamo Biosciences, Inc.*	80	471
Corvel Corp.*	10	469
Unilife Corp.*	90	466
Neoprobe Corp.*	140	465
MannKind Corp.*	122	464
LHC Group, Inc.*	20	461
Vical, Inc.*	110	453
Idenix Pharmaceuticals, Inc.*	90	450
Achillion Pharmaceuticals, Inc.*	60	446
Curis, Inc.*	120	430
XenoPort, Inc.*	60	427
Biosante Pharmaceuticals, Inc.*	150	412
Affymax, Inc.*	60	412
Cell Therapeutics, Inc.*	260	409
Chelsea Therapeutics International Ltd.*	80	408
Medcath Corp.*	30	408
Immunomedics, Inc.*	100	407
Merge Healthcare, Inc.*	77	400
Inhibitex, Inc.*	100	392
BioScrip, Inc.*	60	389

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Health Care - 1.2% (continued)
Cytori Therapeutics, Inc.*	80	$383
Nabi Biopharmaceuticals*	70	377
Codexis, Inc.*	39	376
Vascular Solutions, Inc.*	30	372
Capital Senior Living Corp.*	40	372
Progenics Pharmaceuticals, Inc.*	50	359
Ligand Pharmaceuticals, Inc. — Class B*	30	359
Metabolix, Inc.*	50	357
Furiex Pharmaceuticals, Inc.*	20	356
Delcath Systems, Inc.*	68	351
Synovis Life Technologies, Inc.*	20	348
OncoGenex Pharmaceutical, Inc.*	20	341
Columbia Laboratories, Inc.*	110	340
Palomar Medical Technologies, Inc.*	30	338
Spectranetics Corp.*	50	311
Raptor Pharmaceutical Corp.*	50	309
Antares Pharma, Inc.*	140	309
Continucare Corp.*	50	309
Staar Surgical Co.*	58	307
Arena Pharmaceuticals, Inc.*	226	307
ISTA Pharmaceuticals, Inc.*	40	306
Complete Genomics, Inc.*	20	306
Cross Country Healthcare, Inc.*	40	304
Sciclone Pharmaceuticals, Inc.*	50	302
Kendle International, Inc.*	20	302
AVI BioPharma, Inc.*	210	300
IRIS International, Inc.*	30	300
Novavax, Inc.*	148	299
Dyax Corp.*	150	297
Transcend Services, Inc.*	10	294
Cardiovascular Systems, Inc.*	20	291
Five Star Quality Care, Inc.*	50	290
Sun Healthcare Group, Inc.*	36	289
Endocyte, Inc.*	20	286
Zalicus, Inc.*	120	286
Vanda Pharmaceuticals, Inc.*	40	286
Young Innovations, Inc.	10	285
Skilled Healthcare Group, Inc. — Class A*	30	284
Obagi Medical Products, Inc.*	30	283
Metropolitan Health Networks, Inc.*	59	283
Alphatec Holdings, Inc.*	80	278
Almost Family, Inc.*	10	274
Maxygen, Inc.	50	274
Chindex International, Inc.*	20	272
Sagent Pharmaceuticals, Inc.*	10	270
Santarus, Inc.*	80	270
SuperGen, Inc.*	90	268
HealthStream, Inc.*	20	265
Durect Corp.*	130	264
American Dental Partners, Inc.*	20	259
AtriCure, Inc.*	20	258
Rockwell Medical Technologies, Inc.*	20	257
Allos Therapeutics, Inc.*	120	257
Enzo Biochem, Inc.*	60	255
Providence Service Corp.*	20	253
Kensey Nash Corp.*	10	252
Nymox Pharmaceutical Corp.*	30	250
Dusa Pharmaceuticals, Inc.*	40	249
Celldex Therapeutics, Inc.*	70	248
Solta Medical, Inc.*	90	248
Infinity Pharmaceuticals, Inc.*	30	248
Stereotaxis, Inc.*	70	246
Anthera Pharmaceuticals, Inc.*	30	245
Medical Action Industries, Inc.*	30	245
RTI Biologics, Inc.*	90	244
Cynosure, Inc. — Class A*	20	242
Corcept Therapeutics, Inc.*	60	239
Ampio Pharmaceuticals, Inc.*	30	234
Pain Therapeutics, Inc.	60	232
Osiris Therapeutics, Inc.*	30	232
Cambrex Corp.*	50	231
Hansen Medical, Inc.*	67	228
Uroplasty, Inc.*	30	225
Biospecifics Technologies Corp.*	10	224
CryoLife, Inc.*	40	224
SurModics, Inc.*	20	222
RadNet, Inc.*	50	220
KV Pharmaceutical Co. — Class A*	80	218
Harvard Bioscience, Inc.*	40	213
CardioNet, Inc.*	40	212
Cerus Corp.*	70	210
Biolase Technology, Inc.*	40	206
Biotime, Inc.*	40	205
Peregrine Pharmaceuticals, Inc.*	110	205
Array Biopharma, Inc.*	90	202
Synta Pharmaceuticals Corp.*	40	201
ePocrates, Inc.*	10	184
Exactech, Inc.*	10	180
PharmAthene, Inc.*	60	176
Medtox Scientific, Inc.	10	175
Pozen, Inc.*	40	168
Fluidigm Corp.*	10	168
Synergetics USA, Inc.*	30	165
Alimera Sciences, Inc.*	20	163
Aegerion Pharmaceuticals, Inc.*	10	158
BioMimetic Therapeutics, Inc.*	30	154
BioCryst Pharmaceuticals, Inc.*	40	153
Alliance HealthCare Services, Inc.*	40	152
Lannett Company, Inc.*	30	149
Albany Molecular Research, Inc.*	30	144
GTx, Inc.*	30	144
Cleveland Biolabs, Inc.*	40	136
Anacor Pharmaceuticals, Inc.*	20	129
Pacira Pharmaceuticals, Inc.*	10	120
Amicus Therapeutics, Inc.*	20	119
Transcept Pharmaceuticals, Inc.*	10	110
Cornerstone Therapeutics, Inc.*	10	90
Neostem, Inc.*	60	89
Bacterin International Holdings, Inc.*	30	85
Pernix Therapeutics Holdings*	10	85

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Health Care - 1.2% (continued)
Sunesis Pharmaceuticals, Inc.*	40	$84
Sucampo Pharmaceuticals, Inc. — Class A*	20	82
Zogenix, Inc.*	20	80
BG Medicine, Inc.*	10	80
Orexigen Therapeutics, Inc.*	50	80
Trius Therapeutics, Inc.*	10	79
Acura Pharmaceuticals, Inc.*	20	77
DynaVox, Inc. — Class A*	10	76

Total Health Care		242,477

Energy - 0.6%
Lufkin Industries, Inc.	50	4,302
Rosetta Resources, Inc.*	80	4,123
Berry Petroleum Co. — Class A	77	4,091
Complete Production Services, Inc.*	120	4,003
Energy XXI Bermuda Ltd.*	120	3,986
World Fuel Services Corp.	108	3,880
CVR Energy, Inc.*	140	3,447
Key Energy Services, Inc.*	190	3,420
Dril-Quip, Inc.*	50	3,392
Bill Barrett Corp.*	69	3,198
Patriot Coal Corp.*	140	3,116
Bristow Group, Inc.	60	3,061
McMoRan Exploration Co.*	147	2,717
Oasis Petroleum, Inc.*	90	2,671
Helix Energy Solutions Group, Inc.*	160	2,650
Swift Energy Co.*	70	2,609
Carrizo Oil & Gas, Inc.*	60	2,505
Stone Energy Corp.*	80	2,431
Northern Oil and Gas, Inc.*	100	2,215
Comstock Resources, Inc.*	70	2,015
Golar LNG Ltd.	57	1,989
Exterran Holdings, Inc.*	100	1,983
Cloud Peak Energy, Inc.*	90	1,917
ION Geophysical Corp.*	200	1,892
Gulfport Energy Corp.*	60	1,781
Gulfmark Offshore, Inc. — Class A*	40	1,768
Kodiak Oil & Gas Corp.*	280	1,616
Nordic American Tanker Shipping Ltd.	70	1,592
SemGroup Corp. — Class A*	60	1,540
Tetra Technologies, Inc.*	117	1,489
Western Refining, Inc.*	77	1,391
W&T Offshore, Inc.	50	1,306
Ship Finance International Ltd.	70	1,261
Basic Energy Services, Inc.*	40	1,259
Newpark Resources, Inc.*	138	1,252
Pioneer Drilling Co.*	80	1,219
James River Coal Co.*	58	1,208
Petroleum Development Corp.*	40	1,196
Frontline Ltd.	80	1,179
Contango Oil & Gas Co.*	20	1,169
Magnum Hunter Resources Corp.*	170	1,149
Resolute Energy Corp.*	70	1,131
Hornbeck Offshore Services, Inc.*	40	1,100
Overseas Shipholding Group, Inc.	40	1,078
ATP Oil & Gas Corp.*	70	1,072
Parker Drilling Co.*	180	1,053
Hyperdynamics Corp.*	240	1,032
Clean Energy Fuels Corp.*	78	1,026
Targa Resources Corp.	30	1,004
OYO Geospace Corp.*	10	1,000
Hercules Offshore, Inc.*	180	992
Cheniere Energy, Inc.*	108	989
Tesco Corp.*	50	970
Penn Virginia Corp.	69	911
Cal Dive International, Inc.*	150	897
Endeavour International Corp.*	59	889
Global Industries Ltd.*	160	877
Apco Oil and Gas International, Inc.	10	869
Amyris, Inc.*	30	843
Energy Partners Ltd.*	50	741
Goodrich Petroleum Corp.*	40	736
Crosstex Energy, Inc.	60	714
FX Energy, Inc.*	78	685
Approach Resources, Inc.*	30	680
Georesources, Inc.*	30	675
Knightsbridge Tankers Ltd.	30	661
Teekay Tankers Ltd. — Class A	70	658
Gulf Island Fabrication, Inc.	20	646
Venoco, Inc.*	50	637
Petroquest Energy, Inc.*	88	618
USEC, Inc.*	180	601
Clayton Williams Energy, Inc.*	10	601
Houston American Energy Corp.	30	544
Matrix Service Co.*	40	535
Global Geophysical Services, Inc.*	30	534
BPZ Resources, Inc.*	160	525
Harvest Natural Resources, Inc.*	47	518
Rex Energy Corp.*	50	513
Willbros Group, Inc.*	60	512
Abraxas Petroleum Corp.*	130	498
Vantage Drilling Co.*	272	495
Vaalco Energy, Inc.*	77	464
Solazyme, Inc.*	20	459
Triangle Petroleum Corp.*	70	452
PHI, Inc.*	20	435
Warren Resources, Inc.*	110	419
GMX Resources, Inc.*	90	400
Callon Petroleum Co.*	57	400
Scorpio Tankers, Inc.*	40	400
DHT Holdings, Inc.	100	383
Rentech, Inc.*	350	371
Westmoreland Coal Co.*	20	355
Mitcham Industries, Inc.*	20	346
Dawson Geophysical Co.*	10	342
Uranium Energy Corp.*	111	340
Green Plains Renewable Energy, Inc.*	30	324
Natural Gas Services Group, Inc.*	20	323
Miller Energy Resources, Inc.*	50	320
Delek US Holdings, Inc.	20	314
Gastar Exploration Ltd.*	90	309
Uranerz Energy Corp.*	100	302
Panhandle Oil and Gas, Inc. — Class A	10	295

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Energy - 0.6% (continued)
Ur-Energy, Inc.*	160	$256
Uranium Resources, Inc.*	150	251
General Maritime Corp.	185	250
Zion Oil & Gas, Inc.*	40	238
Alon USA Energy, Inc.	20	225
Voyager Oil & Gas, Inc.*	70	208
Union Drilling, Inc.*	20	206
Syntroleum Corp.*	118	173
RigNet, Inc.*	10	170
Geokinetics, Inc.*	20	158
Gevo, Inc.*	10	157
L&L Energy, Inc.*	30	154
Evolution Petroleum Corp.*	20	142
CAMAC Energy, Inc.*	90	120
Crimson Exploration, Inc.*	30	106
Hallador Energy Co.	10	96

Total Energy		136,711

Materials - 0.4%
Stillwater Mining Co.*	157	3,456
Coeur d’Alene Mines Corp.*	140	3,396
Hecla Mining Co.*	430	3,307
Sensient Technologies Corp.	80	2,966
Chemtura Corp.*	150	2,730
Olin Corp.	120	2,719
Thompson Creek Metals Company, Inc.*	240	2,395
PolyOne Corp.	150	2,321
Globe Specialty Metals, Inc.	100	2,242
Worthington Industries, Inc.	90	2,079
OM Group, Inc.*	50	2,032
Minerals Technologies, Inc.	30	1,989
Kraton Performance Polymers, Inc.*	50	1,959
Eagle Materials, Inc.	70	1,951
RTI International Metals, Inc.*	50	1,919
HB Fuller Co.	77	1,880
Balchem Corp.	40	1,751
Ferro Corp.*	130	1,747
Louisiana-Pacific Corp.*	210	1,709
NewMarket Corp.	10	1,707
Schweitzer-Mauduit International, Inc.	30	1,684
Texas Industries, Inc.	40	1,665
Kaiser Aluminum Corp.	30	1,639
Buckeye Technologies, Inc.	60	1,619
Calgon Carbon Corp.*	90	1,530
AMCOL International Corp.	40	1,526
Innophos Holdings, Inc.	30	1,464
Clearwater Paper Corp.*	20	1,366
Graphic Packaging Holding Co.*	248	1,349
Innospec, Inc.*	40	1,344
LSB Industries, Inc.*	30	1,288
Arch Chemicals, Inc.	37	1,274
A. Schulman, Inc.	50	1,260
Century Aluminum Co.*	80	1,252
Haynes International, Inc.	20	1,239
Boise, Inc.	157	1,223
Georgia Gulf Corp.*	50	1,207
Koppers Holdings, Inc.	30	1,138
Deltic Timber Corp.	20	1,074
PH Glatfelter Co.	67	1,030
Graham Packaging Company, Inc.*	40	1,009
Materion Corp.*	27	998
Gold Resource Corp.*	40	997
KapStone Paper and Packaging Corp.*	60	994
US Gold Corp.*	160	965
Horsehead Holding Corp.*	70	932
Golden Star Resources Ltd.*	400	880
Quaker Chemical Corp.	20	860
TPC Group, Inc.*	20	784
STR Holdings, Inc.*	50	746
Stepan Co.	10	709
Flotek Industries, Inc.*	80	682
Jaguar Mining, Inc.*	130	621
Noranda Aluminum Holding Corp.*	40	606
Paramount Gold and Silver Corp.*	180	587
Wausau Paper Corp.	80	539
Zep, Inc.	28	529
Myers Industries, Inc.	50	514
AM Castle & Co.*	30	498
Omnova Solutions, Inc.*	70	487
Universal Stainless & Alloy*	10	468
General Moly, Inc.*	100	446
Neenah Paper, Inc.	20	426
Zoltek Companies, Inc.*	40	421
Zagg, Inc.*	30	402
FutureFuel Corp.	30	363
Hawkins, Inc.	10	362
Golden Minerals Co.*	20	356
American Vanguard Corp.	26	337
Vista Gold Corp.*	110	311
Senomyx, Inc.*	60	308
Spartech Corp.*	50	305
Metals USA Holdings Corp.*	20	298
AEP Industries, Inc.*	10	292
Headwaters, Inc.*	90	282
Olympic Steel, Inc.	10	275
Landec Corp.*	40	264
Midway Gold Corp.*	120	235
NL Industries, Inc.	10	184
Revett Minerals, Inc.*	40	180
US Energy Corp.*	40	171
KMG Chemicals, Inc.	10	168
Chase Corp.	10	168
Handy & Harman Ltd.*	10	154
Verso Paper Corp.*	20	54

Total Materials		95,593

Consumer Staples - 0.3%
Ruddick Corp.	80	3,483
United Natural Foods, Inc.*	80	3,414
TreeHouse Foods, Inc.*	60	3,277
Nu Skin Enterprises, Inc. — Class A	87	3,267
Darling International, Inc.*	180	3,186
Casey’s General Stores, Inc.	60	2,640
Diamond Foods, Inc.	30	2,290

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Consumer Staples - 0.3% (continued)
Hain Celestial Group, Inc.*	60	$2,002
Lancaster Colony Corp.	30	1,825
Fresh Market, Inc.*	40	1,547
Pricesmart, Inc.	30	1,537
Fresh Del Monte Produce, Inc.	57	1,520
Snyders-Lance, Inc.	70	1,514
Universal Corp.	40	1,507
B&G Foods, Inc. — Class A	70	1,443
Sanderson Farms, Inc.	30	1,433
Andersons, Inc.	30	1,267
Central European Distribution Corp.*	110	1,232
Rite Aid Corp.*	924	1,229
Vector Group Ltd.	69	1,228
WD-40 Co.	30	1,171
Tootsie Roll Industries, Inc.	40	1,170
Elizabeth Arden, Inc.*	36	1,045
Prestige Brands Holdings, Inc.*	80	1,027
J&J Snack Foods Corp.	20	997
Spectrum Brands Holdings, Inc.*	30	960
Chiquita Brands International, Inc.*	70	911
Boston Beer Company, Inc. — Class A*	10	896
Heckmann Corp.*	140	846
Weis Markets, Inc.	20	815
Dole Food Company, Inc.*	60	811
Spartan Stores, Inc.	40	781
Star Scientific, Inc.*	170	765
Pantry, Inc.*	40	752
Winn-Dixie Stores, Inc.*	87	735
Nash Finch Co.	20	716
Central Garden and Pet Co. — Class A*	70	710
Inter Parfums, Inc.	30	691
Coca-Cola Bottling Company Consolidated	10	677
Cal-Maine Foods, Inc.	20	639
Medifast, Inc.*	20	475
Smart Balance, Inc.*	90	466
Alliance One International, Inc.*	140	452
Pilgrim’s Pride Corp.*	80	433
Calavo Growers, Inc.	20	421
Omega Protein Corp.*	30	414
Imperial Sugar Co.	20	400
Nature’s Sunshine Products, Inc.*	20	390
Revlon, Inc. — Class A*	20	336
Ingles Markets, Inc. — Class A	20	331
USANA Health Sciences, Inc.*	10	313
Synutra International, Inc.*	30	295
National Beverage Corp.	20	293
Primo Water Corp.*	20	288
Village Super Market, Inc. — Class A	10	277
Alico, Inc.	10	256
Seneca Foods Corp. — Class A*	10	256
Limoneira Co.	10	226
Schiff Nutrition International, Inc.	20	224
Oil-Dri Corporation of America	10	214
MGP Ingredients, Inc.	20	174
Craft Brewers Alliance, Inc.*	20	172
Susser Holdings Corp.*	10	157
Nutraceutical International Corp.*	10	154
Female Health Co.	30	150
Lifeway Foods, Inc.*	10	112
Farmer Brothers Co.	10	101
Harbinger Group, Inc.*	10	61

Total Consumer Staples		65,797

Utilities - 0.3%
Nicor, Inc.	68	3,722
Piedmont Natural Gas Company, Inc.	110	3,329
IDACORP, Inc.	80	3,160
Cleco Corp.	90	3,136
WGL Holdings, Inc.	80	3,079
Portland General Electric Co.	118	2,983
South Jersey Industries, Inc.	50	2,715
Southwest Gas Corp.	70	2,703
New Jersey Resources Corp.	60	2,677
UIL Holdings Corp.	80	2,588
Avista Corp.	90	2,312
El Paso Electric Co.	70	2,261
Unisource Energy Corp.	60	2,240
PNM Resources, Inc.	130	2,176
Allete, Inc.	50	2,052
NorthWestern Corp.	60	1,987
Black Hills Corp.	60	1,805
Northwest Natural Gas Co.	40	1,805
Atlantic Power Corp.	110	1,674
MGE Energy, Inc.	38	1,540
Otter Tail Corp.	60	1,266
Empire District Electric Co.	60	1,156
Laclede Group, Inc.	30	1,135
California Water Service Group	60	1,123
CH Energy Group, Inc.	20	1,065
American States Water Co.	30	1,040
Dynegy, Inc. — Class A*	160	990
Central Vermont Public Service Corp.	20	723
Ormat Technologies, Inc.	30	660
Unitil Corp.	20	526
SJW Corp.	20	485
Chesapeake Utilities Corp.	10	400
Middlesex Water Co.	20	372
York Water Co.	20	331
Pennichuck Corp.	10	288
Connecticut Water Service, Inc.	10	256
Cadiz, Inc.*	20	217
Consolidated Water Company Ltd.	20	186
Artesian Resources Corp. — Class A	10	180

Total Utilities		62,343

Telecommunication Services - 0.1%
AboveNet, Inc.	40	2,818
Global Crossing, Ltd.*	50	1,919
Leap Wireless International, Inc.*	100	1,623
Cogent Communications Group, Inc.*	70	1,191

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 9.2% (continued)
Telecommunication Services - 0.1% (continued)
Cincinnati Bell, Inc.*	310	$1,029
NTELOS Holdings Corp.	50	1,021
Vonage Holdings Corp.*	220	970
PAETEC Holding Corp.*	190	910
Neutral Tandem, Inc.*	47	819
Consolidated Communications Holdings, Inc.	40	778
General Communication, Inc. — Class A*	60	724
Shenandoah Telecommunications Co.	40	681
ICO Global Communications Holdings Ltd.*	240	665
Premiere Global Services, Inc.*	78	622
Alaska Communications Systems Group, Inc.	70	621
Iridium Communications, Inc.*	70	605
IDT Corp. — Class B	20	540
Cbeyond, Inc.*	40	529
8x8, Inc.*	100	489
USA Mobility, Inc.	30	458
Atlantic Tele-Network, Inc.	10	384
SureWest Communications	20	334
Fairpoint Communications, Inc.*	30	276
Towerstream Corp.*	50	250
HickoryTech Corp.	20	238
inContact, Inc.*	50	237
Globalstar, Inc.*	160	197
Boingo Wireless, Inc.*	10	91

Total Telecommunication Services		21,019

Total Common Stocks (Cost $1,465,459)		1,937,492

RIGHTS†† - 0.0%
BlueLinx Holdings, Inc. Expires 07/22/11	20	4

Total Rights (Cost $7)		4

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 83.7%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$9,533,300	$9,533,300
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	4,518,844	4,518,844
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	2,923,346	2,923,346
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	587,669	587,669

Total Repurchase Agreements
(Cost $17,563,159)		17,563,159

Total Investments - 92.9%
(Cost $19,028,625)		$19,500,655

Other Assets, Less Liabilities - 7.1%		1,482,020

Total Net Assets - 100.0%		$20,982,675

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $8,988,140)	109	$244,798

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 Russell 2000 Index Swap, Terminating 07/27/11 [3] (Notional Value $7,415,964)	8,963	$206,957
Morgan Stanley Capital Services, Inc. July 2011 Russell 2000 Index Swap, Terminating 07/26/11 [3] (Notional Value $1,157,024)	1,398	42,050
Credit Suisse Capital, LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11 [3] (Notional Value $1,459,076)	1,763	13,273

(Total Notional Value $10,032,064)		$262,280

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

S&P 500 Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 74.6%
Information Technology - 13.2%
Apple, Inc.*	9,530	$3,198,935
International Business Machines Corp.	12,480	2,140,944
Microsoft Corp.	76,490	1,988,740
Oracle Corp.	40,160	1,321,666
Google, Inc. — Class A*	2,590	1,311,524
Intel Corp.	54,650	1,211,044
Qualcomm, Inc.	17,210	977,356
Cisco Systems, Inc.	56,690	884,931
Hewlett-Packard Co.	21,380	778,232
EMC Corp.*	21,210	584,336
Visa, Inc. — Class A	4,940	416,244
Texas Instruments, Inc.	11,970	392,975
eBay, Inc.*	11,770	379,818
Corning, Inc.	16,180	293,667
Mastercard, Inc. — Class A	970	292,300
Dell, Inc.*	16,920	282,056
Automatic Data Processing, Inc.	5,150	271,302
Cognizant Technology Solutions Corp. — Class A*	3,140	230,288
Yahoo!, Inc.*	13,430	201,987
NetApp, Inc.*	3,790	200,036
Salesforce.com, Inc.*	1,240	184,735
Applied Materials, Inc.	13,590	176,806
Juniper Networks, Inc.*	5,490	172,935
Broadcom Corp. — Class A	4,920	165,509
Adobe Systems, Inc.*	5,200	163,540
Motorola Solutions, Inc.*	3,500	161,140
Citrix Systems, Inc.*	1,940	155,200
Altera Corp.	3,320	153,882
Symantec Corp.*	7,790	153,619
Xerox Corp.	14,440	150,320
Intuit, Inc.*	2,820	146,245
Western Union Co.	6,520	130,596
Analog Devices, Inc.	3,090	120,943
Teradata Corp.*	1,740	104,748
SanDisk Corp.*	2,464	102,256
Paychex, Inc.	3,320	101,990
Xilinx, Inc.	2,740	99,928
BMC Software, Inc.*	1,820	99,554
NVIDIA Corp.*	6,190	98,638
Amphenol Corp. — Class A	1,820	98,262
Fiserv, Inc.*	1,480	92,692
F5 Networks, Inc.*	840	92,610
Autodesk, Inc.*	2,380	91,868
Red Hat, Inc.*	1,990	91,341
CA, Inc.	3,910	89,304
Western Digital Corp.*	2,400	87,312
Fidelity National Information Services, Inc.	2,770	85,288
Electronic Arts, Inc.*	3,430	80,948
Linear Technology Corp.	2,350	77,597
Microchip Technology, Inc.	1,960	74,304
KLA-Tencor Corp.	1,730	70,030
Motorola Mobility Holdings, Inc.*	3,040	67,002
Micron Technology, Inc.*	8,880	66,422
National Semiconductor Corp.	2,490	61,279
Computer Sciences Corp.	1,600	60,736
Akamai Technologies, Inc.*	1,920	60,422
Harris Corp.	1,310	59,029
VeriSign, Inc.	1,740	58,220
FLIR Systems, Inc.	1,650	55,621
SAIC, Inc.*	2,880	48,442
LSI Corp.*	6,240	44,429
Advanced Micro Devices, Inc.*	5,950	41,590
Jabil Circuit, Inc.	2,030	41,006
JDS Uniphase Corp.*	2,340	38,984
Molex, Inc.	1,430	36,851
Novellus Systems, Inc.*	920	33,249
Total System Services, Inc.	1,670	31,029
Teradyne, Inc.*	1,912	28,298
Lexmark International, Inc. — Class A*	824	24,110
Compuware Corp.*	2,250	21,960
MEMC Electronic Materials, Inc.*	2,370	20,216
Monster Worldwide, Inc.*	1,330	19,498
Tellabs, Inc.	3,744	17,260

Total Information Technology		21,968,174

Financials - 11.3%
JPMorgan Chase & Co.	40,960	1,676,902
Wells Fargo & Co.	54,520	1,529,831
Berkshire Hathaway, Inc. — Class B*	17,840	1,380,638
Citigroup, Inc.	30,100	1,253,364
Bank of America Corp.	104,450	1,144,772
Goldman Sachs Group, Inc.	5,340	710,701
American Express Co.	10,780	557,326
U.S. Bancorp	19,860	506,629
MetLife, Inc.	10,890	477,744
Morgan Stanley	15,920	366,319
Simon Property Group, Inc.	3,020	351,015
Bank of New York Mellon Corp.	12,800	327,936
PNC Financial Services Group, Inc.	5,424	323,325
Prudential Financial, Inc.	5,030	319,858
Travelers Companies, Inc.	4,320	252,202
Capital One Financial Corp.	4,730	244,399
State Street Corp.	5,200	234,468
ACE Ltd.	3,480	229,054
Aflac, Inc.	4,820	224,998
CME Group, Inc. — Class A	690	201,197
Franklin Resources, Inc.	1,490	195,622
BB&T Corp.	7,180	192,711
BlackRock, Inc. — Class A	990	189,892
Chubb Corp.	3,020	189,082
Equity Residential	3,040	182,400
Marsh & McLennan Companies, Inc.	5,650	176,224
AON Corp.	3,410	174,933
Charles Schwab Corp.	10,320	169,764
ProLogis, Inc.	4,680	167,731
Allstate Corp.	5,390	164,557
Public Storage	1,441	164,288
T. Rowe Price Group, Inc.	2,680	161,711
Boston Properties, Inc.	1,501	159,346

S&P 500 Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Financials - 11.3% (continued)
Vornado Realty Trust	1,690	$157,474
HCP, Inc.	4,180	153,364
Discover Financial Services	5,620	150,335
Ameriprise Financial, Inc.	2,500	144,200
Progressive Corp.	6,740	144,101
SunTrust Banks, Inc.	5,530	142,674
Loews Corp.	3,200	134,688
American International Group, Inc.*	4,504	132,057
Weyerhaeuser Co.	5,550	121,323
Hartford Financial Services Group, Inc.	4,590	121,038
Fifth Third Bancorp	9,470	120,743
Host Hotels & Resorts, Inc.	7,070	119,837
AvalonBay Communities, Inc.	900	115,560
Northern Trust Corp.	2,490	114,440
M&T Bank Corp.	1,290	113,455
Invesco Ltd.	4,760	111,384
Principal Financial Group, Inc.	3,310	100,690
Health Care REIT, Inc.	1,820	95,423
IntercontinentalExchange, Inc.*	760	94,780
NYSE Euronext	2,700	92,529
Lincoln National Corp.	3,230	92,023
SLM Corp.	5,440	91,446
Ventas, Inc.	1,680	88,553
KeyCorp	9,800	81,634
Unum Group	3,170	80,772
Regions Financial Corp.	12,950	80,290
Moody’s Corp.	2,040	78,234
Kimco Realty Corp.	4,190	78,102
CB Richard Ellis Group, Inc. — Class A*	3,010	75,581
XL Group plc — Class A	3,190	70,116
Leucadia National Corp.	2,040	69,564
Plum Creek Timber Company, Inc.	1,670	67,702
Comerica, Inc.	1,820	62,917
Huntington Bancshares, Inc.	8,900	58,384
People’s United Financial, Inc.	3,880	52,147
Genworth Financial, Inc. — Class A*	5,064	52,058
Legg Mason, Inc.	1,530	50,123
Torchmark Corp.	780	50,029
Cincinnati Financial Corp.	1,680	49,022
Zions Bancorporation	1,890	45,379
Hudson City Bancorp, Inc.	5,430	44,472
Marshall & Ilsley Corp.	5,460	43,516
NASDAQ OMX Group, Inc.*	1,550	39,215
Assurant, Inc.	990	35,907
E*Trade Financial Corp.*	2,594	35,797
Apartment Investment & Management Co. — Class A	1,230	31,402
First Horizon National Corp.	2,710	25,853
Federated Investors, Inc. — Class B	960	22,886
Janus Capital Group, Inc.	1,920	18,125

Total Financials		18,752,283

Energy - 9.5%
Exxon Mobil Corp.	50,770	4,131,663
Chevron Corp.	20,724	2,131,256
Schlumberger Ltd.	13,990	1,208,736
ConocoPhillips	14,570	1,095,518
Occidental Petroleum Corp.	8,380	871,855
Apache Corp.	3,950	487,391
Halliburton Co.	9,430	480,930
Anadarko Petroleum Corp.	5,130	393,779
Marathon Oil Corp.	7,340	386,671
Devon Energy Corp.	4,360	343,612
National Oilwell Varco, Inc.	4,360	340,996
Baker Hughes, Inc.	4,480	325,069
EOG Resources, Inc.	2,770	289,603
Hess Corp.	3,120	233,251
Chesapeake Energy Corp.	6,780	201,298
Spectra Energy Corp.	6,705	183,784
Williams Companies, Inc.	6,060	183,315
Peabody Energy Corp.	2,790	164,359
Noble Energy, Inc.	1,820	163,127
El Paso Corp.	7,930	160,186
Southwestern Energy Co.*	3,590	153,939
Valero Energy Corp.	5,883	150,428
Murphy Oil Corp.	1,990	130,663
Cameron International Corp.*	2,530	127,234
Consol Energy, Inc.	2,344	113,637
FMC Technologies, Inc.*	2,480	111,079
Pioneer Natural Resources Co.	1,200	107,484
Alpha Natural Resources, Inc.*	2,340	106,330
Noble Corp.	2,604	102,624
Newfield Exploration Co.*	1,360	92,507
Range Resources Corp.	1,660	92,130
Denbury Resources, Inc.*	4,090	81,800
EQT Corp.	1,540	80,881
QEP Resources, Inc.	1,820	76,131
Nabors Industries Ltd.*	2,960	72,934
Helmerich & Payne, Inc.	1,100	72,732
Cabot Oil & Gas Corp.	1,080	71,615
Sunoco, Inc.	1,250	52,137
Rowan Companies, Inc.*	1,310	50,841
Diamond Offshore Drilling, Inc.	720	50,695
Tesoro Corp.*	1,480	33,907

Total Energy		15,708,127

Health Care - 8.7%
Johnson & Johnson	28,250	1,879,190
Pfizer, Inc.	81,440	1,677,664
Merck & Company, Inc.	31,810	1,122,575
Abbott Laboratories	16,020	842,972
UnitedHealth Group, Inc.	11,170	576,149
Amgen, Inc.*	9,580	558,993
Bristol-Myers Squibb Co.	17,580	509,117
Medtronic, Inc.	11,021	424,639
Eli Lilly & Co.	10,500	394,065
Baxter International, Inc.	5,880	350,977
Gilead Sciences, Inc.*	8,110	335,835
WellPoint, Inc.	3,780	297,751
Express Scripts, Inc. — Class A*	5,460	294,731
Celgene Corp.*	4,770	287,726
Covidien plc	5,110	272,005
Biogen Idec, Inc.*	2,490	266,231
Allergan, Inc.	3,140	261,405

S&P 500 Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Health Care - 8.7% (continued)
Thermo Fisher Scientific, Inc.*	3,950	$254,340
Medco Health Solutions, Inc.*	4,120	232,862
McKesson Corp.	2,600	217,490
Stryker Corp.	3,440	201,894
Becton Dickinson and Co.	2,250	193,882
Agilent Technologies, Inc.*	3,590	183,485
Aetna, Inc.	3,910	172,392
Cardinal Health, Inc.	3,610	163,966
St. Jude Medical, Inc.	3,394	161,826
Intuitive Surgical, Inc.*	400	148,844
CIGNA Corp.	2,790	143,490
Humana, Inc.	1,740	140,140
Zimmer Holdings, Inc.*	1,980	125,136
AmerisourceBergen Corp. — Class A	2,820	116,748
Forest Laboratories, Inc.*	2,954	116,210
Mylan, Inc.*	4,530	111,755
Boston Scientific Corp.*	15,750	108,832
Edwards Lifesciences Corp.*	1,180	102,872
Laboratory Corporation of America Holdings*	1,030	99,694
Hospira, Inc.*	1,734	98,248
CR Bard, Inc.	880	96,677
Life Technologies Corp.*	1,840	95,809
Quest Diagnostics, Inc.	1,620	95,742
Cerner Corp.*	1,500	91,665
Waters Corp.*	940	89,996
Watson Pharmaceuticals, Inc.*	1,300	89,349
DaVita, Inc.*	980	84,878
Varian Medical Systems, Inc.*	1,210	84,724
Cephalon, Inc.*	790	63,121
CareFusion Corp.*	2,298	62,437
Coventry Health Care, Inc.*	1,530	55,799
DENTSPLY International, Inc.	1,450	55,216
Patterson Companies, Inc.	990	32,561
Tenet Healthcare Corp.*	5,050	31,512
PerkinElmer, Inc.	1,160	31,216

Total Health Care		14,506,833

Industrials - 8.4%
General Electric Co.	109,320	2,061,775
United Technologies Corp.	9,430	834,649
United Parcel Service, Inc. — Class B	10,160	740,969
Caterpillar, Inc.	6,640	706,894
3M Co.	7,321	694,397
Boeing Co.	7,610	562,607
Union Pacific Corp.	5,060	528,264
Honeywell International, Inc.	8,110	483,275
Emerson Electric Co.	7,750	435,938
Deere & Co.	4,330	357,008
FedEx Corp.	3,250	308,263
CSX Corp.	11,370	298,121
Danaher Corp.	5,610	297,274
Illinois Tool Works, Inc.	5,150	290,924
General Dynamics Corp.	3,830	285,412
Norfolk Southern Corp.	3,640	272,745
Precision Castparts Corp.	1,480	243,682
Tyco International Ltd.	4,830	238,747
Lockheed Martin Corp.	2,940	238,052
Northrop Grumman Corp.	3,020	209,437
Cummins, Inc.	2,020	209,050
PACCAR, Inc.	3,770	192,609
Raytheon Co.	3,670	182,950
Waste Management, Inc.	4,890	182,250
Eaton Corp.	3,520	181,104
Ingersoll-Rand plc	3,410	154,848
Parker Hannifin Corp.	1,670	149,866
CH Robinson Worldwide, Inc.	1,680	132,451
Dover Corp.	1,920	130,176
Rockwell Automation, Inc.	1,494	129,619
Goodrich Corp.	1,290	123,195
Fluor Corp.	1,800	116,388
Expeditors International of Washington, Inc.	2,190	112,106
ITT Corp.	1,900	111,967
Fastenal Co.	3,044	109,554
Joy Global, Inc.	1,080	102,859
Rockwell Collins, Inc.	1,590	98,087
Republic Services, Inc. — Class A	3,130	96,561
L-3 Communications Holdings, Inc.	1,090	95,320
Southwest Airlines Co.	8,160	93,187
WW Grainger, Inc.	600	92,190
Roper Industries, Inc.	990	82,467
Stericycle, Inc.*	880	78,426
First Solar, Inc.*	560	74,071
Iron Mountain, Inc.	2,070	70,566
Pall Corp.	1,200	67,476
Textron, Inc.	2,850	67,289
Flowserve Corp.	580	63,736
Jacobs Engineering Group, Inc.*	1,310	56,658
Pitney Bowes, Inc.	2,100	48,279
Quanta Services, Inc.*	2,230	45,046
Masco Corp.	3,694	44,439
Equifax, Inc.	1,270	44,094
Cintas Corp.	1,300	42,939
Avery Dennison Corp.	1,090	42,107
Robert Half International, Inc.	1,510	40,815
Dun & Bradstreet Corp.	510	38,525
RR Donnelley & Sons Co.	1,930	37,847
Snap-On, Inc.	600	37,488
Ryder System, Inc.	530	30,131

Total Industrials		13,897,169

Consumer Discretionary - 8.0%
McDonald’s Corp.	10,690	901,381
Walt Disney Co.	19,480	760,499
Amazon.com, Inc.*	3,680	752,523
Comcast Corp. — Class A	28,510	722,443
Home Depot, Inc.	16,410	594,370
Ford Motor Co.*	39,150	539,878
News Corp. — Class A	23,550	416,835
DIRECTV — Class A*	7,910	401,986
Time Warner, Inc.	11,040	401,525
NIKE, Inc. — Class B	3,910	351,822

S&P 500 Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Consumer Discretionary - 8.0% (continued)
Target Corp.	7,100	$333,061
Lowe’s Companies, Inc.	13,420	312,820
Viacom, Inc. — Class B	6,030	307,530
Starbucks Corp.	7,734	305,416
Johnson Controls, Inc.	6,990	291,203
Time Warner Cable, Inc. — Class A	3,470	270,799
Yum! Brands, Inc.	4,800	265,152
Priceline.com, Inc.*	510	261,084
TJX Companies, Inc.	3,980	209,069
CBS Corp. — Class B	6,890	196,296
Coach, Inc.	3,030	193,708
Carnival Corp.	4,450	167,454
Bed Bath & Beyond, Inc.*	2,570	150,011
Kohl’s Corp.	2,900	145,029
Omnicom Group, Inc.	2,900	139,664
McGraw-Hill Companies, Inc.	3,140	131,597
Macy’s, Inc.	4,400	128,656
Stanley Black & Decker, Inc.	1,730	124,646
Netflix, Inc.*	450	118,211
Discovery Communications, Inc. — Class A*	2,870	117,555
Staples, Inc.	7,350	116,130
Starwood Hotels & Resorts Worldwide, Inc.	2,010	112,640
Wynn Resorts Ltd.	780	111,961
Best Buy Company, Inc.	3,330	104,595
Marriott International, Inc. — Class A	2,930	103,986
Tiffany & Co.	1,324	103,960
Fortune Brands, Inc.	1,590	101,394
Limited Brands, Inc.	2,600	99,970
Harley-Davidson, Inc.	2,440	99,967
Chipotle Mexican Grill, Inc. — Class A*	320	98,621
Mattel, Inc.	3,580	98,414
VF Corp.	900	97,704
Ross Stores, Inc.	1,210	96,945
O’Reilly Automotive, Inc.*	1,420	93,024
Genuine Parts Co.	1,620	88,128
Polo Ralph Lauren Corp. — Class A	660	87,523
Cablevision Systems Corp. — Class A	2,370	85,818
Nordstrom, Inc.	1,730	81,206
CarMax, Inc.*	2,330	77,053
AutoZone, Inc.*	260	76,661
JC Penney Company, Inc.	2,200	75,988
The Gap, Inc.	4,030	72,943
Darden Restaurants, Inc.	1,410	70,162
Family Dollar Stores, Inc.	1,260	66,226
Whirlpool Corp.	790	64,243
Interpublic Group of Companies, Inc.	5,040	63,000
Hasbro, Inc.	1,400	61,502
Abercrombie & Fitch Co. — Class A	900	60,228
Expedia, Inc.	2,060	59,719
Wyndham Worldwide Corp.	1,750	58,888
Apollo Group, Inc. — Class A*	1,260	55,037
International Game Technology	3,090	54,322
H&R Block, Inc.	3,150	50,526
Newell Rubbermaid, Inc.	3,004	47,403
Scripps Networks Interactive, Inc. — Class A	943	46,094
Goodyear Tire & Rubber Co.*	2,520	42,260
GameStop Corp. — Class A*	1,460	38,938
DeVry, Inc.	630	37,252
Urban Outfitters, Inc.*	1,280	36,032
Leggett & Platt, Inc.	1,470	35,839
Gannett Company, Inc.	2,480	35,514
DR Horton, Inc.	2,900	33,408
Harman International Industries, Inc.	720	32,810
Sears Holdings Corp.*	440	31,434
Lennar Corp. — Class A	1,660	30,129
Pulte Group, Inc.*	3,474	26,611
Big Lots, Inc.*	770	25,526
AutoNation, Inc.*	660	24,163
Washington Post Co. — Class B	50	20,948

Total Consumer Discretionary		13,305,068

Consumer Staples - 8.0%
Procter & Gamble Co.	28,770	1,828,909
Coca-Cola Co.	23,600	1,588,044
Philip Morris International, Inc.	18,330	1,223,894
PepsiCo, Inc.	16,290	1,147,305
Wal-Mart Stores, Inc.	19,690	1,046,327
Kraft Foods, Inc. — Class A	18,120	638,368
Altria Group, Inc.	21,580	569,928
CVS Caremark Corp.	13,980	525,368
Colgate-Palmolive Co.	5,040	440,546
Walgreen Co.	9,440	400,822
Costco Wholesale Corp.	4,505	365,986
Kimberly-Clark Corp.	4,050	269,568
General Mills, Inc.	6,580	244,908
Archer-Daniels-Midland Co.	7,030	211,954
Sysco Corp.	6,010	187,392
HJ Heinz Co.	3,320	176,890
Lorillard, Inc.	1,480	161,128
Kroger Co.	6,250	155,000
Kellogg Co.	2,580	142,726
Mead Johnson Nutrition Co. — Class A	2,110	142,530
Reynolds American, Inc.	3,480	128,934
Estee Lauder Companies, Inc. — Class A	1,180	124,124
Avon Products, Inc.	4,430	124,040
Sara Lee Corp.	6,030	114,510
ConAgra Foods, Inc.	4,210	108,660
Coca-Cola Enterprises, Inc.	3,350	97,753
Whole Foods Market, Inc.	1,540	97,713
Dr Pepper Snapple Group, Inc.	2,280	95,600
Clorox Co.	1,370	92,393
JM Smucker Co.	1,200	91,728
Hershey Co.	1,580	89,823
Safeway, Inc.	3,650	85,300
Brown-Forman Corp. — Class B	1,060	79,171

S&P 500 Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Consumer Staples - 8.0% (continued)
Molson Coors Brewing Co. — Class B	1,644	$73,553
McCormick & Company, Inc.	1,370	67,911
Campbell Soup Co.	1,880	64,954
Tyson Foods, Inc. — Class A	3,090	60,008
Hormel Foods Corp.	1,430	42,628
Constellation Brands, Inc. — Class A*	1,840	38,309
Dean Foods Co.*	1,890	23,190
SUPERVALU, Inc.	2,190	20,608

Total Consumer Staples		13,188,503

Materials - 2.7%
E. I. du Pont de Nemours & Co.	9,570	517,258
Freeport-McMoRan Copper & Gold, Inc.	9,760	516,304
Dow Chemical Co.	12,120	436,320
Monsanto Co.	5,520	400,421
Praxair, Inc.	3,130	339,261
Newmont Mining Corp.	5,090	274,707
Air Products & Chemicals, Inc.	2,180	208,364
Alcoa, Inc.	10,960	173,826
PPG Industries, Inc.	1,630	147,988
Cliffs Natural Resources, Inc.	1,490	137,751
Ecolab, Inc.	2,390	134,748
Nucor Corp.	3,264	134,542
International Paper Co.	4,510	134,488
CF Industries Holdings, Inc.	740	104,836
Sigma-Aldrich Corp.	1,260	92,459
Sherwin-Williams Co.	910	76,322
Eastman Chemical Co.	730	74,511
Allegheny Technologies, Inc.	1,090	69,182
United States Steel Corp.	1,480	68,139
Ball Corp.	1,730	66,536
FMC Corp.	740	63,655
MeadWestvaco Corp.	1,752	58,359
International Flavors & Fragrances, Inc.	830	53,319
Vulcan Materials Co.	1,330	51,245
Airgas, Inc.	720	50,429
Owens-Illinois, Inc.*	1,690	43,619
Sealed Air Corp.	1,650	39,253
Bemis Company, Inc.	1,090	36,820
AK Steel Holding Corp.	1,140	17,966
Titanium Metals Corp.	930	17,038

Total Materials		4,539,666

Utilities - 2.5%
Southern Co.	8,750	353,325
Exelon Corp.	6,830	292,597
Dominion Resources, Inc.	5,930	286,241
Duke Energy Corp.	13,720	258,348
NextEra Energy, Inc.	4,350	249,951
FirstEnergy Corp.	4,314	190,463
American Electric Power Company, Inc.	4,970	187,270
PG&E Corp.	4,100	172,323
Public Service Enterprise Group, Inc.	5,210	170,054
PPL Corp.	5,950	165,589
Consolidated Edison, Inc.	3,020	160,785
Progress Energy, Inc.	3,040	145,950
Sempra Energy	2,470	130,614
Edison International	3,360	130,200
Entergy Corp.	1,830	124,952
Xcel Energy, Inc.	4,990	121,257
DTE Energy Co.	1,750	87,535
AES Corp.*	6,770	86,250
CenterPoint Energy, Inc.	4,380	84,753
Oneok, Inc.	1,100	81,411
Constellation Energy Group, Inc.	2,070	78,577
Wisconsin Energy Corp.	2,410	75,553
Ameren Corp.	2,494	71,927
Northeast Utilities	1,820	64,009
NRG Energy, Inc.*	2,480	60,958
NiSource, Inc.	2,880	58,320
CMS Energy Corp.	2,600	51,194
Pinnacle West Capital Corp.	1,120	49,930
SCANA Corp.	1,180	46,457
Pepco Holdings, Inc.	2,330	45,738
TECO Energy, Inc.	2,220	41,936
Integrys Energy Group, Inc.	800	41,472
Nicor, Inc.	470	25,728

Total Utilities		4,191,667

Telecommunication Services - 2.3%
AT&T, Inc.	61,040	1,917,266
Verizon Communications, Inc.	29,160	1,085,627
CenturyLink, Inc.	6,190	250,262
American Tower Corp. — Class A*	4,090	213,907
Sprint Nextel Corp.*	30,840	166,228
Frontier Communications Corp.	10,260	82,798
Windstream Corp.	5,264	68,221
MetroPCS Communications, Inc.*	2,740	47,155

Total Telecommunication Services		3,831,464

Total Common Stocks (Cost $92,598,823)		123,888,954

S&P 500 Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 23.7%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$20,940,987	$20,940,987
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	10,630,967	10,630,967
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	6,421,465	6,421,465
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	1,290,883	1,290,883

Total Repurchase Agreements (Cost $39,284,302)		39,284,302

Total Investments - 98.3% (Cost $131,883,125)		$163,173,256

Other Assets, Less Liabilities - 1.7%		2,901,028

Total Net Assets - 100.0%		$166,074,284

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,512,538)	23	$13,760

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 S&P 500 Index Swap, Terminating 07/27/11 [3] (Notional Value $13,029,817)	9,866	$398,791
Morgan Stanley Capital Services, Inc. July 2011 S&P 500 Index Swap, Terminating 07/26/11 [3] (Notional Value $18,378,442)	13,916	204,991
Credit Suisse Capital, LLC July 2011 S&P 500 Index Swap, Terminating 07/29/11 [3] (Notional Value $8,844,297)	6,697	88,692

(Total Notional Value $40,252,556)		$692,474

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

S&P 500 Pure Growth Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 97.3%
Consumer Discretionary - 30.8%
Netflix, Inc.*	2,480	$651,471
Chipotle Mexican Grill, Inc. — Class A*	1,960	604,052
Priceline.com, Inc.*	1,149	588,208
Amazon.com, Inc.*	2,659	543,739
Coach, Inc.	7,773	496,928
Expedia, Inc.	14,958	433,632
Wynn Resorts Ltd.	2,930	420,572
AutoZone, Inc.*	1,318	388,612
Discovery Communications, Inc. — Class A*	9,428	386,171
Ross Stores, Inc.	4,643	371,997
Starbucks Corp.	9,127	360,425
O’Reilly Automotive, Inc.*	5,342	349,954
DIRECTV — Class A*	6,472	328,907
Nordstrom, Inc.	6,901	323,933
Tiffany & Co.	4,010	314,865
Wyndham Worldwide Corp.	8,687	292,318
Limited Brands, Inc.	7,260	279,147
Darden Restaurants, Inc.	5,165	257,010
Polo Ralph Lauren Corp. — Class A	1,845	244,665
DeVry, Inc.	3,830	226,468
Cablevision Systems Corp. — Class A	6,240	225,950
CarMax, Inc.*	6,809	225,174
Bed Bath & Beyond, Inc.*	3,845	224,433
Hasbro, Inc.	4,869	213,895
Comcast Corp. — Class A	8,218	208,244
Urban Outfitters, Inc.*	7,088	199,527
TJX Companies, Inc.	3,753	197,145
Yum! Brands, Inc.	3,169	175,056
Apollo Group, Inc. — Class A*	3,592	156,899
Family Dollar Stores, Inc.	2,719	142,911
Interpublic Group of Companies, Inc.	11,005	137,563
Starwood Hotels & Resorts Worldwide, Inc.	2,141	119,982
NIKE, Inc. — Class B	980	88,180
Scripps Networks Interactive, Inc. — Class A	1,670	81,630

Total Consumer Discretionary		10,259,663

Information Technology - 26.6%
Apple, Inc.*	1,500	503,505
Cognizant Technology Solutions Corp. — Class A*	6,695	491,011
Western Digital Corp.*	12,972	471,921
Salesforce.com, Inc.*	3,087	459,901
Red Hat, Inc.*	9,668	443,761
NetApp, Inc.*	7,833	413,426
F5 Networks, Inc.*	3,410	375,953
Teradata Corp.*	5,911	355,842
eBay, Inc.*	10,569	341,062
Mastercard, Inc. — Class A	1,010	304,353
Citrix Systems, Inc.*	3,756	300,480
Micron Technology, Inc.*	39,910	298,527
Visa, Inc. — Class A	3,327	280,333
Akamai Technologies, Inc.*	8,665	272,688
Juniper Networks, Inc.*	8,403	264,694
JDS Uniphase Corp.*	15,777	262,845
EMC Corp.*	8,949	246,545
Oracle Corp.	7,322	240,967
Google, Inc. — Class A*	464	234,960
Intuit, Inc.*	4,318	223,931
Broadcom Corp. — Class A	6,143	206,651
SanDisk Corp.*	4,913	203,890
BMC Software, Inc.*	3,610	197,467
FLIR Systems, Inc.	5,576	187,967
Altera Corp.	3,951	183,129
Analog Devices, Inc.	3,946	154,446
Amphenol Corp. — Class A	2,778	149,984
Symantec Corp.*	7,433	146,579
Advanced Micro Devices, Inc.*	20,190	141,128
Linear Technology Corp.	4,157	137,264
International Business Machines Corp.	787	135,010
Xilinx, Inc.	3,226	117,652
Microsoft Corp.	3,768	97,968

Total Information Technology		8,845,840

Health Care - 16.7%
CIGNA Corp.	9,115	468,784
Tenet Healthcare Corp.*	73,878	460,999
Intuitive Surgical, Inc.*	1,091	405,972
Biogen Idec, Inc.*	3,702	395,818
Watson Pharmaceuticals, Inc.*	5,470	375,953
Mylan, Inc.*	12,860	317,256
Edwards Lifesciences Corp.*	3,170	276,361
Life Technologies Corp.*	5,113	266,234
Allergan, Inc.	2,956	246,087
Cerner Corp.*	3,812	232,951
Gilead Sciences, Inc.*	5,489	227,299
Express Scripts, Inc. — Class A*	3,910	211,062
Hospira, Inc.*	3,580	202,843
Medco Health Solutions, Inc.*	3,584	202,568
Celgene Corp.*	3,281	197,910
St. Jude Medical, Inc.	4,061	193,628
Laboratory Corporation of America Holdings*	1,902	184,095
Waters Corp.*	1,777	170,130
Varian Medical Systems, Inc.*	2,323	162,656
Patterson Companies, Inc.	4,210	138,467
Agilent Technologies, Inc.*	2,325	118,831
Eli Lilly & Co.	2,660	99,830

Total Health Care		5,555,734

Industrials - 6.4%
Joy Global, Inc.	4,700	447,628
Flowserve Corp.	2,296	252,307
Goodrich Corp.	2,074	198,067
First Solar, Inc.*	1,473	194,834
Stericycle, Inc.*	2,159	192,410
Cummins, Inc.	1,832	189,594
Ingersoll-Rand plc	3,378	153,395
WW Grainger, Inc.	925	142,126
Deere & Co.	1,652	136,207
Rockwell Automation, Inc.	1,327	115,131
Precision Castparts Corp.	604	99,449

Total Industrials		2,121,148

S&P 500 Pure Growth Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Energy - 5.5%
National Oilwell Varco, Inc.	4,564	$356,951
FMC Technologies, Inc.*	6,922	310,036
Pioneer Natural Resources Co.	2,968	265,844
Cameron International Corp.*	5,201	261,558
Diamond Offshore Drilling, Inc.	2,879	202,710
Southwestern Energy Co.*	3,918	168,004
Peabody Energy Corp.	2,583	152,165
Consol Energy, Inc.	2,198	106,559

Total Energy		1,823,827

Materials - 4.1%
CF Industries Holdings, Inc.	2,650	375,425
Freeport-McMoRan Copper & Gold, Inc.	5,448	288,199
Newmont Mining Corp.	3,015	162,720
FMC Corp.	1,712	147,266
International Flavors & Fragrances, Inc.	2,095	134,583
Ball Corp.	3,498	134,533
Sigma-Aldrich Corp.	1,544	113,299

Total Materials		1,356,025

Consumer Staples - 3.5%
Whole Foods Market, Inc.	5,974	379,050
Coca-Cola Enterprises, Inc.	9,258	270,149
Estee Lauder Companies, Inc. — Class A	2,517	264,763
Dr Pepper Snapple Group, Inc.	4,066	170,487
Coca-Cola Co.	1,350	90,842

Total Consumer Staples		1,175,291

Financials - 2.5%
Ventas, Inc.	5,156	271,773
IntercontinentalExchange, Inc.*	1,944	242,436
Ameriprise Financial, Inc.	2,837	163,638
CB Richard Ellis Group, Inc. — Class A*	6,284	157,791

Total Financials		835,638

Telecommunication Services - 1.2%
MetroPCS Communications, Inc.*	11,893	204,679
American Tower Corp. — Class A*	3,581	187,286

Total Telecommunication Services		391,965

Total Common Stocks (Cost $22,151,367)		32,365,131

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$145,263	$145,263
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	49,747	49,747
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	44,544	44,544
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	8,955	8,955

Total Repurchase Agreements (Cost $248,509)		248,509

Total Investments - 98.1% (Cost $22,399,876)		$32,613,640

Other Assets Less Liabilities - 1.9%		637,697

Total Net Assets - 100.0%		$33,251,337

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

plc	Public Limited Company

S&P 500 Pure Value Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 24.0%
Hartford Financial Services Group, Inc.	27,230	$718,055
Capital One Financial Corp.	11,867	613,168
Assurant, Inc.	16,185	587,030
Unum Group	21,461	546,826
Prudential Financial, Inc.	8,243	524,172
Allstate Corp.	16,913	516,354
Bank of America Corp.	46,044	504,642
XL Group plc — Class A	20,288	445,930
Lincoln National Corp.	14,678	418,176
Genworth Financial, Inc. — Class A*	35,719	367,191
NASDAQ OMX Group, Inc.*	13,179	333,429
ACE Ltd.	5,015	330,087
Travelers Companies, Inc.	5,360	312,917
JPMorgan Chase & Co.	7,319	299,640
Loews Corp.	7,105	299,050
Principal Financial Group, Inc.	9,562	290,876
Fifth Third Bancorp	22,085	281,584
SLM Corp.	16,408	275,819
Cincinnati Financial Corp.	9,386	273,884
Citigroup, Inc.	6,572	273,658
BB&T Corp.	9,656	259,167
Discover Financial Services	8,807	235,587
Regions Financial Corp.	37,327	231,427
PNC Financial Services Group, Inc.	3,865	230,393
Weyerhaeuser Co.	10,462	228,699
Legg Mason, Inc.	6,798	222,703
NYSE Euronext	6,362	218,026
Chubb Corp.	3,461	216,693
People’s United Financial, Inc.	16,016	215,255
MetLife, Inc.	4,721	207,110
SunTrust Banks, Inc.	7,980	205,884
Morgan Stanley	8,372	192,640
Torchmark Corp.	2,517	161,440
Goldman Sachs Group, Inc.	1,130	150,392

Total Financials		11,187,904

Utilities - 16.9%
Constellation Energy Group, Inc.	31,578	1,198,701
NRG Energy, Inc.*	39,015	958,989
Pepco Holdings, Inc.	30,474	598,205
NiSource, Inc.	23,018	466,114
Ameren Corp.	15,098	435,426
AES Corp.*	32,336	411,961
FirstEnergy Corp.	8,165	360,485
Oneok, Inc.	4,480	331,565
Integrys Energy Group, Inc.	5,862	303,886
DTE Energy Co.	6,069	303,571
Edison International	6,382	247,302
CMS Energy Corp.	12,291	242,010
Consolidated Edison, Inc.	4,171	222,064
American Electric Power Company, Inc.	5,860	220,805
Progress Energy, Inc.	4,192	201,258
Nicor, Inc.	3,637	199,089
Duke Energy Corp.	10,485	197,433
CenterPoint Energy, Inc.	9,673	187,172
Northeast Utilities	5,148	181,055
Sempra Energy	3,250	171,860
Xcel Energy, Inc.	6,503	158,023
SCANA Corp.	3,841	151,220
Entergy Corp.	2,135	145,778

Total Utilities		7,893,972

Consumer Staples - 14.0%
Dean Foods Co.*	106,701	1,309,221
SUPERVALU, Inc.	114,767	1,079,958
Tyson Foods, Inc. — Class A	42,363	822,689
Archer-Daniels-Midland Co.	22,510	678,677
CVS Caremark Corp.	14,583	548,029
Kroger Co.	18,340	454,832
Costco Wholesale Corp.	4,497	365,336
Safeway, Inc.	14,798	345,829
Walgreen Co.	6,704	284,652
Sysco Corp.	6,752	210,527
Wal-Mart Stores, Inc.	3,841	204,111
ConAgra Foods, Inc.	7,722	199,305

Total Consumer Staples		6,503,166

Health Care - 12.1%
Coventry Health Care, Inc.*	29,464	1,074,552
Humana, Inc.	10,541	848,972
WellPoint, Inc.	10,204	803,769
Aetna, Inc.	17,897	789,079
McKesson Corp.	7,853	656,903
Cardinal Health, Inc.	12,990	590,006
UnitedHealth Group, Inc.	9,418	485,780
CareFusion Corp.*	8,204	222,903
Boston Scientific Corp.*	24,865	171,817

Total Health Care		5,643,781

Consumer Discretionary - 10.3%
Sears Holdings Corp.*	11,626	830,561
GameStop Corp. — Class A*	28,445	758,628
Whirlpool Corp.	6,639	539,884
AutoNation, Inc.*	12,484	457,039
JC Penney Company, Inc.	9,780	337,801
DR Horton, Inc.	28,253	325,475
CBS Corp. — Class B	10,501	299,174
Time Warner, Inc.	7,795	283,504
Gannett Company, Inc.	18,255	261,412
Washington Post Co. — Class B	617	258,492
Goodyear Tire & Rubber Co.*	14,892	249,739
Lowe’s Companies, Inc.	7,453	173,729

Total Consumer Discretionary		4,775,438

Energy - 8.6%
Tesoro Corp.*	42,576	975,416
Valero Energy Corp.	36,153	924,432
Marathon Oil Corp.	12,746	671,459
Sunoco, Inc.	9,305	388,112
QEP Resources, Inc.	7,798	326,190
ConocoPhillips	4,056	304,971
Rowan Companies, Inc.*	6,717	260,687
Hess Corp.	1,955	146,156

Total Energy		3,997,423

Industrials - 5.8%
L-3 Communications Holdings, Inc.	5,868	513,157
RR Donnelley & Sons Co.	25,599	501,996
Northrop Grumman Corp.	5,487	380,523

S&P 500 Pure Value Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrials - 5.8% (continued)
Ryder System, Inc.	6,683	$379,929
Jacobs Engineering Group, Inc.*	7,525	325,456
Quanta Services, Inc.*	10,499	212,080
Masco Corp.	17,462	210,068
General Electric Co.	9,787	184,583

Total Industrials		2,707,792

Information Technology - 3.2%
Jabil Circuit, Inc.	30,822	622,605
Computer Sciences Corp.	11,920	452,483
Xerox Corp.	21,766	226,584
Dell, Inc.*	11,424	190,438

Total Information Technology		1,492,110

Materials - 3.2%
International Paper Co.	12,734	379,728
MeadWestvaco Corp.	11,156	371,606
AK Steel Holding Corp.	22,577	355,814
Alcoa, Inc.	13,558	215,030
Sealed Air Corp.	7,033	167,315

Total Materials		1,489,493

Telecommunication Services - 1.4%
Sprint Nextel Corp.*	122,775	661,757

Total Common Stocks (Cost $40,366,091)		46,352,836

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$239,042	$239,042
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	81,864	81,864
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	73,301	73,301
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	14,735	14,735

Total Repurchase Agreements (Cost $408,942)		408,942

Total Investments - 100.4% (Cost $40,775,033)		$46,761,778

Liabilities & Other Assets - (0.4)%		(207,739)

Total Net Assets - 100.0%		$46,554,039

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

plc	Public Limited Company

S&P MidCap 400 Pure Growth Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 98.7%
Consumer Discretionary - 28.9%
Fossil, Inc.*	46,205	$5,439,253
Deckers Outdoor Corp.*	58,924	5,193,561
Ascena Retail Group, Inc.*	133,118	4,532,668
Under Armour, Inc. — Class A*	56,202	4,344,977
Guess?, Inc.	97,340	4,094,120
Cheesecake Factory, Inc.*	125,054	3,922,944
Tractor Supply Co.	55,192	3,691,241
AMC Networks, Inc. — Class A*	80,100	3,484,350
Panera Bread Co. — Class A*	27,525	3,458,792
LKQ Corp.*	126,036	3,288,279
Life Time Fitness, Inc.*	76,420	3,049,922
Dollar Tree, Inc.*	41,288	2,750,607
Aeropostale, Inc.*	155,913	2,728,478
Phillips-Van Heusen Corp.	41,292	2,703,387
Polaris Industries, Inc.	23,764	2,641,844
Dick’s Sporting Goods, Inc.*	65,329	2,511,900
Tupperware Brands Corp.	35,832	2,416,868
Chico’s FAS, Inc.	158,103	2,407,909
PetSmart, Inc.	53,033	2,406,107
Warnaco Group, Inc.*	39,877	2,083,573
ITT Educational Services, Inc.*	26,357	2,062,172
Williams-Sonoma, Inc.	46,803	1,707,842
Advance Auto Parts, Inc.	27,058	1,582,622
DreamWorks Animation SKG, Inc. — Class A*	73,004	1,467,380
ANN, Inc.*	55,291	1,443,095
Bally Technologies, Inc.*	29,745	1,210,027
Strayer Education, Inc.	8,570	1,083,162
Gentex Corp.	30,466	920,987
WMS Industries, Inc.*	23,245	714,086
Lamar Advertising Co. — Class A*	25,255	691,229

Total Consumer Discretionary		80,033,382

Information Technology - 25.0%
Rackspace Hosting, Inc.*	144,307	6,167,681
Riverbed Technology, Inc.*	125,475	4,967,555
Informatica Corp.*	78,230	4,570,979
TIBCO Software, Inc.*	150,307	4,361,909
Polycom, Inc.*	50,183	3,226,767
Skyworks Solutions, Inc.*	124,327	2,857,035
Equinix, Inc.*	28,180	2,846,744
Advent Software, Inc.*	95,331	2,685,474
Solera Holdings, Inc.	43,668	2,583,399
ANSYS, Inc.*	45,838	2,505,964
Factset Research Systems, Inc.	23,524	2,406,976
Concur Technologies, Inc.*	46,015	2,303,971
Cree, Inc.*	66,356	2,228,898
Rovi Corp.*	36,969	2,120,542
MICROS Systems, Inc.*	40,370	2,006,793
Gartner, Inc.*	49,108	1,978,561
Semtech Corp.*	66,045	1,805,670
Alliance Data Systems Corp.*	18,277	1,719,317
Atmel Corp.*	120,122	1,690,117
ADTRAN, Inc.	41,603	1,610,452
Global Payments, Inc.	31,094	1,585,794
Lender Processing Services, Inc.	70,676	1,477,835
Quest Software, Inc.*	59,200	1,345,616
Digital River, Inc.*	35,484	1,141,165
NeuStar, Inc. — Class A*	42,700	1,118,740
Silicon Laboratories, Inc.*	26,544	1,095,205
ACI Worldwide, Inc.*	31,425	1,061,222
Jack Henry & Associates, Inc.	34,658	1,040,087
Zebra Technologies Corp. — Class A*	23,942	1,009,634
QLogic Corp.*	58,200	926,544
RF Micro Devices, Inc.*	118,165	723,170

Total Information Technology		69,169,816

Health Care - 16.7%
Medicis Pharmaceutical Corp. — Class A	123,294	4,706,132
Cooper Companies, Inc.	48,094	3,810,969
Allscripts Healthcare Solutions, Inc.*	169,865	3,298,778
Mednax, Inc.*	43,168	3,116,298
Perrigo Co.	34,429	3,025,276
Catalyst Health Solutions, Inc.*	53,500	2,986,370
Health Management Associates, Inc. — Class A*	262,490	2,829,642
Endo Pharmaceuticals Holdings, Inc.*	68,016	2,732,203
Kinetic Concepts, Inc.*	47,361	2,729,414
IDEXX Laboratories, Inc.*	34,533	2,678,379
Universal Health Services, Inc. — Class B	51,008	2,628,442
United Therapeutics Corp.*	46,100	2,540,110
ResMed, Inc.*	67,908	2,101,753
Lincare Holdings, Inc.	66,276	1,939,899
Thoratec Corp.*	58,133	1,907,925
Gen-Probe, Inc.*	25,434	1,758,761
Mettler-Toledo International, Inc.*	8,133	1,371,793

Total Health Care		46,162,144

Energy - 7.4%
Dresser-Rand Group, Inc.*	75,648	4,066,080
Atwood Oceanics, Inc.*	74,159	3,272,636
Oceaneering International, Inc.	75,264	3,048,192
Dril-Quip, Inc.*	38,048	2,580,796
Bill Barrett Corp.*	49,129	2,277,129
Northern Oil and Gas, Inc.*	83,100	1,840,665
Oil States International, Inc.*	21,600	1,726,056
CARBO Ceramics, Inc.	10,425	1,698,754

Total Energy		20,510,308

Industrials - 5.7%
Bucyrus International, Inc. — Class A	53,053	4,862,838
BE Aerospace, Inc.*	89,749	3,662,657
Triumph Group, Inc.	32,885	3,274,688
Copart, Inc.*	39,850	1,857,010
Woodward, Inc.	34,516	1,203,228
Rollins, Inc.	45,400	925,252

Total Industrials		15,785,673

Consumer Staples - 5.3%
Green Mountain Coffee Roasters, Inc.*	118,433	10,571,330
Hansen Natural Corp.*	50,031	4,050,009

Total Consumer Staples		14,621,339

S&P MidCap 400 Pure Growth Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Materials - 4.8%
NewMarket Corp.	31,880	$5,442,235
Lubrizol Corp.	23,600	3,168,772
Intrepid Potash, Inc.*	70,500	2,291,250
Compass Minerals International, Inc.	16,817	1,447,439
Albemarle Corp.	16,058	1,111,214

Total Materials		13,460,910

Financials - 4.1%
SL Green Realty Corp.	39,689	3,289,027
Macerich Co.	40,067	2,143,585
Jones Lang LaSalle, Inc.	18,877	1,780,101
Waddell & Reed Financial, Inc. — Class A	39,265	1,427,283
Corporate Office Properties Trust	42,917	1,335,148
MSCI, Inc. — Class A*	33,709	1,270,155

Total Financials		11,245,299

Telecommunication Services - 0.8%
tw telecom, Inc. — Class A*	114,860	2,358,076

Total Common Stocks (Cost $227,116,690)		273,346,947

WARRANTS†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	18	14

Total Warrants (Cost $—)		14

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.1%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$271,642	$271,642
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	93,028	93,028
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	83,298	83,298
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	16,745	16,745

Total Repurchase Agreements (Cost $464,713)		464,713

Total Investments - 98.8% (Cost $227,581,403)		$273,811,674

Other Assets Less Liabilities - 1.2%		3,200,565

Total Net Assets - 100.0%		$277,012,239

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

S&P MidCap 400 Pure Value Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Financials - 23.2%
First American Financial Corp.	57,154	$894,460
Unitrin, Inc.	26,148	775,811
Reinsurance Group of America, Inc. — Class A	10,545	641,769
Fidelity National Financial, Inc. — Class A	38,637	608,146
Protective Life Corp.	21,349	493,802
Transatlantic Holdings, Inc.	9,489	465,056
American Financial Group, Inc.	12,951	462,221
Everest Re Group Ltd.	4,970	406,298
Hanover Insurance Group, Inc.	8,965	338,070
StanCorp Financial Group, Inc.	8,010	337,942
WR Berkley Corp.	9,970	323,427
BancorpSouth, Inc.	25,880	321,171
Old Republic International Corp.	26,654	313,185
HCC Insurance Holdings, Inc.	9,396	295,974
Mercury General Corp.	6,639	262,174
Washington Federal, Inc.	15,896	261,171
Astoria Financial Corp.	19,772	252,884
International Bancshares Corp.	14,608	244,392
Fulton Financial Corp.	21,724	232,664
Hospitality Properties Trust	8,721	211,484
Synovus Financial Corp.	97,159	202,091
Associated Banc-Corp.	14,056	195,378
Webster Financial Corp.	8,769	184,324
First Niagara Financial Group, Inc.	11,600	153,120
Apollo Investment Corp.	14,375	146,769

Total Financials		9,023,783

Consumer Discretionary - 12.8%
Barnes & Noble, Inc.	54,570	904,771
American Greetings Corp. — Class A	20,655	496,546
Regis Corp.	28,769	440,741
Collective Brands, Inc.*	29,600	434,824
Wendy’s — Class A	77,580	393,331
Bob Evans Farms, Inc.	9,799	342,671
Scholastic Corp.	12,493	332,314
Rent-A-Center, Inc. — Class A	10,026	306,394
RadioShack Corp.	22,420	298,410
Mohawk Industries, Inc.*	4,540	272,355
Foot Locker, Inc.	10,850	257,796
Career Education Corp.*	10,180	215,307
MDC Holdings, Inc.	6,150	151,536
KB Home	14,050	137,409

Total Consumer Discretionary		4,984,405

Industrials - 12.4%
URS Corp.*	18,222	815,252
KBR, Inc.	15,059	567,574
Brink’s Co.	16,116	480,740
Aecom Technology Corp.*	15,716	429,676
Manpower, Inc.	7,924	425,123
Granite Construction, Inc.	16,405	402,415
Harsco Corp.	11,799	384,647
Shaw Group, Inc.*	11,163	337,234
JetBlue Airways Corp.*	48,806	297,717
Trinity Industries, Inc.	7,891	275,238
Alliant Techsystems, Inc.	2,922	208,426
Con-way, Inc.	4,751	184,386

Total Industrials		4,808,428

Information Technology - 12.3%
CoreLogic, Inc.*	57,011	952,654
Tech Data Corp.*	16,850	823,796
Ingram Micro, Inc. — Class A*	42,468	770,370
Arrow Electronics, Inc.*	18,511	768,206
Avnet, Inc.*	19,593	624,625
AOL, Inc.*	19,144	380,200
SRA International, Inc. — Class A*	9,261	286,350
Convergys Corp.*	12,926	176,311

Total Information Technology		4,782,512

Health Care - 12.3%
Kindred Healthcare, Inc.*	62,820	1,348,745
Omnicare, Inc.	31,074	990,950
Owens & Minor, Inc.	18,864	650,619
Health Net, Inc.*	18,129	582,304
Community Health Systems, Inc.*	20,424	524,488
LifePoint Hospitals, Inc.*	10,941	427,574
Teleflex, Inc.	4,158	253,888

Total Health Care		4,778,568

Utilities - 8.8%
PNM Resources, Inc.	50,574	846,609
Questar Corp.	24,930	441,510
Atmos Energy Corp.	12,083	401,760
N.V. Energy, Inc.	23,322	357,993
Great Plains Energy, Inc.	16,317	338,251
UGI Corp.	8,462	269,853
WGL Holdings, Inc.	6,296	242,333
Hawaiian Electric Industries, Inc.	7,847	188,799
Vectren Corp.	6,084	169,500
IDACORP, Inc.	4,126	162,977

Total Utilities		3,419,585

Consumer Staples - 6.7%
Smithfield Foods, Inc.*	34,170	747,298
Universal Corp.	15,015	565,615
BJ’s Wholesale Club, Inc.*	10,675	537,486
Ruddick Corp.	9,608	418,333
Ralcorp Holdings, Inc.*	4,064	351,861

Total Consumer Staples		2,620,593

Materials - 6.0%
Ashland, Inc.	10,796	697,637
Commercial Metals Co.	25,191	361,491
Reliance Steel & Aluminum Co.	6,340	314,781
Temple-Inland, Inc.	7,716	229,474
Worthington Industries, Inc.	9,728	224,717
Olin Corp.	8,133	184,294
Cabot Corp.	4,413	175,946
Louisiana-Pacific Corp.*	17,278	140,643

Total Materials		2,328,983

Energy - 4.3%
Overseas Shipholding Group, Inc.	16,271	438,341
Helix Energy Solutions Group, Inc.*	21,790	360,842
Southern Union Co.	6,541	262,621
Tidewater, Inc.	4,367	234,988
HollyFrontier Corp.	3,040	210,976

S&P MidCap 400 Pure Value Fund SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 4.3% (continued)
Exterran Holdings, Inc.*	9,078	$180,017

Total Energy		1,687,785

Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.	9,430	293,084

Total Common Stocks (Cost $34,768,117)		38,727,726

WARRANTS†† - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	176	141

Total Warrants (Cost $—)		141

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.1%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$235,185	$235,185
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	80,543	80,543
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	72,118	72,118
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	14,498	14,498

Total Repurchase Agreements (Cost $402,344)		402,344

Total Investments - 100.6% (Cost $35,170,461)		$39,130,211

Liabilities & Other Assets - (0.6)%		(220,678)

Total Net Assets - 100.0%		$38,909,533

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 98.5%
Information Technology - 34.7%
Sourcefire, Inc.*	44,774	$1,330,683
LivePerson, Inc.*	92,500	1,307,950
Interactive Intelligence Group*	36,710	1,286,685
Synchronoss Technologies, Inc.*	39,125	1,241,436
CommVault Systems, Inc.*	27,666	1,229,754
Cirrus Logic, Inc.*	76,900	1,222,710
Entropic Communications, Inc.*	137,200	1,219,708
RightNow Technologies, Inc.*	34,677	1,123,535
MicroStrategy, Inc. — Class A*	6,114	994,625
Kulicke & Soffa Industries, Inc.*	89,249	994,234
Taleo Corp. — Class A*	26,658	987,146
Kopin Corp.*	199,334	938,863
Wright Express Corp.*	17,905	932,313
Liquidity Services, Inc.*	38,406	906,766
Ceva, Inc.*	28,700	874,202
Volterra Semiconductor Corp.*	35,413	873,285
Netscout Systems, Inc.*	41,686	870,821
comScore, Inc.*	33,593	870,059
TriQuint Semiconductor, Inc.*	83,101	846,799
Blue Coat Systems, Inc.*	37,962	829,849
Ebix, Inc.*	41,751	795,357
Bottomline Technologies, Inc.*	31,570	780,095
MAXIMUS, Inc.	9,411	778,572
Cardtronics, Inc.*	33,060	775,257
Tyler Technologies, Inc.*	28,286	757,499
TTM Technologies, Inc.*	47,059	753,885
Radiant Systems, Inc.*	35,036	732,252
Blackbaud, Inc.	25,392	703,866
Mercury Computer Systems, Inc.*	33,001	616,459
Diodes, Inc.*	23,030	601,083
Power Integrations, Inc.	15,484	595,050
OSI Systems, Inc.*	13,770	592,110
Oplink Communications, Inc.*	30,361	565,625
Netgear, Inc.*	12,562	549,211
Perficient, Inc.*	49,023	502,976
Nanometrics, Inc.*	24,993	474,617
Websense, Inc.*	17,773	461,565
Synaptics, Inc.*	17,744	456,731
Novatel Wireless, Inc.*	80,455	440,893
Stratasys, Inc.*	12,199	411,106
j2 Global Communications, Inc.*	14,317	404,169
Veeco Instruments, Inc.*	8,343	403,885
JDA Software Group, Inc.*	12,879	397,832
Littelfuse, Inc.	6,690	392,837
CSG Systems International, Inc.*	21,068	389,337
Monolithic Power Systems, Inc.*	24,516	378,037
Hittite Microwave Corp.*	6,100	377,651
DG FastChannel, Inc.*	11,547	370,081
DTS, Inc.*	9,110	369,410
Stamps.com, Inc.	20,591	274,684
Viasat, Inc.*	6,000	259,620
iGate Corp.	15,150	247,248
Forrester Research, Inc.	7,130	235,005
Smith Micro Software, Inc.*	51,311	216,019

Total Information Technology		37,941,447

Consumer Discretionary - 24.6%
BJ’s Restaurants, Inc.*	27,631	1,446,759
Sturm Ruger & Company, Inc.	65,682	1,441,720
CROCS, Inc.*	54,547	1,404,585
Jos A. Bank Clothiers, Inc.*	23,135	1,156,981
Buffalo Wild Wings, Inc.*	16,661	1,104,791
Texas Roadhouse, Inc. — Class A	57,298	1,004,720
Iconix Brand Group, Inc.*	41,048	993,362
DineEquity, Inc.*	18,930	989,471
Steven Madden Ltd.*	25,505	956,693
Coinstar, Inc.*	17,440	951,178
True Religion Apparel, Inc.*	31,615	919,364
Lumber Liquidators Holdings, Inc.*	35,999	914,375
Cabela’s, Inc.*	33,057	897,498
Buckle, Inc.	19,930	851,011
Peet’s Coffee & Tea, Inc.*	13,910	802,607
Monro Muffler Brake, Inc.	19,080	711,493
CEC Entertainment, Inc.	16,777	672,925
Zumiez, Inc.*	26,454	660,556
Interval Leisure Group, Inc.*	47,668	652,575
HSN, Inc.*	19,179	631,373
Kirkland’s, Inc.*	51,593	620,148
Maidenform Brands, Inc.*	22,190	613,775
PF Chang’s China Bistro, Inc.	15,151	609,676
Hibbett Sports, Inc.*	14,959	608,981
Arbitron, Inc.	14,189	586,431
California Pizza Kitchen, Inc.*	30,334	560,269
Cracker Barrel Old Country Store, Inc.	10,933	539,106
National Presto Industries, Inc.	5,139	521,557
American Public Education, Inc.*	11,100	494,061
Biglari Holdings, Inc.*	1,200	469,260
Blue Nile, Inc.*	9,025	396,920
Kid Brands, Inc.*	70,343	362,970
Universal Electronics, Inc.*	12,768	322,520
Capella Education Co.*	6,948	290,774
Carter’s, Inc.*	8,420	258,999
PetMed Express, Inc.	21,300	252,405
Universal Technical Institute, Inc.	12,578	248,667

Total Consumer Discretionary		26,920,556

Health Care - 20.1%
Hi-Tech Pharmacal Company, Inc.*	53,668	1,552,615
Air Methods Corp.*	18,799	1,405,037
Regeneron Pharmaceuticals, Inc.*	23,483	1,331,721
Questcor Pharmaceuticals, Inc.*	50,800	1,224,280
Healthspring, Inc.*	24,676	1,138,304
MWI Veterinary Supply, Inc.*	14,074	1,136,757
Par Pharmaceutical Companies, Inc.*	29,419	970,239
Quality Systems, Inc.	11,058	965,363
IPC The Hospitalist Company, Inc.*	20,018	927,834
HMS Holdings Corp.*	11,395	875,934
Neogen Corp.*	19,075	862,381
Arqule, Inc.*	133,172	832,325
Align Technology, Inc.*	35,498	809,354
Cubist Pharmaceuticals, Inc.*	21,868	787,029
Parexel International Corp.*	27,430	646,251
Ensign Group, Inc.	20,846	633,510
Corvel Corp.*	11,436	536,348
Integra LifeSciences Holdings Corp.*	11,079	529,687

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Health Care - 20.1% (continued)
Salix Pharmaceuticals Ltd.*	12,987	$517,272
Bio-Reference Labs, Inc.*	24,522	512,510
Cyberonics, Inc.*	17,340	484,653
Abaxis, Inc.*	16,734	456,002
NuVasive, Inc.*	13,000	427,440
Viropharma, Inc.*	21,580	399,230
Zoll Medical Corp.*	6,968	394,807
Almost Family, Inc.*	13,423	367,790
Chemed Corp.	5,360	351,187
Haemonetics Corp.*	4,925	317,022
Kensey Nash Corp.*	12,107	305,460
Enzo Biochem, Inc.*	52,035	221,149

Total Health Care		21,919,491

Financials - 4.5%
World Acceptance Corp.*	16,964	1,112,330
Cash America International, Inc.	14,276	826,152
Ezcorp, Inc. — Class A*	22,590	803,639
First Cash Financial Services, Inc.*	16,719	702,031
Portfolio Recovery Associates, Inc.*	8,255	699,941
Stifel Financial Corp.*	9,197	329,804
Signature Bank*	4,418	252,710
eHealth, Inc.*	18,369	245,410

Total Financials		4,972,017

Materials - 4.2%
Buckeye Technologies, Inc.	34,690	935,936
Balchem Corp.	20,317	889,478
Hawkins, Inc.	24,340	881,595
KapStone Paper and Packaging Corp.*	49,670	823,032
Schweitzer-Mauduit International, Inc.	12,866	722,426
Quaker Chemical Corp.	9,151	393,585

Total Materials		4,646,052

Consumer Staples - 4.0%
Medifast, Inc.*	40,702	965,859
Darling International, Inc.*	46,950	831,015
Boston Beer Company, Inc. — Class A*	8,382	751,027
TreeHouse Foods, Inc.*	13,548	739,856
Inter Parfums, Inc.	29,230	673,167
Calavo Growers, Inc.	20,883	439,796

Total Consumer Staples		4,400,720

Industrials - 3.9%
Dolan Co.*	84,386	714,749
Consolidated Graphics, Inc.*	12,300	675,885
Vicor Corp.	31,155	503,776
Allegiant Travel Co. — Class A*	10,113	500,594
II-VI, Inc.*	18,140	464,384
Exponent, Inc.*	9,420	409,864
American Science & Engineering, Inc.	5,060	404,800
Orion Marine Group, Inc.*	33,504	315,273
Healthcare Services Group, Inc.	15,100	245,375

Total Industrials		4,234,700

Energy - 1.3%
Gulfport Energy Corp.*	30,221	897,262
Contango Oil & Gas Co.*	8,830	516,025

Total Energy		1,413,287

Telecommunication Services - 1.2%
Neutral Tandem, Inc.*	33,250	579,215
Atlantic Tele-Network, Inc.	11,022	422,804
Cbeyond, Inc.*	20,540	271,744

Total Telecommunication Services		1,273,763

Total Common Stocks (Cost $92,777,627)		107,722,033

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$360,166	$360,166
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	123,344	123,344
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	110,443	110,443
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	22,202	22,202

Total Repurchase Agreements (Cost $616,155)		616,155

Total Investments - 99.1% (Cost $93,393,782)		$108,338,188

Other Assets Less Liabilities - 0.9%		956,110

Total Net Assets - 100.0%		$109,294,298

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Discretionary - 27.4%
Red Robin Gourmet Burgers, Inc.*	6,523	$237,307
Audiovox Corp. — Class A*	28,291	213,880
Corinthian Colleges, Inc.*	47,443	202,107
Lithia Motors, Inc. — Class A	10,221	200,638
O’Charleys, Inc.*	22,295	162,976
La-Z-Boy, Inc.*	15,609	154,061
Boyd Gaming Corp.*	17,400	151,380
HOT Topic, Inc.	19,575	145,638
Tuesday Morning Corp.*	29,158	135,585
Zale Corp.*	24,138	135,173
Fred’s, Inc. — Class A	9,351	134,935
MarineMax, Inc.*	15,315	134,159
Sonic Automotive, Inc. — Class A	9,089	133,154
Group 1 Automotive, Inc.	3,107	127,946
Standard Pacific Corp.*	37,796	126,617
Spartan Motors, Inc.	20,987	113,330
Standard Motor Products, Inc.	7,301	111,194
Christopher & Banks Corp.	17,824	102,488
Blyth, Inc.	2,001	100,750
Stage Stores, Inc.	5,872	98,650
Stein Mart, Inc.	9,426	90,867
Callaway Golf Co.	13,472	83,796
Brown Shoe Company, Inc.	7,527	80,162
Quiksilver, Inc.*	16,721	78,589
PEP Boys-Manny Moe & Jack	7,068	77,253
Haverty Furniture Companies, Inc.	6,223	71,627
Ruth’s Hospitality Group, Inc.*	12,580	70,574
Live Nation Entertainment, Inc.*	5,362	61,502
Helen of Troy Ltd.*	1,713	59,150
Jack in the Box, Inc.*	2,396	54,581
Multimedia Games Holding Company, Inc.*	8,180	37,219
Ruby Tuesday, Inc.*	3,016	32,512
OfficeMax, Inc.*	3,850	30,222
Coldwater Creek, Inc.*	19,787	27,702
Skechers U.S.A., Inc. — Class A*	1,680	24,326
Marcus Corp.	2,462	24,325

Total Consumer Discretionary		3,826,375

Industrials - 17.1%
School Specialty, Inc.*	17,010	244,774
Skywest, Inc.	11,478	172,859
Apogee Enterprises, Inc.	9,798	125,512
EMCOR Group, Inc.*	4,233	124,069
Federal Signal Corp.	17,842	117,044
Navigant Consulting, Inc.*	11,090	116,334
Lydall, Inc.*	9,337	111,671
Gibraltar Industries, Inc.*	9,781	110,721
SFN Group, Inc.*	11,487	104,417
United Stationers, Inc.	2,922	103,526
Comfort Systems USA, Inc.	8,331	88,392
ABM Industries, Inc.	3,727	86,988
G&K Services, Inc. — Class A	2,401	81,298
Briggs & Stratton Corp.	4,067	80,771
On Assignment, Inc.*	7,808	76,753
Universal Forest Products, Inc.	2,924	70,059
Dycom Industries, Inc.*	3,999	65,344
Kelly Services, Inc. — Class A*	3,781	62,386
GenCorp, Inc.*	9,496	60,964
Griffon Corp.*	5,914	59,613
Powell Industries, Inc.*	1,590	58,035
Lawson Products, Inc.	2,700	53,109
CDI Corp.	3,901	51,844
AAR Corp.	1,727	46,784
Standard Register Co.	13,929	43,876
Curtiss-Wright Corp.	1,270	41,110
Standex International Corp.	1,173	35,976

Total Industrials		2,394,229

Information Technology - 13.9%
Agilysys, Inc.*	38,706	322,808
Ciber, Inc.*	52,100	289,155
Insight Enterprises, Inc.*	9,767	172,974
SYNNEX Corp.*	4,838	153,365
Gerber Scientific, Inc.*	9,820	109,297
Scansource, Inc.*	2,814	105,469
Benchmark Electronics, Inc.*	5,729	94,528
CACI International, Inc. — Class A*	1,480	93,358
Brightpoint, Inc.*	10,916	88,529
Brooks Automation, Inc.*	6,814	74,000
United Online, Inc.	11,642	70,201
Black Box Corp.	2,173	67,950
THQ, Inc.*	15,886	57,507
Anixter International, Inc.	850	55,539
Digi International, Inc.*	3,606	46,878
Infospace, Inc.*	4,787	43,657
Arris Group, Inc.*	3,106	36,061
Comtech Telecommunications Corp.	1,233	34,573
StarTek, Inc.*	7,557	26,072

Total Information Technology		1,941,921

Financials - 13.7%
SWS Group, Inc.	38,175	228,668
Stewart Information Services Corp.	9,696	97,251
Presidential Life Corp.	8,528	89,032
Piper Jaffray Cos.*	3,065	88,303
Selective Insurance Group, Inc.	5,384	87,598
Wintrust Financial Corp.	2,702	86,950
Susquehanna Bancshares, Inc.	10,811	86,488
Horace Mann Educators Corp.	5,404	84,356
Hanmi Financial Corp.*	77,514	82,940
United Community Banks, Inc.*	7,708	81,401
Investment Technology Group, Inc.*	5,707	80,012
Bank Mutual Corp.	19,604	71,947
First BanCorp*	16,359	70,507
Delphi Financial Group, Inc. — Class A	2,294	67,008
First Midwest Bancorp, Inc.	5,105	62,740
AMERISAFE, Inc.*	2,252	50,940
Pinnacle Financial Partners, Inc.*	3,180	49,481
Navigators Group, Inc.*	997	46,859
Interactive Brokers Group, Inc. — Class A	2,930	45,854
Infinity Property & Casualty Corp.	774	42,307
United Fire & Casualty Co.	2,423	42,088
Boston Private Financial Holdings, Inc.	5,937	39,065

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financials - 13.7% (continued)
FNB Corp.	3,430	$35,501
Safety Insurance Group, Inc.	830	34,893
PrivateBancorp, Inc. — Class A	2,506	34,583
Kite Realty Group Trust	6,707	33,401
Cedar Shopping Centers, Inc.	6,371	32,811
Prospect Capital Corp.	3,245	32,807
Wilshire Bancorp, Inc.	7,223	21,236

Total Financials		1,907,027

Health Care - 12.4%
Kendle International, Inc.*	23,071	347,911
Molina Healthcare, Inc.*	8,026	217,665
PharMerica Corp.*	15,222	194,233
Centene Corp.*	4,956	176,087
Healthways, Inc.*	10,607	161,014
Cross Country Healthcare, Inc.*	13,897	105,617
Amedisys, Inc.*	3,504	93,311
Amsurg Corp. — Class A*	3,151	82,336
Invacare Corp.	2,460	81,647
Cambrex Corp.*	17,510	80,896
Gentiva Health Services, Inc.*	3,581	74,592
Symmetry Medical, Inc.*	7,339	65,831
CONMED Corp.*	1,552	44,201

Total Health Care		1,725,341

Consumer Staples - 5.8%
Seneca Foods Corp. — Class A*	7,341	187,783
Spartan Stores, Inc.	7,722	150,811
Alliance One International, Inc.*	42,415	137,000
Central Garden and Pet Co. — Class A*	12,128	123,099
Nash Finch Co.	2,988	107,000
Sanderson Farms, Inc.	1,286	61,445
Casey’s General Stores, Inc.	978	43,032

Total Consumer Staples		810,170

Materials - 3.3%
A. Schulman, Inc.	4,967	125,119
Wausau Paper Corp.	10,334	69,651
Myers Industries, Inc.	6,014	61,824
Kaiser Aluminum Corp.	1,110	60,628
AM Castle & Co.*	3,516	58,401
Headwaters, Inc.*	14,688	45,973
Stepan Co.	523	37,081

Total Materials		458,677

Utilities - 2.9%
Central Vermont Public Service Corp.	3,775	136,466
Laclede Group, Inc.	2,122	80,275
Avista Corp.	2,767	71,084
NorthWestern Corp.	1,321	43,738
CH Energy Group, Inc.	713	37,975
Southwest Gas Corp.	911	35,174

Total Utilities		404,712

Energy - 2.6%
World Fuel Services Corp.	3,094	111,168
Hornbeck Offshore Services, Inc.*	3,818	104,995
Matrix Service Co.*	5,161	69,054
Bristow Group, Inc.	789	40,255
Tetra Technologies, Inc.*	3,073	39,119

Total Energy		364,591

Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*	19,783	65,680

Total Common Stocks (Cost $10,919,826)		13,898,723

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.1%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$6,162	$6,162
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	2,110	2,110
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,890	1,890
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	380	380

Total Repurchase Agreements (Cost $10,542)		10,542

Total Investments - 99.7% (Cost $10,930,368)		$13,909,265

Other Assets Less Liabilities - 0.3%		41,402

Total Net Assets - 100.0%		$13,950,667

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 60.5%
Freddie Mac[1]
0.20% due 07/12/11	$10,000,000	$9,999,940
0.23% due 08/16/11	5,000,000	4,999,870
Fannie Mae[1]
0.22% due 07/18/11	10,000,000	9,998,961

Total Federal Agency Discount Notes (Cost $24,996,880)		24,998,771

REPURCHASE AGREEMENTS††,2 - 41.6%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$8,660,611	$8,660,611
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	5,370,590	5,370,590
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	2,655,740	2,655,740
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	533,873	533,873

Total Repurchase Agreements (Cost $17,220,814)		17,220,814

Total Investments - 102.1% (Cost $42,217,694)		$42,219,585

Liabilities & Other Assets - (2.1)%		(866,759)

Total Net Assets - 100.0%		$41,352,826

		Unrealized
	Contracts	Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $60,577,645)	811	$345,045

		Unrealized
	Units	Loss
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International August 2011 U.S. Dollar Index Swap, Terminating 08/26/11 [4] (Notional Value $22,612,020)	303,399	$(206,933)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 3.

3	All or a portion of this security is pledged as currency index swap collateral at June 30, 2011.

4	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 48.5%
Farmer Mac[1]
0.01% due 07/01/11	$200,000,000	$200,000,000
0.12% due 12/06/11	20,000,000	19,989,467
0.26% due 09/28/11	15,000,000	14,990,358
0.20% due 05/15/12	15,000,000	14,973,417
0.25% due 09/29/11	10,000,000	9,993,750
Federal Farm Credit Bank[1]
0.18% due 04/18/12	20,000,000	19,970,800
0.04% due 07/11/11	15,000,000	14,999,833
0.10% due 11/16/11	15,000,000	14,994,250
0.20% due 08/05/11	10,000,000	9,998,056
0.23% due 08/08/11	10,000,000	9,997,572
0.23% due 08/11/11	10,000,000	9,997,381
0.19% due 10/24/11	10,000,000	9,993,930
0.25% due 10/13/11	10,000,000	9,992,778
0.21% due 12/28/11	10,000,000	9,989,500
Freddie Mac[2]
0.26% due 07/05/11	25,000,000	24,999,278
0.13% due 12/05/11	25,000,000	24,985,826
0.10% due 12/08/11	20,000,000	19,991,111
0.23% due 09/14/11	15,000,000	14,992,813
Federal Home Loan Bank[1]
0.00% due 07/01/11	50,000,000	50,000,000
0.08% due 07/18/11	10,000,000	9,999,622
0.21% due 01/05/12	5,000,000	4,994,517
Fannie Mae[2]
0.20% due 06/01/12	25,000,000	24,953,333
0.21% due 10/03/11	10,000,000	9,994,517
0.14% due 01/09/12	10,000,000	9,992,533

Total Federal Agency Discount Notes (Cost $564,784,642)		564,784,642

FEDERAL AGENCY NOTES†† - 3.4%
Federal Home Loan Bank[1]
0.25% due 03/07/12	$25,000,000	$24,999,643
0.30% due 10/14/11	15,000,000	15,001,363

Total Federal Agency Notes (Cost $40,001,006)		40,001,006

REPURCHASE AGREEMENTS††,3 — 39.9%
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	$222,816,119	$222,816,119
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	171,853,911	171,853,911
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	58,854,079	58,854,079
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	10,593,734	10,593,734

Total Repurchase Agreements (Cost $464,117,843)		464,117,843

COMMERCIAL PAPER†† - 12.5%
Proctor & Gamble International Funding
0.07% due 07/15/11	10,000,000	9,999,728
Wal-Mart Stores, Inc.
0.07% due 07/19/11	10,000,000	9,999,650
BNP Paribas Finance, Inc.
0.27% due 07/05/11	5,000,000	4,999,850
0.23% due 08/04/11	5,000,000	4,998,914
Sheffield Receivables Corp.
0.15% due 07/20/11	5,000,000	4,999,604
0.17% due 08/22/11	5,000,000	4,998,772
Danske Corp.
0.23% due 07/28/11	5,000,000	4,999,138
0.20% due 08/12/11	5,000,000	4,998,833
ING (US) Funding, LLC
0.24% due 08/05/11	5,000,000	4,998,833
0.36% due 08/04/11	5,000,000	4,998,300
Societe Generale
0.32% due 08/03/11	10,000,000	9,997,067
Nestle Capital Corp.
0.24% due 07/20/11	5,000,000	4,999,367
0.17% due 12/01/11	5,000,000	4,996,387
Coca-Cola Co.
0.13% due 09/14/11	5,000,000	4,998,646
0.17% due 11/01/11	5,000,000	4,997,096
Westpack Banking Corp.
0.22% due 08/19/11	5,000,000	4,998,503
0.28% due 11/04/11	5,000,000	4,995,100
Prudential plc
0.44% due 11/07/11	10,000,000	9,984,233
Barclays (US) Funding, LLC
0.42% due 11/15/11	5,000,000	4,992,008
0.40% due 02/14/12	5,000,000	4,987,334
UBS Finance (DE), LLC
0.45% due 12/02/11	5,000,000	4,990,375
0.41% due 03/12/12	5,000,000	4,985,479
American Honda Finance
0.23% due 07/05/07	5,000,000	4,999,872
Johnson & Johnson
0.17% due 08/03/11	5,000,000	4,999,221
Bank of America
0.19% due 08/23/11	5,000,000	4,998,601
Total Commercial Paper (Cost $144,910,911)		144,910,911

Total Investments - 104.3% (Cost $1,213,814,402)		$1,213,814,402

Liabilities & Other Assets - (4.3)%		(50,038,625)

Total Net Assets - 100.0%		$1,163,775,777

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

††	Value determined based on Level 2 inputs — See Note 2.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 3.

plc	Public Limited Company

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.9%
Consumer Staples - 23.5%
Philip Morris International, Inc.	70,791	$4,726,715
Estee Lauder Companies, Inc. — Class A	31,090	3,270,357
Altria Group, Inc.	121,606	3,211,614
Avon Products, Inc.	107,940	3,022,320
Herbalife Ltd.	42,840	2,469,298
Reynolds American, Inc.	54,592	2,022,634
Lorillard, Inc.	16,426	1,788,299
Nu Skin Enterprises, Inc. — Class A	36,420	1,367,571
Kraft Foods, Inc. — Class A	31,430	1,107,279
Unilever N.V.	32,300	1,061,055
Revlon, Inc. — Class A*	49,260	827,568
Elizabeth Arden, Inc.*	28,200	818,646
Prestige Brands Holdings, Inc.*	57,700	740,868
General Mills, Inc.	17,710	659,166
USANA Health Sciences, Inc.*	20,820	651,250
Kellogg Co.	11,140	616,265
Archer-Daniels-Midland Co.	19,750	595,462
HJ Heinz Co.	10,930	582,350
Green Mountain Coffee Roasters, Inc.*	6,310	563,231
Medifast, Inc.*	22,500	533,925
Mead Johnson Nutrition Co. — Class A	7,790	526,215
Vector Group Ltd.	28,092	499,757
Sara Lee Corp.	24,350	462,406
Campbell Soup Co.	13,380	462,279
ConAgra Foods, Inc.	17,810	459,676
Hershey Co.	7,720	438,882
Bunge Ltd.	6,240	430,248
JM Smucker Co.	5,450	416,598
Star Scientific, Inc.*	88,238	397,071
Hormel Foods Corp.	13,230	394,386
Universal Corp.	10,139	381,936

Total Consumer Staples		35,505,327

Consumer Discretionary - 20.0%
Amazon.com, Inc.*	25,311	5,175,846
Priceline.com, Inc.*	5,662	2,898,548
Netflix, Inc.*	8,980	2,358,956
Johnson Controls, Inc.	55,420	2,308,797
Liberty Media Corporation - Interactive*	96,522	1,618,674
Magna International, Inc. — Class A	29,760	1,608,230
Expedia, Inc.	54,203	1,571,345
BorgWarner, Inc.*	16,530	1,335,459
TRW Automotive Holdings Corp.*	19,960	1,178,239
Autoliv, Inc.	14,460	1,134,387
Lear Corp.	19,270	1,030,560
Gentex Corp.	29,800	900,854
Goodyear Tire & Rubber Co.*	50,060	839,506
Shutterfly, Inc.*	14,202	815,479
HSN, Inc.*	22,104	727,664
Tenneco, Inc.*	16,220	714,815
Dana Holding Corp.*	37,650	688,995
Federal-Mogul Corp.*	27,600	630,108
Cooper Tire & Rubber Co.	21,760	430,630
American Axle & Manufacturing Holdings, Inc.*	34,280	390,106
Blue Nile, Inc.*	8,126	357,382
Modine Manufacturing Co.*	22,800	350,436
Overstock.com, Inc.*	18,867	287,156
NutriSystem, Inc.	18,198	255,864
Fuel Systems Solutions, Inc.*	9,980	249,001
PetMed Express, Inc.	18,540	219,699
Vitacost.com, Inc.*	34,500	166,980

Total Consumer Discretionary		30,243,716

Industrials - 20.0%
Union Pacific Corp.	22,840	2,384,496
Caterpillar, Inc.	19,990	2,128,135
Canadian National Railway Co.	25,110	2,006,289
Norfolk Southern Corp.	23,680	1,774,342
CSX Corp.	66,480	1,743,106
Danaher Corp.	28,090	1,488,489
Deere & Co.	17,210	1,418,964
Illinois Tool Works, Inc.	23,220	1,311,698
Cummins, Inc.	10,620	1,099,064
Eaton Corp.	19,360	996,072
PACCAR, Inc.	19,130	977,352
Parker Hannifin Corp.	10,310	925,219
Ingersoll-Rand plc	20,200	917,282
Dover Corp.	13,370	906,486
Hertz Global Holdings, Inc.*	52,320	830,842
Kansas City Southern*	14,000	830,620
J.B. Hunt Transport Services, Inc.	16,750	788,758
Joy Global, Inc.	8,160	777,158
Pall Corp.	11,770	661,827
CNH Global N.V.*	16,730	646,614
Ryder System, Inc.	10,350	588,398
Flowserve Corp.	5,240	575,824
Bucyrus International, Inc. — Class A	6,040	553,626
Dollar Thrifty Automotive Group, Inc.*	6,750	497,745
Genesee & Wyoming, Inc. — Class A*	8,370	490,817
Landstar System, Inc.	10,310	479,209
Old Dominion Freight Line, Inc.*	12,820	478,186
Con-way, Inc.	12,180	472,706
Amerco, Inc.*	4,600	442,290
Werner Enterprises, Inc.	16,890	423,094
Watsco, Inc.	5,100	346,749
Avis Budget Group, Inc.*	12,870	219,948
NCI Building Systems, Inc.*	1,017	11,584

Total Industrials		30,192,989

Health Care - 18.9%
UnitedHealth Group, Inc.	26,390	1,361,196
Novartis AG ADR	20,960	1,280,866
Johnson & Johnson	18,090	1,203,347
Pfizer, Inc.	54,430	1,121,258
Amgen, Inc.*	17,370	1,013,539
WellPoint, Inc.	12,250	964,932
Sanofi ADR	23,060	926,320
GlaxoSmithKline plc ADR	21,540	924,066
Express Scripts, Inc. — Class A*	17,010	918,200

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.9% (continued)
Health Care - 18.9% (continued)
Merck & Company, Inc.	25,830	$911,541
McKesson Corp.	9,890	827,298
Abbott Laboratories	15,320	806,138
Medco Health Solutions, Inc.*	14,190	802,019
Gilead Sciences, Inc.*	19,070	789,689
Biogen Idec, Inc.*	7,090	758,063
Aetna, Inc.	16,800	740,712
Celgene Corp.*	12,150	732,888
Cardinal Health, Inc.	16,050	728,991
AstraZeneca plc ADR	14,280	715,000
CIGNA Corp.	13,540	696,362
Humana, Inc.	8,400	676,536
Bristol-Myers Squibb Co.	21,760	630,170
AmerisourceBergen Corp. — Class A	14,740	610,236
Teva Pharmaceutical Industries Ltd. ADR	12,190	587,802
Eli Lilly & Co.	15,500	581,715
Quest Diagnostics, Inc.	9,410	556,131
Laboratory Corporation of America Holdings*	5,700	551,703
DaVita, Inc.*	6,040	523,124
Henry Schein, Inc.*	6,490	464,619
Vertex Pharmaceuticals, Inc.*	8,640	449,194
Allergan, Inc.	5,390	448,717
Coventry Health Care, Inc.*	11,810	430,711
Alexion Pharmaceuticals, Inc.*	8,640	406,339
Shire plc ADR	3,960	373,072
Cephalon, Inc.*	4,340	346,766
Dendreon Corp.*	8,130	320,647
Forest Laboratories, Inc.*	7,860	309,212
Regeneron Pharmaceuticals, Inc.*	5,400	306,234
Mylan, Inc.*	12,310	303,688
Pharmasset, Inc.*	2,680	300,696
Human Genome Sciences, Inc.*	11,670	286,382
BioMarin Pharmaceutical, Inc.*	8,640	235,094
United Therapeutics Corp.*	4,200	231,420
Onyx Pharmaceuticals, Inc.*	5,340	188,502
Universal Health Services, Inc. — Class B	3,430	176,748

Total Health Care		28,517,883

Energy - 8.6%
Schlumberger Ltd.	25,490	2,202,336
Halliburton Co.	27,260	1,390,260
National Oilwell Varco, Inc.	15,340	1,199,742
Baker Hughes, Inc.	15,490	1,123,954
Tenaris S.A. ADR	22,100	1,010,633
Transocean Ltd.	13,710	885,118
Weatherford International Ltd.*	39,200	735,000
Cameron International Corp.*	14,550	731,720
FMC Technologies, Inc.*	14,900	667,371
Diamond Offshore Drilling, Inc.	8,830	621,720
Noble Corp.	15,690	618,343
Helmerich & Payne, Inc.	8,310	549,457
McDermott International, Inc.*	26,120	517,437
Nabors Industries Ltd.*	20,260	499,206
Ensco plc ADR	6,364	339,217

Total Energy		13,091,514

Materials - 3.9%
E. I. du Pont de Nemours & Co.	11,131	601,631
Potash Corporation of Saskatchewan, Inc.	10,420	593,836
Dow Chemical Co.	15,021	540,756
Monsanto Co.	7,304	529,832
Praxair, Inc.	4,500	487,755
Syngenta AG ADR	6,980	471,569
Air Products & Chemicals, Inc.	3,926	375,247
The Mosaic Co.	5,452	369,264
PPG Industries, Inc.	3,500	317,765
Agrium, Inc.	3,550	311,548
Ecolab, Inc.	5,300	298,814
CF Industries Holdings, Inc.	1,840	260,673
Sigma-Aldrich Corp.	3,500	256,830
Sherwin-Williams Co.	2,950	247,416
Lubrizol Corp.	1,813	243,431

Total Materials		5,906,367

Total Common Stocks (Cost $129,356,863)		143,457,796

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 5.0%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$4,392,458	$4,392,458
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	1,504,266	1,504,266
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,346,929	1,346,929
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	270,768	270,768

Total Repurchase Agreements (Cost $7,514,421)		7,514,421

Total Investments - 99.9% (Cost $136,871,284)		$150,972,217

Other Assets Less Liabilities - 0.1%		171,020

Total Net Assets - 100.0%		$151,143,237

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,616,938)	55	$(119,948)

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreements — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.8%
Freddie Mac[1]
0.20% due 07/12/11	$10,000,000	$9,999,941
Fannie Mae[1]
0.22% due 07/18/11	10,000,000	9,998,961

Total Federal Agency Discount Notes (Cost $19,998,350)		19,998,902

REPURCHASE AGREEMENTS††,2 - 39.8%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$14,037,047	$14,037,047
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	5,789,998	5,789,998
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	4,304,401	4,304,401
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	865,297	865,297

Total Repurchase Agreements (Cost $24,996,743)		24,996,743

Total Investments - 71.6% (Cost $44,995,093)		$44,995,645

Other Assets, Less Liabilities - 28.4%		17,853,522

Total Net Assets - 100.0%		$62,849,167

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $110,473,905)	1,479	$(174,852)

		Unrealized
	Units	Gain
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International August 2011 U.S. Dollar Index Swap, Terminating 08/26/11 [4] (Notional Value $15,511,120)	208,122	$208,900

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 3.

3	All or a portion of this security is pledged as currency index swap collateral at June 30, 2011.

4	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.
The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the Investment Company Act of 1940.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the marketvalue of the security exceeds the market value of the securities in the segregated account.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Certain Funds entered into stock, bond and currency index futures. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following Funds entered into futures contracts for the following purposes:

Fund	Index Exposure	Liquidity
All-Asset Conservative Strategy Fund	X	X
All-Asset Moderate Strategy Fund	X	X
All-Asset Aggressive Strategy Fund	X	X
Alternative Strategies Allocation Fund	X	X
U.S. Long Short Momentum Fund	X	X
Alternative Strategies Fund	X	X
Long Short Equity Strategy Fund	X	X
Long Short Interest Rate Strategy Fund	X	X
Emerging Markets 2x Strategy Fund	X	X
Inverse Emerging Markets 2x Strategy Fund	X	X
Europe 1.25x Strategy Fund	X	X
Government Long Bond 1.2x Strategy Fund	X	X
Inverse Government Long Bond Strategy Fund	X	X
Nova Fund	X	X
Inverse S&P 500 Strategy Fund	X	X
NASDAQ-100® Fund	X	X
Inverse NASDAQ-100® Strategy Fund	X	X
Russell 2000® 1.5x Strategy Fund	X	X
Mid-Cap 1.5x Strategy Fund	X	X
Inverse Russell 2000® Strategy Fund	X	X
Inverse Mid-Cap Strategy Fund	X	X
Weakening Dollar 2x Strategy Fund	X	X
Strengthening Dollar 2x Strategy Fund	X	X
S&P 500 Fund	X	X
Russell 2000® Fund	X	X
High Yield Strategy Fund	X	X
Inverse High Yield Strategy Fund	X	X
Japan 2x Strategy Fund	X	X
F. Certain Funds entered into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreementare recognized as realized gains or losses.
The following Funds entered into swap agreements for the following purposes:

Fund	Index Exposure	Liquidity
Event Driven and Distressed Strategies Fund	X	X
Emerging Markets 2x Strategy Fund	X	X
Inverse Emerging Markets 2x Strategy Fund	X	X
Nova Fund	X	X
Inverse S&P 500 Strategy Fund	X	X
NASDAQ-100® Fund	X	X
Inverse NASDAQ-100® Strategy Fund	X	X
Russell 2000® 1.5x Strategy Fund	X	X
Mid-Cap 1.5x Strategy Fund	X	X
Inverse Russell 2000® Strategy Fund	X	X
Inverse Mid-Cap Strategy Fund	X	X
Weakening Dollar 2x Strategy Fund	X	X
Strengthening Dollar 2x Strategy Fund	X	X
S&P 500 Fund	X	X
Russell 2000® Fund	X	X
High Yield Strategy Fund	X	X
Inverse High Yield Strategy Fund	X	X
The High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Event Driven and Distressed Strategies Fund enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
2. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
All-Asset Aggressive Strategy Fund	$13,149,172	$61,812	$3,251,568	$—	$—	$16,462,552
All-Asset Conservative Strategy Fund	10,971,250	42,367	3,078,021	—	—	14,091,638
All-Asset Moderate Strategy Fund	23,649,597	70,864	4,634,314	—	—	28,354,775
Alternative Strategies Allocation Fund	18,580,537	2,915	—	—	—	18,583,452
Alternative Strategies Fund	—	33,872	3,704,613	—	—	3,738,485
Banking Fund	7,425,188	—	48,298	—	—	7,473,486
Basic Materials Fund	94,010,082	—	617,674	—	—	94,627,756
Biotechnology Fund	142,781,450	—	1,020,976	—	—	143,802,426
Consumer Products Fund	96,377,174	—	349,047	—	—	96,726,221
Electronics Fund	9,335,005	—	38,906	—	—	9,373,911
Emerging Markets 2x Strategy Fund	1,880,729	72,181	845,076	45,967	—	2,843,953
Energy Fund	81,713,579	—	86,998	—	—	81,800,577
Energy Services Fund	127,118,782	—	—	—	—	127,118,782
Europe 1.25x Strategy Fund	13,225,485	288,001	1,983,278	—	—	15,496,764
Event Driven and Distressed Strategies Fund	663,702	—	20,519,081	93,582	—	21,276,365
Financial Services Fund	10,442,414	—	92,364	—	—	10,534,778
Government Long Bond 1.2x Strategy Fund	211,748,147	—	25,966,559	—	—	237,714,706
Health Care Fund	57,310,073	—	296,035	—	—	57,606,108
High Yield Strategy Fund	—	97,341	29,151,238	—	—	29,248,579
Internet Fund	22,554,798	—	163,040	—	—	22,717,838
Inverse Emerging Markets 2x Strategy Fund	—	—	3,201,908	—	—	3,201,908
Inverse Government Long Bond Strategy Fund	—	3,242,400	1,032,351,046	—	—	1,035,593,446
Inverse High Yield Strategy Fund	—	100,963	23,364,556	13,111	—	23,478,630
Inverse Mid-Cap Strategy Fund	—	—	3,636,034	—	—	3,636,034
Inverse NASDAQ-100® Strategy Fund	—	—	21,841,595	—	—	21,841,595
Inverse Russell 2000® Strategy Fund	—	—	16,616,908	—	—	16,616,908
Inverse S&P 500 Strategy Fund	—	—	210,862,043	—	—	210,862,043
Japan 2x Strategy Fund	—	1,084,988	9,525,496	—	—	10,610,484
Leisure Fund	6,743,482	—	37,353	—	—	6,780,835
Long Short Equity Strategy Fund	2,717,645	371,007	3,502,488	—	—	6,591,140
Long Short Interest Rate Strategy Fund	—	595,047	165,436,172	—	—	166,031,219
Mid-Cap 1.5x Strategy Fund	23,004,754	93,979	6,291,853	508,104	—	29,898,690
NASDAQ-100® Fund	633,576,614	60,476	22,208,676	473,753	—	656,319,519
Nova Fund	38,740,118	257,099	18,810,127	947,804	—	58,755,148
Precious Metals Fund	146,741,501	—	1,235,882	—	—	147,977,383
Real Estate Fund	23,072,791	—	54,949	—	—	23,127,740
Retailing Fund	8,456,778	—	54,215	—	—	8,510,993
Russell 2000® 1.5x Strategy Fund	2,673,160	10,963	17,797,646	787,475	—	21,269,244
Russell 2000® Fund	1,937,492	244,798	17,563,163	262,280	—	20,007,733
S&P 500 Fund	123,888,954	13,760	39,284,302	692,474	—	163,879,490
S&P 500 Pure Growth Fund	32,365,131	—	248,509	—	—	32,613,640
S&P 500 Pure Value Fund	46,352,836	—	408,942	—	—	46,761,778
S&P MidCap 400 Pure Growth Fund	273,346,947	—	464,727	—	—	273,811,674
S&P MidCap 400 Pure Value Fund	38,727,726	—	402,485	—	—	39,130,211
S&P SmallCap 600 Pure Growth Fund	107,722,033	—	616,155	—	—	108,338,188
S&P SmallCap 600 Pure Value Fund	13,898,723	—	10,542	—	—	13,909,265
Strengthening Dollar 2x Strategy Fund	—	345,045	42,219,585	—	—	42,564,630
Technology Fund	22,304,657	—	148,201	—	—	22,452,858
Telecommunications Fund	6,841,740	—	22,179	—	—	6,863,919
Transportation Fund	51,087,785	—	272,044	—	—	51,359,829
U.S. Government Money Market Fund	—	—	1,213,814,402	—	—	1,213,814,402
U.S. Long Short Momentum Fund	143,457,796	—	7,514,421	—	—	150,972,217
Utilities Fund	38,373,771	—	244,316	—	—	38,618,087
Weakening Dollar 2x Strategy Fund	—	—	44,995,645	208,900	—	45,204,545

Liabilities
All-Asset Aggressive Strategy Fund	$—	$3,415	$—	$—	$—	$3,415
Alternative Strategies Allocation Fund	—	28,319	—	—	—	28,319
Alternative Strategies Fund	—	4,102	—	—	—	4,102
Europe 1.25x Strategy Fund	—	10,664	—	—	—	10,664
Event Driven and Distressed Strategies Fund	—	4,683	—	—	—	4,683
Government Long Bond 1.2x Strategy Fund	—	182,223	—	—	—	182,223
High Yield Strategy Fund	—	—	—	97,795	—	97,795
Inverse Emerging Markets 2x Strategy Fund	—	—	—	121,953	—	121,953
Inverse Government Long Bond Strategy Fund	402,050,775	—	—	—	—	402,050,775
Inverse High Yield Strategy Fund	—	—	—	277,859	—	277,859
Inverse Mid-Cap Strategy Fund	—	2,452	—	73,531	—	75,983
Inverse NASDAQ-100® Strategy Fund	—	73,094	—	376,504	—	449,598
Inverse Russell 2000® Strategy Fund	—	119,573	—	220,685	—	340,258
Inverse S&P 500 Strategy Fund	—	1,750,285	—	4,093,935	—	5,844,220
Japan 2x Strategy Fund	—	91,154	—	—	—	91,154
Long Short Equity Strategy Fund	2,239,005	—	—	—	—	2,239,005
Long Short Interest Rate Strategy Fund	—	252,529	—	—	—	252,529
Strengthening Dollar 2x Strategy Fund	—	—	—	206,933	—	206,933
U.S. Long Short Momentum Fund	—	119,948	—	—	—	119,948
Weakening Dollar 2x Strategy Fund	—	174,852	—	—	—	174,852

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the end of the period. As of June 30, 2011, Russell 2000® 1.5x Strategy Fund and Russell 2000® Fund had securities with a total value of $20 and $25, respectively, transferred from Level 3 to Level 1. The fair market values of these securities were adjusted due to a change in the securities valuation method. There were no other securities that transferred between levels.
3. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements and collateral values executed by the joint account and outstanding at June 30, 2011, were as follows:

Counterparty and Terms of
Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Bonds
0.00%			4.38% - 7.63%
due 07/01/11	$730,000,000	$730,000,000	02/15/25 - 11/15/39	$594,738,500	$744,600,046
Credit Suisse Group			U.S. Treasury Note
0.00%			0.75%
due 07/01/11	250,000,000	250,000,000	05/31/12	253,494,900	255,000,026
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.00%			0.00%
due 07/01/11	223,851,417	223,851,417	06/28/12	228,743,700	228,328,530
Deutsche Bank			U.S. Treasury Note
0.00%			2.75%
due 07/01/11	45,000,000	45,000,000	11/30/16	43,820,200	45,900,098
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
4. Disclosures about Credit Derivatives
In accordance with its principal investment strategy, the High Yield Strategy Fund and Event Driven and Distressed Strategies Fund enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
5. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 2 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending March 31, 2012. Management is evaluating the impact of this update on its current disclosures.

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	August 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Actof 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	August 15, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	August 15, 2011

*	Print the name and title of each signing officer under his or her signature.